As filed with the SEC on May 24, 2007.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04419
AEGON/TRANSAMERICA SERIES TRUST (formerly AEGON/TRANSAMERICA SERIES FUND, INC.)
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code:	(727) 299-1800
Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end:	December 31
Date of reporting period:	January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

Aegon Bond

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (20.9%)
U.S. Treasury Bond
11.75%, due 11/15/2014 †	$2,500	$2,939
7.25%, due 05/15/2016	2,000	2,380
7.50%, due 11/15/2016 †	2,750	3,342
7.25%, due 08/15/2022	300	375
6.25%, due 08/15/2023 †	5,000	5,740
7.63%, due 02/15/2025	1,125	1,483
6.50%, due 11/15/2026	1,500	1,795
U.S. Treasury Note
6.50%, due 02/15/2010	585	615
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2009	200	184
Zero Coupon, due 02/15/2010	1,140	1,004
Zero Coupon, due 02/15/2011	950	801
Zero Coupon, due 05/15/2012	870	699
Zero Coupon, due 08/15/2012	250	197
Zero Coupon, due 11/15/2012	315	244
Zero Coupon, due 11/15/2012	1,200	932
Zero Coupon, due 02/15/2013	200	154
Zero Coupon, due 05/15/2013	200	152
Zero Coupon, due 11/15/2013	3,000	2,220
Zero Coupon, due 02/15/2014	750	548
Zero Coupon, due 11/15/2014	100	70
Zero Coupon, due 02/15/2016	1,650	1,092
Zero Coupon, due 05/15/2016	2,200	1,436
Zero Coupon, due 02/15/2017	8,400	5,285
Zero Coupon, due 11/15/2017	200	120
Zero Coupon, due 02/15/2019	300	169
Zero Coupon, due 02/15/2022	150	71
Zero Coupon, due 02/15/2023	750	341
Total U.S. Government Obligations (cost: $32,465)		34,388
U.S. GOVERNMENT AGENCY OBLIGATIONS (44.2%)
Fannie Mae
7.50%, due 01/01/2008	36	37
7.00%, due 01/25/2008	102	102
6.50%, due 04/01/2008	41	41
6.61%, due 10/25/2008 *	60	60
8.00%, due 07/01/2009	143	146
5.50%, due 06/01/2012	173	174
6.50%, due 12/25/2012	612	612
5.00%, due 11/25/2015	1,500	1,491
6.00%, due 03/25/2016	581	588
5.00%, due 12/01/2016	192	190
7.00%, due 12/25/2016	1,220	1,231

5.50%, due 03/01/2017	$522	$523
6.50%, due 03/01/2017	135	139
5.50%, due 04/25/2017	1,000	1,010
5.50%, due 09/01/2017	434	435
7.00%, due 09/01/2017	350	361
9.50%, due 06/25/2018	228	247
4.00%, due 07/01/2018	183	173
4.00%, due 12/01/2018	749	709
4.50%, due 03/01/2019	652	632
9.00%, due 10/01/2019	109	118
6.50%, due 08/01/2020	288	295
6.50%, due 02/25/2022	511	526
5.50%, due 05/25/2023	500	488
9.00%, due 06/01/2025	84	91
7.00%, due 03/25/2031	167	173
7.00%, due 09/25/2031	310	322
7.00%, due 09/25/2031	366	380
7.00%, due 11/25/2031	730	765
7.90%, due 02/25/2032 *	83	90
10.00%, due 03/25/2032 *	58	66
6.50%, due 04/25/2032	394	393
6.50%, due 11/25/2032	1,000	1,046
6.00%, due 12/01/2032	443	449
4.73%, due 12/25/2032 *	163	158
Zero Coupon, due 01/01/2033 (a)	180	138
6.00%, due 03/01/2033	190	192
6.00%, due 03/01/2033	119	120
6.00%, due 03/01/2033	86	87
5.50%, due 04/01/2033	424	421
4.00%, due 04/25/2033	500	419
5.75%, due 06/25/2033	750	746
0.45%, due 07/25/2033 *	291	199
0.37%, due 08/25/2033 *	221	143
Zero Coupon, due 09/01/2033 (a)	127	93
3.63%, due 09/25/2033 *	137	125
Zero Coupon, due 12/25/2033 (a)	913	681
5.50%, due 02/25/2034	600	597
1.10%, due 03/25/2034 *	165	111
Zero Coupon, due 04/25/2034 (a)	94	49
4.90%, due 04/25/2034 *	361	358
2.72%, due 05/25/2034 *	104	95
4.90%, due 05/25/2034 *	568	557
4.84%, due 01/01/2035 *	285	284
5.50%, due 12/25/2035	300	293
6.50%, due 01/01/2036	345	352
Zero Coupon, due 04/25/2036 (a)	185	135
Zero Coupon, due 06/25/2036 (a)	226	171
Zero Coupon, due 07/25/2036 (a)	183	140
Zero Coupon, due 07/25/2036 (a)	194	152
Zero Coupon, due 11/25/2036 (a)	482	348
6.50%, due 10/25/2042	134	136
6.50%, due 12/25/2042	472	481
7.50%, due 12/25/2042	219	228

Federal Home Loan Bank
4.72%, due 09/20/2012 *	$422	$415
Freddie Mac
5.50%, due 02/15/2009	426	425
4.13%, due 07/12/2010	573	561
5.75%, due 01/15/2012	200	208
6.00%, due 02/15/2013	937	950
5.50%, due 09/15/2013	664	669
5.50%, due 10/15/2013	672	674
6.50%, due 10/15/2013	84	84
6.00%, due 12/15/2013	915	929
6.00%, due 12/15/2013	1,573	1,597
5.00%, due 07/15/2014	753	749
6.00%, due 08/15/2015	1,071	1,071
2.47%, due 10/15/2015 *	712	660
5.50%, due 11/15/2015	116	116
6.50%, due 04/01/2016	138	142
5.50%, due 02/15/2017	1,000	1,003
2.38%, due 07/15/2017 * (b)	1,172	70
6.50%, due 12/01/2017	356	364
4.00%, due 05/01/2019	889	841
8.50%, due 09/15/2020	247	262
6.00%, due 12/15/2020	883	886
5.50%, due 12/15/2022	1,000	1,008
7.50%, due 02/15/2023	646	675
5.00%, due 05/15/2023	312	306
7.00%, due 03/15/2024	1,000	1,052
Zero Coupon, due 02/15/2029 (a)	167	142
7.00%, due 06/15/2029	1,000	1,061
6.00%, due 11/15/2029	664	672
8.00%, due 01/15/2030	862	900
3.56%, due 05/15/2030 *	299	285
6.00%, due 05/15/2030	372	376
7.50%, due 08/15/2030	228	241
7.25%, due 09/15/2030	1,017	1,058
7.00%, due 10/15/2030	663	684
7.25%, due 12/15/2030	308	314
6.50%, due 08/15/2031	516	530
2.68%, due 03/15/2032 * (b)	307	24
4.00%, due 03/15/2032	1,000	946
6.38%, due 03/15/2032	898	917
6.50%, due 03/15/2032	729	756
7.00%, due 03/15/2032	2,160	2,237
7.00%, due 04/15/2032	867	899
7.00%, due 05/15/2032	677	703
6.50%, due 06/15/2032	516	534
6.50%, due 07/15/2032	1,015	1,064
7.50%, due 07/25/2032	551	572
6.00%, due 11/15/2032	500	509
Zero Coupon, due 12/15/2032 (a)	131	107
Zero Coupon, due 12/15/2032 (a)	196	160
Zero Coupon, due 01/15/2033 (a)	400	254
1.68%, due 02/15/2033 * (b)	1,482	77

2.23%, due 02/15/2033 * (b)	$1,032	$62
6.00%, due 02/15/2033	500	508
1.78%, due 03/15/2033 * (b)	1,689	96
Zero Coupon, due 10/15/2033 (a)	250	147
1.02%, due 10/15/2033 *	184	126
1.02%, due 11/15/2033 *	108	71
1.10%, due 01/15/2034 *	700	443
1.36%, due 02/15/2034 *	75	50
Zero Coupon, due 03/15/2034 (a)	60	38
1.10%, due 04/15/2034 *	190	125
Zero Coupon, due 08/15/2034 (a)	122	97
0.79%, due 11/15/2035 *	80	77
Zero Coupon, due 02/15/2036 (a)	232	178
Zero Coupon, due 02/15/2036 (a)	135	104
Zero Coupon, due 03/15/2036 (a)	191	146
Zero Coupon, due 04/15/2036 (a)	288	215
Zero Coupon, due 05/15/2036 *	140	114
Zero Coupon, due 07/15/2036 (a)	150	116
6.50%, due 11/01/2036	475	484
7.50%, due 08/25/2042 *	227	235
6.50%, due 02/25/2043	492	504
7.00%, due 02/25/2043	160	165
Ginnie Mae
7.50%, due 09/15/2009	115	116
5.50%, due 12/20/2013	685	689
6.00%, due 12/20/2014	185	185
8.00%, due 01/15/2016	152	160
7.00%, due 07/15/2017	223	230
6.50%, due 03/15/2023	13	13
6.50%, due 10/16/2024	1,200	1,246
9.00%, due 05/16/2027	61	65
6.50%, due 04/20/2029	755	778
7.50%, due 11/20/2029	357	377
8.00%, due 12/20/2029	202	211
8.50%, due 02/16/2030	911	975
8.00%, due 06/20/2030	87	93
7.50%, due 09/20/2030	236	240
7.33%, due 11/20/2030	85	87
6.50%, due 03/20/2031	455	466
9.45%, due 04/20/2031 *	67	74
7.00%, due 10/20/2031	419	435
6.50%, due 12/20/2031	773	794
5.50%, due 01/20/2032 (b)	427	64
6.50%, due 01/20/2032	592	609
2.63%, due 04/16/2032 * (b)	488	37
6.50%, due 06/20/2032	1,400	1,452
6.50%, due 06/20/2032	446	462
6.50%, due 07/16/2032	1,000	1,037
6.50%, due 07/20/2032	814	841
6.50%, due 08/20/2032	358	369
Zero Coupon, due 03/16/2033 (a)	65	53
Zero Coupon, due 06/16/2033 (a)	200	160
6.50%, due 06/20/2033	850	912

5.03%, due 04/16/2034 *	$98	$97
U.S. Department of Veteran Affairs
7.50%, due 02/15/2027	1,464	1,546
Total U.S. Government Agency Obligations (cost: $75,294)		72,825
FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
United Mexican States
4.63%, due 10/08/2008	330	326
6.38%, due 01/16/2013	75	79
7.50%, due 04/08/2033	500	595
Total Foreign Government Obligations (cost: $897)		1,000
MORTGAGE-BACKED SECURITIES (12.4%)
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB
5.35%, due 09/10/2047 *	150	150
Banc of America Funding Corp., Series 2004-1
Zero Coupon, due 03/25/2034 (a)	153	120
Banc of America Funding Corp., Series 2005-7, Class 30PO
Zero Coupon, due 11/25/2035 (a)	281	192
Banc of America Funding Corp., Series 2005-8, Class 30PO
Zero Coupon, due 01/25/2036 (a)	95	65
Bank of America Mortgage Securities-Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	394
Bear Stearns Adjustable Rate Mortgage Trust-Series 2006-1, Class 1A1
4.63%, due 02/25/2036 *	545	535
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	48	49
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,172
Countrywide Alternative Loan Trust, Series 2003-J1
Zero Coupon, due 10/25/2033 (a)	198	157
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	300	281
Countrywide Alternative Loan Trust, Series 2005-22T1, Class A2
Zero Coupon, due 06/25/2035 * (b)	3,446	29
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A10
3.41%, due 07/25/2035 *	131	127
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	489
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	197
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A4
Zero Coupon, due 02/25/2035 * (b)	1,873	16
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.06%, due 06/25/2034 *	170	168

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 2A1
5.27%, due 11/25/2035 *	$752	$751
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.22%, due 05/20/2034 *	177	177
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.92%, due 02/25/2035 *	333	331
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,147
Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7
0.73%, due 08/25/2035 * (b)	2,755	52
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 04/21/2034 *	356	350
MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	404	389
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	162	161
MASTR Resecuritization Trust-144A
Zero Coupon, due 05/28/2035 (a)	834	581
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043 *	300	292
Morgan Stanley Capital I-Series 1998-HF2
6.14%, due 11/15/2030 *	2,000	2,032
MortgageIT Trust, Series 2005-1
5.64%, due 02/25/2035 *	197	197
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	28	28
6.00%, due 05/25/2033	112	112
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	1,432	1,438
Residential Accredit Loans, Inc.-Series 2002-QS16
5.50%, due 10/25/2017 *	110	110
Residential Accredit Loans, Inc.-Series 2003-QS3
4.80%, due 02/25/2018 *	90	89
Residential Funding Mortgage Security I, Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 (a)	152	105
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-2, Class 1A4
Zero Coupon, due 04/25/2035 * (b)	2,463	24
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	496
Washington Mutual MSC Mortgage Pass-Through Certificates-Series 2003-MS7
Zero Coupon, due 03/25/2033 (a)	213	165
Washington Mutual-Series 2002-S7
Zero Coupon, due 11/25/2017 (a)	287	252
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 *	152	150

Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	$358	$352
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.56%, due 01/25/2035 *	620	614
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 12/25/2034 *	346	345
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 *	500	487
Total Mortgage-Backed Securities (cost: $20,141)		20,368
ASSET-BACKED SECURITIES (0.6%)
Citibank Credit Card Issuance, Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	148
Countrywide Asset-Backed Certificates-Series 2004-AB2
5.59%, due 05/25/2036 *	161	162
Household Automotive Trust, Series 2005-1, Class A4
4.35%, due 06/18/2012	110	109
Household Credit Card Master Note Trust I, Series 2006-1, Class A
5.10%, due 06/15/2012	150	150
MBNA Credit Card Master Trust -Series 2003-1C
7.02%, due 06/15/2012 *	150	156
MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	300	320
Residential Asset Mortgage Products, Inc.-Series 2001-RS3
6.79%, due 10/25/2031	7	7
Total Asset-Backed Securities (cost: $1,057)		1,052
CORPORATE DEBT SECURITIES (17.9%)
Aerospace (0.1%)
Textron Financial Corp.
5.13%, due 02/03/2011	80	80
Automotive (0.1%)
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	97
Business Credit Institutions (0.8%)
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013	1,173	1,237
Business Services (0.1%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	77
Chemicals & Allied Products (1.4%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	267
DSM NV-144A
6.75%, due 05/15/2009	2,000	2,057
Commercial Banks (2.5%)
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,724
Citigroup, Inc.
4.25%, due 07/29/2009	200	197
5.63%, due 08/27/2012	400	407

Corp Andina de Fomento
5.20%, due 05/21/2013	$100	$99
Keycorp-Series G
4.70%, due 05/21/2009	100	99
State Street Corp.
7.65%, due 06/15/2010	300	322
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	261
Wachovia Bank NA
7.80%, due 08/18/2010	250	269
Wachovia Corp.
3.50%, due 08/15/2008	150	147
Wells Fargo & Co.
3.13%, due 04/01/2009	260	251
4.20%, due 01/15/2010	300	294
Communication (1.4%)
Comcast Corp.
5.50%, due 03/15/2011	250	253
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,052
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	592
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	476
Computer & Data Processing Services (0.0%)
Hewlett-Packard, Co., Global Note
5.40%, due 03/01/2017	50	50
Computer & Office Equipment (0.2%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	263
Electric Services (0.7%)
CenterPoint Energy Houston Electric LLC
5.75%, due 01/15/2014	60	61
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	251
DTE Energy Co.
6.65%, due 04/15/2009	200	206
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	205
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	262
PSEG Power LLC
7.75%, due 04/15/2011	115	125
Electronic Components & Accessories (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	50
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	214

Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	$100	$107
Southern California Gas Co.
4.80%, due 10/01/2012	100	98
Holding & Other Investment Offices (0.4%)
Illinois State
5.10%, due 06/01/2033	450	430
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	262
Insurance (0.1%)
American General Finance Corp.
5.38%, due 10/01/2012	100	100
International Lease Finance Corp.
4.50%, due 05/01/2008	75	74
XL Capital, Ltd.
5.25%, due 09/15/2014	50	49
Life Insurance (0.8%)
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	500	492
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	325
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	196
Protective Life Secured Trust
4.00%, due 04/01/2011	250	240
Mortgage Bankers & Brokers (1.1%)
American General Finance Corp.
4.50%, due 11/15/2007	170	169
Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009	482	482
ConocoPhillips Canada Funding Co., Guaranteed Note
5.63%, due 10/15/2016	100	102
Countrywide Home Loans
4.00%, due 03/22/2011	225	213
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	244
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	144
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	136
6.25%, due 02/15/2012	250	262
Motion Pictures (0.6%)
Historic TW, Inc.
8.18%, due 08/15/2007	400	403
9.15%, due 02/01/2023	500	623
Paper & Allied Products (0.2%)
International Paper Co.
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	159

Union Camp Corp.
6.50%, due 11/15/2007	$50	$50
Personal Credit Institutions (2.4%)
Capital One Financial Corp.
6.25%, due 11/15/2013	75	78
Capital One Financial Corp., Senior Note, (MTN)
5.70%, due 09/15/2011	20	20
General Electric Capital Corp.
4.25%, due 01/15/2008	700	695
4.63%, due 09/15/2009	500	496
6.13%, due 02/22/2011	500	518
5.88%, due 02/15/2012	200	206
6.00%, due 06/15/2012	750	779
Household Finance Corp.
6.40%, due 06/17/2008	100	101
6.75%, due 05/15/2011	760	801
HSBC Finance Corp.
5.25%, due 01/15/2014	100	99
SLM Corp.
4.00%, due 01/15/2010	175	170
Primary Metal Industries (0.0%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	60
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	212
Research & Testing Services (0.0%)
Monsanto Co., Senior Note
7.38%, due 08/15/2012	60	66
Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	150	148
Security & Commodity Brokers (2.8%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	483
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	124
4.88%, due 01/15/2015	300	291
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	850	899
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,077
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	99
5.45%, due 07/15/2014	300	300
Morgan Stanley
4.25%, due 05/15/2010	500	488
6.75%, due 04/15/2011	400	423
6.60%, due 04/01/2012	250	265
4.75%, due 04/01/2014	145	138

Telecommunications (1.8%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	$225	$225
7.88%, due 03/01/2011	100	109
BellSouth Corp.
6.00%, due 10/15/2011	250	258
British Telecommunications PLC
8.63%, due 12/15/2030 (c)	150	206
France Telecom SA
7.75%, due 03/01/2011 (c)	200	218
GTE Corp.
7.51%, due 04/01/2009	475	495
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	424
NYNEX Corp.
9.55%, due 05/01/2010	138	149
Sprint Capital Corp.
6.88%, due 11/15/2028	800	797
Telecom Italia Capital SA-Series B, Senior Note
5.25%, due 11/15/2013	60	58
Total Corporate Debt Securities (cost: $28,834)		29,393
SECURITY LENDING COLLATERAL (3.3%)
Debt (3.2%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007	141	141
Commercial Paper (1.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	42	42
5.28%, due 04/11/2007	28	28
5.29%, due 04/12/2007	28	28
5.28%, due 04/19/2007	28	28
Bear Stearns & Co.
5.50%, due 07/10/2007	14	14
CAFCO LLC-144A
5.28%, due 04/17/2007	42	42
Charta LLC-144A
5.30%, due 05/09/2007	42	42
CIESCO LLC
5.28%, due 04/16/2007	42	42
Clipper Receivables Corp.
5.28%, due 04/04/2007	28	28
5.29%, due 04/11/2007	42	42
Compass Securitization LLC-144A
5.30%, due 04/17/2007	28	28
5.29%, due 04/25/2007	28	28
CRC Funding LLC-144A
5.28%, due 04/17/2007	42	42
5.29%, due 04/25/2007	28	28

Den Danske Bank
5.27%, due 04/10/2007	$42	$42
5.29%, due 04/30/2007	71	71
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	14	14
5.29%, due 04/26/2007	28	28
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	28	28
5.28%, due 04/04/2007	3	3
5.28%, due 04/12/2007	42	42
5.28%, due 04/19/2007	28	28
5.29%, due 04/25/2007	28	28
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	57	57
5.28%, due 04/17/2007	28	28
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	42	42
5.28%, due 04/09/2007	28	28
5.29%, due 04/19/2007	28	28
5.30%, due 04/26/2007	56	56
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	28	28
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	28	28
5.29%, due 04/18/2007	28	28
Liberty Street-144A
5.29%, due 04/26/2007	42	42
Morgan Stanley
5.51%, due 08/01/2007	28	28
Old Line Funding LLC-144A
5.29%, due 04/23/2007	28	28
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	28	28
5.29%, due 04/24/2007	28	28
5.30%, due 04/25/2007	28	28
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	14	14
5.29%, due 04/20/2007	28	28
5.30%, due 04/24/2007	28	28
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	28	28
5.29%, due 05/01/2007	42	42
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	28	28
5.29%, due 04/03/2007	28	28
5.29%, due 04/18/2007	42	42
5.30%, due 04/30/2007	28	28
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	28	28
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	28	28
5.28%, due 04/20/2007	42	42

Yorktown Capital LLC
5.30%, due 04/02/2007	$28	$28
5.29%, due 04/04/2007	28	28
5.29%, due 04/12/2007	28	28
5.30%, due 04/19/2007	42	42
Euro Dollar Overnight (0.5%)
Abbey National PLC
5.27%, due 04/03/2007	28	28
Bank of Montreal
5.40%, due 04/02/2007	42	42
Bank of Nova Scotia
5.28%, due 04/02/2007	42	42
BNP Paribas
5.42%, due 04/02/2007	57	57
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	56	56
Erste Bank
5.28%, due 04/04/2007	71	71
Lloyds TSB Bank
5.27%, due 04/05/2007	99	99
Rabobank Nederland
5.40%, due 04/02/2007	85	85
Royal Bank of Canada
5.39%, due 04/02/2007	85	85
Societe Generale
5.38%, due 04/02/2007	42	42
5.27%, due 04/05/2007	56	56
Svenska Handlesbanken
5.38%, due 04/02/2007	66	66
UBS AG
5.29%, due 04/02/2007	56	56
5.29%, due 04/06/2007	99	99
Euro Dollar Terms (0.9%)
Abbey National PLC
5.27%, due 04/26/2007	28	28
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	85	85
Bank of Montreal
5.27%, due 04/11/2007	42	42
5.27%, due 04/20/2007	28	28
Bank of Nova Scotia
5.28%, due 04/09/2007	42	42
5.28%, due 04/30/2007	28	28
Barclays
5.31%, due 04/09/2007	71	71
5.32%, due 04/23/2007	28	28
5.29%, due 05/07/2007	28	28
5.30%, due 05/16/2007	28	28
5.29%, due 05/21/2007	28	28
Calyon
5.30%, due 05/17/2007	28	28
5.31%, due 05/24/2007	14	14

Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	$141	$141
Citigroup
5.31%, due 05/04/2007	28	28
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	71	71
5.30%, due 05/17/2007	71	71
Deutsche Bank
5.28%, due 04/10/2007	14	14
5.27%, due 04/20/2007	28	28
5.30%, due 05/15/2007	28	28
First Tennessee National Corp.
5.31%, due 05/02/2007	28	28
Fortis Bank
5.27%, due 04/12/2007	71	71
5.27%, due 04/13/2007	28	28
5.30%, due 06/25/2007	71	71
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	28	28
5.30%, due 06/13/2007	28	28
KBC Bank NV
5.27%, due 05/02/2007	28	28
Lloyds TSB Bank
5.28%, due 04/27/2007	28	28
Rabobank Nederland
5.27%, due 04/10/2007	28	28
Regions Bank
5.30%, due 04/23/2007	14	14
Royal Bank of Scotland
5.29%, due 05/07/2007	56	56
5.30%, due 05/08/2007	28	28
5.30%, due 05/09/2007	28	28
5.31%, due 05/25/2007	28	28
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	28	28
Societe Generale
5.28%, due 05/21/2007	28	28
5.31%, due 05/24/2007	56	56
Swedbank AB
5.30%, due 05/11/2007	113	113
Repurchase Agreements (0.6%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $120 on 04/02/2007	121	121
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $549 on 04/02/2007	549	549
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $85 on 04/02/2007	85	85
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $188 on 04/02/2007	188	188

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	28,949	$29
Reserve Primary Money Market Fund
1-day yield of 5.23%	63,993	64
Total Security Lending Collateral (cost: $5,378)		5,378
Total Investment Securities (cost: $164,066) #		$164,404

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $5,244.
*	Floating or variable rate note. Rate is listed as of March 31, 2007.
(a)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.
(b)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
††

Cash collateral for the Repurchase Agreements, valued at $964, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $164,066. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,986 and $3,648, respectively. Net unrealized appreciation for tax purposes is $338.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $11,752 or 7.1% of the net assets of the Fund.

MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

American Century Large Company Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Aerospace (0.9%)
Northrop Grumman Corp.	54,400	$4,038
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	133,900	2,304
Apparel Products (1.3%)
Liz Claiborne, Inc.	69,200	2,965
V.F. Corp.	34,200	2,826
Beverages (1.9%)
Coca-Cola Co. (The)	105,200	5,050
Pepsi Bottling Group, Inc.	108,500	3,460
Business Credit Institutions (2.4%)
Freddie Mac	174,500	10,381
Chemicals & Allied Products (2.1%)
du Pont (E.I.) de Nemours & Co.	82,800	4,093
PPG Industries, Inc.	70,600	4,964
Commercial Banks (17.6%)
Bank of America Corp. d	288,100	14,699
Bank of New York Co., Inc. (The)	104,800	4,250
Citigroup, Inc.	394,600	20,259
JP Morgan Chase & Co.	216,400	10,469
National City Corp. †	76,100	2,835
PNC Financial Services Group, Inc.	40,900	2,944
US Bancorp	169,400	5,924
Wachovia Corp.	123,500	6,799
Wells Fargo & Co.	266,900	9,189
Communications Equipment (0.2%)
Motorola, Inc.	57,300	1,012
Computer & Data Processing Services (2.7%)
Fiserv, Inc. ‡	45,100	2,393
Microsoft Corp.	237,900	6,630
Oracle Corp. ‡	144,200	2,614
Computer & Office Equipment (2.6%)
Hewlett-Packard Co.	147,700	5,929
International Business Machines Corp.	56,500	5,326
Electric Services (1.3%)
PPL Corp.	144,400	5,906
Electric, Gas & Sanitary Services (2.6%)
Exelon Corp.	92,400	6,349
NiSource, Inc.	107,400	2,625
Waste Management, Inc.	70,400	2,422

Electronic & Other Electric Equipment (1.7%)
General Electric Co.	205,400	$7,263
Electronic Components & Accessories (1.6%)
Intel Corp.	95,400	1,825
Tyco International, Ltd.	169,700	5,354
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	34,700	2,995
Finance (0.9%)
SPDR Trust Series 1 †	26,700	3,793
Food & Kindred Products (2.7%)
Altria Group, Inc.	72,800	6,393
Unilever NV-NY Shares †	180,000	5,260
Food Stores (1.3%)
Kroger Co.	202,200	5,712
Health Services (0.3%)
Quest Diagnostics, Inc. †	24,700	1,232
Industrial Machinery & Equipment (3.4%)
Applied Materials, Inc.	62,600	1,147
Caterpillar, Inc.	30,400	2,038
Deere & Co.	32,900	3,574
Dover Corp.	63,500	3,099
Ingersoll-Rand Co.-Class A	93,200	4,042
National Oilwell Varco, Inc. ‡	15,500	1,206
Instruments & Related Products (0.6%)
Xerox Corp. ‡	161,800	2,733
Insurance (4.5%)
Allstate Corp. (The)	89,800	5,393
American International Group, Inc.	116,000	7,797
Loews Corp.	89,800	4,080
MGIC Investment Corp. †	42,400	2,498
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	54,900	5,247
Marsh & McLennan Cos., Inc.	84,500	2,475
Life Insurance (0.6%)
Torchmark Corp.	42,600	2,794
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	91,900	3,376
Lumber & Wood Products (1.1%)
Weyerhaeuser Co.	62,800	4,694
Motion Pictures (1.8%)
Time Warner, Inc.	391,300	7,716
Oil & Gas Extraction (3.4%)
Anadarko Petroleum Corp.	35,500	1,526
Devon Energy Corp.	29,200	2,021
Royal Dutch Shell PLC-Class A, ADR †	170,200	11,284
Personal Services (0.5%)
H&R Block, Inc.	105,700	2,224

Petroleum Refining (9.7%)
Chevron Corp.	176,700	$13,069
ConocoPhillips	128,200	8,762
Exxon Mobil Corp.	277,000	20,900
Pharmaceuticals (7.7%)
Abbott Laboratories d	119,800	6,685
Amgen, Inc. ‡	27,300	1,525
Johnson & Johnson	97,900	5,899
Lilly (Eli) & Co.	44,700	2,401
Merck & Co., Inc.	69,700	3,079
Pfizer, Inc.	328,500	8,298
Wyeth	117,700	5,888
Primary Metal Industries (0.5%)
Nucor Corp.	32,000	2,084
Printing & Publishing (1.8%)
Gannett Co., Inc.	82,900	4,666
RR Donnelley & Sons Co.	82,700	3,026
Radio & Television Broadcasting (0.8%)
Viacom, Inc.-Class B ‡	89,000	3,659
Restaurants (0.9%)
McDonald’s Corp.	92,200	4,154
Retail Trade (0.9%)
Wal-Mart Stores, Inc.	86,900	4,080
Rubber & Misc. Plastic Products (0.7%)
Newell Rubbermaid, Inc.	92,000	2,860
Savings Institutions (1.1%)
Washington Mutual, Inc.	122,100	4,930
Security & Commodity Brokers (3.2%)
Merrill Lynch & Co., Inc.	83,500	6,819
Morgan Stanley	92,100	7,254
Telecommunications (5.3%)
AT&T, Inc. d	342,500	13,505
Sprint Nextel Corp.	208,000	3,944
Verizon Communications, Inc.	156,700	5,942
Total Common Stocks (cost: $403,474)		422,875

	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (4.3%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007	$508	$508
Commercial Paper (1.4%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	152	152
5.28%, due 04/11/2007	101	101
5.29%, due 04/12/2007	101	101
5.28%, due 04/19/2007	101	101

Bear Stearns & Co.
5.50%, due 07/10/2007	$51	$51
CAFCO LLC-144A
5.28%, due 04/17/2007	152	152
Charta LLC-144A
5.30%, due 05/09/2007	152	152
CIESCO LLC
5.28%, due 04/16/2007	152	152
Clipper Receivables Corp.
5.28%, due 04/04/2007	101	101
5.29%, due 04/11/2007	152	152
Compass Securitization LLC-144A
5.30%, due 04/17/2007	101	101
5.29%, due 04/25/2007	101	101
CRC Funding LLC-144A
5.28%, due 04/17/2007	152	152
5.29%, due 04/25/2007	101	101
Den Danske Bank
5.27%, due 04/10/2007	152	152
5.29%, due 04/30/2007	254	254
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	51	51
5.29%, due 04/26/2007	101	101
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	101	101
5.28%, due 04/04/2007	11	11
5.28%, due 04/12/2007	152	152
5.28%, due 04/19/2007	101	101
5.29%, due 04/25/2007	101	101
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	203	203
5.28%, due 04/17/2007	101	101
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	152	152
5.28%, due 04/09/2007	101	101
5.29%, due 04/19/2007	101	101
5.30%, due 04/26/2007	201	201
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	101	101
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	101	101
5.29%, due 04/18/2007	101	101
Liberty Street-144A
5.29%, due 04/26/2007	152	152
Morgan Stanley
5.51%, due 08/01/2007	101	101
Old Line Funding LLC-144A
5.29%, due 04/23/2007	101	101
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	102	102
5.29%, due 04/24/2007	102	102
5.30%, due 04/25/2007	102	102

Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	$51	$51
5.29%, due 04/20/2007	102	102
5.30%, due 04/24/2007	102	102
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	102	102
5.29%, due 05/01/2007	152	152
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	102	102
5.29%, due 04/03/2007	102	102
5.29%, due 04/18/2007	152	152
5.30%, due 04/30/2007	102	102
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	102	102
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	102	102
5.28%, due 04/20/2007	152	152
Yorktown Capital LLC
5.30%, due 04/02/2007	102	102
5.29%, due 04/04/2007	102	102
5.29%, due 04/12/2007	102	102
5.30%, due 04/19/2007	152	152
Euro Dollar Overnight (0.7%)
Abbey National PLC
5.27%, due 04/03/2007	102	102
Bank of Montreal
5.40%, due 04/02/2007	152	152
Bank of Nova Scotia
5.28%, due 04/02/2007	152	152
BNP Paribas
5.42%, due 04/02/2007	203	203
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	203	203
Erste Bank
5.28%, due 04/04/2007	254	254
Lloyds TSB Bank
5.27%, due 04/05/2007	355	355
Rabobank Nederland
5.40%, due 04/02/2007	305	305
Royal Bank of Canada
5.39%, due 04/02/2007	305	305
Societe Generale
5.38%, due 04/02/2007	152	152
5.27%, due 04/05/2007	203	203
Svenska Handlesbanken
5.38%, due 04/02/2007	237	237
UBS AG
5.29%, due 04/02/2007	203	203
5.29%, due 04/06/2007	355	355
Euro Dollar Terms (1.3%)
Abbey National PLC
5.27%, due 04/26/2007	102	102

BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	$305	$305
Bank of Montreal
5.27%, due 04/11/2007	152	152
5.27%, due 04/20/2007	102	102
Bank of Nova Scotia
5.28%, due 04/09/2007	152	152
5.28%, due 04/30/2007	102	102
Barclays
5.31%, due 04/09/2007	254	254
5.32%, due 04/23/2007	102	102
5.29%, due 05/07/2007	102	102
5.30%, due 05/16/2007	102	102
5.29%, due 05/21/2007	102	102
Calyon
5.30%, due 05/17/2007	102	102
5.31%, due 05/24/2007	51	51
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	508	508
Citigroup
5.31%, due 05/04/2007	102	102
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	254	254
5.30%, due 05/17/2007	254	254
Deutsche Bank
5.28%, due 04/10/2007	51	51
5.27%, due 04/20/2007	102	102
5.30%, due 05/15/2007	102	102
First Tennessee National Corp.
5.31%, due 05/02/2007	102	102
Fortis Bank
5.27%, due 04/12/2007	254	254
5.27%, due 04/13/2007	102	102
5.30%, due 06/25/2007	254	254
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	102	102
5.30%, due 06/13/2007	102	102
KBC Bank NV
5.27%, due 05/02/2007	102	102
Lloyds TSB Bank
5.28%, due 04/27/2007	102	102
Rabobank Nederland
5.27%, due 04/10/2007	102	102
Regions Bank
5.30%, due 04/23/2007	51	51
Royal Bank of Scotland
5.29%, due 05/07/2007	203	203
5.30%, due 05/08/2007	102	102
5.30%, due 05/09/2007	102	102
5.31%, due 05/25/2007	102	102
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	101	101

Societe Generale
5.28%, due 05/21/2007	$102	$102
5.31%, due 05/24/2007	203	203
Swedbank AB
5.30%, due 05/11/2007	406	406
Repurchase Agreements (0.8%) ††
Credit Suisse First Boston Corp. 5.48%, dated 3/30/2007 to be repurchased at $435 on 04/02/2007	434	434
Merrill Lynch & Co. 5.43%, dated 3/30/2007 to be repurchased at $1,983 on 04/02/2007	1,982	1,982
Morgan Stanley Dean Witter & Co. 5.43%, dated 3/30/2007 to be repurchased at $306 on 04/02/2007	306	306
Morgan Stanley Dean Witter & Co. 5.49%, dated 3/30/2007 to be repurchased at $678 on 04/02/2007	678	678

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	104,525	$105
Reserve Primary Money Market Fund
1-day yield of 5.23%	231,054	231
Total Security Lending Collateral (cost: $19,419)		19,419
Total Investment Securities (cost: $422,893) #		$442,294

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $18,960.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $3,479, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

d

At March 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2007 is $7,619.

#

Aggregate cost for federal income tax purposes is $423,051. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $24,178 and $4,935, respectively. Net unrealized appreciation for tax purposes is $19,243.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $4,876 or 1.1% of the net assets of the Fund.

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts +	Date	Amount	(Depreciation)
S&P 500 E-mini Index	66	06/15/2007	$4,723	$(23)
			$4,723	$(23)

+   Contract amounts are not in thousands.

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (9.6%)
T. Rowe Price Small Cap, Initial Class ø	505,398	$5,367
TA IDEX Evergreen Health Care, Class I @	1,886,998	24,154
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	28,773	348
Third Avenue Value, Initial Class ø	1,583,490	42,881
Transamerica Growth Opportunities, Initial Class ø	809,409	13,274
Transamerica Small/Mid Cap Value, Initial Class ø	17,289	352
Capital Preservation (4.9%)
TA IDEX Loomis Sayles Bond, Class I @	2,262,816	22,764
Transamerica Money Market, Initial Class ø	21,310,090	21,310
Fixed-Income (44.1%)
MFS High Yield, Initial Class ø	1,957,411	19,085
PIMCO Total Return, Initial Class ø	11,811,873	131,939
TA IDEX PIMCO Real Return TIPS, Class I @	6,425,676	65,028
TA IDEX Transamerica Flexible Income, Class I @	6,303,922	59,761
TA IDEX Transamerica High-Yield Bond, Class I @	2,006,454	18,901
TA IDEX Transamerica Short-Term Bond, Class I @	8,500,184	83,982
Transamerica Convertible Securities, Initial Class ø	1,308,916	15,995
Transamerica U.S. Government Securities, Initial Class ø	51,140	616
Foreign Fixed-Income (10.2%)
TA IDEX JPMorgan International Bond, Class I @	6,234,136	65,334
TA IDEX Van Kampen Emerging Markets Debt, Class I @	2,314,203	25,595
Growth Equity (25.1%)
American Century Large Company Value, Initial Class ø	1,637,114	18,565
BlackRock Large Cap Value, Initial Class ø	653,447	13,860
Capital Guardian Value, Initial Class ø	1,419,898	30,073
Federated Growth & Income, Initial Class ø	2,596,500	39,960
J.P. Morgan Mid Cap Value, Initial Class ø	1,206,168	20,722
Jennison Growth, Initial Class ø	760,456	6,046
Marsico Growth, Initial Class ø	1,642,059	18,063
T. Rowe Price Equity Income, Initial Class ø	27,202	573
T. Rowe Price Growth Stock, Initial Class ø	303,640	7,554
TA IDEX UBS Large Cap Value, Class I @	2,985,028	38,507
TA IDEX Van Kampen Small Company Growth, Class I @	26,587	346
Transamerica Equity, Initial Class ø ‡	1,168,889	30,496
Specialty - Real Estate (2.2%)
Clarion Global Real Estate Securities, Initial Class ø	762,806	19,726
World Equity (3.9%)
TA IDEX AllianceBernstein International Value, Class I @	488,987	6,479
TA IDEX BlackRock Global Allocation, Class I @	60,184	690
TA IDEX Evergreen International Small Cap, Class I @	595,354	9,770
TA IDEX Marsico International Growth, Class I @	351,446	4,488

TA IDEX Neuberger Berman International, Class I @	458,689	$5,623
TA IDEX Oppenheimer Developing Markets, Class I @	612,906	7,624
Total Investment Companies (cost: $857,536) #		$895,851

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.
@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.
‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $858,086. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $45,067 and $7,302, respectively. Net unrealized appreciation for tax purposes is $37,765.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (19.4%)
Munder Net50, Initial Class ‡ ø	3,577,740	$38,067
TA IDEX Evergreen Health Care, Class I @	2,601,700	33,302
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	622,297	7,524
Third Avenue Value, Initial Class ø	6,067,549	164,309
Transamerica Growth Opportunities, Initial Class ø	1,887,079	30,948
Transamerica Small/Mid Cap Value, Initial Class ø	1,763,564	35,959
Capital Preservation (0.3%)
Transamerica Money Market, Initial Class ø	4,137,278	4,137
Growth & Income (2.5%)
TA IDEX UBS Dynamic Alpha, Class I ‡ @	3,955,096	39,274
Growth Equity (53.0%)
American Century Large Company Value, Initial Class ø	7,763,935	88,043
BlackRock Large Cap Value, Initial Class ø	7,278,462	154,376
Capital Guardian Value, Initial Class ø	6,368,232	134,879
J.P. Morgan Mid Cap Value, Initial Class ø	2,766,620	47,531
Jennison Growth, Initial Class ø	4,990,628	39,676
Marsico Growth, Initial Class ø	7,850,642	86,357
T. Rowe Price Equity Income, Initial Class ø	4,619	97
T. Rowe Price Growth Stock, Initial Class ø	1,511,094	37,596
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	740,738	8,074
TA IDEX BlackRock Natural Resources, Class I ‡ @	2,295,409	24,148
TA IDEX Mellon Market Neutral Strategy, Class I ‡ @	1,983,809	19,957
TA IDEX UBS Large Cap Value, Class I @	5,338,934	68,872
TA IDEX Van Kampen Small Company Growth, Class I @	2,851,876	37,131
Transamerica Equity, Initial Class ‡ ø	3,679,863	96,008
Transamerica Science & Technology, Initial Class ø	523,630	2,147
Specialty - Real Estate (5.0%)
Clarion Global Real Estate Securities, Initial Class ø	3,108,690	80,391
World Equity (19.8%)
TA IDEX AllianceBernstein International Value, Class I @	1,968,270	26,080
TA IDEX BlackRock Global Allocation, Class I @	5,066,521	58,062
TA IDEX Evergreen International Small Cap, Class I @	4,074,991	66,871
TA IDEX Marsico International Growth, Class I @	3,952,569	50,474
TA IDEX Neuberger Berman International, Class I @	5,122,365	62,800
TA IDEX Oppenheimer Developing Markets, Class I @	4,136,171	51,454
Total Investment Companies (cost: $1,404,913) #		$1,594,544

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.

@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $1,404,962. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $194,975 and $5,393, respectively. Net unrealized appreciation for tax purposes is $189,582.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.2%)
Munder Net50, Initial Class ‡ ø	817,909	$8,703
T. Rowe Price Small Cap, Initial Class ø	2,383,793	25,316
TA IDEX Evergreen Health Care, Class I @	3,827,979	48,998
TA IDEX Oppenheimer Small- & Mid- Cap Value, Class I @	481,574	5,822
Third Avenue Value, Initial Class ø	6,479,725	175,471
Transamerica Growth Opportunities, Initial Class ø	3,991,895	65,467
Transamerica Small/Mid Cap Value, Initial Class ø	1,316,709	26,848
Capital Preservation (2.0%)
TA IDEX Loomis Sayles Bond, Class I @	3,367,023	33,872
Transamerica Money Market, Initial Class ø	20,729,732	20,730
Fixed-Income (34.5%)
MFS High Yield, Initial Class ø	10,631,106	103,653
PIMCO Total Return, Initial Class ø	32,205,977	359,741
TA IDEX PIMCO Real Return TIPS, Class I @	17,701,006	179,134
TA IDEX Transamerica Flexible Income, Class I @	2,514,029	23,833
TA IDEX Transamerica High-Yield Bond, Class I @	2,269,052	21,374
TA IDEX Transamerica Short-Term Bond, Class I @	12,446,544	122,972
Transamerica Convertible Securities, Initial Class ø	9,581,971	117,092
Foreign Fixed-Income (9.7%)
TA IDEX JPMorgan International Bond, Class I @	17,227,516	180,544
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,278,461	80,500
Growth Equity (29.6%)
American Century Large Company Value, Initial Class ø	7,357,106	83,430
BlackRock Large Cap Value, Initial Class ø	4,197,722	89,034
Capital Guardian Value, Initial Class ø	5,314,703	112,565
Federated Growth & Income, Initial Class ø	4,767,429	73,371
J.P. Morgan Mid Cap Value, Initial Class ø	2,089,910	35,905
Jennison Growth, Initial Class ø	179,504	1,427
Marsico Growth, Initial Class ø	9,473,007	104,203
T. Rowe Price Equity Income, Initial Class ø	48,051	1,012
T. Rowe Price Growth Stock, Initial Class ø	1,646,476	40,964
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	1,156,972	12,611
TA IDEX UBS Large Cap Value, Class I @	6,927,662	89,367
TA IDEX Van Kampen Small Company Growth, Class I @	25,951	338
Transamerica Equity, Initial Class ‡ ø	4,509,086	117,642
Transamerica Science & Technology, Initial Class ø	8,805,629	36,103
Specialty - Real Estate (3.3%)
Clarion Global Real Estate Securities, Initial Class ø	3,419,947	88,440
World Equity (7.7%)
TA IDEX AllianceBernstein International Value, Class I @	2,967,430	39,318
TA IDEX BlackRock Global Allocation, Class I @	1,232,870	14,129

TA IDEX Evergreen International Small Cap, Class I @	2,556,721	$41,956
TA IDEX Marsico International Growth, Class I @	2,223,353	28,392
TA IDEX Neuberger Berman International, Class I @	2,863,817	35,110
TA IDEX Oppenheimer Developing Markets, Class I @	3,887,986	48,367
Total Investment Companies (cost: $2,448,831) #		$2,693,754

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.
@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $2,449,126. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $255,953 and $11,325, respectively. Net unrealized appreciation for tax purposes is $244,628.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (12.1%)
Munder Net50, Initial Class ‡ ø	2,670,492	$28,414
TA IDEX Evergreen Health Care, Class I @	8,319,425	106,489
TA IDEX Oppenheimer Small- & Mid-Cap Value, Class I @	3,771,118	45,593
Third Avenue Value, Initial Class ø	9,106,828	246,613
Transamerica Growth Opportunities, Initial Class ø	5,524,204	90,597
Transamerica Small/Mid Cap Value, Initial Class ø	97,056	1,979
Capital Preservation (1.6%)
TA IDEX Loomis Sayles Bond, Class I @	3,864,012	38,872
Transamerica Money Market, Initial Class ø	28,485,876	28,486
Fixed-Income (19.2%)
MFS High Yield, Initial Class ø	7,131,683	69,534
PIMCO Total Return, Initial Class ø	26,594,093	297,056
TA IDEX PIMCO Real Return TIPS, Class I @	12,830,630	129,846
TA IDEX Transamerica Flexible Income, Class I @	9,095,667	86,227
TA IDEX Transamerica High-Yield Bond, Class I @	3,284,615	30,941
TA IDEX Transamerica Short-Term Bond, Class I @	8,237,918	81,391
Transamerica Convertible Securities, Initial Class ø	10,635,634	129,967
Foreign Fixed-Income (5.5%)
TA IDEX JPMorgan International Bond, Class I @	14,897,410	156,125
TA IDEX Van Kampen Emerging Markets Debt, Class I @	7,469,429	82,612
Growth Equity (42.9%)
American Century Large Company Value, Initial Class ø	16,264,001	184,434
BlackRock Large Cap Value, Initial Class ø	12,436,784	263,784
Capital Guardian Value, Initial Class ø	13,421,025	284,257
Federated Growth & Income, Initial Class ø	127,520	1,962
J.P. Morgan Mid Cap Value, Initial Class ø	10,830,727	186,072
Jennison Growth, Initial Class ø	7,343,863	58,384
Marsico Growth, Initial Class ø	22,162,447	243,787
T. Rowe Price Equity Income, Initial Class ø	42,668	899
T. Rowe Price Growth Stock, Initial Class ø	3,490,763	86,850
TA IDEX Bjurman, Barry Micro Emerging Growth, Class I ‡ @	1,539,783	16,784
TA IDEX UBS Large Cap Value, Class I @	15,122,763	195,084
TA IDEX Van Kampen Small Company Growth, Class I @	3,657,301	47,618
Transamerica Equity, Initial Class ‡ ø	8,733,423	227,855
Transamerica Science & Technology, Initial Class ø	11,456,677	46,972
Specialty - Real Estate (4.2%)
Clarion Global Real Estate Securities, Initial Class ø	6,946,539	179,637
World Equity (14.5%)
TA IDEX AllianceBernstein International Value, Class I @	6,700,666	88,784
TA IDEX BlackRock Global Allocation, Class I @	12,909,876	147,947
TA IDEX Evergreen International Small Cap, Class I @	7,353,279	120,667

TA IDEX Marsico International Growth, Class I @	7,333,615	$93,650
TA IDEX Neuberger Berman International, Class I @	5,963,831	73,117
TA IDEX Oppenheimer Developing Markets, Class I @	7,865,025	97,841
Total Investment Companies (cost: $3,921,249) #		$4,297,127

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
ø	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.
@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $3,921,813. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $386,663 and $11,349, respectively. Net unrealized appreciation for tax purposes is $375,314.

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (2.3%)
Lockheed Martin Corp.	89,000	$8,635
Northrop Grumman Corp.	165,000	12,246
Air Transportation (0.9%)
AMR Corp. ‡ †	274,000	8,343
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	425,000	14,633
Apparel & Accessory Stores (0.9%)
Nordstrom, Inc.	156,000	8,259
Automotive (1.2%)
General Motors Corp. †	342,000	10,479
Business Credit Institutions (0.6%)
CIT Group, Inc.	100,000	5,292
Chemicals & Allied Products (2.9%)
Dow Chemical Co. (The)	220,000	10,089
du Pont (E.I.) de Nemours & Co. †	198,000	9,787
Lyondell Chemical Co.	90,000	2,697
Procter & Gamble Co.	47,000	2,969
Commercial Banks (9.3%)
Bank of America Corp.	235,000	11,990
Citigroup, Inc.	804,000	41,277
JP Morgan Chase & Co.	626,000	30,286
Communication (0.3%)
DIRECTV Group (The), Inc. ‡	126,000	2,907
Communications Equipment (0.2%)
Avaya, Inc. ‡	138,000	1,630
Computer & Data Processing Services (5.8%)
BMC Software, Inc. ‡	280,000	8,621
Compuware Corp. ‡	975,000	9,253
Electronic Data Systems Corp.	50,000	1,384
Fair Isaac Corp.	130,000	5,028
McAfee, Inc. ‡	242,000	7,037
NCR Corp. ‡	163,000	7,786
Sun Microsystems, Inc. ‡	1,863,000	11,197
Sybase, Inc. ‡	70,000	1,770
Computer & Office Equipment (3.9%)
Diebold, Inc.	70,000	3,340
Hewlett-Packard Co.	365,000	14,651
International Business Machines Corp.	120,000	11,311
Lexmark International, Inc. ‡ †	90,000	5,261

Department Stores (1.0%)
JC Penney Co., Inc. †	110,000	$9,038
Diversified (0.9%)
Honeywell International, Inc.	165,000	7,600
Electronic & Other Electric Equipment (1.0%)
General Electric Co.	250,000	8,840
Electronic Components & Accessories (0.6%)
Intersil Corp.-Class A †	121,000	3,205
Novellus Systems, Inc. ‡ †	55,000	1,761
Food & Kindred Products (2.8%)
Campbell Soup Co.	152,000	5,920
HJ Heinz Co.	207,000	9,754
Kraft Foods, Inc.-Class A †	301,000	9,530
Food Stores (1.3%)
Kroger Co.	424,000	11,978
Industrial Machinery & Equipment (2.0%)
AGCO Corp. ‡	80,000	2,958
Cummins, Inc. †	64,000	9,262
Terex Corp. ‡	80,000	5,741
Instruments & Related Products (3.2%)
Agilent Technologies, Inc. ‡	264,000	8,894
KLA-Tencor Corp.	182,000	9,704
Raytheon Co. †	198,000	10,387
Insurance (12.9%)
Aetna, Inc.	235,000	10,291
AMBAC Financial Group, Inc. †	111,000	9,589
American International Group, Inc.	380,000	25,544
Chubb Corp.	225,000	11,626
MGIC Investment Corp. †	90,000	5,303
PMI Group, Inc. (The)	103,000	4,658
Principal Financial Group †	178,000	10,657
SAFECO Corp. †	151,000	10,031
Travelers Cos., Inc. (The)	261,000	13,512
W.R. Berkley Corp.	40,000	1,325
WellPoint, Inc. ‡	160,000	12,976
Insurance Agents, Brokers & Service (1.0%)
Humana, Inc. ‡	151,000	8,761
Life Insurance (3.2%)
Metlife, Inc.	210,000	13,261
Nationwide Financial Services-Class A	26,000	1,400
Prudential Financial, Inc. †	152,000	13,720
Motion Pictures (1.9%)
Time Warner, Inc.	847,000	16,703
Oil & Gas Extraction (0.3%)
Occidental Petroleum Corp.	46,000	2,268
Paper & Allied Products (0.3%)
International Paper Co.	71,000	2,584

Petroleum Refining (15.4%)
Chevron Corp.	403,000	$29,806
Exxon Mobil Corp.	809,000	61,039
Frontier Oil Corp.	270,000	8,813
Marathon Oil Corp.	135,000	13,342
Tesoro Corp.	103,000	10,344
Valero Energy Corp.	222,000	14,317
Pharmaceuticals (8.2%)
AmerisourceBergen Corp.	190,000	10,022
Cardinal Health, Inc.	31,000	2,261
Medco Health Solutions, Inc. ‡	153,000	11,097
Merck & Co., Inc.	389,000	17,182
Pfizer, Inc.	1,300,000	32,838
Primary Metal Industries (2.6%)
Nucor Corp.	178,000	11,593
United States Steel Corp.	116,000	11,504
Retail Trade (0.4%)
Dollar Tree Stores, Inc. ‡	85,000	3,250
Security & Commodity Brokers (6.0%)
Bear Stearns Cos. Inc. (The)	72,000	10,825
Goldman Sachs Group, Inc. (The)	56,000	11,571
Lehman Brothers Holdings, Inc.	177,000	12,402
Morgan Stanley	235,000	18,509
Telecommunications (3.4%)
AT&T, Inc.	332,000	13,091
Citizens Communications Co. †	441,000	6,593
Qwest Communications International ‡ †	1,202,000	10,806
Tobacco Products (0.1%)
UST, Inc.	23,000	1,334
Toys, Games & Hobbies (0.4%)
Hasbro, Inc.	140,000	4,007
Water Transportation (1.0%)
Tidewater, Inc. †	158,000	9,256
Total Common Stocks (cost: $745,505)		892,741

	Principal	Value
SHORT-TERM OBLIGATIONS (0.2%)
Short-Term Investments (0.2%)
Merrill Lynch Money Market Mutual Fund
5.33%, due 06/15/2007	$1,673	$1,673
Total Short-Term Obligations (cost: $1,673)		1,673
SECURITY LENDING COLLATERAL (9.9%)
Debt (9.7%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	2,318	2,318

Commercial Paper (3.2%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	$695	$695
5.28%, due 04/11/2007	463	463
5.29%, due 04/12/2007	463	463
5.28%, due 04/19/2007	463	463
Bear Stearns & Co.
5.50%, due 07/10/2007	232	232
CAFCO LLC-144A
5.28%, due 04/17/2007	695	695
Charta LLC-144A
5.30%, due 05/09/2007	695	695
CIESCO LLC
5.28%, due 04/16/2007	695	695
Clipper Receivables Corp.
5.28%, due 04/04/2007	463	463
5.29%, due 04/11/2007	695	695
Compass Securitization LLC-144A
5.30%, due 04/17/2007	463	463
5.29%, due 04/25/2007	463	463
CRC Funding LLC-144A
5.28%, due 04/17/2007	695	695
5.29%, due 04/25/2007	463	463
Den Danske Bank
5.27%, due 04/10/2007	695	695
5.29%, due 04/30/2007	1,159	1,159
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	232	232
5.29%, due 04/26/2007	463	463
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	463	463
5.28%, due 04/04/2007	51	51
5.28%, due 04/12/2007	695	695
5.28%, due 04/19/2007	463	463
5.29%, due 04/25/2007	463	463
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	927	927
5.28%, due 04/17/2007	463	463
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	695	695
5.28%, due 04/09/2007	463	463
5.29%, due 04/19/2007	463	463
5.30%, due 04/26/2007	917	917
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	463	463
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	464	464
5.29%, due 04/18/2007	464	464
Liberty Street-144A
5.29%, due 04/26/2007	695	695
Morgan Stanley
5.51%, due 08/01/2007	463	463
Old Line Funding LLC-144A
5.29%, due 04/23/2007	464	464
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	464	464

5.29%, due 04/24/2007	$464	$464
5.30%, due 04/25/2007	464	464
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	232	232
5.29%, due 04/20/2007	464	464
5.30%, due 04/24/2007	464	464
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	464	464
5.29%, due 05/01/2007	695	695
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	464	464
5.29%, due 04/03/2007	464	464
5.29%, due 04/18/2007	695	695
5.30%, due 04/30/2007	464	464
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	464	464
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	464	464
5.28%, due 04/20/2007	695	695
Yorktown Capital LLC
5.30%, due 04/02/2007	464	464
5.29%, due 04/04/2007	464	464
5.29%, due 04/12/2007	464	464
5.30%, due 04/19/2007	695	695
Euro Dollar Overnight (1.6%)
Abbey National PLC
5.27%, due 04/03/2007	464	464
Bank of Montreal
5.40%, due 04/02/2007	695	695
Bank of Nova Scotia
5.28%, due 04/02/2007	695	695
BNP Paribas
5.42%, due 04/02/2007	927	927
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	927	927
Erste Bank
5.28%, due 04/04/2007	1,159	1,159
Lloyds TSB Bank
5.27%, due 04/05/2007	1,623	1,623
Rabobank Nederland
5.40%, due 04/02/2007	1,391	1,391
Royal Bank of Canada
5.39%, due 04/02/2007	1,391	1,391
Societe Generale
5.38%, due 04/02/2007	695	695
5.27%, due 04/05/2007	927	927
Svenska Handlesbanken
5.38%, due 04/02/2007	1,081	1,081
UBS AG
5.29%, due 04/02/2007	927	927
5.29%, due 04/06/2007	1,623	1,623

Euro Dollar Terms (2.9%)
Abbey National PLC
5.27%, due 04/26/2007	$464	$464
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	1,391	1,391
Bank of Montreal
5.27%, due 04/11/2007	695	695
5.27%, due 04/20/2007	464	464
Bank of Nova Scotia
5.28%, due 04/09/2007	695	695
5.28%, due 04/30/2007	464	464
Barclays
5.31%, due 04/09/2007	1,159	1,159
5.32%, due 04/23/2007	464	464
5.29%, due 05/07/2007	464	464
5.30%, due 05/16/2007	464	464
5.29%, due 05/21/2007	464	464
Calyon
5.30%, due 05/17/2007	464	464
5.31%, due 05/24/2007	232	232
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	2,318	2,318
Citigroup
5.31%, due 05/04/2007	464	464
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,159	1,159
5.30%, due 05/17/2007	1,159	1,159
Deutsche Bank
5.28%, due 04/10/2007	232	232
5.27%, due 04/20/2007	464	464
5.30%, due 05/15/2007	464	464
First Tennessee National Corp.
5.31%, due 05/02/2007	464	464
Fortis Bank
5.27%, due 04/12/2007	1,159	1,159
5.27%, due 04/13/2007	464	464
5.30%, due 06/25/2007	1,159	1,159
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	464	464
5.30%, due 06/13/2007	464	464
KBC Bank NV
5.27%, due 05/02/2007	464	464
Lloyds TSB Bank
5.28%, due 04/27/2007	464	464
Rabobank Nederland
5.27%, due 04/10/2007	464	464
Regions Bank
5.30%, due 04/23/2007	232	232
Royal Bank of Scotland
5.29%, due 05/07/2007	927	927
5.30%, due 05/08/2007	464	464
5.30%, due 05/09/2007	464	464
5.31%, due 05/25/2007	464	464

Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	$464	$464
Societe Generale
5.28%, due 05/21/2007	464	464
5.31%, due 05/24/2007	927	927
Swedbank AB
5.30%, due 05/11/2007	1,854	1,854
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,984 on 04/02/2007	1,983	1,983
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $9,051 on 04/02/2007	9,047	9,047
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,397 on 04/02/2007	1,397	1,397
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $3,096 on 04/02/2007	3,095	3,095

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	477,148	$477
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,054,736	1,055
Total Security Lending Collateral (cost: $88,643)		88,643
Total Investment Securities (cost: $835,821) #		$983,057

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $84,792.
††

Cash collateral for the Repurchase Agreements, valued at $15,882, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $836,009. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $154,998 and $7,950, respectively. Net unrealized appreciation for tax purposes is $147,048.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $22,287 or 2.5% of the net assets of the Fund.

Capital Guardian Global

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (0.2%)
Germany (0.2%)
Volkswagen AG	4,000	$410
Total Preferred Stocks (cost: $204)		410
COMMON STOCKS (98.2%)
Australia (2.5%)
Amcor, Ltd.	68,300	417
Billabong International, Ltd.	31,000	418
Coca-Cola Amatil, Ltd.	121,500	864
Macquarie Bank, Ltd.	9,843	658
QBE Insurance Group, Ltd.	16,204	413
Rinker Group, Ltd.	56,840	829
Telstra Corp., Ltd.	109,000	410
Toll Holdings, Ltd.	47,740	791
Woolworths, Ltd.	28,338	622
Austria (0.4%)
Raiffeisen International Bank Holding AG	3,200	449
Wienerberger AG	7,000	436
Belgium (0.2%)
Fortis	11,100	505
Bermuda (1.0%)
Li & Fung, Ltd.	84,000	264
PartnerRe, Ltd.	8,500	583
SeaDrill, Ltd. ‡	30,400	498
Weatherford International, Ltd. ‡	19,600	884
Canada (5.9%)
Alcan, Inc.	42,000	2,191
Barrick Gold Corp.	43,800	1,250
Cameco Corp. †	54,200	2,222
Canadian Imperial Bank of Commerce	6,300	547
Canadian Natural Resources, Ltd.	45,400	2,509
EnCana Corp.	9,000	456
Manulife Financial Corp. †	11,800	406
Methanex Corp.	20,073	448
Potash Corp. of Saskatchewan	13,500	2,154
Suncor Energy, Inc.	9,800	746
Cayman Islands (0.7%)
Seagate Technology	31,300	729
Transocean, Inc. ‡	3,800	310
XL Capital, Ltd.-Class A	8,400	588
Finland (0.6%)
Stora Enso Oyj-Class R †	27,500	476
UPM-Kymmene Oyj †	32,300	820

France (5.7%)
Air Liquide	3,830	$930
AXA	11,900	503
BNP Paribas	10,630	1,106
Bouygues	21,148	1,629
Dassault Systemes SA	8,300	445
Groupe Danone †	2,700	440
L’Oreal SA	6,000	653
Peugeot SA	6,200	435
Renault SA	600	70
Sanofi-Aventis	39,300	3,406
Schneider Electric SA	5,600	708
Societe Generale-Class A	2,200	379
Technip SA	6,800	497
Total SA	7,600	531
Veolia Environnement †	12,000	889
Germany (3.6%)
Allianz AG †	4,900	1,003
Bayer AG	7,600	484
Bayerische Motoren Werke AG	15,200	894
Commerzbank AG	13,200	582
DaimlerChrysler AG †	16,000	1,308
Deutsche Bank AG	4,600	617
Deutsche Post AG	22,700	685
Metro AG	6,600	466
SAP AG †	4,800	213
SAP AG, ADR †	8,200	366
Siemens AG	12,400	1,321
Hong Kong (0.8%)
Hang Lung Properties, Ltd.	142,000	397
Johnson Electric Holdings, Ltd.	8,000	5
Melco International Development	155,000	279
Swire Pacific, Ltd.-Class A	95,000	1,066
Ireland (0.8%)
CRH PLC	20,200	860
Depfa Bank PLC (a)	30,000	534
Ryanair Holdings PLC, ADR ‡ †	10,400	466
Israel (0.7%)
Teva Pharmaceutical Industries, Ltd., ADR	39,814	1,490
Japan (15.8%)
Aeon Co., Ltd.	44,100	878
Bank of Yokohama, Ltd. (The)	95,000	707
Canon, Inc.	11,100	595
Daimaru, Inc.	38,000	491
Daiwa House Industry Co., Ltd.	20,000	327
Enplas Corp.	11,500	187
Fanuc, Ltd.	11,600	1,078
Hankyu Holdings, Inc.	85,000	513
Hoya Corp.	15,300	507
Idemitsu Kosan Co., Ltd.	3,400	396
Millea Holdings, Inc.	9,000	332

Mitsubishi Corp.	43,000	$996
Mitsubishi Electric Corp.	46,000	473
Mitsubishi Estate Co., Ltd.	24,000	787
Mitsubishi Tokyo Financial Group, Inc.	42	473
Mitsui & Co., Ltd.	24,000	447
Mizuho Financial Group, Inc.	80	514
Nikon Corp.	23,000	484
Nintendo Co., Ltd.	2,700	783
Nippon Electric Glass Co., Ltd.	25,500	446
Nippon Telegraph & Telephone Corp.	81	427
Nissan Motor Co., Ltd.	58,800	629
NTT DoCoMo, Inc.	239	441
NTT Urban Development Corp.	203	475
Okinawa Electric Power Co. (The), Inc.	4,950	309
ORIX Corp. (a)	4,600	1,196
Shimamura Co., Ltd. †	7,600	834
Shin-Etsu Chemical Co., Ltd.	6,700	408
SMC Corp.	4,400	589
Softbank Corp. ‡ †	120,900	3,102
Sumitomo Chemical Co., Ltd.	30,000	226
Sumitomo Corp.	43,000	772
Sumitomo Mitsui Financial Group, Inc.	361	3,271
Sumitomo Realty & Development Co., Ltd.	37,000	1,401
Suzuki Motor Corp.	68,000	1,762
Takeda Pharmaceutical Co., Ltd.	17,700	1,159
TDK Corp.	4,100	355
Tokuyama Corp.	41,000	715
Tokyo Electric Power Co. (The), Inc.	14,300	488
Tokyu Corp.	66,000	513
Toshiba Corp. †	73,000	487
Toto, Ltd.	31,000	310
Trend Micro, Inc. †	18,000	491
Ushio, Inc.	21,500	414
Yahoo! Japan Corp. ‡ †	2,836	976
Yamada Denki Co., Ltd.	9,060	843
Yamato Transport Co., Ltd.	49,000	788
Mexico (0.8%)
America Movil SAB de CV, Series L, ADR	29,715	1,420
Telefonos de Mexico SA de CV-Class L, ADR	11,200	374
Netherland Antilles (1.1%)
Schlumberger, Ltd.	34,300	2,370
Netherlands (4.0%)
ABN AMRO Holding NV	37,691	1,617
ASML Holding NV ‡	31,900	785
ING Groep NV	45,110	1,901
Royal Dutch Shell PLC -Class A	114,385	3,791
Royal Dutch Shell PLC- Class A, ADR †	3,200	212
Royal Numico NV	9,054	465
Norway (0.3%)
Norske Skogindustrier ASA	14,384	245
Telenor ASA	27,100	479

Panama (0.2%)
Carnival Corp.	7,600	$356
Singapore (0.3%)
DBS Group Holdings, Ltd.	28,000	395
Singapore Telecommunications, Ltd.	169,140	365
South Africa (0.4%)
Sasol, Ltd.	26,000	868
South Korea (0.6%)
Kookmin Bank	5,170	464
Samsung Electronics Co., Ltd.	728	436
Shinhan Financial Group Co., Ltd.	5,790	332
Spain (1.7%)
Banco Bilbao Vizcaya Argentaria SA (a)	79,400	1,943
Banco Santander Central Hispano SA	69,800	1,241
Repsol YPF SA	16,900	568
Sweden (0.2%)
Eniro AB †	40,300	507
Switzerland (4.9%)
Compagnie Financiere Richemont AG-Class A	20,965	1,167
Holcim, Ltd.	16,302	1,625
Lindt & Spruengli AG	220	575
Nestle SA	3,239	1,256
Novartis AG	59,169	3,378
Petroplus Holdings AG ‡	3,332	236
Roche Holding AG-Genusschein	3,818	672
Swiss Reinsurance (a)	14,501	1,318
Swisscom AG	1,372	494
Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR †	60,671	652
United Kingdom (7.8%)
AstraZeneca PLC	46,500	2,489
AstraZeneca PLC, ADR	29,500	1,583
BAE Systems PLC	108,300	977
BHP Billiton PLC	58,747	1,305
HBOS PLC	55,500	1,140
Kingfisher PLC	95,700	522
Lloyds TSB Group PLC	40,200	442
Rio Tinto PLC	8,100	461
Royal Bank of Scotland Group PLC	72,200	2,810
SABMiller PLC	54,000	1,181
Scottish & Southern Energy PLC	20,500	620
Standard Chartered PLC	14,800	425
Tesco PLC	66,000	575
Vodafone Group PLC	758,782	2,017
Yell Group PLC	63,400	744
United States (36.9%)
Advanced Micro Devices, Inc. ‡ †	28,900	377
Affiliated Computer Services, Inc.-Class A ‡	8,400	495
AFLAC, Inc.	14,000	659

Allergan, Inc.	4,300	$477
Alliant Techsystems, Inc. ‡ †	1,300	114
Altera Corp. ‡	57,900	1,157
American International Group, Inc.	15,750	1,059
American Standard Cos., Inc.	12,800	679
AmeriCredit Corp. ‡ †	19,700	450
Amgen, Inc. ‡	6,800	380
Anheuser-Busch Cos., Inc.	6,700	338
Applied Materials, Inc. †	148,559	2,722
Arch Coal, Inc. †	13,600	417
AT&T, Inc.	20,300	800
Baker Hughes, Inc.	14,900	985
Bank of America Corp.	23,300	1,189
Baxter International, Inc.	23,500	1,238
Beazer Homes USA, Inc. †	8,500	247
Berkshire Hathaway, Inc.-Class A ‡	11	1,199
Best Buy Co., Inc.	13,100	638
Brocade Communications Systems, Inc. ‡	43,000	409
Capital One Financial Corp.	11,600	875
Cheesecake Factory (The) ‡	13,300	354
Chevron Corp.	5,438	402
Cisco Systems, Inc. ‡	141,200	3,605
Citigroup, Inc.	8,200	421
Comcast Corp.-Class A ‡	28,950	751
Corning, Inc. ‡	53,300	1,212
Danaher Corp.	17,200	1,229
DaVita, Inc. ‡	6,200	331
Dell, Inc. ‡	18,300	425
Disney (Walt) Co. (The)	54,400	1,873
Dow Chemical Co. (The) †	9,300	426
eBay, Inc. ‡	30,700	1,018
Endo Pharmaceuticals Holdings, Inc. ‡	17,600	517
Exxon Mobil Corp.	5,500	415
Fannie Mae	29,000	1,583
FedEx Corp.	4,000	430
Fifth Third Bancorp	11,400	441
Fluor Corp. †	14,600	1,310
Forest Laboratories, Inc. ‡	46,900	2,413
Freddie Mac	15,600	928
Genentech, Inc. ‡	7,000	575
General Electric Co.	84,000	2,970
Getty Images, Inc. ‡	5,200	253
Goldman Sachs Group, Inc. (The)	1,800	372
Google, Inc.-Class A ‡	3,400	1,558
Hanesbrands, Inc. ‡	22,625	665
Hewlett-Packard Co.	17,200	690
Home Depot, Inc. (The)	8,100	298
Hudson City Bancorp, Inc.	31,700	434
Illinois Tool Works, Inc.	26,500	1,367
ImClone Systems, Inc. ‡ †	16,800	685
International Business Machines Corp.	4,600	434
Jabil Circuit, Inc.	21,500	460
JP Morgan Chase & Co.	25,188	1,219

KLA-Tencor Corp. †	44,800	$2,389
Kraft Foods, Inc.-Class A †	15,000	475
Lam Research Corp. ‡	9,600	454
Las Vegas Sands Corp. ‡	7,700	667
Lehman Brothers Holdings, Inc.	5,700	399
Lennar Corp.-Class A	4,900	207
Linear Technology Corp.	13,800	436
Lowe’s Cos., Inc. †	47,500	1,496
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 ‡	466	—	☐
Medtronic, Inc.	15,000	736
Merrill Lynch & Co., Inc.	5,400	441
Microsoft Corp.	87,000	2,425
News Corp., Inc.-Class A	51,513	1,191
Paychex, Inc.	11,300	428
Pepsi Bottling Group, Inc.	25,600	816
PepsiCo, Inc.	13,300	845
QUALCOMM, Inc.	8,100	346
Sandisk Corp. ‡ †	48,800	2,137
Sara Lee Corp.	25,800	437
SLM Corp.	39,100	1,599
Starwood Hotels & Resorts Worldwide, Inc.	13,700	888
SYSCO Corp.	33,800	1,143
Target Corp.	15,600	924
Time Warner Telecom, Inc.-Class A ‡	15,100	314
Time Warner, Inc.	55,550	1,095
United Parcel Service, Inc.-Class B	17,300	1,213
United Technologies Corp.	13,100	852
UnitedHealth Group, Inc.	22,700	1,202
Wachovia Corp.	39,900	2,196
Washington Mutual, Inc. †	55,100	2,225
Wells Fargo & Co.	14,600	503
Xilinx, Inc.	46,100	1,186
Yahoo!, Inc. ‡	24,300	760
Total Common Stocks (cost: $175,860)		216,536

	Principal	Value
SECURITY LENDING COLLATERAL (11.1%)
Debt (10.9%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	$642	$642
Commercial Paper (3.6%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	193	193
5.28%, due 04/11/2007	129	129
5.29%, due 04/12/2007	129	129
5.28%, due 04/19/2007	129	129
Bear Stearns & Co.
5.50%, due 07/10/2007	64	64
CAFCO LLC-144A
5.28%, due 04/17/2007	193	193

Charta LLC-144A
5.30%, due 05/09/2007	$193	$193
CIESCO LLC
5.28%, due 04/16/2007	193	193
Clipper Receivables Corp.
5.28%, due 04/04/2007	129	129
5.29%, due 04/11/2007	193	193
Compass Securitization LLC-144A
5.30%, due 04/17/2007	129	129
5.29%, due 04/25/2007	129	129
CRC Funding LLC-144A
5.28%, due 04/17/2007	193	193
5.29%, due 04/25/2007	129	129
Den Danske Bank
5.27%, due 04/10/2007	193	193
5.29%, due 04/30/2007	321	321
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	64	64
5.29%, due 04/26/2007	129	129
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	129	129
5.28%, due 04/04/2007	14	14
5.28%, due 04/12/2007	193	193
5.28%, due 04/19/2007	129	129
5.29%, due 04/25/2007	129	129
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	257	257
5.28%, due 04/17/2007	128	128
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	193	193
5.28%, due 04/09/2007	128	128
5.29%, due 04/19/2007	128	128
5.30%, due 04/26/2007	254	254
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	128	128
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	128	128
5.29%, due 04/18/2007	128	128
Liberty Street-144A
5.29%, due 04/26/2007	193	193
Morgan Stanley
5.51%, due 08/01/2007	128	128
Old Line Funding LLC-144A
5.29%, due 04/23/2007	128	128
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	128	128
5.29%, due 04/24/2007	128	128
5.30%, due 04/25/2007	128	128
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	64	64
5.29%, due 04/20/2007	128	128
5.30%, due 04/24/2007	128	128
Ranger Funding Co. LLC-144A

5.29%, due 04/12/2007	$128	$128
5.29%, due 05/01/2007	193	193
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	128	128
5.29%, due 04/03/2007	128	128
5.29%, due 04/18/2007	193	193
5.30%, due 04/30/2007	128	128
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	128	128
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	128	128
5.28%, due 04/20/2007	193	193
Yorktown Capital LLC
5.30%, due 04/02/2007	128	128
5.29%, due 04/04/2007	128	128
5.29%, due 04/12/2007	128	128
5.30%, due 04/19/2007	193	193
Euro Dollar Overnight (1.8%)
Abbey National PLC
5.27%, due 04/03/2007	128	128
Bank of Montreal
5.40%, due 04/02/2007	193	193
Bank of Nova Scotia
5.28%, due 04/02/2007	193	193
BNP Paribas
5.42%, due 04/02/2007	257	257
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	257	257
Erste Bank
5.28%, due 04/04/2007	321	321
Lloyds TSB Bank
5.27%, due 04/05/2007	449	449
Rabobank Nederland
5.40%, due 04/02/2007	385	385
Royal Bank of Canada
5.39%, due 04/02/2007	385	385
Societe Generale
5.38%, due 04/02/2007	193	193
5.27%, due 04/05/2007	257	257
Svenska Handlesbanken
5.38%, due 04/02/2007	299	299
UBS AG
5.29%, due 04/02/2007	257	257
5.29%, due 04/06/2007	449	449
Euro Dollar Terms (3.3%)
Abbey National PLC
5.27%, due 04/26/2007	128	128
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	385	385
Bank of Montreal
5.27%, due 04/11/2007	193	193
5.27%, due 04/20/2007	128	128

Bank of Nova Scotia
5.28%, due 04/09/2007	$193	$193
5.28%, due 04/30/2007	128	128
Barclays
5.31%, due 04/09/2007	321	321
5.32%, due 04/23/2007	128	128
5.29%, due 05/07/2007	128	128
5.30%, due 05/16/2007	128	128
5.29%, due 05/21/2007	128	128
Calyon
5.30%, due 05/17/2007	128	128
5.31%, due 05/24/2007	64	64
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	642	642
Citigroup
5.31%, due 05/04/2007	128	128
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	321	321
5.30%, due 05/17/2007	321	321
Deutsche Bank
5.28%, due 04/10/2007	64	64
5.27%, due 04/20/2007	128	128
5.30%, due 05/15/2007	128	128
First Tennessee National Corp.
5.31%, due 05/02/2007	128	128
Fortis Bank
5.27%, due 04/12/2007	321	321
5.27%, due 04/13/2007	128	128
5.30%, due 06/25/2007	321	321
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	128	128
5.30%, due 06/13/2007	128	128
KBC Bank NV
5.27%, due 05/02/2007	128	128
Lloyds TSB Bank
5.28%, due 04/27/2007	128	128
Rabobank Nederland
5.27%, due 04/10/2007	128	128
Regions Bank
5.30%, due 04/23/2007	64	64
Royal Bank of Scotland
5.29%, due 05/07/2007	257	257
5.30%, due 05/08/2007	128	128
5.30%, due 05/09/2007	128	128
5.31%, due 05/25/2007	128	128
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	128	128
Societe Generale
5.28%, due 05/21/2007	128	128
5.31%, due 05/24/2007	257	257
Swedbank AB
5.30%, due 05/11/2007	514	514

Repurchase Agreements (1.9%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $549 on 04/02/2007	$549	$549
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,506 on 04/02/2007	2,505	2,505
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $387 on 04/02/2007	387	387
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $857 on 04/02/2007	857	857

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	132,114	$132
Reserve Primary Money Market Fund
1-day yield of 5.23%	292,039	292
Total Security Lending Collateral (cost: $24,544)		24,544
Total Investment Securities (cost: $200,608) #		$241,490

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $23,494.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $4,397, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $202,613. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $42,566 and $3,689, respectively. Net unrealized appreciation for tax purposes is $38,877.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $6,177 or 2.8% of the net assets of the Fund.

ADR	American Depositary Receipt

Capital Guardian Global

SCHEDULE OF INVESTMENTS
March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	11.5%	$25,322
Pharmaceuticals	8.7%	19,223
Oil & Gas Extraction	6.7%	14,698
Computer & Office Equipment	4.3%	9,485
Computer & Data Processing Services	3.5%	7,729
Electronic Components & Accessories	3.5%	7,625
Telecommunications	3.4%	7,542
Industrial Machinery & Equipment	3.4%	7,505
Insurance	3.2%	7,157
Automotive	2.5%	5,508
Business Services	2.4%	5,240
Instruments & Related Products	2.1%	4,608
Holding & Other Investment Offices	2.1%	4,580
Lumber & Other Building Materials	2.0%	4,440
Chemicals & Allied Products	1.9%	4,291
Beverages	1.8%	4,044
Metal Mining	1.8%	3,934
Electronic & Other Electric Equipment	1.7%	3,820
Food & Kindred Products	1.7%	3,646
Business Credit Institutions	1.5%	3,264
Retail Trade	1.3%	2,969
Personal Credit Institutions	1.3%	2,925
Life Insurance	1.3%	2,809
Savings Institutions	1.2%	2,659
Mining	1.2%	2,572
Motion Pictures	1.0%	2,286
Wholesale Trade Durable Goods	1.0%	2,215
Primary Metal Industries	1.0%	2,191
Trucking & Warehousing	0.9%	2,001
Medical Instruments & Supplies	0.9%	1,974
Residential Building Construction	0.9%	1,965
Aerospace	0.9%	1,943
Real Estate	0.9%	1,875
Amusement & Recreation Services	0.8%	1,873
Security & Commodity Brokers	0.8%	1,870
Construction	0.8%	1,807
Petroleum Refining	0.8%	1,800
Engineering & Management Services	0.7%	1,629
Stone, Clay & Glass Products	0.7%	1,625
Department Stores	0.7%	1,580
Communications Equipment	0.7%	1,558
Hotels & Other Lodging Places	0.7%	1,555
Paper & Allied Products	0.7%	1,541
Radio, Television & Computer Stores	0.7%	1,481

Transportation & Public Utilities	0.7%	$1,475
Electric Services	0.6%	1,416
Printing & Publishing	0.6%	1,251
Wholesale Trade Nondurable Goods	0.5%	1,143
Apparel Products	0.5%	1,083
Railroads	0.5%	1,026
Air Transportation	0.4%	896
Radio & Television Broadcasting	0.4%	889
Apparel & Accessory Stores	0.4%	834
Manufacturing Industries	0.4%	783
Communication	0.3%	751
Food Stores	0.3%	575
Management Services	0.2%	428
Metal Cans & Shipping Containers	0.2%	417
Water Transportation	0.2%	356
Restaurants	0.2%	354
Health Services	0.2%	331
Furniture & Fixtures	0.1%	310
Transportation Equipment	0.1%	264
Investment Securities, at value	98.4%	216,946
Short-Term Investments	11.1%	24,544
Total Investment Securities	109.5%	$241,490

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.3%)
Automotive (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	$629	$693
Total Convertible Bond (cost: $633)		693

	Shares	Value
COMMON STOCKS (98.5%)
Aerospace (1.3%)
United Technologies Corp.	49,000	$3,185
Air Transportation (0.2%)
FedEx Corp.	4,200	451
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	74,500	2,565
Apparel & Accessory Stores (0.2%)
Urban Outfitters, Inc. ‡	16,700	443
Apparel Products (0.6%)
Hanesbrands, Inc. ‡	49,337	1,450
Automotive (0.9%)
Ford Motor Co. †	176,300	1,391
General Motors Corp. †	28,200	864
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	9,800	495
Coca-Cola Co. (The)	25,100	1,205
PepsiCo, Inc.	53,200	3,381
Business Credit Institutions (0.6%)
Freddie Mac	23,600	1,404
Business Services (2.8%)
aQuantive, Inc. ‡ †	15,900	444
eBay, Inc. ‡	72,400	2,400
Fannie Mae	34,400	1,878
Getty Images, Inc. ‡	32,700	1,590
Omnicom Group, Inc.	6,800	696
Chemicals & Allied Products (2.4%)
Avon Products, Inc.	41,000	1,528
Dow Chemical Co. (The)	24,800	1,137
du Pont (E.I.) de Nemours & Co.	7,000	346
Huntsman Corp.	73,300	1,399
Methanex Corp.	27,700	619
Nova Chemicals Corp. †	18,100	560
Rohm & Haas Co. †	5,400	279

Commercial Banks (6.0%)
Commerce Bancorp, Inc. †	12,600	$421
Compass Bancshares, Inc.	15,000	1,032
Fifth Third Bancorp	30,000	1,161
JP Morgan Chase & Co.	82,404	3,987
Wachovia Corp.	89,714	4,939
Wells Fargo & Co.	97,100	3,343
Communication (0.9%)
American Tower Corp.-Class A ‡	15,500	604
Cablevision Systems Corp.-Class A	11,873	361
Comcast Corp.-Class A ‡	29,550	767
Time Warner Cable, Inc.-Class A ‡	14,600	547
Communications Equipment (1.8%)
Corning, Inc. ‡	58,500	1,330
QUALCOMM, Inc.	53,600	2,287
Siemens AG, ADR †	7,600	815
Computer & Data Processing Services (8.2%)
Affiliated Computer Services, Inc.-Class A ‡	24,100	1,419
Cerner Corp. ‡ †	10,900	594
Compuware Corp. ‡	45,300	430
Google, Inc.-Class A ‡	10,400	4,765
Microsoft Corp.	269,100	7,500
SAP AG, ADR †	35,300	1,576
Sun Microsystems, Inc. ‡	277,800	1,670
Symantec Corp. ‡	22,500	389
Yahoo!, Inc. ‡	64,500	2,018
Computer & Office Equipment (6.0%)
Brocade Communications Systems, Inc. ‡	91,300	869
Cisco Systems, Inc. ‡	225,900	5,767
Dell, Inc. ‡	66,200	1,537
Hewlett-Packard Co.	22,057	885
Jabil Circuit, Inc.	54,000	1,156
Sandisk Corp. ‡	66,700	2,921
Seagate Technology	77,400	1,803
Construction (1.6%)
Fluor Corp.	45,000	4,037
Electric Services (1.1%)
AES Corp. (The) ‡	49,000	1,055
CMS Energy Corp.	43,000	765
Edison International	18,900	929
Electric, Gas & Sanitary Services (0.1%)
NiSource, Inc.	14,500	354
Electronic & Other Electric Equipment (3.0%)
Cooper Industries, Ltd.-Class A	13,800	621
Emerson Electric Co.	11,300	487
General Electric Co.	182,200	6,443
Electronic Components & Accessories (4.4%)
Altera Corp. ‡	110,600	2,211
Fairchild Semiconductor International, Inc. ‡	43,600	729

Flextronics International, Ltd. ‡	110,100	$1,205
Intel Corp.	147,100	2,814
Linear Technology Corp.	28,500	900
Qimonda AG, ADR ‡	32,000	460
Silicon Laboratories, Inc. ‡	13,500	404
Xilinx, Inc.	86,400	2,223
Fabricated Metal Products (0.2%)
Parker Hannifin Corp.	5,300	457
Food & Kindred Products (3.7%)
Altria Group, Inc.	40,100	3,521
Campbell Soup Co.	15,700	612
Kraft Foods, Inc.-Class A †	46,200	1,463
Sara Lee Corp.	150,700	2,550
Unilever NV-NY Shares	36,600	1,069
Furniture & Fixtures (0.6%)
Johnson Controls, Inc.	9,100	861
Leggett & Platt, Inc.	32,500	737
Gas Production & Distribution (0.2%)
Kinder Morgan, Inc.	5,014	534
Health Services (0.6%)
DaVita, Inc. ‡	26,300	1,402
Holding & Other Investment Offices (1.0%)
Berkshire Hathaway, Inc.-Class A ‡	12	1,308
Douglas Emmett, Inc. REIT	13,800	352
General Growth Properties, Inc. REIT	9,500	613
Host Hotels & Resorts, Inc. REIT	8,754	230
Hotels & Other Lodging Places (1.0%)
Las Vegas Sands Corp. ‡ †	20,500	1,776
Starwood Hotels & Resorts Worldwide, Inc.	10,500	681
Industrial Machinery & Equipment (4.0%)
American Standard Cos., Inc.	29,900	1,585
Applied Materials, Inc.	181,400	3,323
Baker Hughes, Inc.	32,100	2,123
Illinois Tool Works, Inc.	45,600	2,353
Lam Research Corp. ‡	11,200	530
Instruments & Related Products (2.4%)
Agilent Technologies, Inc. ‡	11,355	383
Danaher Corp.	26,000	1,858
KLA-Tencor Corp. †	69,000	3,679
Insurance (3.6%)
AFLAC, Inc.	13,900	654
AMBAC Financial Group, Inc.	5,900	510
American International Group, Inc.	32,000	2,151
Chubb Corp.	6,700	346
MBIA, Inc.	7,900	517
Progressive Corp. (The)	23,900	522

RenaissanceRe Holdings, Ltd.	11,500	$577
UnitedHealth Group, Inc.	33,900	1,796
WellPoint, Inc. ‡	6,200	503
XL Capital, Ltd.-Class A	18,200	1,273
Insurance Agents, Brokers & Service (0.8%)
Marsh & McLennan Cos., Inc.	70,400	2,062
Lumber & Other Building Materials (2.6%)
Home Depot, Inc. (The)	31,000	1,139
Lowe’s Cos., Inc. †	168,600	5,309
Management Services (0.2%)
Paychex, Inc.	12,600	477
Medical Instruments & Supplies (1.7%)
Baxter International, Inc.	52,500	2,765
Medtronic, Inc.	30,800	1,511
Metal Mining (0.7%)
Barrick Gold Corp.	36,700	1,048
Newmont Mining Corp.	18,200	764
Mining (0.7%)
Arch Coal, Inc. †	27,600	847
Potash Corp. of Saskatchewan †	4,900	784
Motion Pictures (0.3%)
Time Warner, Inc.	32,250	636
Oil & Gas Extraction (5.9%)
Anadarko Petroleum Corp.	11,200	481
BJ Services Co.	43,700	1,219
EOG Resources, Inc.	7,900	564
Halliburton Co.	28,200	895
Royal Dutch Shell PLC-Class A, ADR	48,400	3,209
Royal Dutch Shell PLC-Class B, ADR †	16,580	1,104
Schlumberger, Ltd.	69,600	4,809
Transocean, Inc. ‡	6,700	547
Weatherford International, Ltd. ‡	43,400	1,957
Paper & Allied Products (0.2%)
International Paper Co.	12,200	444
Personal Credit Institutions (2.6%)
AmeriCredit Corp. ‡ †	23,900	546
Capital One Financial Corp.	10,400	785
SLM Corp.	127,800	5,227
Petroleum Refining (1.1%)
Chevron Corp.	17,019	1,259
Exxon Mobil Corp.	20,200	1,524
Pharmaceuticals (8.7%)
Allergan, Inc.	27,400	3,037
AstraZeneca PLC, ADR	79,700	4,276
Endo Pharmaceuticals Holdings, Inc. ‡	17,800	523
Forest Laboratories, Inc. ‡	110,700	5,694

Genentech, Inc. ‡	23,800	$1,954
ImClone Systems, Inc. ‡ †	44,900	1,831
Millennium Pharmaceuticals, Inc. ‡ †	67,900	771
Pfizer, Inc.	20,900	528
Sanofi-Aventis, ADR †	25,200	1,096
Sepracor, Inc. ‡ †	15,700	732
Teva Pharmaceutical Industries, Ltd., ADR	32,700	1,224
Primary Metal Industries (0.5%)
Alcoa, Inc.	39,700	1,346
Printing & Publishing (0.4%)
CBS Corp.-Class B	36,100	1,104
Radio & Television Broadcasting (0.2%)
Viacom, Inc.-Class B ‡	14,050	578
Radio, Television & Computer Stores (0.4%)
Best Buy Co., Inc.	22,600	1,101
Residential Building Construction (0.1%)
Lennar Corp.-Class A	6,400	270
Restaurants (0.4%)
Cheesecake Factory (The) ‡	15,300	408
McDonald’s Corp.	15,700	707
Retail Trade (1.8%)
Target Corp.	76,600	4,539
Savings Institutions (2.6%)
Hudson City Bancorp, Inc.	117,300	1,605
IndyMac Bancorp, Inc. †	11,100	356
Washington Mutual, Inc.	111,700	4,510
Security & Commodity Brokers (0.7%)
Goldman Sachs Group, Inc. (The)	4,000	827
Lehman Brothers Holdings, Inc.	6,600	462
Merrill Lynch & Co., Inc.	4,500	368
Stone, Clay & Glass Products (0.0%)
Owens Corning, Inc. ‡	1,700	54
Telecommunications (1.3%)
AT&T, Inc.	35,400	1,396
Qwest Communications International ‡ †	64,000	575
Time Warner Telecom, Inc.-Class A ‡	22,000	457
Verizon Communications, Inc.	20,600	781
Tobacco Products (0.1%)
Altria Group, Inc. ‡	4,800	316
Trucking & Warehousing (1.5%)
United Parcel Service, Inc.-Class B	51,600	3,617
Water Transportation (0.2%)
Carnival Corp.	8,400	394

Wholesale Trade Nondurable Goods (0.4%)
SYSCO Corp.	32,000	$1,083
Total Common Stocks (cost: $205,274)		245,521

	Principal	Value
SECURITY LENDING COLLATERAL (7.6%)
Debt (7.5%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$493	$493
Commercial Paper (2.5%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	148	148
5.28%, due 04/11/2007	98	98
5.29%, due 04/12/2007	98	98
5.28%, due 04/19/2007	98	98
Bear Stearns & Co.
5.50%, due 07/10/2007	49	49
CAFCO LLC-144A
5.28%, due 04/17/2007	148	148
Charta LLC-144A
5.30%, due 05/09/2007	148	148
CIESCO LLC
5.28%, due 04/16/2007	148	148
Clipper Receivables Corp.
5.28%, due 04/04/2007	98	98
5.29%, due 04/11/2007	148	148
Compass Securitization LLC-144A
5.30%, due 04/17/2007	98	98
5.29%, due 04/25/2007	98	98
CRC Funding LLC-144A
5.28%, due 04/17/2007	148	148
5.29%, due 04/25/2007	98	98
Den Danske Bank
5.27%, due 04/10/2007	148	148
5.29%, due 04/30/2007	246	246
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	49	49
5.29%, due 04/26/2007	98	98
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	98	98
5.28%, due 04/04/2007	11	11
5.28%, due 04/12/2007	148	148
5.28%, due 04/19/2007	98	98
5.29%, due 04/25/2007	98	98

Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	$197	$197
5.28%, due 04/17/2007	98	98
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	148	148
5.28%, due 04/09/2007	98	98
5.29%, due 04/19/2007	98	98
5.30%, due 04/26/2007	195	195
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	98	98
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	98	98
5.29%, due 04/18/2007	98	98
Liberty Street-144A
5.29%, due 04/26/2007	148	148
Morgan Stanley
5.51%, due 08/01/2007	98	98
Old Line Funding LLC-144A
5.29%, due 04/23/2007	98	98
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	98	98
5.29%, due 04/24/2007	98	98
5.30%, due 04/25/2007	98	98
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	49	49
5.29%, due 04/20/2007	98	98
5.30%, due 04/24/2007	99	99
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	99	99
5.29%, due 05/01/2007	148	148
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	99	99
5.29%, due 04/03/2007	99	99
5.29%, due 04/18/2007	148	148
5.30%, due 04/30/2007	99	99
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	99	99
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	99	99
5.28%, due 04/20/2007	148	148
Yorktown Capital LLC
5.30%, due 04/02/2007	99	99
5.29%, due 04/04/2007	99	99
5.29%, due 04/12/2007	99	99
5.30%, due 04/19/2007	148	148
Euro Dollar Overnight (1.3%)
Abbey National PLC
5.27%, due 04/03/2007	99	99
Bank of Montreal
5.40%, due 04/02/2007	148	148
Bank of Nova Scotia
5.28%, due 04/02/2007	148	148

BNP Paribas
5.42%, due 04/02/2007	$197	$197
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	197	197
Erste Bank
5.28%, due 04/04/2007	246	246
Lloyds TSB Bank
5.27%, due 04/05/2007	345	345
Rabobank Nederland
5.40%, due 04/02/2007	296	296
Royal Bank of Canada
5.39%, due 04/02/2007	296	296
Societe Generale
5.38%, due 04/02/2007	148	148
5.27%, due 04/05/2007	197	197
Svenska Handlesbanken
5.38%, due 04/02/2007	230	230
UBS AG
5.29%, due 04/02/2007	197	197
5.29%, due 04/06/2007	345	345
Euro Dollar Terms (2.2%)
Abbey National PLC
5.27%, due 04/26/2007	99	99
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	296	296
Bank of Montreal
5.27%, due 04/11/2007	148	148
5.27%, due 04/20/2007	99	99
Bank of Nova Scotia
5.28%, due 04/09/2007	148	148
5.28%, due 04/30/2007	99	99
Barclays
5.31%, due 04/09/2007	246	246
5.32%, due 04/23/2007	99	99
5.29%, due 05/07/2007	99	99
5.30%, due 05/16/2007	99	99
5.29%, due 05/21/2007	99	99
Calyon
5.30%, due 05/17/2007	99	99
5.31%, due 05/24/2007	49	49
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	493	493
Citigroup
5.31%, due 05/04/2007	99	99
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	246	246
5.30%, due 05/17/2007	246	246
Deutsche Bank
5.28%, due 04/10/2007	49	49
5.27%, due 04/20/2007	99	99
5.30%, due 05/15/2007	99	99

First Tennessee National Corp.
5.31%, due 05/02/2007	$99	$99
Fortis Bank
5.27%, due 04/12/2007	246	246
5.27%, due 04/13/2007	99	99
5.30%, due 06/25/2007	246	246
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	99	99
5.30%, due 06/13/2007	99	99
KBC Bank NV
5.27%, due 05/02/2007	99	99
Lloyds TSB Bank
5.28%, due 04/27/2007	99	99
Rabobank Nederland
5.27%, due 04/10/2007	99	99
Regions Bank
5.30%, due 04/23/2007	49	49
Royal Bank of Scotland
5.29%, due 05/07/2007	197	197
5.30%, due 05/08/2007	99	99
5.30%, due 05/09/2007	99	99
5.31%, due 05/25/2007	99	99
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	99	99
Societe Generale
5.28%, due 05/21/2007	99	99
5.31%, due 05/24/2007	197	197
Swedbank AB
5.30%, due 05/11/2007	394	394
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $422 on 04/02/2007	421	421
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,924 on 04/02/2007	1,923	1,923
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $297 on 04/02/2007	297	297
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $658 on 04/02/2007	658	658

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	101,436	$101
Reserve Primary Money Market Fund
1-day yield of 5.23%	224,225	224
Total Security Lending Collateral (cost: $18,845)		18,845
Total Investment Securities (cost: $224,752) #		$265,059

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $18,073.
††

Cash collateral for the Repurchase Agreements, valued at $3,376, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $225,301. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,061 and $4,303, respectively. Net unrealized appreciation for tax purposes is $39,758.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $4,732 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Capital Guardian Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (1.2%)
Automotive (1.2%)
Ford Motor Co.
4.25%, due 12/15/2036	$11,955	$13,180
Total Convertible Bond (cost: $12,457)		13,180

	Shares	Value
COMMON STOCKS (96.3%)
Apparel Products (0.4%)
Hanesbrands, Inc. ‡	136,837	$4,022
Automotive (0.5%)
General Motors Corp. †	168,700	5,169
Chemicals & Allied Products (3.8%)
Air Products & Chemicals, Inc.	72,000	5,320
Avon Products, Inc.	229,100	8,536
Dow Chemical Co. (The)	313,800	14,391
du Pont (E.I.) de Nemours & Co.	62,800	3,104
Lyondell Chemical Co.	276,500	8,287
Methanex Corp.	97,300	2,173
Commercial Banks (9.8%)
Compass Bancshares, Inc.	89,900	6,185
Fifth Third Bancorp	338,800	13,108
JP Morgan Chase & Co.	684,540	33,118
Wachovia Corp.	564,619	31,082
Wells Fargo & Co.	680,900	23,443
Communications Equipment (0.6%)
Siemens AG, ADR †	62,800	6,732
Computer & Data Processing Services (0.8%)
Affiliated Computer Services, Inc.-Class A ‡	142,400	8,385
Computer & Office Equipment (1.7%)
Hewlett-Packard Co.	163,200	6,551
Jabil Circuit, Inc.	583,500	12,493
Electric Services (3.0%)
CMS Energy Corp. †	595,700	10,603
Edison International	324,700	15,953
Pinnacle West Capital Corp.	121,700	5,872
Electric, Gas & Sanitary Services (0.7%)
NiSource, Inc. †	324,500	7,931
Electronic & Other Electric Equipment (3.9%)
Emerson Electric Co.	146,600	6,317
General Electric Co.	1,042,800	36,873

Electronic Components & Accessories (5.9%)
Fairchild Semiconductor International, Inc. ‡	666,100	$11,137
Flextronics International, Ltd. ‡	1,435,000	15,699
Intel Corp.	1,584,200	30,306
Tyco International, Ltd.	242,700	7,657
Fabricated Metal Products (0.7%)
Parker Hannifin Corp.	88,600	7,647
Food & Kindred Products (9.7%)
Altria Group, Inc.	349,000	30,646
General Mills, Inc.	144,800	8,430
Kraft Foods, Inc.-Class A †	794,200	25,144
Sara Lee Corp.	1,575,800	26,663
Unilever NV-NY Shares †	503,700	14,718
Furniture & Fixtures (1.5%)
Johnson Controls, Inc.	122,500	11,591
Leggett & Platt, Inc. †	221,200	5,015
Gas Production & Distribution (0.2%)
MDU Resources Group, Inc.	57,600	1,655
Holding & Other Investment Offices (4.2%)
Berkshire Hathaway, Inc.-Class A ‡ †	90	9,809
Douglas Emmett, Inc. REIT	362,600	9,257
General Growth Properties, Inc. REIT †	293,590	18,957
Host Hotels & Resorts, Inc. REIT †	288,000	7,577
Industrial Machinery & Equipment (1.2%)
Illinois Tool Works, Inc.	259,500	13,390
Insurance (8.0%)
AMBAC Financial Group, Inc.	53,600	4,631
American International Group, Inc.	234,500	15,763
Chubb Corp.	96,900	5,007
MBIA, Inc.	72,100	4,722
Progressive Corp. (The)	629,900	13,744
RenaissanceRe Holdings, Ltd.	174,600	8,754
Travelers Cos., Inc. (The)	83,807	4,339
WellPoint, Inc. ‡	213,100	17,282
XL Capital, Ltd.-Class A	195,100	13,649
Insurance Agents, Brokers & Service (2.7%)
Hartford Financial Services Group, Inc. (The)	67,200	6,423
Marsh & McLennan Cos., Inc.	778,200	22,794
Oil & Gas Extraction (5.9%)
Equitable Resources, Inc.	142,800	6,900
Royal Dutch Shell PLC- Class A, ADR	194,700	12,909
Royal Dutch Shell PLC- Class B, ADR †	202,565	13,493
Transocean, Inc. ‡	158,200	12,925
Weatherford International, Ltd. ‡ †	403,400	18,193
Paper & Allied Products (1.2%)
3M Co.	56,600	4,326
International Paper Co.	247,600	9,013
Personal Credit Institutions (4.5%)
AmeriCredit Corp. ‡ †	225,300	5,150
Capital One Financial Corp.	191,000	14,413
SLM Corp. †	724,900	29,648

Petroleum Refining (1.9%)
Chevron Corp.	132,116	$9,771
Exxon Mobil Corp.	146,766	11,074
Pharmaceuticals (7.5%)
AstraZeneca PLC, ADR	260,600	13,981
Merck & Co., Inc.	342,800	15,142
Pfizer, Inc.	1,169,000	29,529
Sanofi-Aventis, ADR †	531,700	23,134
Primary Metal Industries (0.9%)
Alcoa, Inc.	281,400	9,539
Printing & Publishing (0.5%)
CBS Corp.-Class B	162,200	4,962
Railroads (0.5%)
Union Pacific Corp.	57,700	5,859
Restaurants (0.4%)
McDonald’s Corp.	92,000	4,145
Rubber & Misc. Plastic Products (1.7%)
Jarden Corp. ‡ †	493,500	18,901
Savings Institutions (5.6%)
Hudson City Bancorp, Inc.	1,169,500	15,999
IndyMac Bancorp, Inc. †	361,700	11,593
Washington Mutual, Inc.	828,300	33,447
Security & Commodity Brokers (1.6%)
Goldman Sachs Group, Inc. (The)	27,400	5,662
Merrill Lynch & Co., Inc.	145,400	11,875
Telecommunications (4.0%)
AT&T, Inc.	911,800	35,952
Verizon Communications, Inc.	206,300	7,823
Water Transportation (0.6%)
Carnival Corp.	144,600	6,776
Wholesale Trade Durable Goods (0.2%)
Owens & Minor, Inc.	73,000	2,681
Total Common Stocks (cost: $945,207)		1,052,869

	Principal	Value
SECURITY LENDING COLLATERAL (13.1%)
Debt (12.9%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	$3,751	$3,751
Commercial Paper (4.3%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	1,126	1,126
5.28%, due 04/11/2007	750	750
5.29%, due 04/12/2007	750	750
5.28%, due 04/19/2007	750	750
Bear Stearns & Co.
5.50%, due 07/10/2007	375	375

CAFCO LLC-144A
5.28%, due 04/17/2007	$1,126	$1,126
Charta LLC-144A
5.30%, due 05/09/2007	1,126	1,126
CIESCO LLC
5.28%, due 04/16/2007	1,126	1,126
Clipper Receivables Corp.
5.28%, due 04/04/2007	750	750
5.29%, due 04/11/2007	1,126	1,126
Compass Securitization LLC-144A
5.30%, due 04/17/2007	750	750
5.29%, due 04/25/2007	750	750
CRC Funding LLC-144A
5.28%, due 04/17/2007	1,126	1,126
5.29%, due 04/25/2007	750	750
Den Danske Bank
5.27%, due 04/10/2007	1,126	1,126
5.29%, due 04/30/2007	1,876	1,876
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	375	375
5.29%, due 04/26/2007	750	750
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	750	750
5.28%, due 04/04/2007	82	82
5.28%, due 04/12/2007	1,126	1,126
5.28%, due 04/19/2007	750	750
5.29%, due 04/25/2007	750	750
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	1,501	1,501
5.28%, due 04/17/2007	750	750
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	1,126	1,126
5.28%, due 04/09/2007	750	750
5.29%, due 04/19/2007	750	750
5.30%, due 04/26/2007	1,485	1,485
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	750	750
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	750	750
5.29%, due 04/18/2007	750	750
Liberty Street-144A
5.29%, due 04/26/2007	1,125	1,125
Morgan Stanley
5.51%, due 08/01/2007	750	750
Old Line Funding LLC-144A
5.29%, due 04/23/2007	750	750
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	750	750
5.29%, due 04/24/2007	750	750
5.30%, due 04/25/2007	750	750

Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	$375	$375
5.29%, due 04/20/2007	750	750
5.30%, due 04/24/2007	750	750
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	750	750
5.29%, due 05/01/2007	1,125	1,125
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	750	750
5.29%, due 04/03/2007	750	750
5.29%, due 04/18/2007	1,125	1,125
5.30%, due 04/30/2007	750	750
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	750	750
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	750	750
5.28%, due 04/20/2007	1,125	1,125
Yorktown Capital LLC
5.30%, due 04/02/2007	750	750
5.29%, due 04/04/2007	750	750
5.29%, due 04/12/2007	750	750
5.30%, due 04/19/2007	1,125	1,125
Euro Dollar Overnight (2.2%)
Abbey National PLC
5.27%, due 04/03/2007	750	750
Bank of Montreal
5.40%, due 04/02/2007	1,125	1,125
Bank of Nova Scotia
5.28%, due 04/02/2007	1,125	1,125
BNP Paribas
5.42%, due 04/02/2007	1,501	1,501
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	1,501	1,501
Erste Bank
5.28%, due 04/04/2007	1,876	1,876
Lloyds TSB Bank
5.27%, due 04/05/2007	2,626	2,626
Rabobank Nederland
5.40%, due 04/02/2007	2,251	2,251
Royal Bank of Canada
5.39%, due 04/02/2007	2,251	2,251
Societe Generale
5.38%, due 04/02/2007	1,125	1,125
5.27%, due 04/05/2007	1,501	1,501
Svenska Handlesbanken
5.38%, due 04/02/2007	1,750	1,750
UBS AG
5.29%, due 04/02/2007	1,501	1,501
5.29%, due 04/06/2007	2,626	2,626
Euro Dollar Terms (3.8%)
Abbey National PLC
5.27%, due 04/26/2007	750	750

BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	$2,251	$2,251
Bank of Montreal
5.27%, due 04/11/2007	1,125	1,125
5.27%, due 04/20/2007	750	750
Bank of Nova Scotia
5.28%, due 04/09/2007	1,125	1,125
5.28%, due 04/30/2007	750	750
Barclays
5.31%, due 04/09/2007	1,876	1,876
5.32%, due 04/23/2007	750	750
5.29%, due 05/07/2007	750	750
5.30%, due 05/16/2007	750	750
5.29%, due 05/21/2007	750	750
Calyon
5.30%, due 05/17/2007	750	750
5.31%, due 05/24/2007	375	375
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	3,751	3,751
Citigroup
5.31%, due 05/04/2007	750	750
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,876	1,876
5.30%, due 05/17/2007	1,876	1,876
Deutsche Bank
5.28%, due 04/10/2007	375	375
5.27%, due 04/20/2007	750	750
5.30%, due 05/15/2007	750	750
First Tennessee National Corp.
5.31%, due 05/02/2007	750	750
Fortis Bank
5.27%, due 04/12/2007	1,876	1,876
5.27%, due 04/13/2007	750	750
5.30%, due 06/25/2007	1,876	1,876
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	750	750
5.30%, due 06/13/2007	750	750
KBC Bank NV
5.27%, due 05/02/2007	750	750
Lloyds TSB Bank
5.28%, due 04/27/2007	750	750
Rabobank Nederland
5.27%, due 04/10/2007	750	750
Regions Bank
5.30%, due 04/23/2007	375	375
Royal Bank of Scotland
5.29%, due 05/07/2007	1,501	1,501
5.30%, due 05/08/2007	750	750
5.30%, due 05/09/2007	750	750
5.31%, due 05/25/2007	750	750
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	750	750

Societe Generale
5.28%, due 05/21/2007	$750	$750
5.31%, due 05/24/2007	1,501	1,501
Swedbank AB
5.30%, due 05/11/2007	3,001	3,001
Repurchase Agreements (2.3%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $3,210 on 04/02/2007	3,209	3,209
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $14,646 on 04/02/2007	14,640	14,640
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,261 on 04/02/2007	2,261	2,261
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $5,010 on 04/02/2007	5,008	5,008

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	772,134	$772
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,706,804	1,707
Total Security Lending Collateral (cost: $143,445)		143,445
Total Investment Securities (cost: $1,101,109) #		$1,209,494

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $138,281.
††

Cash collateral for the Repurchase Agreements, valued at $25,700, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $1,101,109. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $128,887 and $20,502, respectively. Net unrealized appreciation for tax purposes is $108,385.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $36,074 or 3.3% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Australia (10.3%)
Centro Properties Group	631,407	$4,443
DB RREEF Trust	1,423,087	1,983
GPT Group (a)	3,960,097	15,804
Investa Property Group	472,500	928
Macquarie CountryWide Trust (a)	2,725,553	4,558
Macquarie Goodman Group	2,471,776	13,958
Mirvac Group	792,217	3,354
Stockland	1,640,600	10,802
Valad Property Group	2,852,500	4,701
Westfield Group (a)	2,178,493	36,201
Austria (0.5%)
Conwert Immobilien Invest AG ‡	195,700	4,293
Bermuda (2.4%)
Hongkong Land Holdings, Ltd.	3,097,500	14,434
Kerry Properties, Ltd.	1,523,100	7,826
Canada (3.2%)
Brookfield Properties Co.	147,500	5,944
Calloway Real Estate Investment Trust	113,200	2,737
Dundee Real Estate Investment Trust (b)	214,900	7,395
RioCan Real Estate Investment Trust	354,300	7,629
Sunrise Senior Living, Inc. (b)	450,200	6,572
Cayman Islands (0.2%)
Shui On Land, Ltd. ‡	2,169,400	1,796
China (0.2%)
Guangzhou R&F Properties Co., Ltd.-Class H	963,600	2,146
Finland (1.4%)
Citycon Oyj	546,300	4,261
Sponda Oyj (a) ‡ †	491,696	8,476
France (3.6%)
Klepierre †	60,305	11,627
Societe de la Tour Eiffel (a)	32,900	6,125
Unibail (a)	52,820	15,952
Germany (1.1%)
Deutsche Wohnen AG	34,415	1,803
DIC Asset AG	92,900	3,957
IVG Immobilien AG	43,653	2,083
Patrizia Immobilien AG ‡	84,000	1,870
Hong Kong (5.5%)
Agile Property Holdings, Ltd.	3,557,900	3,506
Champion ‡	1,577,200	896

Cheung Kong Holdings, Ltd. (a)	765,800	$9,692
Hang Lung Development Co.	1,607,452	5,688
Hang Lung Properties, Ltd.	2,282,400	6,382
Link (The) (a)	1,954,100	4,701
Sun Hung Kai Properties, Ltd.	1,793,455	20,748
Italy (0.5%)
Beni Stabili SpA (a)	2,948,200	4,921
Japan (13.9%)
Japan Logistics Fund, Inc. (a)	585	5,351
Japan Retail Fund Investment (a)	503	4,942
Kenedix Realty Investment Corp. (a)	260	2,015
Mitsubishi Estate Co., Ltd.	1,335,700	43,779
Mitsui Fudosan Co., Ltd.	1,472,300	43,143
New City Residence Investment Corp.	169	992
Nippon Accommodations Fund, Inc.	53	385
Nippon Building Fund, Inc. (a)	629	10,388
Nomura Real Estate Residential Fund, Inc. ‡	232	1,894
Sumitomo Realty & Development Co., Ltd.	461,200	17,460
Netherlands (1.8%)
Rodamco Europe NV (a)	89,100	12,341
Vastned Retail NV (a)	46,700	4,743
Norway (0.3%)
Norwegian Property ASA ‡	226,600	2,673
Singapore (3.4%)
Allgreen Properties, Ltd.	421,200	485
Capitaland, Ltd.	2,847,800	15,004
CapitaMall Trust (a)	2,593,200	6,422
City Developments, Ltd.	213,000	2,048
Keppel Land, Ltd.	851,500	5,328
Wing Tai Holdings, Ltd.	1,165,100	2,440
Sweden (1.3%)
Castellum AB †	832,900	11,990
United Kingdom (11.6%)
British Land Co. PLC	800,200	23,982
Derwent London PLC (a)	281,593	11,991
Great Portland Estates PLC	591,100	8,997
Hammerson PLC	434,820	14,780
Land Securities Group PLC	832,060	34,924
Mapeley, Ltd.	25,220	1,924
Safestore Holdings, Ltd. ‡	1,869,605	9,204
Slough Estates PLC	186,560	2,869
United States (36.9%)
AMB Property Corp.	95,600	5,620
Archstone-Smith Trust †	312,000	16,935
AvalonBay Communities, Inc.	112,800	14,664
BioMed Realty Trust, Inc. †	136,400	3,587
Boston Properties, Inc.	191,800	22,517
BRE Properties - Class A †	147,100	9,289
Camden Property Trust	85,400	6,004
Corporate Office Properties Trust SBI MD †	116,950	5,342

Developers Diversified Realty Corp. †	139,700	$8,787
Douglas Emmett, Inc.	169,400	4,325
Equity Residential	187,300	9,034
Extra Space Storage, Inc. †	124,100	2,350
Federal Realty Investment Trust	130,100	11,790
General Growth Properties, Inc. †	269,070	17,374
Health Care Property Investors, Inc.	203,700	7,339
Highwood Properties, Inc.	176,800	6,982
Home Properties, Inc.	58,500	3,089
Host Hotels & Resorts, Inc. †	662,723	17,436
Kilroy Realty Corp.	58,200	4,292
Kimco Realty Corp. †	94,670	4,614
Liberty Property Trust †	140,600	6,850
Macerich Co. (The)	137,800	12,727
Maguire Properties, Inc. †	47,800	1,700
Nationwide Health Properties, Inc. †	203,300	6,355
Omega Healthcare Investors, Inc.	308,700	5,294
Prologis	257,400	16,713
Public Storage, Inc.	147,880	14,000
Regency Centers Corp.	135,800	11,346
Simon Property Group, Inc. †	289,300	32,185
SL Green Realty Corp. †	100,000	13,718
Strategic Hotels & Resorts, Inc.	132,200	3,023
Sunstone Hotel Investors, Inc. †	139,400	3,800
Taubman Centers, Inc.	79,900	4,633
UDR, Inc.	218,900	6,703
Ventas, Inc. †	107,400	4,525
Vornado Realty Trust	147,900	17,650
Washington Real Estate Investment Trust †	81,300	3,042
Total Common Stocks (cost: $693,926)		918,320

	Contracts ◆	Value
PURCHASED OPTIONS (0.5%)
Put Options (0.5%)
Brascan Residential Properties m	778,400	$4,908
Put Strike $.00
Expires 10/22/2007
Total Purchased Options (cost: $5,843)		4,908

	Principal	Value
SECURITY LENDING COLLATERAL (10.2%)
Debt (10.0%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$2,491	$2,491
Commercial Paper (3.3%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	748	748
5.28%, due 04/11/2007	498	498

5.29%, due 04/12/2007	$498	$498
5.28%, due 04/19/2007	498	498
Bear Stearns & Co.
5.50%, due 07/10/2007	249	249
CAFCO LLC-144A
5.28%, due 04/17/2007	748	748
Charta LLC-144A
5.30%, due 05/09/2007	748	748
CIESCO LLC
5.28%, due 04/16/2007	747	747
Clipper Receivables Corp.
5.28%, due 04/04/2007	498	498
5.29%, due 04/11/2007	747	747
Compass Securitization LLC-144A
5.30%, due 04/17/2007	498	498
5.29%, due 04/25/2007	498	498
CRC Funding LLC-144A
5.28%, due 04/17/2007	747	747
5.29%, due 04/25/2007	498	498
Den Danske Bank
5.27%, due 04/10/2007	747	747
5.29%, due 04/30/2007	1,246	1,246
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	249	249
5.29%, due 04/26/2007	498	498
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	498	498
5.28%, due 04/04/2007	55	55
5.28%, due 04/12/2007	747	747
5.28%, due 04/19/2007	498	498
5.29%, due 04/25/2007	498	498
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	997	997
5.28%, due 04/17/2007	498	498
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	747	747
5.28%, due 04/09/2007	498	498
5.29%, due 04/19/2007	498	498
5.30%, due 04/26/2007	986	986
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	498	498
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	498	498
5.29%, due 04/18/2007	498	498
Liberty Street-144A
5.29%, due 04/26/2007	747	747
Morgan Stanley
5.51%, due 08/01/2007	498	498
Old Line Funding LLC-144A
5.29%, due 04/23/2007	498	498
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	498	498

5.29%, due 04/24/2007	$498	$498
5.30%, due 04/25/2007	498	498
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	249	249
5.29%, due 04/20/2007	498	498
5.30%, due 04/24/2007	498	498
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	498	498
5.29%, due 05/01/2007	747	747
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	498	498
5.29%, due 04/03/2007	498	498
5.29%, due 04/18/2007	747	747
5.30%, due 04/30/2007	498	498
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	498	498
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	498	498
5.28%, due 04/20/2007	747	747
Yorktown Capital LLC
5.30%, due 04/02/2007	498	498
5.29%, due 04/04/2007	498	498
5.29%, due 04/12/2007	498	498
5.30%, due 04/19/2007	747	747
Euro Dollar Overnight (1.7%)
Abbey National PLC
5.27%, due 04/03/2007	498	498
Bank of Montreal
5.40%, due 04/02/2007	747	747
Bank of Nova Scotia
5.28%, due 04/02/2007	747	747
BNP Paribas
5.42%, due 04/02/2007	997	997
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	997	997
Erste Bank
5.28%, due 04/04/2007	1,246	1,246
Lloyds TSB Bank
5.27%, due 04/05/2007	1,744	1,744
Rabobank Nederland
5.40%, due 04/02/2007	1,495	1,495
Royal Bank of Canada
5.39%, due 04/02/2007	1,495	1,495
Societe Generale
5.38%, due 04/02/2007	747	747
5.27%, due 04/05/2007	997	997
Svenska Handlesbanken
5.38%, due 04/02/2007	1,162	1,162
UBS AG
5.29%, due 04/02/2007	997	997
5.29%, due 04/06/2007	1,744	1,744

Euro Dollar Terms (3.0%)
Abbey National PLC
5.27%, due 04/26/2007	$498	$498
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	1,495	1,495
Bank of Montreal
5.27%, due 04/11/2007	747	747
5.27%, due 04/20/2007	498	498
Bank of Nova Scotia
5.28%, due 04/09/2007	747	747
5.28%, due 04/30/2007	498	498
Barclays
5.31%, due 04/09/2007	1,246	1,246
5.32%, due 04/23/2007	498	498
5.29%, due 05/07/2007	498	498
5.30%, due 05/16/2007	498	498
5.29%, due 05/21/2007	498	498
Calyon
5.30%, due 05/17/2007	498	498
5.31%, due 05/24/2007	249	249
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	2,491	2,491
Citigroup
5.31%, due 05/04/2007	498	498
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,246	1,246
5.30%, due 05/17/2007	1,246	1,246
Deutsche Bank
5.28%, due 04/10/2007	249	249
5.27%, due 04/20/2007	498	498
5.30%, due 05/15/2007	498	498
First Tennessee National Corp.
5.31%, due 05/02/2007	498	498
Fortis Bank
5.27%, due 04/12/2007	1,246	1,246
5.27%, due 04/13/2007	498	498
5.30%, due 06/25/2007	1,246	1,246
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	498	498
5.30%, due 06/13/2007	498	498
KBC Bank NV
5.27%, due 05/02/2007	498	498
Lloyds TSB Bank
5.28%, due 04/27/2007	498	498
Rabobank Nederland
5.27%, due 04/10/2007	498	498
Regions Bank
5.30%, due 04/23/2007	249	249
Royal Bank of Scotland
5.29%, due 05/07/2007	997	997
5.30%, due 05/08/2007	498	498
5.30%, due 05/09/2007	498	498

5.31%, due 05/25/2007	$498	$498
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	498	498
Societe Generale
5.28%, due 05/21/2007	498	498
5.31%, due 05/24/2007	997	997
Swedbank AB
5.30%, due 05/11/2007	1,993	1,993
Repurchase Agreements (1.8%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $2,132 on 04/02/2007	2,131	2,131
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $9,726 on 04/02/2007	9,722	9,722
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,502 on 04/02/2007	1,501	1,501
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $3,327 on 04/02/2007	3,326	3,326

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	512,740	$513
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,133,414	1,134
Total Security Lending Collateral (cost: $95,255)		95,255
Total Investment Securities (cost: $795,024) #		$1,018,483

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Passive Foreign Investment Company.
‡	Non-income producing.
(b)	Restricted security. At March 31, 2007, the Fund owned the following security (representing 1.5% of Net Assets) which was restricted as to public resale.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $91,626.
††

Cash collateral for the Repurchase Agreements, valued at $17,067, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

+	Contract amounts are not in thousands.
m	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $840,337. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $179,995 and $1,849, respectively. Net unrealized appreciation for tax purposes is $178,146.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $23,953 or 2.6% of the net assets of the Fund.

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS
March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Diversified	17.6%	$164,410
Regional Mall	12.1%	113,834
Shopping Center	12.1%	112,912
Office Property	11.9%	111,344
Engineering & Management Services	10.3%	96,740
Residential Building Construction	7.6%	70,908
Apartments	7.2%	67,095
Operating/ Development	5.0%	46,578
Hotels	4.3%	40,064
Health Care	3.2%	30,085
Industrial Property	3.1%	29,183
Storage	2.7%	25,554
Warehouse	0.6%	5,351
Put Options	0.5%	4,908
Management Services	0.4%	4,262
Investment Securities, at value	98.6%	923,228
Short-Term Investments	10.2%	95,255
Total Investment Securities	108.8%	$1,018,483

Federated Growth & Income

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (30.7%)
U.S. Treasury Note
4.25%, due 10/31/2007 †	$20,000	$19,912
3.00%, due 11/15/2007	15,000	14,816
4.38%, due 12/31/2007	20,000	19,908
5.13%, due 06/30/2008	35,000	35,126
4.88%, due 05/15/2009	32,000	32,173
4.00%, due 03/15/2010	15,000	14,780
4.25%, due 11/15/2014 †	15,000	14,644
Total U.S. Government Obligations (cost: $151,274)		151,359

	Shares	Value
COMMON STOCKS (34.4%)
Commercial Banks (1.1%)
Shinsei Bank, Ltd.	1,114,000	$5,331
Metal Mining (16.1%)
AngloGold Ashanti, Ltd., ADR	433,000	19,307
Barrick Gold Corp.	378,282	10,800
Gold Fields, Ltd., Sponsored ADR †	1,155,000	21,344
Goldcorp, Inc. †	500,000	12,010
Newmont Mining Corp.	378,000	15,872
Oil & Gas Extraction (12.4%)
Anadarko Petroleum Corp. †	110,000	4,728
BJ Services Co.	185,000	5,161
Canadian Oil Sands Trust	165,000	4,042
Canetic Resources Trust †	290,000	3,758
Cimarex Energy Co.	135,000	4,998
EnCana Corp. †	134,600	6,815
Patterson-UTI Energy, Inc.	260,000	5,834
Pengrowth Energy Trust	210,000	3,541
Penn West Energy Trust †	195,000	5,729
Petro-Canada	90,000	3,522
Pogo Producing Co. †	206,000	9,909
Sasol, Ltd., Sponsored ADR	90,000	2,975
Pharmaceuticals (2.8%)
AstraZeneca PLC	90,000	4,826
Sanofi-Aventis	103,000	8,926
Telecommunications (2.0%)
NTT DoCoMo, Inc.	3,100	5,723
Swisscom AG	12,000	4,318
Total Common Stocks (cost: $166,111)		169,469

	Principal	Value
SHORT-TERM OBLIGATIONS (30.6%)
Repurchase Agreements (30.6%)
Investors Bank & Trust Co. 3.55%, dated 03/30/2007 to be repurchased at 150,988 on 04/02/2007 ¢ ˜	$150,943	$150,943
Total Short-Term Obligations (cost: $150,943)		150,943

	Contracts ◆	Value
PURCHASED OPTIONS (3.9%)
Put Options (3.9%)
iShares MSCI Emerging Markets Index Fund	415,000	$3,382
Put Strike $120.00
Expires 06/16/2007
Nasdaq 1000 Index	500,000	2,193
Put Strike $48.00
Expires 06/16/2007
S&P 500 Index	20,000	1,110
Put Strike $1,475.00
Expires 06/16/2007
S&P 500 Index	425,000	12,495
Put Strike $1,420.00
Expires 06/16/2007
Total Purchased Options (cost: $25,522)		19,180
SECURITY LENDING COLLATERAL (13.3%)
Debt (13.1%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007	1,712	1,712
Commercial Paper (4.3%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	514	514
5.28%, due 04/11/2007	343	343
5.29%, due 04/12/2007	343	343
5.28%, due 04/19/2007	343	343
Bear Stearns & Co.
5.50%, due 07/10/2007	171	171
CAFCO LLC-144A
5.28%, due 04/17/2007	514	514
Charta LLC-144A
5.30%, due 05/09/2007	514	514
CIESCO LLC
5.28%, due 04/16/2007	514	514
Clipper Receivables Corp.
5.28%, due 04/04/2007	343	343
5.29%, due 04/11/2007	514	514
Compass Securitization LLC-144A
5.30%, due 04/17/2007	343	343
5.29%, due 04/25/2007	343	343
CRC Funding LLC-144A
5.28%, due 04/17/2007	514	514

5.29%, due 04/25/2007	343	$343
Den Danske Bank
5.27%, due 04/10/2007	514	514
5.29%, due 04/30/2007	856	856
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	171	171
5.29%, due 04/26/2007	343	343
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	343	343
5.28%, due 04/04/2007	37	37
5.28%, due 04/12/2007	514	514
5.28%, due 04/19/2007	343	343
5.29%, due 04/25/2007	343	343
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	685	685
5.28%, due 04/17/2007	343	343
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	514	514
5.28%, due 04/09/2007	343	343
5.29%, due 04/19/2007	343	343
5.30%, due 04/26/2007	678	678
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	343	343
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	343	343
5.29%, due 04/18/2007	343	343
Liberty Street-144A
5.29%, due 04/26/2007	514	514
Morgan Stanley
5.51%, due 08/01/2007	343	343
Old Line Funding LLC-144A
5.29%, due 04/23/2007	342	342
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	342	342
5.29%, due 04/24/2007	342	342
5.30%, due 04/25/2007	342	342
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	171	171
5.29%, due 04/20/2007	342	342
5.30%, due 04/24/2007	342	342
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	342	342
5.29%, due 05/01/2007	514	514
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	342	342
5.29%, due 04/03/2007	342	342
5.29%, due 04/18/2007	514	514
5.30%, due 04/30/2007	342	342
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	342	342
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	342	342
5.28%, due 04/20/2007	514	514

Yorktown Capital LLC
5.30%, due 04/02/2007	342	$342
5.29%, due 04/04/2007	342	342
5.29%, due 04/12/2007	342	342
5.30%, due 04/19/2007	514	514
Euro Dollar Overnight (2.2%)
Abbey National PLC
5.27%, due 04/03/2007	342	342
Bank of Montreal
5.40%, due 04/02/2007	514	514
Bank of Nova Scotia
5.28%, due 04/02/2007	514	514
BNP Paribas
5.42%, due 04/02/2007	685	685
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	685	685
Erste Bank
5.28%, due 04/04/2007	856	856
Lloyds TSB Bank
5.27%, due 04/05/2007	1,199	1,199
Rabobank Nederland
5.40%, due 04/02/2007	1,027	1,027
Royal Bank of Canada
5.39%, due 04/02/2007	1,027	1,027
Societe Generale
5.38%, due 04/02/2007	514	514
5.27%, due 04/05/2007	685	685
Svenska Handlesbanken
5.38%, due 04/02/2007	799	799
UBS AG
5.29%, due 04/02/2007	685	685
5.29%, due 04/06/2007	1,199	1,199
Euro Dollar Terms (3.9%)
Abbey National PLC
5.27%, due 04/26/2007	342	342
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	1,027	1,027
Bank of Montreal
5.27%, due 04/11/2007	514	514
5.27%, due 04/20/2007	342	342
Bank of Nova Scotia
5.28%, due 04/09/2007	514	514
5.28%, due 04/30/2007	342	342
Barclays
5.31%, due 04/09/2007	856	856
5.32%, due 04/23/2007	342	342
5.29%, due 05/07/2007	342	342
5.30%, due 05/16/2007	342	342
5.29%, due 05/21/2007	342	342
Calyon
5.30%, due 05/17/2007	342	342
5.31%, due 05/24/2007	171	171

Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,712	$1,712
Citigroup
5.31%, due 05/04/2007	342	342
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	856	856
5.30%, due 05/17/2007	856	856
Deutsche Bank
5.28%, due 04/10/2007	171	171
5.27%, due 04/20/2007	342	342
5.30%, due 05/15/2007	342	342
First Tennessee National Corp.
5.31%, due 05/02/2007	342	342
Fortis Bank
5.27%, due 04/12/2007	856	856
5.27%, due 04/13/2007	342	342
5.30%, due 06/25/2007	856	856
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	342	342
5.30%, due 06/13/2007	342	342
KBC Bank NV
5.27%, due 05/02/2007	342	342
Lloyds TSB Bank
5.28%, due 04/27/2007	342	342
Rabobank Nederland
5.27%, due 04/10/2007	342	342
Regions Bank
5.30%, due 04/23/2007	171	171
Royal Bank of Scotland
5.29%, due 05/07/2007	685	685
5.30%, due 05/08/2007	342	342
5.30%, due 05/09/2007	342	342
5.31%, due 05/25/2007	342	342
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	343	343
Societe Generale
5.28%, due 05/21/2007	342	342
5.31%, due 05/24/2007	685	685
Swedbank AB
5.30%, due 05/11/2007	1,370	1,370
Repurchase Agreements (2.3%) † †
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,465 on 04/02/2007	1,465	1,465
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $6,685 on 04/02/2007	6,683	6,683
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,032 on 04/02/2007	1,032	1,032
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $2,287 on 04/02/2007	2,286	2,286

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	352,445	$352
Reserve Primary Money Market Fund
1-day yield of 5.23%	779,080	779
Total Security Lending Collateral (cost: $65,476)		65,476
Total Investment Securities (cost: $559,326) #		$556,427

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $63,629.
¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 4.44% - 8.27% and 05/25/2018 - 08/15/2036, respectively, and with a market value plus accrued interest of $158,490.

††

Cash collateral for the Repurchase Agreements, valued at $11,731, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

¿	Contract amounts are not in thousands.
˜

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $559,286. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,727 and $9,586, respectively. Net unrealized depreciation for tax purposes is $2,859.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $16,474 or 3.3% of the net assets of the Fund.

ADR	American Depositary Receipt

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Fixed-Income (19.3%)
PIMCO Total Return, Initial Class ø	1,063,944	$11,884
TA IDEX PIMCO Real Return TIPS, Class I @	252,263	2,553
TA IDEX Transamerica Short-Term Bond, Class I @	203,193	2,007
Growth Equity (10.3%)
Federated Growth & Income, Initial Class ø	566,900	8,725
Specialty - Real Estate (7.5%)
Clarion Global Real Estate Securities, Initial Class ø	245,082	6,338
World Equity (62.9%)
TA IDEX AllianceBernstein International Value, Class I @	895,036	11,859
TA IDEX Evergreen International Small Cap, Class I @	794,522	13,038
TA IDEX Marsico International Growth, Class I @	1,176,097	15,019
TA IDEX Neuberger Berman International, Class I @	1,013,668	12,428
TA IDEX Oppenheimer Developing Markets, Class I @	90,446	1,125
Total Investment Companies (cost: $82,653) #		$84,976

NOTES TO SCHEDULE OF INVESTMENTS:

ø	The Fund invests its assets in the Initial class shares of the affiliated AEGON/Transamerica Series Trust.
@	The Fund invests its assets in the Class I shares of the affiliated Transamerica IDEX Mutual Funds.
#

Aggregate cost for federal income tax purposes is $82,705. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,963 and $692, respectively. Net unrealized appreciation for tax purposes is $2,271.

Jennison Growth

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (3.7%)
Boeing Co. (The)	32,900	$2,925
United Technologies Corp.	37,300	2,425
Amusement & Recreation Services (3.2%)
Disney (Walt) Co. (The)	133,900	4,610
Apparel & Accessory Stores (0.7%)
Kohl’s Corp. ‡	13,200	1,011
Beverages (2.3%)
PepsiCo, Inc.	51,700	3,286
Business Services (1.0%)
eBay, Inc. ‡	43,400	1,439
Chemicals & Allied Products (4.7%)
Colgate-Palmolive Co.	29,900	1,997
Monsanto Co.	34,400	1,891
Procter & Gamble Co.	45,127	2,850
Communications Equipment (5.1%)
QUALCOMM, Inc.	107,200	4,573
Research In Motion, Ltd. ‡	13,900	1,897
Sony Corp., ADR †	15,200	767
Computer & Data Processing Services (13.7%)
Adobe Systems, Inc. ‡	111,200	4,637
Electronic Arts, Inc. ‡	26,300	1,324
Google, Inc.-Class A ‡	14,200	6,506
Infosys Technologies, Ltd., ADR	27,500	1,382
Microsoft Corp.	129,200	3,601
SAP AG, ADR †	16,800	750
Yahoo!, Inc. ‡	45,900	1,436
Computer & Office Equipment (7.5%)
Apple, Inc. ‡	40,200	3,735
Cisco Systems, Inc. ‡	166,300	4,246
Hewlett-Packard Co.	68,200	2,738
Department Stores (2.6%)
Federated Department Stores, Inc.	50,100	2,257
JC Penney Co., Inc.	17,800	1,462
Electric Services (0.8%)
Suntech Power Holdings Co., Ltd., ADR ‡ †	33,800	1,170
Electronic & Other Electric Equipment (2.0%)
General Electric Co.	81,000	2,864

Electronic Components & Accessories (2.8%)
Broadcom Corp.-Class A ‡	65,500	$2,101
Marvell Technology Group, Ltd. ‡	117,500	1,975
Entertainment (1.4%)
International Game Technology	50,400	2,035
Food Stores (0.4%)
Whole Foods Market, Inc.	13,500	606
Hotels & Other Lodging Places (1.5%)
Marriott International, Inc.-Class A	44,300	2,169
Instruments & Related Products (1.8%)
Alcon, Inc.	19,300	2,544
Insurance (3.8%)
American International Group, Inc.	59,100	3,973
WellPoint, Inc. ‡	17,600	1,427
Leather & Leather Products (2.6%)
Coach, Inc. ‡	73,600	3,684
Lumber & Other Building Materials (1.4%)
Lowe’s Cos., Inc.	65,700	2,069
Medical Instruments & Supplies (2.4%)
Baxter International, Inc.	29,500	1,554
St. Jude Medical, Inc. ‡	51,600	1,941
Motion Pictures (2.2%)
News Corp., Inc.-Class A	138,700	3,207
Oil & Gas Extraction (1.9%)
Occidental Petroleum Corp.	26,500	1,307
Schlumberger, Ltd.	20,000	1,382
Petroleum Refining (0.4%)
Suncor Energy, Inc.	7,600	580
Pharmaceuticals (13.7%)
Abbott Laboratories	53,400	2,980
Genentech, Inc. ‡	41,700	3,424
Gilead Sciences, Inc. ‡	63,500	4,858
Novartis AG, ADR	43,200	2,360
Roche Holding AG, ADR	47,700	4,200
Wyeth	34,600	1,731
Radio, Television & Computer Stores (1.0%)
Best Buy Co., Inc.	29,400	1,432
Restaurants (1.0%)
Starbucks Corp. ‡	45,200	1,417
Retail Trade (1.4%)
Target Corp.	34,600	2,050
Rubber & Misc. Plastic Products (1.5%)
NIKE, Inc.-Class B	19,600	2,083

Security & Commodity Brokers (9.0%)
American Express Co.	33,700	$1,901
Charles Schwab Corp. (The)	95,500	1,747
Goldman Sachs Group, Inc. (The)	13,800	2,852
IntercontinentalExchange, Inc. ‡	5,900	721
NYSE Group, Inc. ‡ †	31,500	2,953
UBS AG-Registered	45,000	2,674
Telecommunications (1.6%)
NII Holdings, Inc. ‡ †	30,200	2,240
Total Common Stocks (cost: $125,528)		141,956

	Principal	Value
SECURITY LENDING COLLATERAL (5.5%)
Debt (5.4%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007	$205	$205
Commercial Paper (1.8%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	61	61
5.28%, due 04/11/2007	41	41
5.29%, due 04/12/2007	41	41
5.28%, due 04/19/2007	41	41
Bear Stearns & Co.
5.50%, due 07/10/2007	20	20
CAFCO LLC-144A
5.28%, due 04/17/2007	62	62
Charta LLC-144A
5.30%, due 05/09/2007	62	62
CIESCO LLC
5.28%, due 04/16/2007	62	62
Clipper Receivables Corp.
5.28%, due 04/04/2007	41	41
5.29%, due 04/11/2007	62	62
Compass Securitization LLC-144A
5.30%, due 04/17/2007	41	41
5.29%, due 04/25/2007	41	41
CRC Funding LLC-144A
5.28%, due 04/17/2007	62	62
5.29%, due 04/25/2007	41	41
Den Danske Bank
5.27%, due 04/10/2007	62	62
5.29%, due 04/30/2007	103	103
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	20	20
5.29%, due 04/26/2007	41	41
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	41	41
5.28%, due 04/04/2007	4	4
5.28%, due 04/12/2007	62	62
5.28%, due 04/19/2007	41	41

5.29%, due 04/25/2007	$41	$41
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	82	82
5.28%, due 04/17/2007	41	41
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	62	62
5.28%, due 04/09/2007	41	41
5.29%, due 04/19/2007	41	41
5.30%, due 04/26/2007	81	81
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	41	41
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	41	41
5.29%, due 04/18/2007	41	41
Liberty Street-144A
5.29%, due 04/26/2007	62	62
Morgan Stanley
5.51%, due 08/01/2007	41	41
Old Line Funding LLC-144A
5.29%, due 04/23/2007	41	41
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	41	41
5.29%, due 04/24/2007	41	41
5.30%, due 04/25/2007	41	41
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	20	20
5.29%, due 04/20/2007	41	41
5.30%, due 04/24/2007	41	41
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	41	41
5.29%, due 05/01/2007	62	62
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	41	41
5.29%, due 04/03/2007	41	41
5.29%, due 04/18/2007	62	62
5.30%, due 04/30/2007	41	41
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	41	41
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	41	41
5.28%, due 04/20/2007	62	62
Yorktown Capital LLC
5.30%, due 04/02/2007	41	41
5.29%, due 04/04/2007	41	41
5.29%, due 04/12/2007	41	41
5.30%, due 04/19/2007	62	62
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 04/03/2007	41	41
Bank of Montreal
5.40%, due 04/02/2007	62	62

Bank of Nova Scotia
5.28%, due 04/02/2007	$62	$62
BNP Paribas
5.42%, due 04/02/2007	82	82
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	82	82
Erste Bank
5.28%, due 04/04/2007	103	103
Lloyds TSB Bank
5.27%, due 04/05/2007	144	144
Rabobank Nederland
5.40%, due 04/02/2007	123	123
Royal Bank of Canada
5.39%, due 04/02/2007	123	123
Societe Generale
5.38%, due 04/02/2007	62	62
5.27%, due 04/05/2007	82	82
Svenska Handlesbanken
5.38%, due 04/02/2007	96	96
UBS AG
5.29%, due 04/02/2007	82	82
5.29%, due 04/06/2007	144	144
Euro Dollar Terms (1.6%)
Abbey National PLC
5.27%, due 04/26/2007	41	41
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	123	123
Bank of Montreal
5.27%, due 04/11/2007	62	62
5.27%, due 04/20/2007	41	41
Bank of Nova Scotia
5.28%, due 04/09/2007	62	62
5.28%, due 04/30/2007	41	41
Barclays
5.31%, due 04/09/2007	103	103
5.32%, due 04/23/2007	41	41
5.29%, due 05/07/2007	41	41
5.30%, due 05/16/2007	41	41
5.29%, due 05/21/2007	41	41
Calyon
5.30%, due 05/17/2007	41	41
5.31%, due 05/24/2007	20	20
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	205	205
Citigroup
5.31%, due 05/04/2007	41	41
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	103	103
5.30%, due 05/17/2007	103	103
Deutsche Bank
5.28%, due 04/10/2007	20	20
5.27%, due 04/20/2007	41	41

5.30%, due 05/15/2007	$41	$41
First Tennessee National Corp.
5.31%, due 05/02/2007	41	41
Fortis Bank
5.27%, due 04/12/2007	103	103
5.27%, due 04/13/2007	41	41
5.30%, due 06/25/2007	103	103
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	41	41
5.30%, due 06/13/2007	41	41
KBC Bank NV
5.27%, due 05/02/2007	41	41
Lloyds TSB Bank
5.28%, due 04/27/2007	41	41
Rabobank Nederland
5.27%, due 04/10/2007	41	41
Regions Bank
5.30%, due 04/23/2007	20	20
Royal Bank of Scotland
5.29%, due 05/07/2007	82	82
5.30%, due 05/08/2007	41	41
5.30%, due 05/09/2007	41	41
5.31%, due 05/25/2007	41	41
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	41	41
Societe Generale
5.28%, due 05/21/2007	41	41
5.31%, due 05/24/2007	82	82
Swedbank AB
5.30%, due 05/11/2007	164	164
Repurchase Agreements (1.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $176 on 04/02/2007	176	176
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $802 on 04/02/2007	801	801
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $124 on 04/02/2007	124	124
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $274 on 04/02/2007	274	274

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	42,263	$42
Reserve Primary Money Market Fund
1-day yield of 5.23%	93,422	93
Total Security Lending Collateral (cost: $7,851)		7,851
Total Investment Securities (cost: $133,379) #		$149,807

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $7,655.
††

Cash collateral for the Repurchase Agreements, valued at $1,407, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $133,600. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,588 and $2,381, respectively. Net unrealized appreciation for tax purposes is $16,207.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $1,974 or 1.4% of the net assets of the Fund.

ADR	American Depositary Receipt

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.0%)
U.S. Treasury Note
3.63%, due 06/30/2007 d	$75	$75
Total U.S. Government Obligations (cost: $75)		75

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace (3.1%)
Boeing Co. (The)	11,000	$978
Goodrich Corp.	17,200	885
Northrop Grumman Corp.	23,000	1,707
Textron, Inc.	2,300	207
United Technologies Corp.	35,200	2,288
Amusement & Recreation Services (0.7%)
Disney (Walt) Co. (The)	37,000	1,274
Apparel & Accessory Stores (1.2%)
Abercrombie & Fitch Co.-Class A	8,800	666
Kohl’s Corp. ‡	22,000	1,685
Automotive (0.1%)
Advance Auto Parts, Inc.	7,300	281
Automotive Dealers (0.2%)
Carmax, Inc. ‡	13,200	324
Beverages (0.9%)
Coca-Cola Co. (The)	38,100	1,829
Business Credit Institutions (0.8%)
CIT Group, Inc.	29,700	1,572
Freddie Mac	400	24
Business Services (0.7%)
eBay, Inc. ‡	28,200	935
Fannie Mae	7,800	426
Chemicals & Allied Products (4.8%)
Air Products & Chemicals, Inc.	10,800	798
Avon Products, Inc.	3,400	127
Dow Chemical Co. (The) †	7,400	339
Praxair, Inc.	24,800	1,561
Procter & Gamble Co.	79,600	5,028
Rohm & Haas Co. †	26,800	1,386
Commercial Banks (10.5%)
Bank of America Corp.	106,300	5,423
Bank of New York Co., Inc. (The)	3,500	142
Citigroup, Inc.	106,500	5,468
Comerica, Inc.	8,000	473

First Horizon National Corp.	100	$4
Marshall & IIsley Corp.	9,900	458
State Street Corp.	18,000	1,166
SunTrust Banks, Inc.	9,900	822
TCF Financial Corp. †	20,700	546
US Bancorp	53,500	1,871
Wachovia Corp.	31,000	1,707
Wells Fargo & Co.	66,600	2,293
Communication (0.6%)
Comcast Corp.-Class A ‡	34,500	895
DIRECTV Group (The), Inc. ‡	800	18
EchoStar Communications Corp.-Class A ‡	4,100	178
Communications Equipment (2.4%)
Corning, Inc. ‡	79,700	1,812
Motorola, Inc.	23,900	422
QUALCOMM, Inc.	50,400	2,150
Tellabs, Inc. ‡	25,300	250
Computer & Data Processing Services (5.8%)
Affiliated Computer Services, Inc.-Class A ‡	4,100	241
Automatic Data Processing, Inc.	2,800	136
Computer Sciences Corp. ‡	1,900	99
Google, Inc.-Class A ‡	5,100	2,337
Juniper Networks, Inc. ‡	18,400	362
Microsoft Corp.	176,000	4,905
NCR Corp. ‡	500	24
Oracle Corp. ‡	83,700	1,517
Sabre Holdings Corp.	200	7
Sun Microsystems, Inc. ‡	69,300	416
Yahoo!, Inc. ‡	38,600	1,208
Computer & Office Equipment (4.7%)
Apple, Inc. ‡	12,500	1,161
Cisco Systems, Inc. ‡	109,200	2,788
EMC Corp. ‡	5,500	76
Hewlett-Packard Co.	50,200	2,015
International Business Machines Corp.	33,194	3,129
Sandisk Corp. ‡	800	35
Seagate Technology, Inc. - Escrow Shares ‡ m	8,700	—	☐
Construction (0.1%)
Centex Corp. †	6,200	259
Department Stores (0.7%)
JC Penney Co., Inc.	15,900	1,306
TJX Cos., Inc.	3,300	89
Diversified (0.5%)
Honeywell International, Inc.	21,600	995
Drug Stores & Proprietary Stores (0.3%)
CVS/Caremark Corp. †	14,500	495
Electric Services (4.1%)
American Electric Power Co., Inc.	27,300	1,331
CMS Energy Corp.	37,900	675
DTE Energy Co.	11,500	551

Edison International	45,100	$2,216
Northeast Utilities	26,700	875
SCANA Corp.	6,400	276
Sierra Pacific Resources ‡	53,900	937
Xcel Energy, Inc. †	46,500	1,148
Electric, Gas & Sanitary Services (0.0%)
PG&E Corp.	500	24
Electronic & Other Electric Equipment (2.9%)
General Electric Co.	160,600	5,679
Electronic Components & Accessories (1.8%)
Altera Corp. ‡	800	16
Intel Corp.	27,000	517
Linear Technology Corp. †	27,900	881
LSI Logic Corp. ‡ †	10,800	113
Maxim Integrated Products, Inc.	700	21
PMC-Sierra, Inc. ‡ †	2,100	15
Texas Instruments, Inc.	2,700	81
Xilinx, Inc. †	71,900	1,850
Entertainment (0.1%)
International Game Technology	3,800	153
Food & Kindred Products (3.4%)
Altria Group, Inc.	52,400	4,601
General Mills, Inc.	1,700	99
Kellogg Co.	3,700	190
Kraft Foods, Inc.-Class A †	25,100	795
WM Wrigley Jr. Co.	16,900	861
Food Stores (0.3%)
Safeway, Inc.	16,100	590
Furniture & Fixtures (0.7%)
Johnson Controls, Inc.	14,700	1,391
Holding & Other Investment Offices (0.7%)
Apartment Investment & Management Co. REIT-Class A †	5,300	306
Hospitality Properties Trust REIT	7,300	342
Host Hotels & Resorts, Inc. REIT †	9,900	260
UDR, Inc. REIT	11,400	349
Hotels & Other Lodging Places (0.5%)
Starwood Hotels & Resorts Worldwide, Inc.	12,500	811
Wyndham Worldwide Corp. ‡	3,600	123
Industrial Machinery & Equipment (1.8%)
Baker Hughes, Inc.	14,000	926
Caterpillar, Inc.	2,300	154
Eaton Corp.	13,200	1,103
Illinois Tool Works, Inc.	7,300	377
Ingersoll-Rand Co.-Class A	19,100	828
Instruments & Related Products (0.4%)
Danaher Corp.	6,600	472
KLA-Tencor Corp.	2,600	139
Rockwell Automation, Inc.	2,300	138

Insurance (5.4%)
Aetna, Inc.	23,100	$1,012
AFLAC, Inc.	5,200	245
AMBAC Financial Group, Inc.	24,800	2,142
American International Group, Inc.	9,800	659
Assurant, Inc.	9,700	520
Chubb Corp.	10,600	548
Cigna Corp.	3,700	528
MBIA, Inc. †	19,200	1,257
MGIC Investment Corp.	13,700	807
UnitedHealth Group, Inc.	9,200	487
WellPoint, Inc. ‡	27,400	2,222
Insurance Agents, Brokers & Service (0.2%)
Hartford Financial Services Group, Inc. (The)	4,400	421
Leather & Leather Products (0.4%)
Coach, Inc. ‡	15,800	791
Life Insurance (1.3%)
Genworth Financial, Inc.-Class A	52,400	1,831
Protective Life Corp.	7,000	308
Prudential Financial, Inc. †	3,900	352
Lumber & Other Building Materials (0.1%)
Home Depot, Inc. (The)	5,400	198
Lumber & Wood Products (0.2%)
Weyerhaeuser Co.	6,100	456
Medical Instruments & Supplies (0.6%)
Baxter International, Inc.	19,400	1,022
Becton Dickinson & Co.	100	8
Boston Scientific Corp. ‡	100	1
Medtronic, Inc.	1,500	74
Zimmer Holdings, Inc. ‡	1,600	137
Mortgage Bankers & Brokers (0.3%)
Countrywide Financial Corp.	17,700	595
Motion Pictures (0.9%)
News Corp., Inc.-Class A	71,900	1,662
Office Property (0.3%)
Boston Properties, Inc. REIT †	4,700	552
Oil & Gas Extraction (3.5%)
BJ Services Co.	12,300	343
Chesapeake Energy Corp. †	900	28
Devon Energy Corp.	8,900	616
Halliburton Co.	27,100	860
Nabors Industries, Ltd. ‡ †	8,600	255
Occidental Petroleum Corp.	26,900	1,326
Schlumberger, Ltd.	23,200	1,603
Weatherford International, Ltd. ‡	11,600	523
XTO Energy, Inc.	22,800	1,250
Paper & Allied Products (0.3%)
3M Co.	6,500	497

Paper & Paper Products (0.1%)
Domtar Corp. ‡ †	19,500	$182
Personal Credit Institutions (0.6%)
Capital One Financial Corp.	16,200	1,222
Petroleum Refining (5.4%)
Chevron Corp.	13,700	1,013
ConocoPhillips	21,000	1,435
Exxon Mobil Corp.	81,500	6,149
Hess Corp.	10,600	588
Marathon Oil Corp.	5,400	534
Sunoco, Inc.	3,200	225
Valero Energy Corp.	8,100	522
Pharmaceuticals (9.5%)
Abbott Laboratories	48,400	2,701
Amgen, Inc. ‡	39,300	2,196
Bristol-Myers Squibb Co.	4,900	136
Gilead Sciences, Inc. ‡	6,700	513
Johnson & Johnson	16,900	1,018
Lilly (Eli) & Co.	6,400	344
McKesson Corp.	13,600	796
Medco Health Solutions, Inc. ‡	7,500	544
Merck & Co., Inc.	67,900	2,999
Pfizer, Inc.	42,400	1,071
Schering-Plough Corp.	95,300	2,431
Sepracor, Inc. ‡ †	14,000	653
Vertex Pharmaceuticals, Inc. ‡ †	10,700	300
Wyeth	54,500	2,727
Primary Metal Industries (1.0%)
Alcoa, Inc.	34,700	1,176
United States Steel Corp.	7,600	754
Printing & Publishing (0.8%)
CBS Corp.-Class B	13,800	422
Gannett Co., Inc.	4,500	253
New York Times Co.-Class A †	3,000	71
Scripps (E.W.) Co. (The)	20,000	894
Radio & Television Broadcasting (0.0%)
Viacom, Inc.-Class B ‡	700	29
Radio, Television & Computer Stores (0.1%)
Best Buy Co., Inc.	3,100	151
Railroads (1.9%)
Burlington Northern Santa Fe Corp.	17,000	1,367
CSX Corp.	5,600	224
Norfolk Southern Corp.	42,300	2,140
Residential Building Construction (0.3%)
DR Horton, Inc. †	500	11
Lennar Corp.-Class A	1,800	76
Toll Brothers, Inc. ‡ †	18,300	501
Restaurants (0.2%)
McDonald’s Corp.	9,700	437

Retail Trade (1.9%)
Dick’s Sporting Goods, Inc. ‡	2,600	$151
Family Dollar Stores, Inc.	6,400	190
Staples, Inc.	37,900	979
Target Corp.	30,900	1,831
Wal-Mart Stores, Inc.	10,100	474
Rubber & Misc. Plastic Products (0.6%)
NIKE, Inc.-Class B †	11,600	1,233
Security & Commodity Brokers (3.0%)
American Express Co.	9,500	536
E*TRADE Financial Corp. ‡	14,900	316
Franklin Resources, Inc.	9,600	1,160
Goldman Sachs Group, Inc. (The)	2,200	455
Morgan Stanley	36,200	2,851
TD Ameritrade Holding Corp. ‡ †	27,300	406
Telecommunications (3.9%)
AT&T, Inc.	87,100	3,434
Sprint Nextel Corp.	50,900	965
Verizon Communications, Inc.	83,800	3,178
Transportation & Public Utilities (0.0%)
Expedia, Inc. ‡	100	2
Warehouse (0.2%)
Prologis REIT	7,000	455
Water Transportation (0.3%)
Carnival Corp.	11,500	539
Wholesale Trade Durable Goods (0.2%)
Grainger (W.W.), Inc.	5,100	394
Wholesale Trade Nondurable Goods (0.8%)
SUPERVALU, Inc.	17,000	664
SYSCO Corp.	24,100	815
Total Common Stocks (cost: $163,117)		192,201

	Principal	Value
SECURITY LENDING COLLATERAL (5.7%)
Debt (5.6%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$287	$287
Commercial Paper (1.8%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	86	86
5.28%, due 04/11/2007	58	58
5.29%, due 04/12/2007	58	58
5.28%, due 04/19/2007	58	58
Bear Stearns & Co.
5.50%, due 07/10/2007	29	29
CAFCO LLC-144A
5.28%, due 04/17/2007	86	86
Charta LLC-144A

5.30%, due 05/09/2007	$86	$86
CIESCO LLC
5.28%, due 04/16/2007	86	86
Clipper Receivables Corp.
5.28%, due 04/04/2007	58	58
5.29%, due 04/11/2007	86	86
Compass Securitization LLC-144A
5.30%, due 04/17/2007	58	58
5.29%, due 04/25/2007	58	58
CRC Funding LLC-144A
5.28%, due 04/17/2007	86	86
5.29%, due 04/25/2007	58	58
Den Danske Bank
5.27%, due 04/10/2007	86	86
5.29%, due 04/30/2007	144	144
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	29	29
5.29%, due 04/26/2007	58	58
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	58	58
5.28%, due 04/04/2007	6	6
5.28%, due 04/12/2007	86	86
5.28%, due 04/19/2007	58	58
5.29%, due 04/25/2007	58	58
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	115	115
5.28%, due 04/17/2007	58	58
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	86	86
5.28%, due 04/09/2007	58	58
5.29%, due 04/19/2007	58	58
5.30%, due 04/26/2007	114	114
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	58	58
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	58	58
5.29%, due 04/18/2007	58	58
Liberty Street-144A
5.29%, due 04/26/2007	86	86
Morgan Stanley
5.51%, due 08/01/2007	58	58
Old Line Funding LLC-144A
5.29%, due 04/23/2007	58	58
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	58	58
5.29%, due 04/24/2007	58	58
5.30%, due 04/25/2007	58	58
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	29	29
5.29%, due 04/20/2007	58	58
5.30%, due 04/24/2007	58	58
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	58	58

5.29%, due 05/01/2007	$86	$86
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	58	58
5.29%, due 04/03/2007	58	58
5.29%, due 04/18/2007	86	86
5.30%, due 04/30/2007	58	58
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	58	58
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	58	58
5.28%, due 04/20/2007	86	86
Yorktown Capital LLC
5.30%, due 04/02/2007	58	58
5.29%, due 04/04/2007	58	58
5.29%, due 04/12/2007	57	57
5.30%, due 04/19/2007	86	86
Euro Dollar Overnight (0.9%)
Abbey National PLC
5.27%, due 04/03/2007	57	57
Bank of Montreal
5.40%, due 04/02/2007	86	86
Bank of Nova Scotia
5.28%, due 04/02/2007	86	86
BNP Paribas
5.42%, due 04/02/2007	115	115
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	115	115
Erste Bank
5.28%, due 04/04/2007	144	144
Lloyds TSB Bank
5.27%, due 04/05/2007	201	201
Rabobank Nederland
5.40%, due 04/02/2007	172	172
Royal Bank of Canada
5.39%, due 04/02/2007	172	172
Societe Generale
5.38%, due 04/02/2007	86	86
5.27%, due 04/05/2007	115	115
Svenska Handlesbanken
5.38%, due 04/02/2007	134	134
UBS AG
5.29%, due 04/02/2007	115	115
5.29%, due 04/06/2007	201	201
Euro Dollar Terms (1.7%)
Abbey National PLC
5.27%, due 04/26/2007	57	57
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	172	172
Bank of Montreal
5.27%, due 04/11/2007	86	86
5.27%, due 04/20/2007	57	57
Bank of Nova Scotia

5.28%, due 04/09/2007	$86	$86
5.28%, due 04/30/2007	57	57
Barclays
5.31%, due 04/09/2007	144	144
5.32%, due 04/23/2007	57	57
5.29%, due 05/07/2007	57	57
5.30%, due 05/16/2007	57	57
5.29%, due 05/21/2007	57	57
Calyon
5.30%, due 05/17/2007	57	57
5.31%, due 05/24/2007	29	29
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	287	287
Citigroup
5.31%, due 05/04/2007	57	57
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	144	144
5.30%, due 05/17/2007	144	144
Deutsche Bank
5.28%, due 04/10/2007	29	29
5.27%, due 04/20/2007	57	57
5.30%, due 05/15/2007	57	57
First Tennessee National Corp.
5.31%, due 05/02/2007	57	57
Fortis Bank
5.27%, due 04/12/2007	144	144
5.27%, due 04/13/2007	57	57
5.30%, due 06/25/2007	144	144
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	57	57
5.30%, due 06/13/2007	57	57
KBC Bank NV
5.27%, due 05/02/2007	57	57
Lloyds TSB Bank
5.28%, due 04/27/2007	57	57
Rabobank Nederland
5.27%, due 04/10/2007	57	57
Regions Bank
5.30%, due 04/23/2007	29	29
Royal Bank of Scotland
5.29%, due 05/07/2007	115	115
5.30%, due 05/08/2007	57	57
5.30%, due 05/09/2007	57	57
5.31%, due 05/25/2007	57	57
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	57	57
Societe Generale
5.28%, due 05/21/2007	57	57
5.31%, due 05/24/2007	115	115
Swedbank AB
5.30%, due 05/11/2007	230	230

Repurchase Agreements (1.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $246 on 04/02/2007	$246	$246
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,122 on 04/02/2007	1,122	1,122
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $173 on 04/02/2007	173	173
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $384 on 04/02/2007	384	384

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	59,173	$59
Reserve Primary Money Market Fund
1-day yield of 5.23%	130,802	131
Total Security Lending Collateral (cost: $10,993)		10,993
Total Investment Securities (cost: $174,185) #		$203,269

NOTES TO SCHEDULE OF INVESTMENTS:

d

At March 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2007 is $75.

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $10,592.
††

Cash collateral for the Repurchase Agreements, valued at $1,970, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
¦	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $175,299. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,727 and $1,757, respectively. Net unrealized appreciation for tax purposes is $27,970.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $2,777 or 1.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts◆	Date	Amount	(Depreciation)
S&P 500 Index	5	06/17/2007	$1,789	$(1)
			$1,789	$(1)

◆              Contract amounts are not in thousands.

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Aerospace (0.3%)
Alliant Techsystems, Inc. ‡	12,300	$1,081
Apparel & Accessory Stores (1.0%)
Limited Brands, Inc.	138,400	3,607
Apparel Products (2.8%)
Columbia Sportswear Co. †	55,300	3,446
V.F. Corp. †	82,600	6,824
Automotive (3.2%)
Genuine Parts Co.	125,800	6,164
Harsco Corp.	44,200	1,983
Oshkosh Truck Corp.	62,900	3,334
Automotive Dealers (2.7%)
AutoNation, Inc. ‡	165,619	3,518
AutoZone, Inc. ‡	49,900	6,394
Beverages (2.3%)
Brown-Forman Corp.-Class B	81,400	5,337
Constellation Brands, Inc.-Class A ‡ †	136,580	2,893
Chemicals & Allied Products (3.8%)
Albemarle Corp. †	93,900	3,882
Clorox Co.	69,200	4,407
Lauder (Estee) Cos., Inc. (The)-Class A	36,300	1,773
PPG Industries, Inc.	50,400	3,544
Commercial Banks (8.1%)
Compass Bancshares, Inc.	26,000	1,789
Cullen/Frost Bankers, Inc.	65,700	3,438
M&T Bank Corp.	48,900	5,664
Northern Trust Corp.	51,400	3,091
Synovus Financial Corp.	174,600	5,647
TCF Financial Corp.	87,300	2,301
Wilmington Trust Corp.	82,600	3,483
Zions Bancorp	46,000	3,888
Communication (1.0%)
Cablevision Systems Corp.-Class A	116,200	3,536
Computer & Data Processing Services (1.0%)
NCR Corp. ‡	75,300	3,597
Computer & Office Equipment (0.6%)
Jabil Circuit, Inc.	103,300	2,212
Department Stores (1.2%)
TJX Cos., Inc. †	157,200	4,238

Electric Services (7.1%)
American Electric Power Co., Inc.	130,400	$6,357
FirstEnergy Corp.	87,100	5,770
PPL Corp.	74,200	3,035
SCANA Corp.	79,700	3,441
Westar Energy, Inc.	123,300	3,393
Xcel Energy, Inc.	149,800	3,699
Electric, Gas & Sanitary Services (2.5%)
PG&E Corp.	113,100	5,459
Republic Services, Inc.	134,650	3,746
Electrical Goods (2.1%)
Arrow Electronics, Inc. ‡	91,500	3,454
Carlisle Cos., Inc.	95,000	4,078
Electronic & Other Electric Equipment (1.1%)
Ametek, Inc.	114,600	3,958
Electronic Components & Accessories (0.8%)
Amphenol Corp.-Class A	44,000	2,841
Fabricated Metal Products (2.5%)
Crane Co.	67,300	2,720
Fortune Brands, Inc. †	79,100	6,235
Food & Kindred Products (0.5%)
Del Monte Foods Co.	157,900	1,813
Gas Production & Distribution (6.2%)
Energen Corp.	84,900	4,321
Kinder Morgan, Inc.	55,200	5,876
Questar Corp.	52,100	4,648
UGI Corp.	99,400	2,655
Williams Cos., Inc. (The)	171,200	4,872
Health Services (3.8%)
Community Health Systems, Inc. ‡	101,400	3,574
Coventry Health Care, Inc. ‡ †	150,550	8,438
Omnicare, Inc. †	44,100	1,754
Holding & Other Investment Offices (3.8%)
Affiliated Managers Group ‡	1,400	152
istar Financial, Inc. REIT	97,700	4,575
Plum Creek Timber Co., Inc. REIT	44,800	1,766
Rayonier, Inc. REIT	92,643	3,984
Vornado Realty Trust REIT	28,700	3,425
Hotels & Other Lodging Places (1.1%)
Hilton Hotels Corp.	115,300	4,146
Industrial Machinery & Equipment (2.0%)
American Standard Cos., Inc.	56,500	2,996
Dover Corp.	87,200	4,256
Insurance (10.5%)
Assurant, Inc. †	167,000	8,956
Cincinnati Financial Corp.	126,225	5,352
Everest Re Group, Ltd.	50,100	4,818
IPC Holdings, Ltd.	23,100	666

MGIC Investment Corp. †	57,300	$3,376
Old Republic International Corp.	251,225	5,557
OneBeacon Insurance Group, Ltd.	102,500	2,563
Principal Financial Group	57,500	3,443
W.R. Berkley Corp.	101,700	3,368
Metal Cans & Shipping Containers (1.3%)
Ball Corp.	100,800	4,622
Mining (1.2%)
Vulcan Materials Co.	37,500	4,368
Oil & Gas Extraction (2.2%)
Devon Energy Corp.	75,100	5,198
Helix Energy Solutions Group, Inc. ‡	78,000	2,909
Pharmaceuticals (2.4%)
Henry Schein, Inc. ‡ †	22,759	1,256
Sigma-Aldrich Corp.	109,800	4,559
Warner Chilcott, Ltd.-Class A ‡	183,300	2,715
Printing & Publishing (1.7%)
McClatchy Co.-Class A	50,600	1,599
Washington Post-Class B †	6,030	4,604
Radio & Television Broadcasting (1.6%)
Clear Channel Communications, Inc.	92,500	3,241
Clear Channel Outdoor Holdings, Inc.-Class A ‡ †	60,884	1,602
Liberty Media Holding Corp.-Interactive-Class A ‡	47,600	1,134
Railroads (1.0%)
Norfolk Southern Corp.	68,800	3,481
Real Estate (2.1%)
Brookfield Properties Co.	107,050	4,314
Forest City Enterprises, Inc.-Class A	48,100	3,183
Residential Building Construction (0.5%)
Walter Industries, Inc.	68,900	1,705
Restaurants (2.0%)
Applebees International, Inc.	100,500	2,490
Burger King Holdings, Inc.	86,000	1,858
OSI Restaurant Partners, Inc.	73,500	2,903
Retail Trade (1.5%)
Tiffany & Co.	119,900	5,453
Rubber & Misc. Plastic Products (0.5%)
Jarden Corp. ‡ †	51,800	1,984
Security & Commodity Brokers (1.4%)
E*TRADE Financial Corp. ‡	119,000	2,525
Fortress Investment Group LLC-Class A †	12,000	344
T. Rowe Price Group, Inc.	45,100	2,128
Telecommunications (4.2%)
CenturyTel, Inc.	117,000	5,287
Citizens Communications Co.	16,500	247
Telephone & Data Systems, Inc.	82,300	4,601
Windstream Corp.	333,660	4,901

Water Transportation (0.8%)
Teekay Shipping Corp.	53,800	$2,911
Wholesale Trade Nondurable Goods (2.2%)
Dean Foods Co. ‡	64,900	3,033
SUPERVALU, Inc.	126,200	4,931
Total Common Stocks (cost: $301,492)		356,693

	Principal	Value
SECURITY LENDING COLLATERAL (9.5%)
Debt (9.3%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$899	$899
Commercial Paper (3.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	270	270
5.28%, due 04/11/2007	180	180
5.29%, due 04/12/2007	180	180
5.28%, due 04/19/2007	180	180
Bear Stearns & Co.
5.50%, due 07/10/2007	90	90
CAFCO LLC-144A
5.28%, due 04/17/2007	270	270
Charta LLC-144A
5.30%, due 05/09/2007	270	270
CIESCO LLC
5.28%, due 04/16/2007	270	270
Clipper Receivables Corp.
5.28%, due 04/04/2007	180	180
5.29%, due 04/11/2007	270	270
Compass Securitization LLC-144A
5.30%, due 04/17/2007	180	180
5.29%, due 04/25/2007	180	180
CRC Funding LLC-144A
5.28%, due 04/17/2007	270	270
5.29%, due 04/25/2007	180	180
Den Danske Bank
5.27%, due 04/10/2007	270	270
5.29%, due 04/30/2007	449	449
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	90	90
5.29%, due 04/26/2007	180	180
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	180	180
5.28%, due 04/04/2007	19	19
5.28%, due 04/12/2007	270	270
5.28%, due 04/19/2007	180	180
5.29%, due 04/25/2007	180	180
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	360	360
5.28%, due 04/17/2007	180	180

Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	$270	$270
5.28%, due 04/09/2007	180	180
5.29%, due 04/19/2007	180	180
5.30%, due 04/26/2007	356	356
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	180	180
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	180	180
5.29%, due 04/18/2007	180	180
Liberty Street-144A
5.29%, due 04/26/2007	270	270
Morgan Stanley
5.51%, due 08/01/2007	180	180
Old Line Funding LLC-144A
5.29%, due 04/23/2007	180	180
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	180	180
5.29%, due 04/24/2007	180	180
5.30%, due 04/25/2007	180	180
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	90	90
5.29%, due 04/20/2007	180	180
5.30%, due 04/24/2007	180	180
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	180	180
5.29%, due 05/01/2007	270	270
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	180	180
5.29%, due 04/03/2007	180	180
5.29%, due 04/18/2007	270	270
5.30%, due 04/30/2007	180	180
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	180	180
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	180	180
5.28%, due 04/20/2007	270	270
Yorktown Capital LLC
5.30%, due 04/02/2007	180	180
5.29%, due 04/04/2007	180	180
5.29%, due 04/12/2007	180	180
5.30%, due 04/19/2007	270	270
Euro Dollar Overnight (1.5%)
Abbey National PLC
5.27%, due 04/03/2007	180	180
Bank of Montreal
5.40%, due 04/02/2007	270	270
Bank of Nova Scotia
5.28%, due 04/02/2007	270	270
BNP Paribas
5.42%, due 04/02/2007	360	360
Credit Suisse First Boston Corp.

5.28%, due 04/03/2007	$360	$360
Erste Bank
5.28%, due 04/04/2007	449	449
Lloyds TSB Bank
5.27%, due 04/05/2007	629	629
Rabobank Nederland
5.40%, due 04/02/2007	539	539
Royal Bank of Canada
5.39%, due 04/02/2007	539	539
Societe Generale
5.38%, due 04/02/2007	270	270
5.27%, due 04/05/2007	360	360
Svenska Handlesbanken
5.38%, due 04/02/2007	420	419
UBS AG
5.29%, due 04/02/2007	360	360
5.29%, due 04/06/2007	629	629
Euro Dollar Terms (2.8%)
Abbey National PLC
5.27%, due 04/26/2007	180	180
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	539	539
Bank of Montreal
5.27%, due 04/11/2007	270	270
5.27%, due 04/20/2007	180	180
Bank of Nova Scotia
5.28%, due 04/09/2007	270	270
5.28%, due 04/30/2007	180	180
Barclays
5.31%, due 04/09/2007	449	449
5.32%, due 04/23/2007	180	180
5.29%, due 05/07/2007	180	180
5.30%, due 05/16/2007	180	180
5.29%, due 05/21/2007	180	180
Calyon
5.30%, due 05/17/2007	180	180
5.31%, due 05/24/2007	90	90
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	899	899
Citigroup
5.31%, due 05/04/2007	180	180
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	449	449
5.30%, due 05/17/2007	449	449
Deutsche Bank
5.28%, due 04/10/2007	90	90
5.27%, due 04/20/2007	180	180
5.30%, due 05/15/2007	180	180
First Tennessee National Corp.
5.31%, due 05/02/2007	180	180
Fortis Bank
5.27%, due 04/12/2007	449	449

5.27%, due 04/13/2007	$180	$180
5.30%, due 06/25/2007	449	449
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	180	180
5.30%, due 06/13/2007	180	180
KBC Bank NV
5.27%, due 05/02/2007	180	180
Lloyds TSB Bank
5.28%, due 04/27/2007	180	180
Rabobank Nederland
5.27%, due 04/10/2007	180	180
Regions Bank
5.30%, due 04/23/2007	90	90
Royal Bank of Scotland
5.29%, due 05/07/2007	360	360
5.30%, due 05/08/2007	180	180
5.30%, due 05/09/2007	180	180
5.31%, due 05/25/2007	180	180
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	180	180
Societe Generale
5.28%, due 05/21/2007	180	180
5.31%, due 05/24/2007	360	360
Swedbank AB
5.30%, due 05/11/2007	719	719
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $770 on 04/02/2007	769	769
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $3,512 on 04/02/2007	3,510	3,510
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $542 on 04/02/2007	542	542
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,201 on 04/02/2007	1,200	1,200

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund 1-day yield of 5.28%	185,134	$185
Reserve Primary Money Market Fund 1-day yield of 5.23%	409,239	409
Total Security Lending Collateral (cost: $34,394)		34,394
Total Investment Securities (cost: $335,886) #		$391,087

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $33,478.

††

Cash collateral for the Repurchase Agreements, valued at $6,162, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $336,652. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $58,395 and $3,960, respectively. Net unrealized appreciation for tax purposes is $54,435.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $8,655 or 2.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace (1.6%)
Boeing Co. (The)	65,200	$5,797
Amusement & Recreation Services (2.5%)
Disney (Walt) Co. (The)	267,234	9,201
Apparel & Accessory Stores (1.1%)
Gap (The), Inc.	236,600	4,072
Automotive (0.1%)
Magna International, Inc.-Class A †	3,390	255
Business Services (2.7%)
eBay, Inc. ‡	81,300	2,695
Interpublic Group of Cos., Inc. † ‡	595,200	7,327
Chemicals & Allied Products (3.0%)
Dow Chemical Co. (The)	103,019	4,724
du Pont (E.I.) de Nemours & Co.	126,800	6,268
Commercial Banks (6.9%)
Bank of America Corp.	166,652	8,503
JP Morgan Chase & Co.	218,100	10,552
State Street Corp.	98,620	6,386
Communications Equipment (2.0%)
Motorola, Inc.	411,400	7,269
Computer & Data Processing Services (2.9%)
Microsoft Corp.	281,430	7,843
VeriSign, Inc. ‡	98,100	2,464
Wave Systems Corp.-Class A † ‡	93,600	253
Computer & Office Equipment (3.0%)
Cisco Systems, Inc. ‡	210,512	5,374
International Business Machines Corp.	57,800	5,448
Diversified (2.4%)
Honeywell International, Inc.	191,606	8,825
Electronic & Other Electric Equipment (2.0%)
General Electric Co.	210,400	7,440
Electronic Components & Accessories (4.3%)
Novellus Systems, Inc. ‡	111,400	3,567
Taiwan Semiconductor Manufacturing Co., Ltd., ADR †	508,798	5,470
Texas Instruments, Inc.	198,400	5,972
Verigy, Ltd. ‡	27,442	644
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc. †	32,900	1,015

Food & Kindred Products (2.2%)
Smithfield Foods, Inc. ‡	21,300	$638
Unilever PLC	69,930	2,100
Unilever PLC, Sponsored ADR	178,774	5,376
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc.	33,410	1,185
Gas Production & Distribution (0.9%)
Williams Cos., Inc. (The)	115,900	3,298
Health Services (0.9%)
Enzo Biochemical, Inc. † ‡	211,014	3,182
Industrial Machinery & Equipment (4.3%)
Applied Materials, Inc.	302,800	5,547
Baker Hughes, Inc.	30,900	2,043
Caterpillar, Inc.	84,324	5,652
Deere & Co.	24,300	2,640
Instruments & Related Products (3.6%)
Agilent Technologies, Inc. ‡	112,900	3,804
Raytheon Co. †	179,700	9,427
Insurance (8.4%)
Allied World Assurance Holdings, Ltd./Bermuda	25,280	1,081
American International Group, Inc.	70,900	4,766
Chubb Corp.	133,500	6,898
CNA Surety Corp. ‡	203,500	4,294
MGIC Investment Corp. †	87,300	5,144
PMI Group, Inc. (The) †	187,200	8,465
Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	29,000	2,772
Lumber & Other Building Materials (1.6%)
Home Depot, Inc. (The)	163,200	5,996
Lumber & Wood Products (1.5%)
Weyerhaeuser Co.	71,400	5,336
Metal Mining (0.1%)
AngloGold Ashanti, Ltd., ADR	4,400	196
Newmont Mining Corp.	4,300	180
Motion Pictures (5.4%)
News Corp., Inc.-Class A	234,800	5,429
News Corp., Inc.-Class B †	284,600	6,964
Time Warner, Inc.	371,400	7,324
Oil & Gas Extraction (4.4%)
Anadarko Petroleum Corp.	89,900	3,864
BJ Services Co.	86,700	2,419
GlobalSantaFe Corp.	53,300	3,287
Halliburton Co.	95,400	3,028
Schlumberger, Ltd.	52,700	3,641
Paper & Allied Products (1.4%)
Kimberly-Clark Corp.	75,500	5,171

Petroleum Refining (2.5%)
Chevron Corp.	41,100	$3,040
ConocoPhillips	23,400	1,599
Exxon Mobil Corp.	38,100	2,875
Murphy Oil Corp.	33,440	1,786
Pharmaceuticals (13.5%)
Abbott Laboratories	176,138	9,828
GlaxoSmithKline PLC, ADR †	113,300	6,261
Johnson & Johnson	114,000	6,870
Lilly (Eli) & Co.	67,000	3,599
Novartis AG, ADR	130,100	7,107
Pfizer, Inc.	294,800	7,447
Wyeth	165,007	8,255
Primary Metal Industries (1.4%)
Alcoa, Inc.	156,149	5,293
Radio & Television Broadcasting (2.6%)
Pearson PLC	567,000	9,697
Retail Trade (2.0%)
Wal-Mart Stores, Inc.	159,400	7,484
Security & Commodity Brokers (4.4%)
American Express Co.	98,100	5,533
Franklin Resources, Inc.	12,200	1,474
Merrill Lynch & Co., Inc.	110,000	8,984
Telecommunications (2.0%)
Vodafone Group PLC, ADR	276,294	7,421
Total Common Stocks (cost: $284,926)		363,064

	Principal	Value
SHORT-TERM OBLIGATIONS (0.4%)
Repurchase Agreements (0.4%)
Investors Bank & Trust Co. 3.55%, dated 03/30/2007 to be repurchased at $1,439 on 04/02/2007 ¢ ˜	$1,439	$1,439
Total Short-Term Obligations (cost: $1,439)		1,439
SECURITY LENDING COLLATERAL (10.4%)
Debt (10.2%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	998	998
Commercial Paper (3.4%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	299	299
5.28%, due 04/11/2007	199	199
5.29%, due 04/12/2007	199	199
5.28%, due 04/19/2007	199	199
Bear Stearns & Co.
5.50%, due 07/10/2007	100	100
CAFCO LLC-144A
5.28%, due 04/17/2007	299	299
Charta LLC-144A

5.30%, due 05/09/2007	$299	$299
CIESCO LLC
5.28%, due 04/16/2007	299	299
Clipper Receivables Corp.
5.28%, due 04/04/2007	199	199
5.29%, due 04/11/2007	299	299
Compass Securitization LLC-144A
5.30%, due 04/17/2007	199	199
5.29%, due 04/25/2007	199	199
CRC Funding LLC-144A
5.28%, due 04/17/2007	299	299
5.29%, due 04/25/2007	199	199
Den Danske Bank
5.27%, due 04/10/2007	299	299
5.29%, due 04/30/2007	499	499
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	100	100
5.29%, due 04/26/2007	199	199
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	199	199
5.28%, due 04/04/2007	22	22
5.28%, due 04/12/2007	299	299
5.28%, due 04/19/2007	199	199
5.29%, due 04/25/2007	199	199
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	399	399
5.28%, due 04/17/2007	199	199
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	299	299
5.28%, due 04/09/2007	199	199
5.29%, due 04/19/2007	199	199
5.30%, due 04/26/2007	395	395
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	199	199
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	199	199
5.29%, due 04/18/2007	199	199
Liberty Street-144A
5.29%, due 04/26/2007	299	299
Morgan Stanley
5.51%, due 08/01/2007	199	199
Old Line Funding LLC-144A
5.29%, due 04/23/2007	199	199
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	199	199
5.29%, due 04/24/2007	199	199
5.30%, due 04/25/2007	199	199
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	100	100
5.29%, due 04/20/2007	199	199
5.30%, due 04/24/2007	199	199

Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	$199	$199
5.29%, due 05/01/2007	299	299
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	199	199
5.29%, due 04/03/2007	199	199
5.29%, due 04/18/2007	299	299
5.30%, due 04/30/2007	200	200
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	200	200
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	200	200
5.28%, due 04/20/2007	299	299
Yorktown Capital LLC
5.30%, due 04/02/2007	200	200
5.29%, due 04/04/2007	200	200
5.29%, due 04/12/2007	200	200
5.30%, due 04/19/2007	299	299
Euro Dollar Overnight (1.7%)
Abbey National PLC
5.27%, due 04/03/2007	200	200
Bank of Montreal
5.40%, due 04/02/2007	299	299
Bank of Nova Scotia
5.28%, due 04/02/2007	299	299
BNP Paribas
5.42%, due 04/02/2007	399	399
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	399	399
Erste Bank
5.28%, due 04/04/2007	499	499
Lloyds TSB Bank
5.27%, due 04/05/2007	698	698
Rabobank Nederland
5.40%, due 04/02/2007	599	599
Royal Bank of Canada
5.39%, due 04/02/2007	599	599
Societe Generale
5.38%, due 04/02/2007	299	299
5.27%, due 04/05/2007	399	399
Svenska Handlesbanken
5.38%, due 04/02/2007	465	465
UBS AG
5.29%, due 04/02/2007	399	399
5.29%, due 04/06/2007	698	698
Euro Dollar Terms (3.0%)
Abbey National PLC
5.27%, due 04/26/2007	200	200
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	599	599

Bank of Montreal
5.27%, due 04/11/2007	$299	$299
5.27%, due 04/20/2007	200	200
Bank of Nova Scotia
5.28%, due 04/09/2007	299	299
5.28%, due 04/30/2007	200	200
Barclays
5.31%, due 04/09/2007	499	499
5.32%, due 04/23/2007	200	200
5.29%, due 05/07/2007	200	200
5.30%, due 05/16/2007	200	200
5.29%, due 05/21/2007	200	200
Calyon
5.30%, due 05/17/2007	200	200
5.31%, due 05/24/2007	100	100
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	998	998
Citigroup
5.31%, due 05/04/2007	200	200
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	499	499
5.30%, due 05/17/2007	499	499
Deutsche Bank
5.28%, due 04/10/2007	100	100
5.27%, due 04/20/2007	200	200
5.30%, due 05/15/2007	200	200
First Tennessee National Corp.
5.31%, due 05/02/2007	200	200
Fortis Bank
5.27%, due 04/12/2007	499	499
5.27%, due 04/13/2007	200	200
5.30%, due 06/25/2007	499	499
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	200	200
5.30%, due 06/13/2007	200	200
KBC Bank NV
5.27%, due 05/02/2007	200	200
Lloyds TSB Bank
5.28%, due 04/27/2007	200	200
Rabobank Nederland
5.27%, due 04/10/2007	200	200
Regions Bank
5.30%, due 04/23/2007	100	100
Royal Bank of Scotland
5.29%, due 05/07/2007	399	399
5.30%, due 05/08/2007	200	200
5.30%, due 05/09/2007	200	200
5.31%, due 05/25/2007	200	200
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	200	200
Societe Generale
5.28%, due 05/21/2007	200	200
5.31%, due 05/24/2007	399	399

Swedbank AB
5.30%, due 05/11/2007	$798	$798
Repurchase Agreements (1.8%) † †
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $854 on 04/02/2007	853	853
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $3,895 on 04/02/2007	3,893	3,893
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $601 on 04/02/2007	601	601
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,332 on 04/02/2007	1,332	1,332

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund 1-day yield of 5.28%	205,337	$205
Reserve Primary Money Market Fund 1-day yield of 5.23%	453,898	454
Total Security Lending Collateral (cost: $38,147)		38,147
Total Investment Securities (cost: $324,512) #		$402,650

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $36,467.
‡	Non-income producing.
¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Agency Obligation with an interest rate and maturity date of 8.88% and 05/25/2016, respectively, and with a market value plus accrued interest of $1,511.

††

Cash collateral for the Repurchase Agreements, valued at $6,835, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

˜

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $325,147. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $79,686 and $2,183, respectively. Net unrealized appreciation for tax purposes is $77,503.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $9,581 or 2.6% of the net assets of the Fund.

ADR	American Depositary Receipt

Marsico Growth

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace (6.7%)
Boeing Co. (The)	115,120	$10,235
General Dynamics Corp.	109,568	8,371
Lockheed Martin Corp.	171,339	16,623
United Technologies Corp.	34,522	2,244
Air Transportation (2.6%)
FedEx Corp.	133,975	14,393
Amusement & Recreation Services (0.4%)
Station Casinos, Inc.	23,798	2,060
Automotive (3.5%)
Toyota Motor Corp., ADR †	153,191	19,633
Beer, Wine & Distilled Beverages (1.5%)
Heineken NV, ADR	330,765	8,621
Business Services (3.0%)
Mastercard, Inc.-Class A †	156,835	16,662
Chemicals & Allied Products (5.9%)
Monsanto Co.	284,313	15,626
Praxair, Inc.	33,280	2,095
Procter & Gamble Co.	242,514	15,317
Commercial Banks (6.1%)
China Merchants Bank Co., Ltd.-Class H ‡	1,391,000	2,805
Citigroup, Inc.	177,750	9,126
Industrial & Commercial Bank of China-Class H ‡	20,313,000	11,386
Wells Fargo & Co.	324,670	11,178
Communication (3.9%)
Comcast Corp.-Class A ‡	851,755	22,103
Computer & Data Processing Services (2.7%)
Google, Inc.-Class A ‡	33,424	15,314
Computer & Office Equipment (3.9%)
Cisco Systems, Inc. ‡	854,278	21,810
Department Stores (2.1%)
Federated Department Stores, Inc.	263,906	11,889
Electric Services (1.0%)
NRG Energy, Inc. † ‡	79,154	5,702
Electronic Components & Accessories (1.3%)
Intel Corp.	372,652	7,129
Engineering & Management Services (2.0%)
Jacobs Engineering Group, Inc. ‡	238,874	11,144

Hotels & Other Lodging Places (6.1%)
Las Vegas Sands Corp. † ‡	140,724	$12,188
MGM Mirage, Inc. ‡	225,294	15,662
Wynn Resorts, Ltd. †	68,579	6,505
Insurance (6.8%)
UnitedHealth Group, Inc. †	724,841	38,395
Lumber & Other Building Materials (1.5%)
Lowe’s Cos., Inc.	258,279	8,133
Motion Pictures (2.5%)
News Corp., Inc.-Class A	613,656	14,188
Oil & Gas Extraction (2.1%)
Schlumberger, Ltd.	170,920	11,811
Pharmaceuticals (5.3%)
Amylin Pharmaceuticals, Inc. † ‡	68,955	2,576
Genentech, Inc. ‡	269,070	22,096
Genzyme Corp. ‡	85,826	5,151
Railroads (5.1%)
Burlington Northern Santa Fe Corp.	127,765	10,276
Union Pacific Corp.	180,092	18,288
Real Estate (1.1%)
CB Richard Ellis Group, Inc.-Class A ‡	141,473	4,836
St. Joe Co. (The) †	23,209	1,214
Restaurants (2.2%)
Starbucks Corp. ‡	238,077	7,466
Yum! Brands, Inc.	83,235	4,808
Retail Trade (2.9%)
Target Corp.	274,914	16,291
Security & Commodity Brokers (7.3%)
Goldman Sachs Group, Inc. (The)	96,520	19,944
Lehman Brothers Holdings, Inc.	127,329	8,922
UBS AG-Registered	207,620	12,339
Telecommunications (6.5%)
America Movil SAB de CV, Series L, ADR	324,266	15,497
AT&T, Inc.	119,264	4,703
China Mobile Hong Kong, Ltd.	1,799,500	16,362
Total Common Stocks (cost: $504,219)		539,117

	Principal	Value
SHORT-TERM OBLIGATIONS (3.6%)
Repurchase Agreements (3.6%)
Investors Bank & Trust Co. 3.55%, dated 03/30/2007 to be repurchased at $20,352 on 04/02/2007 ¢ ˜	$20,346	$20,346
Total Short-Term Obligations (cost: $20,346)		20,346
SECURITY LENDING COLLATERAL (7.6%)
Debt (7.4%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	1,105	1,105

Commercial Paper (2.5%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	$331	$331
5.28%, due 04/11/2007	221	221
5.29%, due 04/12/2007	221	221
5.28%, due 04/19/2007	221	221
Bear Stearns & Co.
5.50%, due 07/10/2007	110	110
CAFCO LLC-144A
5.28%, due 04/17/2007	331	331
Charta LLC-144A
5.30%, due 05/09/2007	331	331
CIESCO LLC
5.28%, due 04/16/2007	332	332
Clipper Receivables Corp.
5.28%, due 04/04/2007	221	221
5.29%, due 04/11/2007	332	332
Compass Securitization LLC-144A
5.30%, due 04/17/2007	221	221
5.29%, due 04/25/2007	221	221
CRC Funding LLC-144A
5.28%, due 04/17/2007	332	332
5.29%, due 04/25/2007	221	221
Den Danske Bank
5.27%, due 04/10/2007	332	332
5.29%, due 04/30/2007	553	553
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	110	110
5.29%, due 04/26/2007	221	221
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	221	221
5.28%, due 04/04/2007	24	24
5.28%, due 04/12/2007	332	332
5.28%, due 04/19/2007	221	221
5.29%, due 04/25/2007	221	221
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	442	442
5.28%, due 04/17/2007	221	221
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	332	332
5.28%, due 04/09/2007	221	221
5.29%, due 04/19/2007	221	221
5.30%, due 04/26/2007	437	437
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	221	221
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	221	221
5.29%, due 04/18/2007	221	221
Liberty Street-144A
5.29%, due 04/26/2007	332	332
Morgan Stanley
5.51%, due 08/01/2007	221	221

Old Line Funding LLC-144A
5.29%, due 04/23/2007	$221	$221
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	221	221
5.29%, due 04/24/2007	221	221
5.30%, due 04/25/2007	221	221
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	110	110
5.29%, due 04/20/2007	221	221
5.30%, due 04/24/2007	221	221
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	221	221
5.29%, due 05/01/2007	332	332
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	221	221
5.29%, due 04/03/2007	221	221
5.29%, due 04/18/2007	332	332
5.30%, due 04/30/2007	221	221
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	221	221
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	221	221
5.28%, due 04/20/2007	332	332
Yorktown Capital LLC
5.30%, due 04/02/2007	221	221
5.29%, due 04/04/2007	221	221
5.29%, due 04/12/2007	221	221
5.30%, due 04/19/2007	332	332
Euro Dollar Overnight (1.2%)
Abbey National PLC
5.27%, due 04/03/2007	221	221
Bank of Montreal
5.40%, due 04/02/2007	332	332
Bank of Nova Scotia
5.28%, due 04/02/2007	332	332
BNP Paribas
5.42%, due 04/02/2007	442	442
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	442	442
Erste Bank
5.28%, due 04/04/2007	553	553
Lloyds TSB Bank
5.27%, due 04/05/2007	774	774
Rabobank Nederland
5.40%, due 04/02/2007	663	663
Royal Bank of Canada
5.39%, due 04/02/2007	663	663
Societe Generale
5.38%, due 04/02/2007	332	332
5.27%, due 04/05/2007	442	442
Svenska Handlesbanken
5.38%, due 04/02/2007	515	515

UBS AG
5.29%, due 04/02/2007	$442	$442
5.29%, due 04/06/2007	774	774
Euro Dollar Terms (2.2%)
Abbey National PLC
5.27%, due 04/26/2007	221	221
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	663	663
Bank of Montreal
5.27%, due 04/11/2007	332	332
5.27%, due 04/20/2007	221	221
Bank of Nova Scotia
5.28%, due 04/09/2007	332	332
5.28%, due 04/30/2007	221	221
Barclays
5.31%, due 04/09/2007	553	553
5.32%, due 04/23/2007	221	221
5.29%, due 05/07/2007	221	221
5.30%, due 05/16/2007	221	221
5.29%, due 05/21/2007	221	221
Calyon
5.30%, due 05/17/2007	221	221
5.31%, due 05/24/2007	110	110
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,105	1,105
Citigroup
5.31%, due 05/04/2007	221	221
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	553	553
5.30%, due 05/17/2007	553	553
Deutsche Bank
5.28%, due 04/10/2007	110	110
5.27%, due 04/20/2007	221	221
5.30%, due 05/15/2007	221	221
First Tennessee National Corp.
5.31%, due 05/02/2007	221	221
Fortis Bank
5.27%, due 04/12/2007	553	553
5.27%, due 04/13/2007	221	221
5.30%, due 06/25/2007	553	553
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	221	221
5.30%, due 06/13/2007	221	221
KBC Bank NV
5.27%, due 05/02/2007	221	221
Lloyds TSB Bank
5.28%, due 04/27/2007	221	221
Rabobank Nederland
5.27%, due 04/10/2007	221	221
Regions Bank
5.30%, due 04/23/2007	110	110

Royal Bank of Scotland
5.29%, due 05/07/2007	$442	$442
5.30%, due 05/08/2007	221	221
5.30%, due 05/09/2007	221	221
5.31%, due 05/25/2007	221	221
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	221	221
Societe Generale
5.28%, due 05/21/2007	221	221
5.31%, due 05/24/2007	442	442
Swedbank AB
5.30%, due 05/11/2007	884	884
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $946 on 04/02/2007	945	945
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $4,315 on 04/02/2007	4,313	4,313
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $666 on 04/02/2007	666	666
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,476 on 04/02/2007	1,475	1,475

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	227,496	227
Reserve Primary Money Market Fund
1-day yield of 5.23%	502,881	503
Total Security Lending Collateral (cost: $42,263)		42,263
Total Investment Securities (cost: $566,828) #		$601,726

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $41,219.
‡	Non-income producing.
¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.04% - 8.83% and 11/25/2016 - 02/25/2029, respectively, and with a market value plus accrued interest of $21,363.

††

Cash collateral for the Repurchase Agreements, valued at $7,572, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

˜

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $566,972. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,346 and $4,592, respectively. Net unrealized appreciation for tax purposes is $34,754.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $10,628 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

MFS High Yield

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (4.2%)
Argentine Republic
5.48%, due 08/03/2012 *	$773	$740
7.00%, due 09/12/2013	900	869
8.28%, due 12/31/2033	455	528
0.00%, due 12/15/2035 *	6,425	887
Republic of Brazil
8.00%, due 01/15/2018	388	438
8.88%, due 10/14/2019	187	236
8.25%, due 01/20/2034	450	565
11.00%, due 08/17/2040	1,480	1,996
Republic of Colombia
7.16%, due 11/16/2015 *	410	433
Republic of El Salvador, Reg S
8.25%, due 04/10/2032	950	1,147
Republic of Indonesia, Reg S
8.50%, due 10/12/2035	826	1,011
Republic of Panama
6.70%, due 01/26/2036	652	677
Republic of the Philippines
9.38%, due 01/18/2017	810	998
9.50%, due 02/02/2030	211	280
6.38%, due 01/15/2032	104	101
Republic of Turkey
11.50%, due 01/23/2012	850	1,037
7.00%, due 06/05/2020	219	220
6.88%, due 03/17/2036	600	574
Republic of Uruguay
9.25%, due 05/17/2017	750	919
Republic of Venezuela
7.65%, due 04/21/2025	856	908
Republic of Venezuela, Reg S
7.00%, due 12/01/2018	138	140
Russian Federation
12.75%, due 06/24/2028	190	345
United Mexican States
6.75%, due 09/27/2034	398	434
Total Foreign Government Obligations (cost: $14,218)		15,483
MORTGAGE-BACKED SECURITIES (1.4%)
Arcap REIT, Inc., Series 2004-RR3, Class H-144A
6.10%, due 09/21/2045	1,515	1,351
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class F-144A
6.75%, due 11/11/2030	1,115	1,199

CW Capital Cobalt, Ltd., Series 2006-2A, Class G-144A
6.86%, due 04/26/2050 * §	$500	$498
First Union National Bank Commercial Mortgage, Series 2000-C2, Class H-144A
6.75%, due 10/15/2032	1,305	1,349
Morgan Stanley Capital I, Series 2004-RR, Class FX-144A
1.42%, due 04/28/2039 *(a)	10,481	548
Wachovia CRE CDO, Series 2006-1A, Class G-144A
6.70%, due 09/25/2026 * §	432	428
Total Mortgage-Backed Securities (cost: $5,220)		5,373
ASSET-BACKED SECURITIES (1.4%)
Airlie LCDO AVIV LCDO 2006-3, Ltd., Series 2006-3A, Class D-144A
7.25%, due 12/22/2011 * §	832	830
Babson Collateralized Loan Obligation, Ltd. 2003-I, Series 2006-1A, Class D-144A
6.86%, due 07/15/2018 *	785	785
Crest, Ltd., Series 2004-1A, Class G2-144A
7.00%, due 01/28/2040	1,422	1,377
CW Capital Cobalt, Ltd., Series 2005-1A, Class F2-144A
6.23%, due 05/25/2045	1,112	1,091
CW Capital Cobalt, Ltd., Series 2006-2A, Class F-144A
6.66%, due 04/26/2050 * §	500	498
Falcon Franchise Loan LLC, Series 2003-1, Class IO-144A
3.83%, due 01/05/2025 * § (a)	3,372	534
Total Asset-Backed Securities (cost: $5,092)		5,115
CORPORATE DEBT SECURITIES (78.5%)
Aerospace (1.2%)
Bombardier, Inc.-144A
8.00%, due 11/15/2014	1,761	1,823
DRS Technologies, Inc.
7.63%, due 02/01/2018	2,100	2,184
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	590	578
Agriculture (0.6%)
Dole Food Co., Inc.
8.88%, due 03/15/2011 †	1,125	1,111
Michael Foods, Inc.
8.00%, due 11/15/2013	1,165	1,182
Air Transportation (0.9%)
Continental Airlines, Inc.
6.90%, due 01/02/2017	507	503
6.75%, due 03/15/2017	456	456
6.80%, due 08/02/2018	816	815
7.57%, due 03/15/2020	1,559	1,579
Amusement & Recreation Services (1.4%)
Great Canadian Gaming Corp., Senior Subordinated Note-144A
7.25%, due 02/15/2015	1,585	1,595
Greektown Holdings-144A
10.75%, due 12/01/2013	945	1,011

Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	$250	$257
Pokagon Gaming Authority, Senior Note-144A
10.38%, due 06/15/2014	865	954
Tropicana Entertainment, Senior Subordinated Note-144A
9.63%, due 12/15/2014	1,445	1,450
Apparel & Accessory Stores (0.4%)
Payless Shoesource, Inc.
8.25%, due 08/01/2013	1,365	1,426
Apparel Products (0.2%)
Levi Strauss & Co.
9.75%, due 01/15/2015	620	680
Automotive (2.6%)
General Motors Acceptance Corp.
6.75%, due 12/01/2014	4,223	4,152
General Motors Acceptance Corp., Global Note
6.88%, due 09/15/2011	3,435	3,438
General Motors Corp.
8.38%, due 07/15/2033 †	2,083	1,869
Business Credit Institutions (0.4%)
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011 †	1,295	1,326
Business Services (0.7%)
Iron Mountain, Inc.
8.63%, due 04/01/2013	740	761
KI Holdings, Inc.
0.00%, due 11/15/2014 (b)	2,279	1,917
Chemicals & Allied Products (2.8%)
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,570	1,652
10.63%, due 05/01/2011	475	501
Innophos, Inc.
8.88%, due 08/15/2014	1,895	1,961
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	3,020	3,156
Mosaic Global Holdings, Inc., Senior Note-144A
7.63%, due 12/01/2016 †	1,580	1,667
Nalco Co.
8.88%, due 11/15/2013	1,400	1,487
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011	2	2
Commercial Banks (0.7%)
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (c)	101	100
JPMorgan Chase & Co.
Zero Coupon, due 05/18/2009 BRL	2,594	1,253
Russian Standard Finance SA for Russian Standard Bank, Senior Note, Reg S
7.50%, due 10/07/2010	1,127	1,079

TuranAlem Finance BV-144A
8.25%, due 01/22/2037	$319	$321
Communication (2.3%)
CCH I LLC
11.00%, due 10/01/2015	1,345	1,395
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013	2,210	2,287
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Note
10.25%, due 09/15/2010	1,180	1,245
CSC Holdings, Inc.-144A
6.75%, due 04/15/2012	2,175	2,159
Echostar DBS Corp.
6.38%, due 10/01/2011	385	387
Intelsat Subsidiary Holding Co., Ltd.
8.63%, due 01/15/2015	880	942
Communications Equipment (2.3%)
Intelsat Bermuda, Ltd., Senior Note-144A
9.25%, due 06/15/2016	1,170	1,296
11.25%, due 06/15/2016	2,955	3,354
Intelsat Intermediate Holding Co., Ltd., Senior Note
0.00%, due 02/01/2015 (d)	485	403
L-3 Communications Corp.
6.13%, due 01/15/2014	495	486
5.88%, due 01/15/2015	1,835	1,782
Nortel Networks Corp.
6.88%, due 09/01/2023	290	270
Nortel Networks, Ltd., Senior Note-144A
10.75%, due 07/15/2016	795	882
Department Stores (0.6%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,250	1,369
10.38%, due 10/15/2015 †	745	831
Drug Stores & Proprietary Stores (0.2%)
Jean Coutu Group, Inc.
7.63%, due 08/01/2012	570	604
Electric Services (4.0%)
AES Corp. (The), Senior Note
9.38%, due 09/15/2010	1,535	1,669
Edison Mission Energy, Senior Note
7.75%, due 06/15/2016 †	1,200	1,251
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013	1,188	1,347
Enersis SA
7.38%, due 01/15/2014	511	555
Midwest Generation LLC
8.75%, due 05/01/2034	1,910	2,072
Mirant North America LLC, Senior Note
7.38%, due 12/31/2013	1,640	1,681
NRG Energy, Inc.
7.38%, due 02/01/2016	4,105	4,218

NRG Energy, Inc., Senior Note
7.38%, due 01/15/2017	$675	$693
Reliant Energy, Inc.
9.25%, due 07/15/2010	1,360	1,433
Electronic & Other Electric Equipment (0.6%)
Jarden Corp., Senior Subordinated Note
7.50%, due 05/01/2017	1,500	1,515
Vitro SA de CV, Senior Note-144A
9.13%, due 02/01/2017	727	745
Electronic Components & Accessories (1.4%)
Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless, Senior Subordiated Note
11.88%, due 12/01/2015 †	510	574
Freescale Semiconductor, Inc.-144A
10.13%, due 12/15/2016 †	3,050	3,058
NXP BV, Senior Note-144A
7.88%, due 10/15/2014	790	816
9.50%, due 10/15/2015	615	635
Food & Kindred Products (0.5%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,119
Del Monte Corp., Senior Subordinated Note
6.75%, due 02/15/2015	465	460
JBS SA-144A
10.50%, due 08/04/2016	100	114
Food Stores (0.0%)
Jitney-Jungle Stores Of America
10.38%, due 09/15/2007 m	10	—☐
Furniture & Fixtures (0.0%)
Vitro SA de CV, Senior Note-144A
8.63%, due 02/01/2012	57	58
Gas Production & Distribution (3.0%)
Atlas Pipeline Partners, LP, Senior Note
8.13%, due 12/15/2015	1,660	1,710
Colorado Interstate Gas Co.
5.95%, due 03/15/2015	1,075	1,082
EL Paso Production Holding Co.
7.75%, due 06/01/2013	1,870	1,954
Gaz Capital for Gazprom-144A
8.63%, due 04/28/2034	340	437
Morgan Stanley Bank AG for OAO Gazprom, Reg S
9.63%, due 03/01/2013	630	745
Morgan Stanley Bank AG for OAO Gazprom-144A
9.63%, due 03/01/2013	920	1,088
Transcontinental Gas Pipe Line Corp., Series B
7.00%, due 08/15/2011	715	749
Williams Cos., Inc.
7.13%, due 09/01/2011	858	899
8.75%, due 03/15/2032	1,000	1,152

Williams Partners, LP/Williams Partners Finance Corp., Senior Note-144A
7.25%, due 02/01/2017	$1,405	$1,486
Health Services (3.8%)
Davita, Inc.
6.63%, due 03/15/2013 †	1,140	1,140
7.25%, due 03/15/2015	2,285	2,311
HCA, Inc.
6.38%, due 01/15/2015	2,325	1,985
HCA, Inc., Senior Note-144A
9.25%, due 11/15/2016	3,345	3,608
Healthsouth Corp., Senior Note-144A
10.75%, due 06/15/2016	905	984
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	2,040	2,071
Tenet Healthcare Corp., Senior Note
9.25%, due 02/01/2015	1,825	1,807
Holding & Other Investment Offices (1.5%)
Cerveceria Nacional Dominicana C por A
8.00%, due 03/27/2014	100	102
NTL Cable PLC, Senior Note
9.13%, due 08/15/2016	1,603	1,691
Sungard Data Systems, Inc., Senior Subordinated Note
10.25%, due 08/15/2015	2,130	2,324
Visant Holding Corp., Senior Note
8.75%, due 12/01/2013	1,550	1,616
Hotels & Other Lodging Places (3.8%)
Harrahs Operating Co., Inc.
5.75%, due 10/01/2017	2,555	2,114
Majestic Star Casino LLC/ Majestic Star Casino Capital Corp. II, Senior Note
9.75%, due 01/15/2011	1,595	1,519
Mandalay Resort Group
9.38%, due 02/15/2010	1,050	1,131
MGM Mirage
8.50%, due 09/15/2010	765	818
8.38%, due 02/01/2011	3,420	3,600
5.88%, due 02/27/2014	1,020	949
Station Casinos, Inc.
6.50%, due 02/01/2014	2,385	2,194
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	1,910	1,891
Industrial Machinery & Equipment (1.5%)
Blount, Inc., Senior Subordinated Note
8.88%, due 08/01/2012	1,305	1,351
Case New Holland, Inc., Senior Note
7.13%, due 03/01/2014	3,175	3,302
Goodman Global Holding Co., Inc.
7.88%, due 12/15/2012 †	990	995

Instruments & Related Products (0.6%)
Advanced Medical Optics, Inc., Senior Subordinated Note-144A
7.50%, due 05/01/2017 §	$835	$841
Cooper Cos. (The), Inc., Senior Note-144A
7.13%, due 02/15/2015	1,175	1,193
Xerox Corp.
7.63%, due 06/15/2013	70	73
Insurance (0.2%)
Centene Corp., Senior Note-144A
7.25%, due 04/01/2014 §	770	774
Lumber & Other Building Materials (0.8%)
Builders FirstSource, Inc.
9.61%, due 02/15/2012 *	525	533
Masonite Corp., Senior Subordinated Note-144A
11.00%, due 04/06/2015 § †	913	849
Nortek, Inc.
8.50%, due 09/01/2014	1,515	1,473
Management Services (0.5%)
US Oncology, Inc.
10.75%, due 08/15/2014	1,770	1,974
Manufacturing Industries (0.4%)
Koppers, Inc., Senior Secured Note
9.88%, due 10/15/2013	1,410	1,530
Medical Instruments & Supplies (0.3%)
CDRV Investors, Inc.
0.00%, due 01/01/2015 (e)	1,190	1,023
Metal Mining (1.5%)
FMG Finance Property, Ltd., Senior Note-144A
10.63%, due 09/01/2016 †	1,400	1,610
Freeport-McMoRan Copper & Gold, Inc., Senior Note
8.25%, due 04/01/2015	1,295	1,394
8.38%, due 04/01/2017	2,285	2,471
Mining (1.4%)
Arch Western Finance LLC, Guaranteed Senior Note
6.75%, due 07/01/2013	2,615	2,573
Peabody Energy Corp.
5.88%, due 04/15/2016	1,530	1,469
Peabody Energy Corp., Senior Note
7.38%, due 11/01/2016	960	1,010
Mortgage Bankers & Brokers (4.9%)
C10 Capital SPV, Ltd.-144A
6.72%, due 12/31/2016 (c) (f)	161	159
CenterCredit International BV-144A
8.63%, due 01/30/2014 §	848	810
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	750	771
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	661	751
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series B
0.00%, due 10/01/2014 (g)	3,036	2,820

El Paso Performance-Linked Trust-144A
7.75%, due 07/15/2011	$2,030	$2,159
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., Senior Subordinated Note-144A
9.75%, due 04/01/2017 § †	1,100	1,149
Hughes Network Systems LLC/HNS Finance Corp., Senior Note
9.50%, due 04/15/2014	1,110	1,168
Idearc, Inc., Senior Note-144A
8.00%, due 11/15/2016	2,420	2,490
ISA Capital do Brasil SA, Senior Note-144A
7.88%, due 01/30/2012	353	361
8.80%, due 01/30/2017	646	686
Momentive Performance Materials, Inc., Senior Subordinated Note-144A
11.50%, due 12/01/2016 †	1,985	2,035
T2 Capital Finance Co. SA-144A
6.95%, due 02/06/2017 *	918	916
TNK-BP Finance SA-144A
7.50%, due 07/18/2016	927	978
Vanguard Health Holding Co. II LLC, Senior Subordinated Note
9.00%, due 10/01/2014	1,070	1,083
Motion Pictures (0.5%)
AMC Entertainment, Inc.
8.00%, due 03/01/2014	730	743
AMC Entertainment, Inc., Senior Subordinated Note
11.00%, due 02/01/2016	980	1,116
Motor Vehicles, Parts & Supplies (0.2%)
TRW Automotive, Inc., Senior Note-144A
7.00%, due 03/15/2014 § †	715	701
7.25%, due 03/15/2017	190	186
Oil & Gas Extraction (4.9%)
Basic Energy Services, Inc., Senior Note
7.13%, due 04/15/2016	1,955	1,906
Chaparral Energy, Inc., Senior Note-144A
8.88%, due 02/01/2017	1,470	1,477
Chesapeake Energy Corp.
7.00%, due 08/15/2014 †	887	914
6.38%, due 06/15/2015	575	572
6.88%, due 01/15/2016	880	891
Compagnie Generale de Geophysique-Veritas, Senior Note
7.75%, due 05/15/2017 §	955	996
Gaz Capital for Gazprom-144A
6.51%, due 03/07/2022	830	842
Griffin Coal Mining Co. Pty, Ltd., (The)-144A
9.50%, due 12/01/2016 §	610	644
Hanover Compressor Co.
9.00%, due 06/01/2014	970	1,050
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note-144A
7.75%, due 11/01/2015	545	535
9.00%, due 06/01/2016 †	1,225	1,298
Newfield Exploration Co.
6.63%, due 09/01/2014	1,790	1,790

Pemex Project Funding Master Trust
8.63%, due 02/01/2022	$353	$439
6.63%, due 06/15/2035	450	463
Plains Exploration & Production Co., Senior Note
7.00%, due 03/15/2017	1,505	1,513
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	2,200	2,167
Whiting Petroleum Corp.
7.00%, due 02/01/2014	685	668
Paper & Allied Products (1.5%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,525	2,639
MDP Acquisitions PLC
9.63%, due 10/01/2012	689	732
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	920	837
Playtex Products, Inc.
9.38%, due 06/01/2011	1,210	1,251
Paper & Paper Products (0.2%)
Verso Paper Holdings LLC and Verson Paper, Inc., Senior Note-144A
9.13%, due 08/01/2014	870	905
Paperboard Containers & Boxes (1.4%)
Berry Plastics Holding Corp., Senior Note
8.88%, due 09/15/2014	1,820	1,861
Graham Packaging Co., Inc.
9.88%, due 10/15/2014 †	1,005	1,025
Greif Inc, Senior Note-144A
6.75%, due 02/01/2017	1,025	1,033
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,297	1,297
Personal Credit Institutions (2.4%)
Ford Motor Credit Co.
8.63%, due 11/01/2010	1,275	1,301
8.11%, due 01/13/2012 *	1,110	1,085
8.00%, due 12/15/2016	530	510
Ford Motor Credit Co.-144A
9.75%, due 09/15/2010	5,700	6,004
Personal Services (1.0%)
Service Corp International/US, Senior Note-144A
6.75%, due 04/01/2015 a	395	396
Service Corp. International, Senior Note
7.00%, due 06/15/2017	2,195	2,211
Service Corp. International/US, Senior Note
7.38%, due 10/01/2014	895	931
Pharmaceuticals (0.2%)
Warner Chilcott Corp., Senior Subordinated Note
8.75%, due 02/01/2015	881	918

Primary Metal Industries (1.0%)
Belden CDT, Inc., Senior Subordinated Note-144A
7.00%, due 03/15/2017 §	$725	$740
Chaparral Steel Co.
10.00%, due 07/15/2013	1,500	1,673
PNA Group, Inc., Senior Note-144A
10.75%, due 09/01/2016	1,035	1,113
Printing & Publishing (2.6%)
American Media Operations, Inc., Guaranteed Senior Subordinated Note, Series B
10.25%, due 05/01/2009	1,850	1,753
Dex Media, Inc.
0.00%, due 11/15/2013 (h)	4,095	3,813
Medianews Group, Inc.
6.88%, due 10/01/2013	1,695	1,542
RH Donnelley Corp., Senior Note
8.88%, due 01/15/2016	2,230	2,369
Public Administration (0.7%)
Corrections Corp. of America, Senior Note
6.25%, due 03/15/2013	1,120	1,120
Geo Group (The), Inc.
8.25%, due 07/15/2013	1,370	1,428
Radio & Television Broadcasting (2.7%)
Allbritton Communications Co.
7.75%, due 12/15/2012	1,808	1,853
Clear Channel Communications, Inc.
5.50%, due 09/15/2014	1,800	1,594
Grupo Televisa SA de CV, Senior Note
8.50%, due 03/11/2032	890	1,109
ION Media Networks, Inc., Senior Note-144A
11.61%, due 01/15/2013 *	2,180	2,273
Umbrella Acquisition -144A
9.75%, due 03/15/2015 § †	3,010	2,999
Radio, Television & Computer Stores (0.2%)
GSC Holdings Corp., Senior Note
8.00%, due 10/01/2012	875	928
Railroads (0.1%)
Grupo Transportacion Ferroviaria Mexicana SA de CV
12.50%, due 06/15/2012	470	504
Real Estate (0.1%)
Hopson Development Holdings, Ltd., Senior Note, Reg S
8.13%, due 11/09/2012	430	435
Restaurants (0.9%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	2,270	2,361
Denny’s Corp./Denny’s Holdings, Inc.
10.00%, due 10/01/2012	985	1,050

Retail Trade (0.5%)
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp.
7.13%, due 05/20/2016	$1,085	$1,088
Michaels Stores, Inc., Senior Subordinated Note-144A
11.38%, due 11/01/2016 †	695	749
Rubber & Misc. Plastic Products (1.1%)
Goodyear Tire & Rubber Co. (The)
9.00%, due 07/01/2015 †	2,320	2,546
NTK Holdings, Inc.
0.00%, due 03/01/2014 † (i)	2,157	1,564
Stone, Clay & Glass Products (0.9%)
Owens-Brockway
8.25%, due 05/15/2013	3,045	3,174
Telecommunications (4.7%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	555	599
Centennial Communications Corp.
10.00%, due 01/01/2013	395	426
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	1,715	1,754
Citizens Communications Co.
9.25%, due 05/15/2011	1,089	1,214
Nordic Telephone Co. Holdings ApS, Senior Note-144A
8.88%, due 05/01/2016	1,785	1,910
Qwest Corp.
7.88%, due 09/01/2011	1,295	1,376
8.88%, due 03/15/2012	1,725	1,906
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014	435	446
7.50%, due 03/15/2015	1,095	1,187
Rural Cellular Corp.
9.88%, due 02/01/2010	1,240	1,308
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014	1,315	1,407
Wind Acquisition Finance SA-144A
10.75%, due 12/01/2015	1,910	2,187
Windstream Corp., Senior Note
8.63%, due 08/01/2016	1,305	1,427
Windstream Corp., Senior Note-144A
7.00%, due 03/15/2019	355	355
Textile Mill Products (0.5%)
Interface, Inc.
10.38%, due 02/01/2010	1,550	1,709
Interface, Inc., Series B
9.50%, due 02/01/2014	200	218
Tobacco Products (0.3%)
Reynolds American, Inc.
7.30%, due 07/15/2015	900	940

Transportation & Public Utilities (0.6%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	$2,075	$2,236
Water Transportation (0.5%)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	1,075	1,091
Stena AB
7.00%, due 12/01/2016	783	775
Wholesale Trade Durable Goods (0.5%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	1,210	1,210
Omnicare, Inc.
6.88%, due 12/15/2015	630	636
Wholesale Trade Nondurable Goods (0.3%)
Supervalu, Inc., Senior Note
7.50%, due 11/15/2014	1,155	1,204
Total Corporate Debt Securities (cost: $282,483)		291,028
LOAN ASSIGNMENTS (10.1%)
Agriculture (0.3%)
Dole Food Co., Inc.
7.55%, due 04/30/2013	747	745
Dole Food Co., Inc., Series B
7.38%, due 04/30/2013	100	100
7.55%, due 04/30/2013	224	224
Amusement & Recreation Services (0.6%)
Gulfside Casino
10.34%, due 06/30/2012	2,080	2,096
Automotive (1.8%)
Ford Motor Co.
8.36%, due 12/31/2013	4,001	4,012
General Motors Corp., Series B
7.70%, due 12/31/2013	2,875	2,894
Communication (0.6%)
Charter Communications, Inc.
7.99%, due 02/28/2014	954	952
CSC Holdings, Inc., Series B
7.11%, due 03/29/2013	1,235	1,238
Electric, Gas & Sanitary Services (0.1%)
Allied Waste Industries, Inc., Series B
7.10%, due 01/15/2012 b	303	304
Allied Waste North America
5.33%, due 01/15/2012	159	159
Health Services (0.6%)
HCA Healthcare, Inc., Series B
7.60%, due 11/30/2013	2,089	2,106
Holding & Other Investment Offices (1.1%)
Celanese AG Tl B
7.11%, due 04/30/2014	1,870	1,876

Celanese AG, Series B
7.11%, due 04/06/2011	$1,144	$1,149
JSG Funding PLC, Senior Subordinated Note
7.75%, due 04/01/2015	170	173
MCC Iowa LLC Mediacom, Series A
6.86%, due 09/30/2012	1,101	1,092
Manufacturing Industries (0.3%)
Mark IV Industries, Inc.
11.12%, due 12/31/2011	1,224	1,234
Paper & Allied Products (0.6%)
Georgia Pacific
7.09%, due 12/24/2012	2,112	2,122
Georgia Pacific Corp., Series B2
7.09%, due 12/31/2013	138	139
Paperboard Containers & Boxes (0.4%)
Bluegrass Container Co. LLC
10.32%, due 06/30/2013	1,114	1,125
10.32%, due 12/30/2013	356	363
Printing & Publishing (0.5%)
Nielsen Finance LLC, Series B
7.61%, due 08/31/2013	1,776	1,790
Radio & Television Broadcasting (0.9%)
Gray Television, Inc., Series B
7.11%, due 12/31/2014	838	838
Univision Communications, Inc.
6.35%, due 08/31/2014	210	210
7.57%, due 08/31/2014	2,306	2,303
Retail Trade (0.6%)
Michaels Stores, Inc., Series B
8.13%, due 11/30/2013	2,072	2,089
Telecommunications (1.3%)
Verizon Directories
7.35%, due 11/30/2014	4,723	4,751
Wholesale Trade Nondurable Goods (0.4%)
Dean Foods Co., Series B
7.11%, due 03/31/2014	1,426	1,426
Total Loan Assignments (cost: $37,333)		37,510

	Shares	Value
PREFERRED STOCKS (0.1%)
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT	2,025	$52
Radio & Television Broadcasting (0.1%)
ION Media Networks, Inc.(PIK)	57	445
Total Preferred Stocks (cost: $429)		497

COMMON STOCKS (1.7%)
Chemicals & Allied Products (0.3%)
Huntsman Corp.	60,000	$1,145
Electric, Gas & Sanitary Services (0.1%)
Waste Management, Inc.	10,300	355
Gas Production & Distribution (0.2%)
Williams Cos., Inc. (The)	26,800	763
Lumber & Wood Products (0.1%)
Louisiana-Pacific Corp.	14,800	297
Mining (0.4%)
Foundation Coal Holdings, Inc. †	39,600	1,360
Oil & Gas Extraction (0.1%)
Chesapeake Energy Corp. †	13,900	429
Rubber & Misc. Plastic Products (0.2%)
Titan International, Inc. †	30,600	775
Telecommunications (0.3%)
Windstream Corp.	71,700	1,053
Total Common Stocks (cost: $5,898)		6,177

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (8.4%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$829	$829
Commercial Paper (2.8%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	249	249
5.28%, due 04/11/2007	166	166
5.29%, due 04/12/2007	166	166
5.28%, due 04/19/2007	166	166
Bear Stearns & Co.
5.50%, due 07/10/2007	83	83
CAFCO LLC-144A
5.28%, due 04/17/2007	249	249
Charta LLC-144A
5.30%, due 05/09/2007	249	249
CIESCO LLC
5.28%, due 04/16/2007	249	249
Clipper Receivables Corp.
5.28%, due 04/04/2007	166	166
5.29%, due 04/11/2007	249	249
Compass Securitization LLC-144A
5.30%, due 04/17/2007	166	166
5.29%, due 04/25/2007	166	166
CRC Funding LLC-144A
5.28%, due 04/17/2007	249	249
5.29%, due 04/25/2007	166	166
Den Danske Bank
5.27%, due 04/10/2007	249	249

5.29%, due 04/30/2007	$415	$415
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	83	83
5.29%, due 04/26/2007	166	166
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	166	166
5.28%, due 04/04/2007	18	18
5.28%, due 04/12/2007	249	249
5.28%, due 04/19/2007	166	166
5.29%, due 04/25/2007	166	166
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	332	332
5.28%, due 04/17/2007	166	166
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	249	249
5.28%, due 04/09/2007	166	166
5.29%, due 04/19/2007	166	166
5.30%, due 04/26/2007	328	328
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	166	166
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	166	166
5.29%, due 04/18/2007	166	166
Liberty Street-144A
5.29%, due 04/26/2007	249	249
Morgan Stanley
5.51%, due 08/01/2007	166	166
Old Line Funding LLC-144A
5.29%, due 04/23/2007	166	166
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	166	166
5.29%, due 04/24/2007	166	166
5.30%, due 04/25/2007	166	166
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	83	83
5.29%, due 04/20/2007	166	166
5.30%, due 04/24/2007	166	166
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	166	166
5.29%, due 05/01/2007	249	249
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	166	166
5.29%, due 04/03/2007	166	166
5.29%, due 04/18/2007	249	249
5.30%, due 04/30/2007	166	166
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	166	166
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	166	166
5.28%, due 04/20/2007	249	249
Yorktown Capital LLC
5.30%, due 04/02/2007	166	166
5.29%, due 04/04/2007	166	166
5.29%, due 04/12/2007	166	166
5.30%, due 04/19/2007	249	249

Euro Dollar Overnight (1.4%)
Abbey National PLC
5.27%, due 04/03/2007	$166	$166
Bank of Montreal
5.40%, due 04/02/2007	249	249
Bank of Nova Scotia
5.28%, due 04/02/2007	249	249
BNP Paribas
5.42%, due 04/02/2007	332	332
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	332	332
Erste Bank
5.28%, due 04/04/2007	415	415
Lloyds TSB Bank
5.27%, due 04/05/2007	580	580
Rabobank Nederland
5.40%, due 04/02/2007	498	498
Royal Bank of Canada
5.39%, due 04/02/2007	498	498
Societe Generale
5.38%, due 04/02/2007	249	249
5.27%, due 04/05/2007	332	332
Svenska Handlesbanken
5.38%, due 04/02/2007	387	387
UBS AG
5.29%, due 04/02/2007	332	332
5.29%, due 04/06/2007	581	581
Euro Dollar Terms (2.5%)
Abbey National PLC
5.27%, due 04/26/2007	166	166
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	498	498
Bank of Montreal
5.27%, due 04/11/2007	249	249
5.27%, due 04/20/2007	166	166
Bank of Nova Scotia
5.28%, due 04/09/2007	249	249
5.28%, due 04/30/2007	166	166
Barclays
5.31%, due 04/09/2007	415	415
5.32%, due 04/23/2007	166	166
5.29%, due 05/07/2007	166	166
5.30%, due 05/16/2007	166	166
5.29%, due 05/21/2007	166	166
Calyon
5.30%, due 05/17/2007	166	166
5.31%, due 05/24/2007	83	83
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	829	829
Citigroup
5.31%, due 05/04/2007	166	166

Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	$415	$415
5.30%, due 05/17/2007	415	415
Deutsche Bank
5.28%, due 04/10/2007	83	83
5.27%, due 04/20/2007	166	166
5.30%, due 05/15/2007	166	166
First Tennessee National Corp.
5.31%, due 05/02/2007	166	166
Fortis Bank
5.27%, due 04/12/2007	415	415
5.27%, due 04/13/2007	166	166
5.30%, due 06/25/2007	415	415
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	166	166
5.30%, due 06/13/2007	166	166
KBC Bank NV
5.27%, due 05/02/2007	166	166
Lloyds TSB Bank
5.28%, due 04/27/2007	166	166
Rabobank Nederland
5.27%, due 04/10/2007	166	166
Regions Bank
5.30%, due 04/23/2007	83	83
Royal Bank of Scotland
5.29%, due 05/07/2007	332	332
5.30%, due 05/08/2007	166	166
5.30%, due 05/09/2007	166	166
5.31%, due 05/25/2007	166	166
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	166	166
Societe Generale
5.28%, due 05/21/2007	166	166
5.31%, due 05/24/2007	332	332
Swedbank AB
5.30%, due 05/11/2007	663	663
Repurchase Agreements (1.5%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $710 on 04/02/2007	709	709
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $3,240 on 04/02/2007	3,238	3,238
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $500on 04/02/2007	500	500
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,108 on 04/02/2007	1,107	1,107

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	170,795	$170
Reserve Primary Money Market Fund
1-day yield of 5.23%	377,544	377
Total Security Lending Collateral (cost: $31,730)		31,730
Total Investment Securities (cost: $382,403) #		$392,913

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2007.
§	Security is deemed to be illiquid.
(a)	Interest only security. Holder is entitled to interest payments on the underlying pool.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $30,882.
(b)	KI Holdings, Inc. has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.
(c)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
(d)	Intelsat Intermediate has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.
(e)	CDRV Investors, Inc. has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.
(f)	The security has a perpetual maturity. The date shown is the next call date.
(g)	Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter the coupon rate will be 10.50%.
(h)	Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.
(i)	NTK Holdings, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.
††

Cash collateral for the Repurchase Agreements, valued at $5,685, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
m	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $382,822. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,543 and $1,452, respectively. Net unrealized appreciation for tax purposes is $10,091.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $93,829 or 25.3% of the net assets of the Fund.

BRL	Brazilian Real
PIK	Payment In-Kind
REIT	Real Estate Investment Trust

MFS International Equity

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Australia (0.8%)
QBE Insurance Group, Ltd.	119,560	$3,046
Austria (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG	48,870	3,793
Bermuda (0.8%)
Li & Fung, Ltd.	998,000	3,135
Canada (0.9%)
Canadian National Railway Co.	71,670	3,164
Czech Republic (0.7%)
Komercni Banka AS	14,000	2,414
France (22.7%)
Air Liquide	43,720	10,621
AXA	233,020	9,845
Credit Agricole SA	188,760	7,335
Gaz De France †	73,220	3,386
Legrand Promesses †	122,010	4,020
L’Oreal SA	31,070	3,380
LVMH Moet Hennessy Louis Vuitton SA	93,990	10,391
Pernod-Ricard †	37,626	7,604
Sanofi-Aventis	64,750	5,611
Schneider Electric SA	85,760	10,849
Total SA	119,400	8,336
Vivendi Universal SA †	79,750	3,229
Germany (6.6%)
Bayer AG	125,050	7,963
Bayerische Motoren Werke AG	63,100	3,710
Continental AG	24,513	3,157
E.ON AG	72,420	9,812
Indonesia (0.5%)
Bank Central Asia Tbk PT	3,030,500	1,694
Italy (1.3%)
Assicurazioni Generali SpA	41,690	1,769
Intesa Sanpaolo SpA	408,979	3,095
Japan (17.9%)
Aeon Credit Service Co., Ltd.	137,800	2,318
Asahi Glass Co., Ltd.	325,000	4,566
Bridgestone Corp.	149,500	2,982
Canon, Inc.	139,500	7,479
Fanuc, Ltd.	41,600	3,865
Hirose Electric Co., Ltd.	15,700	1,884
Kao Corp.	341,000	9,964

Nintendo Co., Ltd.	8,900	$2,582
Nomura Holdings, Inc.	256,800	5,339
Omron Corp.	119,200	3,200
Ricoh Co., Ltd.	277,000	6,229
Shinsei Bank, Ltd.	637,000	3,048
Shizuoka Bank, Ltd. (The)	163,000	1,733
Tokyo Gas Co., Ltd.	500,000	2,782
Toyota Motor Corp.	136,700	8,741
Netherlands (1.2%)
TNT NV	101,480	4,637
Singapore (1.2%)
Singapore Telecommunications, Ltd.	2,032,700	4,391
South Korea (2.5%)
Samsung Electronics Co., Ltd.	15,520	9,290
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA (a)	150,880	3,692
Sweden (0.7%)
Telefonaktiebolaget LM Ericsson-Class B †	719,430	2,635
Switzerland (17.1%)
Actelion NV ‡	9,320	2,162
Givaudan †	4,290	3,950
Julius Baer Holding AG	47,900	6,505
Nestle SA	41,869	16,231
Roche Holding AG-Genusschein	76,230	13,425
Swiss Reinsurance (a)	88,170	8,017
Synthes, Inc.	18,060	2,219
UBS AG-Registered	185,202	10,953
Thailand (0.4%)
Bangkok Bank PCL-(Foreign Registered)	490,900	1,584
United Kingdom (21.8%)
BG Group PLC	280,100	4,027
BHP Billiton PLC	153,730	3,416
Diageo PLC	402,740	8,132
GlaxoSmithKline PLC	349,790	9,584
HSBC Holdings PLC	252,900	4,412
Ladbrokes PLC	561,090	4,429
Next PLC	73,150	3,227
Reckitt Benckiser PLC	231,430	12,011
Royal Dutch Shell PLC-Class A	175,900	5,834
Smiths Group PLC	273,260	5,510
Tesco PLC	578,580	5,041
William Hill PLC	613,340	7,651
WPP Group PLC	516,920	7,807
Total Common Stocks (cost: $322,063)		368,843

	Principal	Value
SECURITY LENDING COLLATERAL (1.2%)
Debt (1.2%)
Bank Notes (0.0%)
Bank of America
5.31%, due 05/17/2007	$118	$118
Commercial Paper (0.4%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	35	35
5.28%, due 04/11/2007	23	23
5.29%, due 04/12/2007	23	23
5.28%, due 04/19/2007	23	23
Bear Stearns & Co.
5.50%, due 07/10/2007	12	12
CAFCO LLC-144A
5.28%, due 04/17/2007	35	35
Charta LLC-144A
5.30%, due 05/09/2007	35	35
CIESCO LLC
5.28%, due 04/16/2007	35	35
Clipper Receivables Corp.
5.28%, due 04/04/2007	23	23
5.29%, due 04/11/2007	35	35
Compass Securitization LLC-144A
5.30%, due 04/17/2007	23	23
5.29%, due 04/25/2007	23	23
CRC Funding LLC-144A
5.28%, due 04/17/2007	35	35
5.29%, due 04/25/2007	23	23
Den Danske Bank
5.27%, due 04/10/2007	35	35
5.29%, due 04/30/2007	59	59
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	12	12
5.29%, due 04/26/2007	23	23
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	23	23
5.28%, due 04/04/2007	3	3
5.28%, due 04/12/2007	35	35
5.28%, due 04/19/2007	23	23
5.29%, due 04/25/2007	23	23
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	47	47
5.28%, due 04/17/2007	23	23
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	35	35
5.28%, due 04/09/2007	23	23
5.29%, due 04/19/2007	23	23
5.30%, due 04/26/2007	47	47
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	23	23
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	23	23
5.29%, due 04/18/2007	23	23

Liberty Street-144A
5.29%, due 04/26/2007	$35	$35
Morgan Stanley
5.51%, due 08/01/2007	23	23
Old Line Funding LLC-144A
5.29%, due 04/23/2007	23	23
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	23	23
5.29%, due 04/24/2007	23	23
5.30%, due 04/25/2007	23	23
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	12	12
5.29%, due 04/20/2007	23	23
5.30%, due 04/24/2007	23	23
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	23	23
5.29%, due 05/01/2007	35	35
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	24	24
5.29%, due 04/03/2007	24	24
5.29%, due 04/18/2007	35	35
5.30%, due 04/30/2007	24	24
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	24	24
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	24	24
5.28%, due 04/20/2007	35	35
Yorktown Capital LLC
5.30%, due 04/02/2007	24	24
5.29%, due 04/04/2007	24	24
5.29%, due 04/12/2007	24	24
5.30%, due 04/19/2007	35	35
Euro Dollar Overnight (0.2%)
Abbey National PLC
5.27%, due 04/03/2007	24	24
Bank of Montreal
5.40%, due 04/02/2007	35	35
Bank of Nova Scotia
5.28%, due 04/02/2007	35	35
BNP Paribas
5.42%, due 04/02/2007	47	47
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	47	47
Erste Bank
5.28%, due 04/04/2007	59	59
Lloyds TSB Bank
5.27%, due 04/05/2007	82	82
Rabobank Nederland
5.40%, due 04/02/2007	71	71
Royal Bank of Canada
5.39%, due 04/02/2007	71	71
Societe Generale
5.38%, due 04/02/2007	35	35
5.27%, due 04/05/2007	47	47

Svenska Handlesbanken
5.38%, due 04/02/2007	$55	$55
UBS AG
5.29%, due 04/02/2007	47	47
5.29%, due 04/06/2007	82	82
Euro Dollar Terms (0.4%)
Abbey National PLC
5.27%, due 04/26/2007	24	24
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	71	71
Bank of Montreal
5.27%, due 04/11/2007	35	35
5.27%, due 04/20/2007	24	24
Bank of Nova Scotia
5.28%, due 04/09/2007	35	35
5.28%, due 04/30/2007	24	24
Barclays
5.31%, due 04/09/2007	59	59
5.32%, due 04/23/2007	24	24
5.29%, due 05/07/2007	24	24
5.30%, due 05/16/2007	24	24
5.29%, due 05/21/2007	24	24
Calyon
5.30%, due 05/17/2007	24	24
5.31%, due 05/24/2007	12	12
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	118	118
Citigroup
5.31%, due 05/04/2007	24	24
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	59	59
5.30%, due 05/17/2007	59	59
Deutsche Bank
5.28%, due 04/10/2007	12	12
5.27%, due 04/20/2007	24	24
5.30%, due 05/15/2007	24	24
First Tennessee National Corp.
5.31%, due 05/02/2007	24	24
Fortis Bank
5.27%, due 04/12/2007	59	59
5.27%, due 04/13/2007	24	24
5.30%, due 06/25/2007	59	59
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	24	24
5.30%, due 06/13/2007	24	24
KBC Bank NV
5.27%, due 05/02/2007	24	24
Lloyds TSB Bank
5.28%, due 04/27/2007	24	24
Rabobank Nederland
5.27%, due 04/10/2007	24	24

Regions Bank
5.30%, due 04/23/2007	$12	$12
Royal Bank of Scotland
5.29%, due 05/07/2007	47	47
5.30%, due 05/08/2007	24	24
5.30%, due 05/09/2007	24	24
5.31%, due 05/25/2007	24	24
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	24	24
Societe Generale
5.28%, due 05/21/2007	24	24
5.31%, due 05/24/2007	47	47
Swedbank AB
5.30%, due 05/11/2007	94	94
Repurchase Agreements (0.2%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $101 on 04/02/2007	101	101
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $459 on 04/02/2007	459	459
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $71 on 04/02/2007	71	71
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $157 on 04/02/2007	157	157

	Shares	Value
Investment Companies (0.0%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	24,221	$24
Reserve Primary Money Market Fund
1-day yield of 5.23%	53,540	54
Total Security Lending Collateral (cost: $4,500)		4,500
Total Investment Securities (cost: $326,563) #		$373,343

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $4,266.
(a)	Passive Foreign Investment Company.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $806, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $328,605. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,995 and $3,257, respectively. Net unrealized appreciation for tax purposes is $44,738.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $1,120 or 0.3% of the net assets of the Fund.

MFS International Equity

SCHEDULE OF INVESTMENTS
March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Chemicals & Allied Products	12.9%	$47,889
Commercial Banks	10.6%	39,304
Pharmaceuticals	8.3%	30,783
Beverages	7.0%	26,127
Security & Commodity Brokers	4.4%	16,293
Food & Kindred Products	4.4%	16,231
Oil & Gas Extraction	4.2%	15,780
Computer & Office Equipment	3.7%	13,707
Business Services	3.6%	13,316
Electronic Components & Accessories	3.5%	12,969
Insurance	3.4%	12,832
Automotive	3.3%	12,451
Amusement & Recreation Services	3.2%	12,080
Industrial Machinery & Equipment	2.9%	10,849
Life Insurance	2.6%	9,845
Electric Services	2.6%	9,812
Electronic & Other Electric Equipment	2.5%	9,290
Gas Production & Distribution	1.7%	6,168
Rubber & Misc. Plastic Products	1.6%	6,139
Petroleum Refining	1.6%	5,834
Food Stores	1.4%	5,041
Transportation & Public Utilities	1.2%	4,637
Lumber & Other Building Materials	1.2%	4,566
Telecommunications	1.2%	4,391
Radio & Television Broadcasting	0.9%	3,229
Apparel & Accessory Stores	0.9%	3,227
Railroads	0.9%	3,164
Transportation Equipment	0.8%	3,135
Communications Equipment	0.7%	2,635
Manufacturing Industries	0.7%	2,582
Personal Credit Institutions	0.6%	2,318
Medical Instruments & Supplies	0.6%	2,219
Investment Securities, at value	99.1%	368,843
Short-Term Investments	1.2%	4,500
Total Investment Securities	100.3%	$373,343

Munder Net50

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Amusement & Recreation Services (0.3%)
Digital Music Group, Inc. ‡ †	67,000	$338
Business Services (18.3%)
24/7 Real Media, Inc. ‡	304,460	2,445
51job, Inc., ADR ‡ †	30,000	487
Akamai Technologies, Inc. ‡ †	17,900	894
Aptimus, Inc. ‡ †	77,950	265
aQuantive, Inc. ‡ †	120,200	3,355
Ctrip.com International, Ltd., ADR	10,300	690
eBay, Inc. ‡ †	106,800	3,540
FTD Group, Inc.	40,000	661
Marchex, Inc.-Class B †	74,000	1,134
Monster Worldwide, Inc. ‡	51,200	2,425
NetEase.com, ADR ‡ †	79,200	1,405
The9, Ltd., ADR ‡ †	23,500	793
Valueclick, Inc. ‡	82,392	2,153
Communication (1.3%)
j2 Global Communications, Inc. ‡ †	52,000	1,441
Computer & Data Processing Services (50.2%)
Adobe Systems, Inc. ‡	32,186	1,342
Baidu.com, ADR ‡	6,500	628
Bankrate, Inc. ‡ †	54,100	1,906
Blackboard, Inc. ‡ †	23,500	790
Checkfree Corp. ‡	31,300	1,161
CMGI, Inc. ‡	625,000	1,325
CNET Networks, Inc. ‡ †	346,400	3,017
Digital River, Inc. ‡	77,000	4,254
Google, Inc.-Class A ‡	14,100	6,460
LoopNet, Inc. ‡ †	40,000	684
McAfee, Inc. ‡	41,000	1,192
Microsoft Corp.	145,200	4,047
Move, Inc. ‡	672,830	3,727
NetFlix, Inc. ‡ †	114,500	2,655
Oracle Corp. ‡	90,000	1,632
Red Hat, Inc. ‡ †	61,700	1,415
Rediff.Com India, Ltd., ADR ‡ †	73,000	1,217
Shanda Interactive Entertainment, Ltd., ADR ‡	53,300	1,431
SINA Corp. ‡ †	88,700	2,981
Sohu.com, Inc. ‡	112,200	2,404
Tencent Holdings, Ltd.	240,000	783
TheStreet.com, Inc.	214,800	2,631
TOM Online, Inc., ADR ‡ †	81,100	1,152
Travelzoo, Inc. ‡ †	33,000	1,213

Yahoo!, Inc. ‡ †	169,100	$5,291
YP Corp. ‡	400,000	316
Computer & Office Equipment (7.8%)
Apple, Inc. ‡	41,800	3,884
Cisco Systems, Inc. ‡	71,100	1,815
EMC Corp. ‡	85,000	1,177
Hewlett-Packard Co.	29,000	1,164
VA Software Corp. ‡	142,000	572
Drug Stores & Proprietary Stores (0.9%)
Drugstore.Com, Inc. ‡	375,000	968
Electronic Components & Accessories (2.3%)
GSI Technology, Inc.	50,900	267
Intel Corp.	58,000	1,110
Micron Technology, Inc. ‡	43,000	519
PMC-Sierra, Inc. ‡	90,000	631
Holding & Other Investment Offices (0.7%)
Gmarket, Inc., ADR ‡ †	44,500	773
Pharmaceuticals (2.0%)
PetMed Express, Inc. ‡ †	189,000	2,240
Printing & Publishing (0.8%)
VistaPrint, Ltd. ‡	25,000	958
Radio & Television Broadcasting (1.7%)
IAC/InterActiveCorp. ‡ †	50,000	1,886
Retail Trade (6.6%)
GSI Commerce, Inc. ‡ †	49,900	1,127
priceline.com, Inc. ‡ †	73,450	3,912
Stamps.com, Inc. ‡	157,000	2,256
Security & Commodity Brokers (4.3%)
E*TRADE Financial Corp. ‡	109,700	2,328
TD Ameritrade Holding Corp. ‡ †	163,600	2,434
Transportation & Public Utilities (2.2%)
Expedia, Inc. ‡ †	104,000	2,411
Total Common Stocks (cost: $95,319)		110,112

	Principal	Value
SHORT-TERM OBLIGATIONS (0.7%)
Repurchase Agreements (0.7%)
Investors Bank & Trust Co. 3.55%, dated 03/30/2007 to be repurchased at $741 on 04/02/2007 ¢ ˜	$740	$740
Total Short-Term Obligations (cost: $740)		740
SECURITY LENDING COLLATERAL (23.1%)
Debt (22.7%)
Bank Notes (0.6%)
Bank of America
5.31%, due 05/17/2007	668	668

Commercial Paper (7.5%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	$200	$200
5.28%, due 04/11/2007	133	133
5.29%, due 04/12/2007	133	133
5.28%, due 04/19/2007	133	133
Bear Stearns & Co.
5.50%, due 07/10/2007	67	67
CAFCO LLC-144A
5.28%, due 04/17/2007	200	200
Charta LLC-144A
5.30%, due 05/09/2007	200	200
CIESCO LLC
5.28%, due 04/16/2007	200	200
Clipper Receivables Corp.
5.28%, due 04/04/2007	133	133
5.29%, due 04/11/2007	200	200
Compass Securitization LLC-144A
5.30%, due 04/17/2007	133	133
5.29%, due 04/25/2007	133	133
CRC Funding LLC-144A
5.28%, due 04/17/2007	200	200
5.29%, due 04/25/2007	133	133
Den Danske Bank
5.27%, due 04/10/2007	200	200
5.29%, due 04/30/2007	334	334
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	67	67
5.29%, due 04/26/2007	133	133
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	133	133
5.28%, due 04/04/2007	15	15
5.28%, due 04/12/2007	200	200
5.28%, due 04/19/2007	133	133
5.29%, due 04/25/2007	133	133
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	267	267
5.28%, due 04/17/2007	133	133
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	200	200
5.28%, due 04/09/2007	133	133
5.29%, due 04/19/2007	133	133
5.30%, due 04/26/2007	264	264
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	133	133
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	133	133
5.29%, due 04/18/2007	133	133
Liberty Street-144A
5.29%, due 04/26/2007	200	200
Morgan Stanley
5.51%, due 08/01/2007	134	134

Old Line Funding LLC-144A
5.29%, due 04/23/2007	$134	$134
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	134	134
5.29%, due 04/24/2007	134	134
5.30%, due 04/25/2007	134	134
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	67	67
5.29%, due 04/20/2007	134	134
5.30%, due 04/24/2007	134	134
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	134	134
5.29%, due 05/01/2007	200	200
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	134	134
5.29%, due 04/03/2007	134	134
5.29%, due 04/18/2007	200	200
5.30%, due 04/30/2007	134	134
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	134	134
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	134	134
5.28%, due 04/20/2007	200	200
Yorktown Capital LLC
5.30%, due 04/02/2007	134	134
5.29%, due 04/04/2007	134	134
5.29%, due 04/12/2007	134	134
5.30%, due 04/19/2007	200	200
Euro Dollar Overnight (3.8%)
Abbey National PLC
5.27%, due 04/03/2007	134	134
Bank of Montreal
5.40%, due 04/02/2007	200	200
Bank of Nova Scotia
5.28%, due 04/02/2007	200	200
BNP Paribas
5.42%, due 04/02/2007	267	267
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	267	267
Erste Bank
5.28%, due 04/04/2007	334	334
Lloyds TSB Bank
5.27%, due 04/05/2007	467	467
Rabobank Nederland
5.40%, due 04/02/2007	401	401
Royal Bank of Canada
5.39%, due 04/02/2007	401	401
Societe Generale
5.38%, due 04/02/2007	200	200
5.27%, due 04/05/2007	267	267
Svenska Handlesbanken
5.38%, due 04/02/2007	311	311

UBS AG
5.29%, due 04/02/2007	$267	$267
5.29%, due 04/06/2007	467	467
Euro Dollar Terms (6.8%)
Abbey National PLC
5.27%, due 04/26/2007	134	134
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	401	401
Bank of Montreal
5.27%, due 04/11/2007	200	200
5.27%, due 04/20/2007	134	134
Bank of Nova Scotia
5.28%, due 04/09/2007	200	200
5.28%, due 04/30/2007	134	134
Barclays
5.31%, due 04/09/2007	334	334
5.32%, due 04/23/2007	134	134
5.29%, due 05/07/2007	134	134
5.30%, due 05/16/2007	134	134
5.29%, due 05/21/2007	134	134
Calyon
5.30%, due 05/17/2007	134	134
5.31%, due 05/24/2007	67	67
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	668	668
Citigroup
5.31%, due 05/04/2007	134	134
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	334	334
5.30%, due 05/17/2007	334	334
Deutsche Bank
5.28%, due 04/10/2007	67	67
5.27%, due 04/20/2007	134	134
5.30%, due 05/15/2007	134	134
First Tennessee National Corp.
5.31%, due 05/02/2007	134	134
Fortis Bank
5.27%, due 04/12/2007	334	334
5.27%, due 04/13/2007	134	134
5.30%, due 06/25/2007	334	334
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	134	134
5.30%, due 06/13/2007	134	134
KBC Bank NV
5.27%, due 05/02/2007	134	134
Lloyds TSB Bank
5.28%, due 04/27/2007	134	134
Rabobank Nederland
5.27%, due 04/10/2007	134	134
Regions Bank
5.30%, due 04/23/2007	67	67

Royal Bank of Scotland
5.29%, due 05/07/2007	$267	$267
5.30%, due 05/08/2007	134	134
5.30%, due 05/09/2007	134	134
5.31%, due 05/25/2007	134	134
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	134	134
Societe Generale
5.28%, due 05/21/2007	134	134
5.31%, due 05/24/2007	267	267
Swedbank AB
5.30%, due 05/11/2007	534	534
Repurchase Agreements (4.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $572 on 04/02/2007	571	571
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,608 on 04/02/2007	2,606	2,606
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $403 on 04/02/2007	402	402
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $892 on 04/02/2007	892	892

	Shares	Value
Investment Companies (0.4%)
BGI Institutional Money Market Fund 1-day yield of 5.28%	137,470	$137
Reserve Primary Money Market Fund 1-day yield of 5.23%	303,879	304
Total Security Lending Collateral (cost: $25,539)		25,539
Total Investment Securities (cost: $121,598) #		$136,391

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $24,441.
¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a corporate bond with an interest rate and maturity date of 6.00% and 07/25/2022, respectively, and with a market value plus accrued interest of $778.

††

Cash collateral for the Repurchase Agreements, valued at $4,576, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

˜

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $122,196. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,660 and $4,465, respectively. Net unrealized appreciation for tax purposes is $14,195.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $6,416 or 5.8% of the net assets of the Fund.

ADR	American Depositary Receipt

PIMCO Total Return

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.0%)
U.S. Treasury Inflation Indexed Bond
3.63%, due 01/15/2008	$1,253	$1,272
0.88%, due 04/15/2010	16,987	16,425
3.00%, due 07/15/2012	1,261	1,322
2.00%, due 07/15/2014	5,154	5,104
2.38%, due 01/15/2025	902	908
U.S. Treasury Note
4.63%, due 02/15/2017	48,000	47,902
Total U.S. Government Obligations (cost: $72,732)		72,933
U.S. GOVERNMENT AGENCY OBLIGATIONS (60.8%)
Fannie Mae
4.50%, due 03/01/2010	743	730
4.50%, due 02/01/2013	348	342
4.00%, due 08/01/2013	4,532	4,404
4.00%, due 01/01/2014	523	508
5.50%, due 03/01/2016	229	231
5.50%, due 07/01/2016	256	258
5.50%, due 11/01/2016	95	96
5.50%, due 12/01/2016	220	221
6.00%, due 01/01/2017	5	5
4.50%, due 03/25/2017	846	833
5.50%, due 04/01/2017	114	115
6.00%, due 05/01/2017	4	4
5.50%, due 06/01/2017	59	59
5.50%, due 08/01/2017	185	186
5.50%, due 09/01/2017	193	194
5.50%, due 11/01/2017	22	22
5.00%, due 02/01/2018	21	20
5.00%, due 05/01/2018	493	487
5.00%, due 06/01/2018	497	491
5.00%, due 08/01/2018	403	398
5.00%, due 10/01/2018	158	156
5.00%, due 12/01/2018	591	585
5.00%, due 02/01/2019	25	25
5.00%, due 03/01/2019	151	149
5.00%, due 04/01/2019	690	681
5.00%, due 07/01/2019	379	374
5.00%, due 08/01/2019	299	295
5.00%, due 11/01/2019	2,989	2,952
5.00%, due 12/01/2019	897	886
5.00%, due 01/01/2020	131	130
5.00%, due 02/01/2020	203	201
5.00%, due 08/01/2020	27,909	27,533
5.00%, due 09/01/2020	17,521	17,285

5.00%, due 10/01/2020	$406	$400
5.00%, due 12/01/2020	289	285
5.00%, due 01/01/2021	1,875	1,850
5.00%, due 02/01/2021	521	514
5.00%, due 05/01/2021	4,144	4,087
7.15%, due 01/01/2028 *	133	136
6.50%, due 05/01/2032	106	109
5.50%, due 01/01/2033	120	119
5.50%, due 02/01/2033	576	572
5.50%, due 03/01/2033	9,485	9,408
5.50%, due 04/01/2033	2,530	2,509
5.50%, due 07/01/2033	1,993	1,976
5.50%, due 08/01/2033	88	87
5.50%, due 11/01/2033	6,375	6,323
5.50%, due 12/01/2033	280	278
5.50%, due 01/01/2034	2,417	2,397
5.50%, due 02/01/2034	866	858
5.50%, due 04/01/2034	14,281	14,162
5.50%, due 05/01/2034	12,118	12,022
5.50%, due 06/01/2034	21	21
5.50%, due 09/01/2034	1,090	1,081
5.50%, due 10/01/2034	618	613
5.50%, due 11/01/2034	5,160	5,115
5.50%, due 12/01/2034	3,083	3,056
5.50%, due 01/01/2035	18,941	18,774
5.50%, due 02/01/2035	38,593	38,261
5.50%, due 03/01/2035	10,150	10,055
5.50%, due 04/01/2035	13,587	13,460
4.70%, due 05/01/2035 *	13,346	13,223
5.50%, due 06/01/2035	5,174	5,125
5.50%, due 07/01/2035	2,133	2,277
4.77%, due 08/01/2035 *	11,489	11,386
4.71%, due 09/01/2035 *	5,653	5,594
5.50%, due 10/01/2035	1,259	1,247
5.50%, due 04/01/2036	760	752
5.50%, due 05/01/2036	774	766
6.50%, due 04/01/2037	21,000	21,420
6.50%, due 06/17/2038	3,700	3,841
6.13%, due 06/01/2043 *	903	915
Fannie Mae TBA
5.00%, due 04/01/2022	12,000	11,831
5.50%, due 04/01/2037	36,000	35,618
6.00%, due 04/01/2037	357,000	359,566
Freddie Mac
4.50%, due 10/01/2013	505	498
4.50%, due 03/15/2016	3,200	3,152
5.00%, due 08/15/2016	2,085	2,070
5.00%, due 02/15/2020	10,657	10,604
7.05%, due 08/01/2023 *	149	152
4.25%, due 09/15/2024	2,522	2,487
5.00%, due 03/15/2025	3,004	2,991
5.00%, due 05/15/2026	4,940	4,917
5.67%, due 12/15/2029 *	162	163

4.75%, due 09/01/2035 *	$8,938	$8,911
6.50%, due 07/25/2043	206	211
6.13%, due 10/25/2044 *	5,007	5,048
Ginnie Mae
6.50%, due 02/15/2029	78	81
6.50%, due 03/15/2029	152	157
6.50%, due 04/15/2029	5	6
6.50%, due 05/15/2029	9	9
6.50%, due 07/15/2029	7	7
6.50%, due 09/15/2029	81	84
6.50%, due 06/20/2032	14	14
5.50%, due 11/15/2032	696	693
5.50%, due 12/15/2032	1,149	1,144
5.50%, due 05/15/2033	229	228
5.50%, due 11/15/2033	819	815
5.50%, due 12/15/2033	1,316	1,311
5.50%, due 01/15/2034	405	403
5.50%, due 02/15/2034	845	841
5.50%, due 11/15/2035	537	535
5.50%, due 02/15/2036	10,236	10,181
Total U.S. Government Agency Obligations (cost: $743,035)		740,658
FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
Hong Kong Government-144A
5.13%, due 08/01/2014	2,700	2,693
Korea Highway Corp.-144A
5.13%, due 05/20/2015	850	830
Republic of Brazil
7.88%, due 03/07/2015	75	85
8.88%, due 10/14/2019	25	32
10.25%, due 01/10/2028 m BRL	2,800	1,364
Republic of South Africa
5.25%, due 05/16/2013 EUR	65	89
Total Foreign Government Obligations (cost: $4,990)		5,093
MORTGAGE-BACKED SECURITIES (8.0%)
American Home Mortgage Investment Trust, Series 2005-2, Class 5A2
5.47%, due 09/25/2035 *	1,612	1,612
Banc of America Funding Corp., Series 2005-D, Class A1
4.11%, due 05/25/2035 *	384	377
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.78%, due 01/25/2034 *	315	314
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.62%, due 01/25/2034 *	482	484
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.63%, due 10/25/2035 *	3,189	3,135
Bear Stearns ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB, Class A1B1
5.82%, due 11/25/2036 *	2,027	2,040

Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.48%, due 02/25/2034 *	$2,152	$2,152
Bear Stearns Asset Backed Securities, Inc., Series 2006-SD4, Class 1A1
5.45%, due 10/25/2036 *	1,796	1,783
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class IA1
4.90%, due 10/25/2035	6,544	6,473
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1
5.37%, due 10/25/2036 *	3,053	3,053
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2
5.42%, due 10/25/2036 *	2,300	2,299
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	86	86
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	856	846
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
5.60%, due 02/25/2037 *	3,080	3,081
Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1
5.50%, due 02/20/2047 *	2,869	2,863
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1
5.53%, due 03/20/2046 *	2,832	2,834
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.82%, due 10/19/2032 *	412	411
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
5.59%, due 05/25/2034 *	33	33
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	1,691	1,731
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-R4, Class 2A-144A
6.50%, due 01/25/2034	1,184	1,210
GS Mortgage Securities Corp. II, Series 1998-C1, Class A2
6.62%, due 10/18/2030	1,028	1,040
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,208	1,196
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
5.56%, due 03/19/2037 *	4,948	4,957
Harborview Mortgage Loan Trust, Series 2007-1, Class 2A1A
5.45%, due 04/19/2038 * m	3,336	3,338
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 * m	6,574	6,520
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.40%, due 07/25/2046 *	1,950	1,950
Morgan Stanley Capital I, Series 2007-XLFA, Class A1-144A
5.38%, due 10/15/2020 * m	5,411	5,411
Nomura Asset Acceptance Corp., Series 2004-R1, Class A1-144A
6.50%, due 03/25/2034	1,491	1,525

Residential Accredit Loans, Inc., Series 2006-QO7, Class 3A1
5.42%, due 09/25/2046 * m	$973	$973
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	92	93
Sequoia Mortgage Trust, Series 10, Class 2A1
5.70%, due 10/20/2027 *	246	247
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	501	501
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	2,880	2,758
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
5.65%, due 09/19/2032 *	94	94
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.60%, due 02/25/2036 m	566	567
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1
5.54%, due 05/25/2036 *	3,341	3,344
TBW Mortgage Backed Pass Through Certificates, Series 2006-6, Class A1
5.43%, due 01/25/2037 *	4,152	4,153
Wachovia Bank Commercial Mortgage Trust, Series 2006-WHL7, Class A1
5.41%, due 09/15/2021 *	2,196	2,196
Washington Mutual, Inc., Series 2004-AR1, Class A
4.23%, due 03/25/2034 *	902	892
Washington Mutual, Inc., Series 2006-AR19, Class 1A1A
5.66%, due 01/25/2047 * m	470	470
Washington Mutual, Inc., Series 2006-AR3, Class A1A
5.98%, due 02/25/2046 * m	2,534	2,541
Washington Mutual, Inc., Series 2006-AR7, Class 3A
5.90%, due 07/25/2046 *	3,437	3,455
Washington Mutual, Inc., Series 2006-AR9, Class 2A
5.90%, due 08/25/2046 *	3,495	3,513
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 *	80	80
Washington Mutual, Series 2002-AR2, Class A
5.64%, due 02/27/2034 *	242	245
Washington Mutual, Series 2003-R1, Class A1
5.59%, due 12/25/2027 *	7,827	7,827
Wells Fargo Mortgage Backed Securities Trust, Series 2003-13, Class A5
4.50%, due 11/25/2018	1,024	1,003
Total Mortgage-Backed Securities (cost: $97,725)		97,706
ASSET-BACKED SECURITIES (9.8%)
Aames Mortgage Investment Trust, Series 2006-1, Class A1
5.38%, due 04/25/2036 *	1,070	1,070
American Express Credit Account Master Trust, Series 2002-3, Class A, (FRN)
5.43%, due 12/15/2009 *	2,000	2,000

American Express Credit Account Master Trust, Series 2005-3, Class A
5.32%, due 01/18/2011 *	$700	$699
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class A2A
5.40%, due 03/25/2036 *	48	48
Amortizing Residential Collateral Trust, Series 2002-BC4, Class A
5.61%, due 07/25/2032 *	6	6
Argent Securities, Inc., Series 2006-W3, Class A2A
5.39%, due 04/25/2036 *	1,411	1,411
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A
5.38%, due 01/25/2037 *	4,039	4,039
BA Master Credit Card Trust, Series 1998-E, Class A
5.51%, due 09/15/2010 *	2,000	2,003
Bank One Issuance Trust, Series 2003-3A, Class A
5.43%, due 12/15/2010 *	2,800	2,804
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
5.65%, due 10/25/2032 *	66	66
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A-144A
5.36%, due 12/25/2036 *	590	590
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1
5.38%, due 09/25/2046 *	2,393	2,392
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1
5.37%, due 01/25/2037 *	1,725	1,725
Countrywide Asset-Backed Certificates, Series 2006-24, Class 2A1
5.37%, due 05/25/2037 *	4,489	4,488
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1
5.39%, due 06/25/2037	1,787	1,787
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1
5.35%, due 01/25/2046 *	2,415	2,414
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1-144A
5.48%, due 02/25/2036 *	1,330	1,329
Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1
5.42%, due 03/25/2037 * m	4,000	4,001
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A
5.39%, due 12/25/2037	4,323	4,322
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFH1, Class A1
5.39%, due 01/25/2036 *	109	109
Home Equity Asset Trust, Series 2002-1, Class A4
5.92%, due 11/25/2032 *	1	1
Lehman XS Trust, Series 2006-16N, Class A1A
5.40%, due 11/25/2046 *	3,493	3,492
Lehman XS Trust, Series 2006-17, Class WF11
5.44%, due 11/25/2036 *	2,915	2,915
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A1
5.38%, due 10/25/2036 *	932	932

MBNA Credit Card Master Note Trust, Series 2003-A1, Class A
3.30%, due 07/15/2010	$2,400	$2,362
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3
5.44%, due 08/16/2010 *	5,600	5,607
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A
5.39%, due 08/25/2036 *	4,006	4,003
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM2, Class A2A
5.35%, due 05/25/2037 *	4,467	4,467
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
5.37%, due 09/25/2036 *	3,369	3,369
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A1
5.40%, due 12/25/2035 *	394	394
Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A
5.36%, due 07/25/2036 *	1,860	1,860
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A
5.36%, due 01/25/2037 *	3,986	3,984
Morgan Stanley Capital I, Series 2006-NC2, Class A2B
5.44%, due 02/25/2036 *	4,700	4,701
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A1A
5.39%, due 02/25/2047 * m	5,776	5,774
Quest Trust, Series 2004-X2, Class A-144A
5.88%, due 06/25/2034 *	73	73
RACERS Series 1997-R-8-3-144A
5.66%, due 08/15/2007 * § m	1,100	1,100
Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1
5.40%, due 01/25/2036 *	1,052	1,053
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A
5.42%, due 08/25/2046 *	3,638	3,638
Residential Asset Securities Corp., Series 2007-KS1, Class A1
5.38%, due 01/25/2037 *	3,618	3,617
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A
5.36%, due 01/25/2037 *	3,888	3,887
SLM Student Loan Trust, Series 2003-11, Class A7-144A
3.80%, due 12/15/2038	6,000	5,853
SLM Student Loan Trust, Series 2006-9, Class A1
5.33%, due 10/25/2012 *	3,719	3,719
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,295	1,257
Soundview Home Equity Loan Trust, Series 2006-3, Class A1
5.36%, due 11/25/2036 *	1,900	1,900
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1
5.40%, due 01/25/2037 *	1,377	1,377
Structured Asset Securities Corp., Series 2002-HF1, Class A
5.61%, due 01/25/2033 *	2	2
Structured Asset Securities Corp., Series 2006-BC3, Class A2
5.37%, due 10/25/2036 *	3,710	3,709

Structured Asset Securities Corp., Series 2007-GEL1, Class A1-144A
5.42%, due 01/25/2037 * m	$3,306	$3,304
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A1-144A
5.36%, due 11/09/2007	731	731
Wells Fargo Home Equity Trust, Series 2005-3, Class AII1
5.43%, due 11/25/2035 *	638	638
Wells Fargo Home Equity Trust, Series 2007-1, Class A1
5.42%, due 03/25/2037 *	2,000	2,001
Total Asset-Backed Securities (cost: $119,118)		119,023
MUNICIPAL BONDS (0.0%)
Revenue-Tobacco (0.0%)
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	100	107
Total Municipal Bonds (cost: $85)		107
CORPORATE DEBT SECURITIES (18.9%)
Air Transportation (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	1,031
UAL Corp.
6.20%, due 09/01/2008	400	403
6.60%, due 09/01/2013	116	117
Amusement & Recreation Services (0.1%)
Mandalay Resort Group
6.50%, due 07/31/2009	1,000	1,011
Automotive (0.6%)
DaimlerChrysler NA Holding Corp., (MTN)
5.69%, due 03/13/2009 *	3,000	3,005
DaimlerChrysler NA Holding Corp., Series D, (MTN)
5.82%, due 09/10/2007 *	3,000	3,005
Toyota Credit Canada, Inc.
0.56%, due 05/24/2007 JPY	200,000	1,693
Business Credit Institutions (1.4%)
Caterpillar Financial Services Corp.
5.42%, due 05/18/2009 *	700	700
General Electric Capital Corp.
5.36%, due 10/24/2008 *	16,400	16,400
Chemicals & Allied Products (0.3%)
Avon Products, Inc.
5.13%, due 01/15/2011	4,000	3,993
Commercial Banks (8.6%)
Bank of America NA
5.35%, due 12/18/2008 *	4,800	4,796
Bank of Ireland
5.36%, due 12/19/2008 *	4,800	4,801
Banque Nationale de Paris/New York
5.26%, due 05/28/2008 *	4,700	4,700

BNP Paribas NY Branch CD
5.26%, due 04/03/2008	$1,600	$1,599
China Development Bank
5.00%, due 10/15/2015	300	294
Citigroup, Inc., Global Senior Note
5.48%, due 06/09/2009 *	2,000	2,005
European Investment Bank
2.13%, due 09/20/2007 JPY	630,000	5,372
Fortis Bank SA/NV - New York, NY
5.27%, due 06/30/2008 *	5,400	5,400
HBOS Treasury Services PLC, Senior Note-144A
5.32%, due 07/17/2008 *	1,400	1,401
HBOS Treasury Services PLC-144A
5.40%, due 07/17/2009 *	2,000	2,002
HSBC Bank USA NA/New York, NY
5.41%, due 07/28/2008 *	1,800	1,803
HSBC Capital Funding LP-144A
10.18%, due 06/30/2030 (a) (b)	100	145
Nordea Bank Finland PLC/New York, NY
5.30%, due 05/28/2008 *	5,300	5,301
Nykredit Realkredit A/S
4.83%, due 10/01/2038 * DKK	17,400	3,072
Rabobank Capital Funding II-144A
5.26%, due 12/31/2013 (a) (b)	1,000	973
Rabobank Capital Funding Trust III-144A
5.25%, due 10/21/2016 (a) (b)	1,480	1,427
Rabobank Nederland, Series E
0.20%, due 06/20/2008 JPY	1,028,000	8,648
Rabobank Nederland-144A
5.38%, due 01/15/2009 *	3,800	3,801
Realkredit Danmark A/S
4.51%, due 10/01/2038 * DKK	8,800	1,559
Realkredit Danmark A/S, Series 83D
4.51%, due 10/01/2038 * DKK	25,400	4,472
Royal Bank of Canada/New York
5.27%, due 06/30/2008 *	5,000	5,003
Santander US Debt SA Unipersonal, Senior Note-144A
5.41%, due 11/20/2009 *	4,700	4,702
Santander US Debt SA Unipersonal-144A
5.42%, due 02/06/2009 *	3,800	3,805
Skandinav Enskilda BK/NY
5.30%, due 02/04/2008 *	4,400	4,389
Skandinaviska Enskilda Banken AB/New York, NY
5.34%, due 08/21/2008	5,700	5,699
Societe Generale/New York
5.26%, due 06/20/2007 *	1,700	1,700
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	550	542
Unicredit Luxembourg Finance SA-144A
5.41%, due 10/24/2008 *	4,200	4,201
Unicredito Italiano/New York
5.36%, due 05/29/2008 *	4,800	4,801

VTB Capital SA for Vneshtorgbank-144A
5.96%, due 08/01/2008 *	$2,200	$2,201
Wachovia Bank NA/Old
5.36%, due 02/23/2009 *	3,900	3,896
Department Stores (0.4%)
Wal-Mart Stores, Inc.
5.25%, due 06/16/2008 *	4,800	4,797
Electric Services (0.8%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013	100	101
Edison Mission Energy Corp.
7.73%, due 06/15/2009	1,800	1,863
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,911
Mission Energy Holding Co.
13.50%, due 07/15/2008	1,000	1,090
Ohio Power Co., Series F
5.50%, due 02/15/2013	100	101
Progress Energy, Inc.
7.10%, due 03/01/2011	282	301
6.85%, due 04/15/2012	440	472
PSEG Power LLC
6.95%, due 06/01/2012	921	984
TXU Energy Co. LLC-144A
5.85%, due 09/16/2008 *	3,000	3,000
Electric, Gas & Sanitary Services (0.2%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	738
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	854
Waste Management, Inc.
7.38%, due 08/01/2010	700	745
6.38%, due 11/15/2012	375	394
Food & Kindred Products (0.4%)
Kraft Foods, Inc.
5.63%, due 11/01/2011	4,000	4,049
Reynolds American, Inc., Senior Note
7.63%, due 06/01/2016	800	851
Food Stores (0.0%)
Albertsons LLC, Senior Note
6.95%, due 08/01/2009	300	308
Gas Production & Distribution (0.6%)
El Paso Energy Corp.
7.80%, due 08/01/2031	450	497
7.75%, due 01/15/2032 †	425	470
SEMCO Energy, Inc., Senior Note
7.13%, due 05/15/2008	2,800	2,822
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,074

Southern Natural Gas Co.
8.00%, due 03/01/2032	$820	$974
Williams Cos., Inc. Credit Linked Certificate Trust (The)-144A
6.75%, due 04/15/2009	1,900	1,938
Holding & Other Investment Offices (0.3%)
Bank of Scotland, Series E
5.86%, due 11/22/2012	2,000	2,005
Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note
8.75%, due 05/01/2009	1,000	1,060
Hotels & Other Lodging Places (0.1%)
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800	836
Instruments & Related Products (0.2%)
Xerox Corp., Senior Note
9.75%, due 01/15/2009	2,200	2,359
Manufacturing Industries (0.1%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,596
Medical Instruments & Supplies (0.0%)
Fresenius Medical Care Capital Trust II
7.88%, due 02/01/2008	237	240
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman-144A
5.27%, due 06/15/2011	623	610
Motion Pictures (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	410	437
Oil & Gas Extraction (0.3%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	2,300	2,958
Personal Credit Institutions (1.2%)
American Honda Finance Corp., (MTN)-144A
5.35%, due 08/05/2008 * m	2,000	2,001
Ford Motor Credit Co.
7.25%, due 10/25/2011	1,700	1,652
7.00%, due 10/01/2013	2,500	2,324
Household Finance Corp.
6.38%, due 11/27/2012	800	840
HSBC Finance Corp.
5.36%, due 05/21/2008 *	2,700	2,701
5.43%, due 03/12/2010 *	3,200	3,199
6.38%, due 10/15/2011	2,000	2,085
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	496
Printing & Publishing (0.1%)
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,500	1,567

Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027 †	$300	$272
Railroads (0.1%)
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	576
Savings Institutions (0.2%)
World Savings Bank FSB
5.40%, due 06/20/2008 *	2,000	2,001
Security & Commodity Brokers (1.0%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009	560	594
Goldman Sachs Group, Inc.
5.44%, due 12/22/2008 *	800	801
Lehman Brothers Holdings, Inc.
5.40%, due 12/23/2008 *	4,800	4,798
Merrill Lynch & Co., Inc.
5.38%, due 12/22/2008 *	4,800	4,797
Morgan Stanley
5.84%, due 10/15/2015 *	1,100	1,105
Telecommunications (1.6%)
America Movil SAB de CV, Senior Note-144A
5.45%, due 06/27/2008 *	4,900	4,900
BellSouth Corp.
5.46%, due 08/15/2008 *	4,200	4,202
Cingular Wireless LLC
6.50%, due 12/15/2011	560	590
France Telecom SA
6.75%, due 03/14/2008 (c) EUR	1,569	2,135
KT Corp.-144A
4.88%, due 07/15/2015	900	862
Nippon Telegraph & Telephone Corp.
2.50%, due 07/25/2007 JPY	133,000	1,133
Qwest Corp.
5.63%, due 11/15/2008	3,000	3,000
SBC Communications, Inc.
4.13%, due 09/15/2009	3,025	2,957
Total Corporate Debt Securities (cost: $227,547)		229,891
LOAN ASSIGNMENTS (0.8%)
Health Services (0.2%)
Health Management Associates, Inc.
0.00%, due 01/16/2014 § m	2,800	2,812
Holding & Other Investment Offices (0.1%)
Weather Investments SARL
Zero Coupon, due 06/17/2012 § EUR	1,000	1,332
Medical Instruments & Supplies (0.4%)
HCA, Inc., Series B
7.60%, due 11/14/2013 m	4,688	4,726

Telecommunications (0.1%)
Weather Investments SARL, Series B
5.63%, due 06/17/2013 § m EUR	$500	$671
Weather Investments SARL, Series C
6.13%, due 06/17/2014 § m EUR	500	672
Total Loan Assignments (cost: $10,044)		10,213

	Shares	Value
PREFERRED STOCKS (0.3%)
Commercial Banks (0.3%)
DG Funding Trust-144A * §	380	$4,001
Total Preferred Stocks (cost: $4,043)		4,001

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.4%)
U.S. Treasury Bill
4.89%, due 06/14/2007 ❖	$300	$297
4.89%, due 06/14/2007 ❖	400	396
4.90%, due 06/14/2007 ❖	250	247
4.96%, due 06/14/2007 ❖	3,970	3,929
Total Short-Term U.S. Government Obligations (cost: $4,869)		4,869
COMMERCIAL PAPER (15.8%)
Commercial Banks (14.7%)
Bank of America Corp.
5.20%, due 07/20/2007	23,800	23,419
BNP Paribas Finance, Inc.
5.19%, due 07/06/2007	29,900	29,482
Dexia Delaware LLC
5.24%, due 05/01/2007	51,800	51,567
HBOS Treasury Services PLC
5.24%, due 04/24/2007	4,500	4,484
Societe Generale North America, Inc.
5.22%, due 06/19/2007	34,700	34,297
UBS Finance Delaware LLC
5.24%, due 05/01/2007	27,800	27,675
5.16%, due 06/12/2007	1,400	1,385
5.19%, due 07/06/2007	7,300	7,198
Communication (0.3%)
Viacom, Inc.-144A
5.62%, due 05/29/2007	3,800	3,800
Computer & Data Processing Services (0.4%)
Time Warner Cable, Inc.-144A
5.36%, due 04/12/2007	4,600	4,592
Holding & Other Investment Offices (0.4%)
DaimlerChrysler North America Holding Corp.
5.34%, due 06/22/2007	4,800	4,741
Total Commercial Paper (cost: $192,640)		192,640

SHORT-TERM OBLIGATIONS (6.2%)
Repurchase Agreements (2.1%)
Lehman Brothers, Inc. 5.15%, dated 03/30/2007 to be repurchased at $25,011 on 04/02/2007 ¢	$25,000	$25,000
U.S. Government & Agency (4.1%)
Federal Home Loan Bank
5.00%, due 04/02/2007	50,100	50,086
Total Short-Term Obligations (cost: $75,086)		75,086
CERTIFICATES OF DEPOSIT (3.3%)
Barclays Bank PLC, NY
5.28%, due 03/17/2008 *	12,100	12,098
Countrywide Bank NA
5.32%, due 04/25/2007 *	3,700	3,700
Royal Bank of Scotland NY
5.27%, due 03/26/2008	12,100	12,097
Societe Generale NY
5.27%, due 03/26/2008	12,100	12,096
Total Certificates Of Deposit (cost: $39,991)		39,991

	Contracts ◆	Value
PURCHASED OPTIONS (0.1%)
Covered Call Options (0.1%)
90-Day Euro Dollar Futures	680	$9
Call Strike $95.25
Expires 06/18/2007
90-Day Euro Dollar Futures	468	360
Call Strike $95.25
Expires 03/17/2008
JPY Currency Future §	4,300,000	23
Call Strike $121.00
Expires 01/18/2008
JPY Currency Future	1,500,000	75
Call Strike $104.00
Expires 03/17/2010
JPY Currency Future	11,500,000	575
Call Strike $104.00
Expires 03/17/2010
Put Options (0.0%)
90-Day Euro Dollar Futures	373	2
Put Strike $91.25
Expires 06/18/2007
90-Day Euro Dollar Futures	692	4
Put Strike $91.25
Expires 09/17/2007
90-Day Euro Dollar Futures	1,106	7
Put Strike $91.50
Expires 09/17/2007
90-Day Euro Dollar Futures	2,102	13

Put Strike $92.25
Expires 12/17/2007
90-Day Euro Dollar Futures	332	$2
Put Strike $91.50
Expires 03/17/2008
90-Day Euro Dollar Futures	852	5
Put Strike $91.75
Expires 03/17/2008
90-Day Euro Dollar Futures	565	4
Put Strike $93.00
Expires 03/17/2008
FNMA TBA	138,000,000	4
Put Strike $91.13
Expires 06/05/2007
FNMA TBA	15,000,000	1
Put Strike $89.00
Expires 06/05/2007
JPY Currency Future	1,500,000	59
Put Strike $104.00
Expires 03/17/2010
JPY Currency Future	11,500,000	452
Put Strike $104.00
Expires 03/17/2010
Total Purchased Options (cost: $1,901)		1,595

	Notional Amount	Value
PURCHASED SWAPTIONS (0.5%)
Covered Call Swaptions (0.5%)
EURIBOR Rate Swaption § m	$79,200	$10
Call Strike $3.96
Expires 07/02/2007
GBP-LIBOR Rate Swaption § m	16,000	—	☐
Call Strike $5.00
Expires 06/15/2007
GBP-LIBOR Rate Swaption § m	7,000	—	☐
Call Strike $5.06
Expires 06/15/2007
GBP-LIBOR Rate Swaption § m	68,300	46
Call Strike $5.18
Expires 09/14/2007
LIBOR Rate Swaption § m	42,000	269
Call Strike $5.25
Expires 06/07/2007
LIBOR Rate Swaption § m	68,500	751
Call Strike $5.50
Expires 06/30/2007
LIBOR Rate Swaption § m	50,900	28
Call Strike $4.85
Expires 07/02/2007
LIBOR Rate Swaption § m	710,500	1,140

Call Strike $5.00
Expires 08/08/2007
LIBOR Rate Swaption § m	$54,300	$64
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption § m	31,900	157
Call Strike $4.90
Expires 10/25/2007
LIBOR Rate Swaption § m	41,400	279
Call Strike $5.00
Expires 12/20/2007
LIBOR Rate Swaption § m	32,600	234
Call Strike $5.00
Expires 02/01/2008
LIBOR Rate Swaption m	35,900	90
Call Strike $4.75
Expires 02/01/2008
LIBOR Rate Swaption m	101,400	545
Call Strike $4.75
Expires 03/31/2008
LIBOR Rate Swaption § m	109,400	766
Call Strike $5.25
Expires 07/02/2007
LIBOR Rate Swaption § m	73,900	654
Call Strike $5.37
Expires 07/05/2009
LIBOR Rate Swaption m	52,900	549
Call Strike $5.20
Expires 01/25/2010
Put Swaptions (0.0%)
LIBOR Rate Swaption m	52,900	400
Put Strike $5.20
Expires 01/25/2010
Total Purchased Swaptions (cost: $5,437)		5,982
SECURITY LENDING COLLATERAL (0.1%)
Debt (0.1%)
Bank Notes (0.0%)
Bank of America
5.31%, due 05/17/2007	19	19
Commercial Paper (0.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	5	5
5.28%, due 04/11/2007	4	4
5.29%, due 04/12/2007	4	4
5.28%, due 04/19/2007	4	4
Bear Stearns & Co.
5.50%, due 07/10/2007	2	2
CAFCO LLC-144A
5.28%, due 04/17/2007	5	5
Charta LLC-144A
5.30%, due 05/09/2007	5	5

CIESCO LLC
5.28%, due 04/16/2007	$5		$5
Clipper Receivables Corp.
5.28%, due 04/04/2007	4		4
5.29%, due 04/11/2007	5		5
Compass Securitization LLC-144A
5.30%, due 04/17/2007	4		4
5.29%, due 04/25/2007	4		4
CRC Funding LLC-144A
5.28%, due 04/17/2007	5		5
5.29%, due 04/25/2007	4		4
Den Danske Bank
5.27%, due 04/10/2007	5		5
5.29%, due 04/30/2007	9		9
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	2		2
5.29%, due 04/26/2007	4		4
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	4		4
5.28%, due 04/04/2007	—	☐	—	☐
5.28%, due 04/12/2007	5		5
5.28%, due 04/19/2007	4		4
5.29%, due 04/25/2007	4		4
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	7		7
5.28%, due 04/17/2007	4		4
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	6		6
5.28%, due 04/09/2007	4		4
5.29%, due 04/19/2007	4		4
5.30%, due 04/26/2007	7		7
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	4		4
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	4		4
5.29%, due 04/18/2007	4		4
Liberty Street-144A
5.29%, due 04/26/2007	6		6
Morgan Stanley
5.51%, due 08/01/2007	4		4
Old Line Funding LLC-144A
5.29%, due 04/23/2007	4		4
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	4		4
5.29%, due 04/24/2007	4		4
5.30%, due 04/25/2007	4		4
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	2		2
5.29%, due 04/20/2007	4		4
5.30%, due 04/24/2007	4		4
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	4		4
5.29%, due 05/01/2007	6		6

Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	$4	$4
5.29%, due 04/03/2007	4	4
5.29%, due 04/18/2007	6	6
5.30%, due 04/30/2007	4	4
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	4	4
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	4	4
5.28%, due 04/20/2007	6	6
Yorktown Capital LLC
5.30%, due 04/02/2007	4	4
5.29%, due 04/04/2007	4	4
5.29%, due 04/12/2007	4	4
5.30%, due 04/19/2007	6	6
Euro Dollar Overnight (0.0%)
Abbey National PLC
5.27%, due 04/03/2007	4	4
Bank of Montreal
5.40%, due 04/02/2007	6	6
Bank of Nova Scotia
5.28%, due 04/02/2007	6	6
BNP Paribas
5.42%, due 04/02/2007	7	7
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	7	7
Erste Bank
5.28%, due 04/04/2007	9	9
Lloyds TSB Bank
5.27%, due 04/05/2007	13	13
Rabobank Nederland
5.40%, due 04/02/2007	11	11
Royal Bank of Canada
5.39%, due 04/02/2007	11	11
Societe Generale
5.38%, due 04/02/2007	6	6
5.27%, due 04/05/2007	7	7
Svenska Handlesbanken
5.38%, due 04/02/2007	9	9
UBS AG
5.29%, due 04/02/2007	7	7
5.29%, due 04/06/2007	13	13
Euro Dollar Terms (0.0%)
Abbey National PLC
5.27%, due 04/26/2007	4	4
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	11	11
Bank of Montreal
5.27%, due 04/11/2007	6	6
5.27%, due 04/20/2007	4	4

Bank of Nova Scotia
5.28%, due 04/09/2007	$6	$6
5.28%, due 04/30/2007	4	4
Barclays
5.31%, due 04/09/2007	9	9
5.32%, due 04/23/2007	4	4
5.29%, due 05/07/2007	4	4
5.30%, due 05/16/2007	4	4
5.29%, due 05/21/2007	4	4
Calyon
5.30%, due 05/17/2007	4	4
5.31%, due 05/24/2007	2	2
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	19	19
Citigroup
5.31%, due 05/04/2007	4	4
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	9	9
5.30%, due 05/17/2007	9	9
Deutsche Bank
5.28%, due 04/10/2007	2	2
5.27%, due 04/20/2007	4	4
5.30%, due 05/15/2007	4	4
First Tennessee National Corp.
5.31%, due 05/02/2007	4	4
Fortis Bank
5.27%, due 04/12/2007	9	9
5.27%, due 04/13/2007	4	4
5.30%, due 06/25/2007	9	9
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	4	4
5.30%, due 06/13/2007	4	4
KBC Bank NV
5.27%, due 05/02/2007	4	4
Lloyds TSB Bank
5.28%, due 04/27/2007	4	4
Rabobank Nederland
5.27%, due 04/10/2007	4	4
Regions Bank
5.30%, due 04/23/2007	2	2
Royal Bank of Scotland
5.29%, due 05/07/2007	7	7
5.30%, due 05/08/2007	4	4
5.30%, due 05/09/2007	4	4
5.31%, due 05/25/2007	4	4
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	4	4
Societe Generale
5.28%, due 05/21/2007	4	4
5.31%, due 05/24/2007	7	7
Swedbank AB
5.30%, due 05/11/2007	15	15

Repurchase Agreements (0.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $16 on 04/02/2007	$16	$16
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $74 on 04/02/2007	74	74
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $11 on 04/02/2007	11	11
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $25 on 04/02/2007	25	25

	Shares	Value
Investment Companies (0.0%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	3,900	$4
Reserve Primary Money Market Fund
1-day yield of 5.23%	8,621	8
Total Security Lending Collateral (cost: $724)		724
Total Investment Securities (cost: $1,599,967) #		$1,600,512

	Contracts ◆	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
10-Year U.S. Treasury Note Future	409	$(70)
Call Strike $110.00
Expires 05/25/2007
EURO Dollar 1-Year MID-CRV June 2008 Future	680	(81)
Call Strike $95.75
Expires 06/15/2007
Total Written Options (premiums: $437)		(151)

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.4%)
Covered Call Swaptions (-0.4%)
EURIBOR Rate Swaption m	$33,700	$(80)
Call Strike $4.10
Expires 07/02/2007
GBP-LIBOR Rate Swaption m	4,600	(1)
Call Strike $4.85
Expires 06/15/2007
GBP-LIBOR Rate Swaption m	2,000	0 ☐
Call Strike $4.85
Expires 06/15/2007
GBP-LIBOR Rate Swaption m	19,500	(38)
Call Strike $4.85
Expires 09/14/2007
LIBOR Rate Swaption m	18,000	(300)
Call Strike $5.34
Expires 06/07/2007
LIBOR Rate Swaption m	29,800	(816)
Call Strike $5.60
Expires 06/30/2007

LIBOR Rate Swaption m	$10,800	$(65)
Call Strike $4.95
Expires 07/02/2007
LIBOR Rate Swaption m	24,200	(643)
Call Strike $5.50
Expires 07/02/2007
LIBOR Rate Swaption m	127,900	(798)
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption m	9,100	(54)
Call Strike $4.90
Expires 08/08/2007
LIBOR Rate Swaption m	13,900	(149)
Call Strike $5.01
Expires 10/25/2007
LIBOR Rate Swaption m	18,000	(271)
Call Strike $5.15
Expires 12/20/2007
LIBOR Rate Swaption m	7,900	(80)
Call Strike $4.90
Expires 02/01/2008
LIBOR Rate Swaption m	14,200	(204)
Call Strike $5.10
Expires 02/01/2008
LIBOR Rate Swaption m	44,100	(484)
Call Strike $4.90
Expires 03/31/2008
LIBOR Rate Swaption m	47,600	(878)
Call Strike $5.37
Expires 07/02/2007
Total Written Swaptions (premiums: $4,386)		(4,861)

TA PIMCO Total Return - Swaps

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 2.25%, due 03/31/2030.
Counterparty: JP Morgan Chase m§	5/20/2007	$400	$—	☐
Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp., 6.875%, due 08/28/2012.
Counterparty: Lehman Securities, Inc. m§	6/20/2007	1,200	8
Receive a fixed rate equal to 2.15% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: UBS AG m§	10/15/2010	EUR 6,300	138
Receive a fixed rate equal to 2.10% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC m§	10/15/2010	EUR 2,500	54
Receive a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index and the Fund will pay a fixed rate equal to 2.09%.
Counterparty: BNP Paribas m§	10/15/2010	EUR 5,000	100
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	12/15/2035	$20,100	(545)
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Barclays Bank PLC m§	12/15/2035	GBP 10,100	416
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Deutsche Bank AG §	12/15/2035	GBP 6,400	298
Receive a floating rate based on the 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2013	JPY 1,080,000	(35)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR.
Counterparty: Deutsche Bank AG	9/15/2015	GBP 3,300	$(190)
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.25%.
Counterparty: Goldman Sachs Capital Markets, LP m§	6/12/2036	GBP 1,500	76
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: UBS AG m§	6/18/2009	$105,600	515
Receive a fixed rate equal to 8.86% and the Fund will pay a floating rate based on the Mexican Peso Interbank Equilibrium Interest Rate (TIIE)-Banxico.
Counterparty: Citibank NA m§	9/12/2016	MXN 14,400	82
Receive a fixed rate equal to 0.06% and the Fund will pay to the counterparty at the notional amount in the event of default of American International Group, Inc. 5.60%, due 10/18/2016
Counterparty: Lehman Securities, Inc.	3/20/2008	$8,100	(1)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2037	15,600	(540)
Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the New Zealand Dollar -Bank Bill Rate -FRA(NZD-BBR-FRA).
Counterparty: Citibank NA m	6/15/2009	NZD 8,000	(56)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG	6/20/2037	$18,500	(691)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Royal Bank of Scotland PLC	6/20/2037	$29,900	(464)
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based the on Mexican Peso TIIE-Banxico.
Counterparty: Merrill Lynch Capital Services m§	9/5/2016	MXN 26,900	48

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Deutsche Bank AG m§	6/20/2017	$14,200	$318
Receive a floating rate based on the 6-month Great British Pound-LIBOR and pay a fixed rate equal to 4.00%.
Counterparty: Goldman Sachs Capital Markets, LP m§	12/15/2035	GBP 17,500	737
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA m§	11/4/2016	MXN 29,200	91
Receive a fixed rate equal to 8.17% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico.
Counterparty: Goldman Sachs Capital Markets, LP m§	11/4/2016	MXN 9,600	20
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Citibank NA m§	6/20/2017	$30,200	662
Receive a floating rate based on the 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc. m§	6/20/2017	36,200	828
Receive a floating rate based on the 3-month United States Dollar-LIBOR and pay a fixed rate equal to 5.00%.
Counterparty: Royal Bank of Scotland PLC m§	6/20/2017	34,400	414
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Royal Bank of Scotland PLC m§	6/20/2012	$2,100	(15)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC m§	6/20/2012	$13,700	(97)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Lehman Securities, Inc. m§	6/20/2012	13,300	(95)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc. m§	6/20/2012	$4,800	$(35)
Receive a fixed rate equal to 8.72% and the Fund will pay a floating rate based on the Mexican Peso TIIE-Banxico.
Counterparty: Citibank NA m§	9/15/2016	MXN 65,300	162
Receive from the counterparty at the notional amount in the event of default of Morgan Stanley BP, 5.84%, due 10/15/2015, and the Fund will pay a fixed rate equal to 0.275%.
Counterparty: Royal Bank of Scotland PLC m§	12/20/2015	$1,100	10
Receive from the counterparty at the notional amount in the event of default of Avebury Finance CDO PLC, 7.05%, due 01/08/2051 and the Fund will pay a fixed rate equal to 1.80%.
Counterparty: Merrill Lynch International m§	1/8/2051	10,000	572

Receive a fixed rate equal to 0.463% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the Dow Jones Credit Default Index (CDX).IG.5 10 Year Index, the remaining interest payments on those defaulted securities.

Counterparty: Morgan Stanley Capital Services, Inc. m	12/20/2015	9,600	(33)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%.

Counterparty: Morgan Stanley Capital Services, Inc. m§	12/20/2012	13,400	10
Receive from the counterparty at the notional amount in the event of default of Kraft Foods, Inc., 5.625%, due 11/1/2011, and the Fund will pay a fixed rate equal to 0.15%.
Counterparty: Royal Bank of Scotland PLC m§	12/20/2011	4,000	12
Receive from the counterparty at the notional amount in the event of default of Avon Products, Inc., 5.125%, due 01/15/2011 and the Fund will pay a fixed rate equal to 0.15%.
Counterparty: Credit Suisse International	3/20/2011	4,000	(7)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.4%.

Counterparty: Deutsche Bank AG	12/20/2011	$20,100	$33
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Deutsche Bank AG m§	12/20/2007	900	—	☐
Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond, 8.875%, due 09/30/2027.
Counterparty: Barclays Bank PLC	12/20/2008	4,500	—	☐

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.IG.7 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.65%.

Counterparty: Morgan Stanley Capital Services, Inc.	12/20/2016	16,600	139

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: HSBC Bank USA	12/20/2016	EUR 8,600	(9)

Receive from the Counterparty, in the event of default on any of the securities in the iTraxx Europe HiVol Series Version 1 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.85%.

Counterparty: Deutsche Bank AG	12/20/2016	EUR 7,900	(9)
Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Barclays Bank PLC m§	12/20/2008	$700	2

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond, 6.75%, due 03/10/2014.
Counterparty: Royal Bank of Scotland PLC m§	12/20/2008	$700	$—	☐
Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond, 7.65%, due 06/11/2013.
Counterparty: Deutsche Bank AG m§	12/20/2008	700	2
Receive from the counterparty at the notional amount in the event of default of BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 01/10/2041, and the Fund will pay a fixed rate equal to 2.25%.
Counterparty: Citibank NA m§	1/10/2041	2,500	332
Receive from the counterparty at the notional amount in the event of default of Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 04/06/2046, and the Fund will pay a fixed rate equal to 2.22%.
Counterparty: Credit Suisse International m§	1/6/2046	2,500	275

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.NA.HY.7 100 credit main index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 3.25%.

Counterparty: Lehman Securities, Inc.	12/20/2011	750	6
Receive from the counterparty at the notional amount in the event of default of Toll Bros Finance Corp., 6.88%, due 11/15/2012, and the Fund will pay a fixed rate equal to 0.8%.
Counterparty: JP Morgan Chase m§	3/20/2012	3,600	75
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Goldman Sachs Capital Markets, LP	6/20/2014	60,000	(198)
Receive from the counterparty at the notional amount in the event of default of Lennar Corp., 5.95%, due 03/01/2013, and the Fund will pay a fixed rate equal to 0.58%.
Counterparty: UBS AG m§	3/20/2012	1,300	32

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Deutsche Bank AG m§	6/20/2009	$113,300	$(13)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Barclays Bank PLC m§	6/20/2009	87,300	272
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: Lehman Securities, Inc.	6/20/2014	49,600	630
Receive from the counterparty at the notional amount in the event of default of HSBC Finance Corp., 6.38%, due 10/15/2011, and the Fund will pay a fixed rate equal to 0.20%.
Counterparty: Royal Bank of Scotland PLC	12/20/2011	2,000	(6)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR.
Counterparty: Royal Bank of Scotland PLC	9/15/2010	GBP 3,100	(27)
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR.
Counterparty: Barclays Bank PLC	9/16/2010	GBP 16,300	(158)
Receive a fixed rate equal to 7.25% and the Fund will pay a floating rate based on the NZD-BBR-FRA.
Counterparty: UBS AG m	6/15/2009	NZD 60,500	(190)
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- Bank Bill Swap (AUD- BBR-BBSW).
Counterparty: Morgan Stanley Capital Services, Inc. m	1/15/2010	AUD 85,700	(85)
Receive a fixed rate equal to 6.50% and the Fund will pay a floating rate based on the 6-month AUD- BBR-BBSW.
Counterparty: Citibank NA m	1/15/2010	AUD 42,850	(48)
Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Lehman Securities, Inc. m§	3/15/2012	EUR 1,000	2
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Barclays Bank PLC m§	3/15/2012	EUR 3,200	5

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: JP Morgan Chase m §	3/15/2012	EUR 1,800	$1
Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP m§	3/15/2012	EUR 3,300	8
Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%.
Counterparty: Barclays Bank PLC m §	12/15/2011	EUR 87,300	230
Receive a fixed rate equal to 1.0% and the Fund will pay a floating rate based on 6-month Japanese Yen-LIBOR.
Counterparty: UBS AG m §	9/18/2008	JPY 6,100,000	48
Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar-LIBOR.
Counterparty: UBS AG m §	6/20/2012	$2,900	(2)
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Royal Bank of Scotland PLC m	3/28/2012	EUR 1,000	—	☐
Receive a fixed rate equal to1.95% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Royal Bank of Scotland PLC m	3/30/2012	EUR 1,100	—	☐
Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC - Excluding Tobacco-Non-Revised Consumer Price Index.
Counterparty: Goldman Sachs Capital Markets, LP m	3/30/2012	EUR 1,100	—	☐
Total Swap Agreements (premium $4,140)			$4,114

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2007.
§	Security is deemed to be illiquid.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $710.
(c)	Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch above or below A-/A3.
❖

At March 31, 2007, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts and open futures contracts. The values of all securities segregated at March 31, 2007, are $297 and $4,325, respectively.

¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by a U.S. Government Obligation with an interest rate and maturity date of 8.75% and 08/15/2020, respectively, and with a market value plus accrued interest of $25,598.

††

Cash collateral for the Repurchase Agreements, valued at $130, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

◆	Contract amounts are not in thousands.
☐	Value is less than $1.
m	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $1,600,653. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,118 and $5,259, respectively. Net unrealized depreciation for tax purposes is $141.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $77,469 or 6.4% of the net assets of the Fund.

AUD	Australian Dollar
BRL	Brazilian Real
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offer Rate
GBP	Great British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offer Rate
MXN	Mexican Peso
NZD	New Zealand dollar
RACERS	Restructured Asset Certificates with Enhanced Returns
REIT	Real Estate Investment Trust
TBA	Mortgage-backed securities traded under delayed delivery commitments.

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	402	04/05/2007	$308	$16
Australian Dollar	(612)	04/19/2007	(490)	(5)
Brazilian Real	(143)	03/04/2008	(66)	(1)
Brazilian Real	10,567	05/03/2007	4,891	252
Brazilian Real	(10,567)	05/03/2007	(5,022)	(121)
Brazilian Real	12,233	06/04/2007	5,508	423
Brazilian Real	(3,350)	06/04/2007	(1,568)	(56)
British Pound Sterling	271	04/05/2007	524	8
British Pound Sterling	(5,282)	04/05/2007	(10,322)	(38)
Canadian Dollar	7,442	04/05/2007	6,339	112
Canadian Dollar	(13,987)	04/05/2007	(12,033)	(92)
Danish Krone	(51,392)	06/07/2007	(9,126)	(76)
Euro Dollar	501	04/26/2007	670	(2)
Euro Dollar	(8,238)	04/26/2007	(11,017)	40
Japanese Yen	(1,957,568)	05/15/2007	(16,524)	(145)
Mexican Peso	37,268	03/13/2008	3,311	3
Mexican Peso	37,268	04/18/2007	3,361	21
Mexican Peso	(37,268)	04/18/2007	(3,381)	(1)
New Zealand Dollar	(266)	04/19/2007	(187)	(3)
Polish Zloty	9,074	04/18/2007	3,136	(5)
Polish Zloty	(9,074)	04/18/2007	(3,128)	(3)
Polish Zloty	9,074	09/28/2007	3,142	3
Republic of Korea Won	3,172,415	04/18/2007	3,409	(35)
Republic of Korea Won	2,511,161	04/30/2007	2,679	(8)
Russian Rouble	89,725	12/07/2007	3,422	26
Singapore Dollar	5,109	04/18/2007	3,350	18
			$(28,814)	$331

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

					Net Unrealized
				Settlement	Appreciation
Currency Bought	Amount	Currency Sold	Amount	Date	(Depreciation)
Norwegian Krone	17,782	British Pound Sterling	1,490	4/12/2007	(8)
					(8)

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts †	Date	Amount	(Depreciation)
10-Year Japan Government Bond	8	06/20/2007	$9,089	$(10)
10-Year U.S. Treasury Note	228	06/30/2007	24,653	35
2-Year U.S. Treasury Note	(1,382)	07/05/2007	(283,159)	(374)
3-Month Euro EURIBOR	141	09/17/2007	44,952	(171)
3-Month GBP LIBOR	539	06/18/2008	0	(7)
90-Day Euro Dollar	905	06/18/2007	214,338	(74)
90-Day Euro Dollar	219	12/17/2007	52,081	11
90-Day Euro Dollar	2,254	03/17/2008	536,875	1,054
90-Day Euro Dollar	1,724	06/16/2008	410,937	577
90-Day GBP LIBOR	462	12/19/2007	0	(6)
90-Day GBP LIBOR	109	12/19/2007	25,176	(160)
90-Day GBP LIBOR	1,059	03/19/2008	0	(13)
90-Day GBP LIBOR	1,106	03/19/2008	255,565	(424)
90-Day GBP LIBOR	1,218	06/18/2008	281,594	(566)
90-Day GBP LIBOR	200	09/17/2008	46,254	(88)
90-Day GBP LIBOR	381	12/17/2008	88,141	(154)
Euro-BOBL	764	06/12/2007	110,019	(654)
Euro-BUND	(53)	05/24/2007	(3)	15
Euro-BUND	(53)	05/24/2007	(29)	(12)
Euro-BUND	91	06/10/2007	13,921	(108)
			$1,830,404	$(1,129)

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (0.1%)
Automotive (0.1%)
Ford Motor Co.
4.25%, due 12/15/2036	$824	$908
Total Convertible Bond (cost: $824)		908

	Shares	Value
COMMON STOCKS (95.8%)
Amusement & Recreation Services (0.9%)
Disney (Walt) Co. (The)	163,800	$5,640
Automotive (0.8%)
Ford Motor Co. †	179,700	1,418
Genuine Parts Co.	73,050	3,579
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	130,000	6,560
Coca-Cola Co. (The)	143,500	6,888
Business Services (0.5%)
Fannie Mae	52,200	2,849
Chemicals & Allied Products (4.1%)
Avon Products, Inc.	136,100	5,071
Chemtura Corp.	109,318	1,195
Colgate-Palmolive Co.	117,500	7,848
du Pont (E.I.) de Nemours & Co.	126,600	6,258
International Flavors & Fragrances, Inc.	108,300	5,114
Commercial Banks (8.8%)
Citigroup, Inc.	133,659	6,862
Fifth Third Bancorp †	167,800	6,492
JP Morgan Chase & Co.	307,022	14,854
Mellon Financial Corp.	164,980	7,117
National City Corp. †	86,300	3,215
PNC Financial Services Group, Inc.	1	—	☐
State Street Corp.	78,300	5,070
SunTrust Banks, Inc.	58,800	4,883
US Bancorp	117,200	4,098
Wells Fargo & Co.	68,740	2,367
Communications Equipment (1.2%)
Motorola, Inc.	165,700	2,928
Nokia Corp., ADR	209,400	4,799
Computer & Data Processing Services (2.0%)
Computer Sciences Corp. ‡	40,900	2,132
Microsoft Corp.	372,100	10,370

Computer & Office Equipment (1.6%)
Dell, Inc. ‡	201,300	$4,672
International Business Machines Corp.	58,700	5,533
Diversified (1.0%)
Honeywell International, Inc.	131,000	6,034
Electric Services (3.2%)
Duke Energy Corp.	185,700	3,768
FirstEnergy Corp.	62,650	4,150
Pinnacle West Capital Corp.	43,200	2,084
Progress Energy, Inc. †	89,700	4,524
TECO Energy, Inc. †	71,100	1,224
Xcel Energy, Inc.	166,500	4,111
Electric, Gas & Sanitary Services (2.7%)
Entergy Corp.	64,400	6,757
NiSource, Inc.	252,500	6,171
Waste Management, Inc.	110,462	3,801
Electronic & Other Electric Equipment (4.0%)
Cooper Industries, Ltd.-Class A	63,814	2,871
General Electric Co.	517,550	18,301
Sony Corp.	79,500	4,033
Electronic Components & Accessories (1.9%)
Analog Devices, Inc.	131,400	4,532
Intel Corp.	145,700	2,787
Tyco International, Ltd.	150,700	4,755
Fabricated Metal Products (0.6%)
Fortune Brands, Inc. †	48,600	3,831
Food & Kindred Products (2.6%)
Archer-Daniels-Midland Co.	38,800	1,424
Campbell Soup Co. †	73,200	2,851
General Mills, Inc.	91,300	5,315
Hershey Co. (The) †	13,900	760
Kraft Foods, Inc.-Class A †	63,400	2,007
McCormick & Co., Inc.	69,100	2,662
Sara Lee Corp.	55,900	946
Furniture & Fixtures (0.6%)
Masco Corp. †	146,300	4,009
Furniture & Home Furnishings Stores (0.5%)
Bed Bath & Beyond, Inc. ‡	74,800	3,005
Gas Production & Distribution (0.4%)
Spectra Energy Corp.	101,800	2,674
Industrial Machinery & Equipment (2.4%)
Applied Materials, Inc.	91,700	1,680
Eaton Corp.	27,800	2,323
Illinois Tool Works, Inc.	82,500	4,257
Ingersoll-Rand Co.-Class A	70,800	3,071
Pall Corp.	98,700	3,751
Instruments & Related Products (1.4%)
Eastman Kodak Co. †	173,300	3,910
Raytheon Co.	88,000	4,616

Insurance (3.4%)
American International Group, Inc.	111,700	$7,508
Chubb Corp.	49,600	2,563
Progressive Corp. (The)	124,300	2,712
Travelers Cos., Inc. (The)	102,210	5,291
Unum Group †	150,600	3,468
Insurance Agents, Brokers & Service (1.4%)
Marsh & McLennan Cos., Inc.	307,800	9,015
Life Insurance (0.9%)
Lincoln National Corp.	86,366	5,855
Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	152,200	5,592
Medical Instruments & Supplies (1.0%)
Baxter International, Inc.	82,000	4,319
Boston Scientific Corp. ‡	148,100	2,153
Mining (0.9%)
Vulcan Materials Co. †	45,700	5,323
Mortgage Bankers & Brokers (0.3%)
Countrywide Financial Corp.	50,400	1,695
Motion Pictures (1.3%)
Time Warner, Inc.	398,700	7,862
Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corp.	98,300	4,225
BJ Services Co.	95,400	2,662
Royal Dutch Shell PLC- Class A, ADR	133,400	8,844
Schlumberger, Ltd.	68,200	4,713
Paper & Allied Products (4.8%)
3M Co.	110,700	8,461
Avery Dennison Corp.	78,300	5,032
International Paper Co.	263,093	9,577
Kimberly-Clark Corp.	56,400	3,863
MeadWestvaco Corp.	102,800	3,170
Personal Services (0.7%)
H&R Block, Inc. †	194,200	4,086
Petroleum Refining (6.8%)
BP PLC, ADR	74,874	4,848
Chevron Corp.	166,150	12,288
Exxon Mobil Corp.	160,138	12,082
Hess Corp.	129,190	7,166
Murphy Oil Corp.	80,700	4,309
Statoil ASA	74,200	2,012
Pharmaceuticals (8.4%)
Abbott Laboratories	77,900	4,347
Amgen, Inc. ‡	71,900	4,018
Bristol-Myers Squibb Co.	176,800	4,908
Johnson & Johnson	97,800	5,893
Lilly (Eli) & Co.	149,000	8,003
MedImmune, Inc. † ‡	78,300	2,849
Merck & Co., Inc.	213,400	9,426

Pfizer, Inc.	272,200	$6,876
Wyeth	128,100	6,409
Primary Metal Industries (0.6%)
Alcoa, Inc.	113,900	3,861
Printing & Publishing (3.8%)
CBS Corp.-Class B	143,500	4,390
Dow Jones & Co., Inc. †	116,800	4,026
Gannett Co., Inc.	46,700	2,629
New York Times Co.-Class A †	231,000	5,431
Tribune Co. †	235,100	7,549
Radio & Television Broadcasting (0.6%)
Viacom, Inc.-Class B ‡	97,900	4,025
Radio, Television & Computer Stores (0.3%)
RadioShack Corp. †	59,800	1,616
Railroads (1.5%)
Norfolk Southern Corp.	50,200	2,540
Union Pacific Corp.	67,800	6,885
Residential Building Construction (0.4%)
DR Horton, Inc.	104,800	2,306
Retail Trade (1.0%)
Wal-Mart Stores, Inc.	126,200	5,925
Rubber & Misc. Plastic Products (1.0%)
Newell Rubbermaid, Inc.	197,400	6,137
Security & Commodity Brokers (1.6%)
Charles Schwab Corp. (The)	319,800	5,849
Morgan Stanley	52,200	4,111
Telecommunications (5.6%)
ALLTEL Corp.	84,800	5,258
AT&T, Inc.	313,240	12,351
Qwest Communications International † ‡	652,400	5,865
Sprint Nextel Corp.	237,500	4,503
Verizon Communications, Inc.	150,042	5,690
Windstream Corp.	93,572	1,375
Tobacco Products (0.5%)
UST, Inc.	54,100	3,137
Toys, Games & Hobbies (1.0%)
Mattel, Inc.	216,100	5,958
Trucking & Warehousing (0.2%)
United Parcel Service, Inc.-Class B	21,500	1,507
Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.	45,000	1,522
Total Common Stocks (cost: $460,948)		598,676

	Principal	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (7.6%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$1,266	$1,266
Commercial Paper (2.5%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	380	380
5.28%, due 04/11/2007	253	253
5.29%, due 04/12/2007	253	253
5.28%, due 04/19/2007	253	253
Bear Stearns & Co.
5.50%, due 07/10/2007	127	127
CAFCO LLC-144A
5.28%, due 04/17/2007	380	380
Charta LLC-144A
5.30%, due 05/09/2007	380	380
CIESCO LLC
5.28%, due 04/16/2007	380	380
Clipper Receivables Corp.
5.28%, due 04/04/2007	253	253
5.29%, due 04/11/2007	380	380
Compass Securitization LLC-144A
5.30%, due 04/17/2007	253	253
5.29%, due 04/25/2007	253	253
CRC Funding LLC-144A
5.28%, due 04/17/2007	380	380
5.29%, due 04/25/2007	253	253
Den Danske Bank
5.27%, due 04/10/2007	380	380
5.29%, due 04/30/2007	633	633
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	127	127
5.29%, due 04/26/2007	253	253
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	253	253
5.28%, due 04/04/2007	28	28
5.28%, due 04/12/2007	380	380
5.28%, due 04/19/2007	253	253
5.29%, due 04/25/2007	253	253
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	506	506
5.28%, due 04/17/2007	253	253
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	380	380
5.28%, due 04/09/2007	253	253
5.29%, due 04/19/2007	253	253
5.30%, due 04/26/2007	501	501
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	253	253
Lexington Parker Capital Corp.-144A

5.29%, due 04/17/2007	$253	$253
5.29%, due 04/18/2007	253	253
Liberty Street-144A
5.29%, due 04/26/2007	380	380
Morgan Stanley
5.51%, due 08/01/2007	253	253
Old Line Funding LLC-144A
5.29%, due 04/23/2007	253	253
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	253	253
5.29%, due 04/24/2007	253	253
5.30%, due 04/25/2007	253	253
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	127	127
5.29%, due 04/20/2007	253	253
5.30%, due 04/24/2007	253	253
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	253	253
5.29%, due 05/01/2007	380	380
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	253	253
5.29%, due 04/03/2007	253	253
5.29%, due 04/18/2007	380	380
5.30%, due 04/30/2007	253	253
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	253	253
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	253	253
5.28%, due 04/20/2007	380	380
Yorktown Capital LLC
5.30%, due 04/02/2007	253	253
5.29%, due 04/04/2007	253	253
5.29%, due 04/12/2007	253	253
5.30%, due 04/19/2007	380	380
Euro Dollar Overnight (1.3%)
Abbey National PLC
5.27%, due 04/03/2007	253	253
Bank of Montreal
5.40%, due 04/02/2007	380	380
Bank of Nova Scotia
5.28%, due 04/02/2007	380	380
BNP Paribas
5.42%, due 04/02/2007	506	506
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	506	506
Erste Bank
5.28%, due 04/04/2007	633	633
Lloyds TSB Bank
5.27%, due 04/05/2007	886	886
Rabobank Nederland
5.40%, due 04/02/2007	760	760

Royal Bank of Canada
5.39%, due 04/02/2007	$760	$760
Societe Generale
5.38%, due 04/02/2007	380	380
5.27%, due 04/05/2007	506	506
Svenska Handlesbanken
5.38%, due 04/02/2007	591	591
UBS AG
5.29%, due 04/02/2007	506	506
5.29%, due 04/06/2007	886	886
Euro Dollar Terms (2.3%)
Abbey National PLC
5.27%, due 04/26/2007	253	253
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	760	760
Bank of Montreal
5.27%, due 04/11/2007	380	380
5.27%, due 04/20/2007	253	253
Bank of Nova Scotia
5.28%, due 04/09/2007	380	380
5.28%, due 04/30/2007	253	253
Barclays
5.31%, due 04/09/2007	633	633
5.32%, due 04/23/2007	253	253
5.29%, due 05/07/2007	253	253
5.30%, due 05/16/2007	253	253
5.29%, due 05/21/2007	253	253
Calyon
5.30%, due 05/17/2007	253	253
5.31%, due 05/24/2007	127	127
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,266	1,266
Citigroup
5.31%, due 05/04/2007	253	253
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	633	633
5.30%, due 05/17/2007	633	633
Deutsche Bank
5.28%, due 04/10/2007	127	127
5.27%, due 04/20/2007	253	253
5.30%, due 05/15/2007	253	253
First Tennessee National Corp.
5.31%, due 05/02/2007	253	253
Fortis Bank
5.27%, due 04/12/2007	633	633
5.27%, due 04/13/2007	253	253
5.30%, due 06/25/2007	633	633
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	253	253
5.30%, due 06/13/2007	253	253
KBC Bank NV
5.27%, due 05/02/2007	253	253

Lloyds TSB Bank
5.28%, due 04/27/2007	$253	$253
Rabobank Nederland
5.27%, due 04/10/2007	253	253
Regions Bank
5.30%, due 04/23/2007	127	127
Royal Bank of Scotland
5.29%, due 05/07/2007	506	506
5.30%, due 05/08/2007	253	253
5.30%, due 05/09/2007	253	253
5.31%, due 05/25/2007	253	253
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	253	253
Societe Generale
5.28%, due 05/21/2007	253	253
5.31%, due 05/24/2007	506	506
Swedbank AB
5.30%, due 05/11/2007	1,013	1,013
Repurchase Agreements (1.3%) † †
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,083 on 04/02/2007	1,083	1,083
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $4,942 on 04/02/2007	4,940	4,940
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $763 on 04/02/2007	763	763
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,691 on 04/02/2007	1,690	1,690

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	260,560	$261
Reserve Primary Money Market Fund
1-day yield of 5.23%	575,968	576
Total Security Lending Collateral (cost: $48,406)		48,406
Total Investment Securities (cost: $510,178) #		$647,990

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $45,952.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $8,673, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $511,288. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $145,913 and $9,211, respectively. Net unrealized appreciation for tax purposes is $136,702.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $12,173 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Aerospace (0.4%)
General Dynamics Corp.	24,200	$1,849
Air Transportation (1.1%)
Southwest Airlines Co.	342,500	5,035
Apparel & Accessory Stores (1.4%)
Kohl’s Corp. ‡	81,500	6,244
Beverages (1.3%)
InBev	29,400	2,115
PepsiCo, Inc.	59,000	3,750
Business Services (0.9%)
eBay, Inc. ‡	123,700	4,101
Chemicals & Allied Products (2.0%)
Monsanto Co.	49,800	2,737
Procter & Gamble Co.	66,257	4,185
Reckitt Benckiser PLC	43,142	2,239
Commercial Banks (5.7%)
Anglo Irish Bank Corp. PLC	185,125	3,943
Citigroup, Inc.	102,208	5,247
Erste Bank der Oesterreichischen Sparkassen AG	56,000	4,346
Northern Trust Corp.	50,600	3,043
State Street Corp.	84,900	5,497
UniCredito Italiano SpA (a) †	392,300	3,713
Communication (1.7%)
American Tower Corp.-Class A ‡	71,900	2,801
Crown Castle International Corp. ‡	138,600	4,453
EchoStar Communications Corp.-Class A ‡	12,100	526
Communications Equipment (2.0%)
Corning, Inc. ‡	124,300	2,827
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 ‡	394	—☐
QUALCOMM, Inc.	72,600	3,097
Telefonaktiebolaget LM Ericsson-Class B †	913,300	3,345
Computer & Data Processing Services (9.6%)
Adobe Systems, Inc. ‡	63,100	2,631
Amdocs, Ltd. ‡	121,200	4,421
Autodesk, Inc. ‡	77,400	2,910
Automatic Data Processing, Inc.	108,100	5,232
CA, Inc.	22	1
Electronic Arts, Inc. ‡	19,700	992
Google, Inc.-Class A ‡	18,900	8,659
Infosys Technologies, Ltd.	68,800	3,186
Intuit, Inc. ‡	52,900	1,447

Juniper Networks, Inc. ‡	168,300	$3,312
Microsoft Corp.	310,400	8,651
Yahoo!, Inc. ‡	75,600	2,366
Computer & Office Equipment (3.2%)
Apple, Inc. ‡	31,000	2,880
Cisco Systems, Inc. ‡	232,500	5,936
Dell, Inc. ‡	56,500	1,311
EMC Corp. ‡	183,100	2,536
HON HAI Precision Industry Co., Ltd., GDR, Reg S	153,400	2,057
Department Stores (0.3%)
Wal-Mart de Mexico SA, Sponsored ADR †	35,000	1,498
Drug Stores & Proprietary Stores (2.6%)
CVS/Caremark Corp. †	278,105	9,495
Walgreen Co.	48,800	2,239
Electronic & Other Electric Equipment (4.8%)
General Electric Co.	510,200	18,041
Harman International Industries, Inc.	32,600	3,132
Samsung Electronics Co., Ltd.	1,309	784
Electronic Components & Accessories (5.0%)
Analog Devices, Inc.	92,800	3,201
ASML Holding NV, ADR ‡	121,600	3,010
Intel Corp.	70,200	1,343
Marvell Technology Group, Ltd. ‡	251,500	4,228
Maxim Integrated Products, Inc.	111,400	3,275
Tyco International, Ltd.	137,100	4,326
Xilinx, Inc.	125,200	3,221
Entertainment (0.6%)
International Game Technology	64,500	2,605
Food Stores (0.3%)
Whole Foods Market, Inc. †	29,900	1,341
Furniture & Home Furnishings Stores (0.4%)
Bed Bath & Beyond, Inc. ‡	41,000	1,647
Hardware Stores (0.3%)
Fastenal Co. †	36,000	1,262
Hotels & Other Lodging Places (1.2%)
Marriott International, Inc.-Class A	51,200	2,507
MGM Mirage, Inc. ‡	18,000	1,251
Wynn Resorts, Ltd. †	17,600	1,670
Industrial Machinery & Equipment (2.1%)
Applied Materials, Inc.	98,400	1,803
Baker Hughes, Inc.	65,800	4,351
Deere & Co.	15,800	1,717
Joy Global, Inc. †	40,600	1,742
Instruments & Related Products (1.5%)
Danaher Corp.	94,900	6,781
Insurance (6.0%)
Aetna, Inc.	73,300	3,210
American International Group, Inc.	117,700	7,912

UnitedHealth Group, Inc.	161,600	$8,560
WellPoint, Inc. ‡	93,900	7,615
Insurance Agents, Brokers & Service (0.4%)
Humana, Inc. ‡	27,800	1,613
Leather & Leather Products (0.3%)
Coach, Inc. ‡	24,600	1,231
Life Insurance (1.0%)
Prudential Financial, Inc. †	51,300	4,630
Lumber & Other Building Materials (0.8%)
Home Depot, Inc. (The)	35,600	1,308
Lowe’s Cos., Inc.	77,800	2,450
Management Services (1.8%)
Accenture, Ltd.-Class A †	209,300	8,066
Medical Instruments & Supplies (2.5%)
Medtronic, Inc.	114,600	5,622
St. Jude Medical, Inc. ‡	26,000	978
Stryker Corp.	47,300	3,137
Zimmer Holdings, Inc. ‡	18,500	1,580
Metal Mining (0.8%)
BHP Billiton, Ltd.	148,716	3,591
Mortgage Bankers & Brokers (0.7%)
Countrywide Financial Corp.	99,900	3,361
Oil & Gas Extraction (3.8%)
EOG Resources, Inc.	38,700	2,761
Schlumberger, Ltd.	126,900	8,769
Total SA	79,525	5,552
Personal Credit Institutions (0.6%)
SLM Corp.	64,300	2,630
Petroleum Refining (1.4%)
Exxon Mobil Corp.	55,790	4,209
Murphy Oil Corp.	38,200	2,040
Pharmaceuticals (8.8%)
Amgen, Inc. ‡ †	103,400	5,778
Celgene Corp. ‡	40,900	2,146
Genentech, Inc. ‡	61,200	5,026
Gilead Sciences, Inc. ‡	62,000	4,743
Lilly (Eli) & Co.	36,200	1,944
Medco Health Solutions, Inc. ‡	79,600	5,773
Novartis AG †	100,105	5,715
Roche Holding AG-Genusschein	24,812	4,370
Sepracor, Inc. ‡ †	35,700	1,665
Wyeth	56,300	2,817
Radio & Television Broadcasting (3.1%)
Clear Channel Communications, Inc.	65,700	2,302
Grupo Televisa SA, Sponsored ADR	87,700	2,613
Liberty Media Holding Corp.-Capital-Class A ‡	34,187	3,781
Liberty Media Holding Corp.-Interactive-Class A ‡	97,239	2,316
Viacom, Inc.-Class B ‡	80,400	3,305

Residential Building Construction (0.6%)
Lennar Corp.-Class A †	64,600	$2,727
Retail Trade (4.0%)
Amazon.com, Inc. ‡†	123,100	4,898
Petsmart, Inc.	97,700	3,220
Target Corp.	104,200	6,175
Wal-Mart Stores, Inc.	87,800	4,122
Rubber & Misc. Plastic Products (0.3%)
NIKE, Inc.-Class B	11,100	1,179
Security & Commodity Brokers (8.8%)
American Express Co.	108,100	6,097
Charles Schwab Corp. (The)	189,900	3,473
Chicago Mercantile Exchange	3,400	1,810
E*TRADE Financial Corp. ‡	202,000	4,286
Franklin Resources, Inc.	40,600	4,906
Goldman Sachs Group, Inc. (The)	14,000	2,893
Housing Development Finance Corp.	24,200	846
Legg Mason, Inc.	31,800	2,996
Morgan Stanley	49,800	3,922
UBS AG-Registered	149,869	8,863
Telecommunications (3.2%)
America Movil SAB de CV, Series L, ADR	121,500	5,806
Bharti Televentures ‡	170,229	2,989
Rogers Communications, Inc.-Class B †	180,900	5,926
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	67,500	2,789
Water Transportation (0.2%)
Carnival Corp.	22,300	1,045
Wholesale Trade Nondurable Goods (0.3%)
SYSCO Corp.	44,800	1,516
Total Common Stocks (cost: $397,173)		447,694

	Principal	Value
SECURITY LENDING COLLATERAL (9.3%)
Debt (9.2%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	$1,112	$1,112
Commercial Paper (3.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	334	334
5.28%, due 04/11/2007	223	223
5.29%, due 04/12/2007	223	223
5.28%, due 04/19/2007	223	223
Bear Stearns & Co.
5.50%, due 07/10/2007	111	111
CAFCO LLC-144A
5.28%, due 04/17/2007	334	334

Charta LLC-144A
5.30%, due 05/09/2007	$334	$334
CIESCO LLC
5.28%, due 04/16/2007	334	334
Clipper Receivables Corp.
5.28%, due 04/04/2007	223	223
5.29%, due 04/11/2007	334	334
Compass Securitization LLC-144A
5.30%, due 04/17/2007	223	223
5.29%, due 04/25/2007	223	223
CRC Funding LLC-144A
5.28%, due 04/17/2007	334	334
5.29%, due 04/25/2007	223	223
Den Danske Bank
5.27%, due 04/10/2007	334	334
5.29%, due 04/30/2007	556	556
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	111	111
5.29%, due 04/26/2007	223	223
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	223	223
5.28%, due 04/04/2007	24	24
5.28%, due 04/12/2007	334	334
5.28%, due 04/19/2007	223	223
5.29%, due 04/25/2007	223	223
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	445	445
5.28%, due 04/17/2007	223	223
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	334	334
5.28%, due 04/09/2007	223	223
5.29%, due 04/19/2007	223	223
5.30%, due 04/26/2007	440	440
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	223	223
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	223	223
5.29%, due 04/18/2007	223	223
Liberty Street-144A
5.29%, due 04/26/2007	334	334
Morgan Stanley
5.51%, due 08/01/2007	223	223
Old Line Funding LLC-144A
5.29%, due 04/23/2007	223	223
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	222	222
5.29%, due 04/24/2007	222	222
5.30%, due 04/25/2007	222	222
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	111	111
5.29%, due 04/20/2007	222	222
5.30%, due 04/24/2007	222	222

Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	$222	$222
5.29%, due 05/01/2007	334	334
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	222	222
5.29%, due 04/03/2007	222	222
5.29%, due 04/18/2007	334	334
5.30%, due 04/30/2007	222	222
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	222	222
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	222	222
5.28%, due 04/20/2007	334	334
Yorktown Capital LLC
5.30%, due 04/02/2007	222	222
5.29%, due 04/04/2007	222	222
5.29%, due 04/12/2007	222	222
5.30%, due 04/19/2007	334	334
Euro Dollar Overnight (1.5%)
Abbey National PLC
5.27%, due 04/03/2007	222	222
Bank of Montreal
5.40%, due 04/02/2007	334	334
Bank of Nova Scotia
5.28%, due 04/02/2007	334	334
BNP Paribas
5.42%, due 04/02/2007	445	445
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	445	445
Erste Bank
5.28%, due 04/04/2007	556	556
Lloyds TSB Bank
5.27%, due 04/05/2007	779	779
Rabobank Nederland
5.40%, due 04/02/2007	667	667
Royal Bank of Canada
5.39%, due 04/02/2007	667	667
Societe Generale
5.38%, due 04/02/2007	334	334
5.27%, due 04/05/2007	445	445
Svenska Handlesbanken
5.38%, due 04/02/2007	519	519
UBS AG
5.29%, due 04/02/2007	445	445
5.29%, due 04/06/2007	779	779
Euro Dollar Terms (2.7%)
Abbey National PLC
5.27%, due 04/26/2007	222	222
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	667	667

Bank of Montreal
5.27%, due 04/11/2007	$334	$334
5.27%, due 04/20/2007	222	222
Bank of Nova Scotia
5.28%, due 04/09/2007	334	334
5.28%, due 04/30/2007	222	222
Barclays
5.31%, due 04/09/2007	556	556
5.32%, due 04/23/2007	222	222
5.29%, due 05/07/2007	222	222
5.30%, due 05/16/2007	222	222
5.29%, due 05/21/2007	222	222
Calyon
5.30%, due 05/17/2007	222	222
5.31%, due 05/24/2007	111	111
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,112	1,112
Citigroup
5.31%, due 05/04/2007	222	222
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	556	556
5.30%, due 05/17/2007	556	556
Deutsche Bank
5.28%, due 04/10/2007	111	111
5.27%, due 04/20/2007	222	222
5.30%, due 05/15/2007	222	222
First Tennessee National Corp.
5.31%, due 05/02/2007	222	222
Fortis Bank
5.27%, due 04/12/2007	556	556
5.27%, due 04/13/2007	222	222
5.30%, due 06/25/2007	556	556
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	222	222
5.30%, due 06/13/2007	222	222
KBC Bank NV
5.27%, due 05/02/2007	222	222
Lloyds TSB Bank
5.28%, due 04/27/2007	222	222
Rabobank Nederland
5.27%, due 04/10/2007	222	222
Regions Bank
5.30%, due 04/23/2007	111	111
Royal Bank of Scotland
5.29%, due 05/07/2007	445	445
5.30%, due 05/08/2007	222	222
5.30%, due 05/09/2007	222	222
5.31%, due 05/25/2007	222	222
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	222	222
Societe Generale
5.28%, due 05/21/2007	222	222
5.31%, due 05/24/2007	445	445

Swedbank AB
5.30%, due 05/11/2007	$890	$890
Repurchase Agreements (1.6%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $952 on 04/02/2007	951	951
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $4,343 on 04/02/2007	4,341	4,341
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $670 on 04/02/2007	670	670
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,485 on 04/02/2007	1,485	1,485

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	228,932	$229
Reserve Primary Money Market Fund
1-day yield of 5.23%	506,054	506
Total Security Lending Collateral (cost: $42,530)		42,530
Total Investment Securities (cost: $439,703) #		$490,224

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $41,187.
††

Cash collateral for the Repurchase Agreements, valued at $7,620, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $441,098. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $57,043 and $7,917, respectively. Net unrealized appreciation for tax purposes is $49,126.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $10,704 or 2.4% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.6%)
Air Transportation (0.5%)
Skywest, Inc.	50,500	$1,355
Amusement & Recreation Services (0.8%)
International Speedway Corp.-Class A	3,500	181
Station Casinos, Inc.	6,000	519
WMS Industries, Inc. ‡	34,200	1,342
Apartments (0.1%)
Essex Property Trust, Inc. REIT	1,800	233
Apparel & Accessory Stores (1.9%)
Aeropostale, Inc. ‡	14,900	599
Charlotte Russe Holding, Inc. ‡	26,600	768
Christopher & Banks Corp.	38,900	757
Citi Trends, Inc. ‡ †	18,400	786
Dress Barn, Inc. ‡	19,300	402
Pacific Sunwear of California, Inc. ‡ †	14,493	302
Ross Stores, Inc. †	20,100	691
Tween Brands, Inc. ‡	14,700	525
Apparel Products (0.9%)
Gymboree Corp. ‡	41,900	1,679
Quiksilver, Inc. ‡	47,800	555
Auto Repair, Services & Parking (0.1%)
Dollar Thrifty Automotive Group ‡	4,800	245
Automotive Dealers (1.1%)
MarineMax, Inc. ‡ †	26,800	621
O’Reilly Automotive, Inc. ‡	66,600	2,204
Beverages (0.3%)
Boston Beer Co., Inc.-Class A ‡	24,900	830
Business Services (2.8%)
Administaff, Inc.	14,400	507
aQuantive, Inc. ‡ †	15,400	430
ChoicePoint, Inc. ‡	26,900	1,007
Computer Programs & Systems, Inc.	35,300	947
Forrester Research, Inc. ‡	4,700	133
Getty Images, Inc. ‡	6,000	292
Heartland Payment Systems, Inc. †	5,700	135
Heidrick & Struggles International, Inc. ‡	11,000	533
inVentiv Health, Inc. ‡	11,100	425
Korn/Ferry International ‡	18,000	413
MoneyGram International, Inc.	32,500	902
Valueclick, Inc. ‡	28,900	755
WebSideStory, Inc. ‡ †	26,700	346
Wind River Systems ‡	38,000	378

Chemicals & Allied Products (1.1%)
Church & Dwight Co., Inc.	23,700	$1,193
Nalco Holding Co.	45,700	1,092
Scotts Miracle-Gro Co. (The)-Class A	14,100	621
Commercial Banks (1.3%)
Boston Private Financial Holdings, Inc.	22,900	639
East-West Bancorp, Inc.	22,100	813
Pinnacle Financial Partners, Inc. ‡	14,300	436
SVB Financial Group ‡ †	12,400	603
UCBH Holdings, Inc.	49,300	918
Communication (1.2%)
Global Payments, Inc.	27,620	941
SBA Communications Corp. ‡	65,900	1,947
Syniverse Holdings, Inc. ‡	22,600	238
Communications Equipment (0.9%)
Inter-Tel, Inc.	30,000	709
Plantronics, Inc.	15,900	376
Polycom, Inc. ‡	28,812	960
Standard Microsystems Corp. ‡	9,300	284
Computer & Data Processing Services (12.0%)
Activision, Inc. ‡ †	62,110	1,176
Actuate Corp. ‡	90,900	475
Ansys, Inc. ‡	16,100	817
Avocent Corp. ‡	17,050	460
CACI International, Inc.-Class A ‡	22,800	1,068
Cerner Corp. ‡ †	17,500	953
CNET Networks, Inc. ‡ †	94,500	823
Cybersource Corp. ‡	69,300	867
Digital River, Inc. ‡	15,100	834
Epicor Software Corp. ‡	36,700	511
F5 Networks, Inc. ‡	25,900	1,727
Factset Research Systems, Inc.	20,950	1,317
Fair Isaac Corp.	28,634	1,108
Global Cash Access, Inc. ‡	13,300	222
Hyperion Solutions Corp. ‡	33,650	1,744
IHS, Inc.-Class A ‡	13,000	534
Informatica Corp. ‡	133,300	1,790
Inforte Corp. ‡	146,198	507
Jack Henry & Associates, Inc.	20,300	488
Kenexa Corp. ‡ †	56,100	1,746
MicroStrategy, Inc.-Class A ‡ †	3,800	480
MTC Technologies, Inc. ‡	28,300	595
NCI, Inc.-Class A ‡	101,600	1,499
Parametric Technology Corp. ‡ †	19,800	378
Perot Systems Corp.-Class A ‡	38,600	690
Quest Software, Inc. ‡ †	36,000	586
Red Hat, Inc. ‡ †	26,500	608
RightNow Technologies, Inc. ‡ †	59,900	981
SINA Corp. ‡ †	9,900	333
SRA International, Inc.-Class A ‡ †	43,700	1,065
Synopsys, Inc. ‡	14,400	378

Taleo Corp.-Class A ‡	60,900	$1,010
THQ, Inc. ‡ †	29,900	1,022
TIBCO Software, Inc. ‡	54,600	465
Websense, Inc. ‡ †	48,200	1,108
Witness Systems, Inc. ‡	6,300	170
Computer & Office Equipment (0.3%)
Micros Systems, Inc. ‡	13,900	750
Construction (1.0%)
Foster Wheeler, Ltd. ‡	25,300	1,477
Insituform Technologies, Inc.-Class A ‡ †	17,800	370
MDC Holdings, Inc. †	11,795	567
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. ‡	68,594	177
Educational Services (1.3%)
DeVry, Inc.	23,200	681
ITT Educational Services, Inc. ‡	33,700	2,746
Electric, Gas & Sanitary Services (1.3%)
Stericycle, Inc. ‡	23,600	1,923
Waste Connections, Inc. ‡	44,325	1,327
Electronic & Other Electric Equipment (1.3%)
Aeroflex, Inc. ‡	78,100	1,027
Ametek, Inc.	36,300	1,254
Genlyte Group, Inc. ‡	9,600	677
Thomas & Betts Corp. ‡	5,300	259
Electronic Components & Accessories (6.0%)
Advanced Energy Industries, Inc. ‡	46,300	974
ATMI, Inc. ‡ †	19,500	596
Ceradyne, Inc. ‡ †	30,800	1,686
Color Kinetics, Inc. ‡ †	20,000	389
Cymer, Inc. ‡ †	36,100	1,500
Exar Corp. ‡	26,500	351
Integrated Device Technology, Inc. ‡	67,520	1,041
Intersil Corp.-Class A	48,860	1,294
Micrel, Inc. ‡	49,700	548
ON Semiconductor Corp. ‡ †	228,300	2,036
Pericom Semiconductor Corp. ‡	24,600	241
PMC-Sierra, Inc. ‡ †	42,100	295
Semtech Corp. ‡	51,700	697
Spansion LLC-Class A ‡	32,300	394
TTM Technologies, Inc. ‡	82,700	789
Varian Semiconductor Equipment Associates, Inc. ‡	37,850	2,020
Virage Logic Corp. ‡	62,900	457
Engineering & Management Services (0.2%)
Infrasource Services, Inc. ‡	12,900	394
Fabricated Metal Products (0.1%)
Simpson Manufacturing Co., Inc. †	7,400	228
Food & Kindred Products (0.3%)
Hercules, Inc. ‡	33,800	660

Food Stores (0.3%)
Pantry, Inc. (The) ‡	16,000	$724
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. †	19,100	677
Health Services (3.6%)
Amedisys, Inc. ‡ †	14,066	456
Community Health Systems, Inc. ‡	17,600	620
Coventry Health Care, Inc. ‡	22,050	1,236
Edwards Lifesciences Corp. ‡ †	22,700	1,151
Gentiva Health Services, Inc. ‡	25,400	512
Healthways, Inc. ‡ †	12,400	580
Human Genome Sciences, Inc. ‡ †	32,500	345
LCA-Vision, Inc. †	4,000	165
LifePoint Hospitals, Inc. ‡	14,800	566
Pediatrix Medical Group, Inc. ‡	9,100	519
Psychiatric Solutions, Inc. ‡	18,600	750
Symbion, Inc. ‡	40,600	796
Triad Hospitals, Inc. ‡	11,200	585
United Surgical Partners International, Inc. ‡	26,800	826
Holding & Other Investment Offices (1.1%)
Affiliated Managers Group ‡ †	25,600	2,774
PS Business Parks, Inc.	2,100	148
Hotels & Other Lodging Places (0.5%)
Choice Hotels International, Inc.	12,000	425
Orient-Express Hotels, Ltd.	14,500	867
Industrial Machinery & Equipment (5.1%)
Actuant Corp.-Class A †	41,800	2,122
Bucyrus International, Inc.-Class A †	6,100	314
Entegris, Inc. ‡ †	76,700	821
FMC Technologies, Inc. ‡	19,200	1,339
Gardner Denver, Inc. ‡	14,600	509
Graco, Inc.	19,500	764
Hydril ‡	4,700	452
Intermec, Inc. ‡ †	11,900	266
Kaydon Corp.	25,500	1,085
Kennametal, Inc.	6,200	419
Manitowoc Co.	23,400	1,487
Middleby Corp. ‡	3,500	461
Oil States International, Inc. ‡ †	48,200	1,547
Toro Co.	24,700	1,266
Instruments & Related Products (4.2%)
Cohu, Inc.	27,500	517
Dionex Corp. ‡	3,950	269
DRS Technologies, Inc.	10,910	569
FLIR Systems, Inc. ‡ †	51,200	1,826
Fossil, Inc. ‡	18,212	482
II-VI, Inc. ‡	30,500	1,032
Illumina, Inc. ‡ †	18,400	539
Input/Output, Inc. ‡ †	54,000	744
Itron, Inc. ‡ †	16,400	1,067

Mettler Toledo International, Inc. ‡	12,600	$1,129
Sonic Solutions, Inc. ‡ †	34,700	489
Teledyne Technologies, Inc. ‡	18,900	708
United Industrial Corp./New York †	11,100	613
Varian, Inc. ‡	10,200	594
Insurance (1.8%)
Centene Corp. ‡	26,900	565
HCC Insurance Holdings, Inc. †	26,400	813
Healthspring, Inc. ‡	12,300	290
Max Reinsurance Capital, Ltd.	22,600	576
Philadelphia Consolidated Holding Corp. ‡	19,600	862
Stancorp Financial Group, Inc.	27,600	1,357
Leather & Leather Products (0.1%)
Timberland Co.-Class A ‡	12,400	323
Lumber & Other Building Materials (0.1%)
Beacon Roofing Supply, Inc. ‡ †	21,900	354
Management Services (2.4%)
Corporate Executive Board Co.	36,200	2,750
CRA International, Inc. ‡ †	11,700	611
Navigant Consulting, Inc. ‡	41,400	818
Resources Connection, Inc. ‡	61,200	1,958
Manufacturing Industries (0.0%)
Shuffle Master, Inc. ‡ †	4,750	87
Medical Instruments & Supplies (5.6%)
American Medical Systems Holdings, Inc. ‡	35,100	743
Armor Holdings, Inc. ‡	26,400	1,778
Cyberoptics Corp. ‡	61,900	864
DENTSPLY International, Inc.	15,100	495
Hologic, Inc. ‡	27,700	1,597
ICU Medical, Inc. ‡	14,300	561
Integra LifeSciences Holdings Corp. ‡ †	8,000	365
Kyphon, Inc. ‡ †	30,700	1,386
Mentor Corp. †	12,700	584
Orbotech, Ltd. ‡	27,200	599
Resmed, Inc. ‡ †	23,600	1,189
Respironics, Inc. ‡	31,700	1,331
Stereotaxis, Inc. ‡ †	13,100	156
Steris Corp.	16,900	449
Techne Corp. ‡	18,300	1,045
Thoratec Corp. ‡	31,900	667
Ventana Medical Systems ‡	7,500	314
Metal Cans & Shipping Containers (0.5%)
Crown Holdings, Inc. ‡	49,300	1,206
Metal Mining (0.2%)
Cleveland-Cliffs, Inc. †	7,500	480
Mining (0.7%)
Florida Rock Industries, Inc.	6,800	458
Foundation Coal Holdings, Inc. †	17,200	591
Penn Virginia Corp.	8,900	653

Motion Pictures (0.7%)
Avid Technology, Inc. ‡ †	28,879	$1,007
Macrovision Corp. ‡ †	34,500	864
Oil & Gas Extraction (6.1%)
Acergy SA, Sponsored ADR ‡	20,100	428
Atwood Oceanics, Inc. ‡ †	11,000	646
Bill Barrett Corp. ‡ †	21,900	710
Cabot Oil & Gas Corp.	18,500	1,245
Comstock Resources, Inc. ‡	34,800	953
Denbury Resources, Inc. ‡	37,600	1,120
Global Industries, Ltd. ‡	51,800	947
Helix Energy Solutions Group, Inc. ‡	36,400	1,357
Helmerich & Payne, Inc.	29,300	889
Mariner Energy, Inc. ‡	40,418	773
Plains Exploration & Production Co. ‡	13,500	609
Range Resources Corp.	48,600	1,623
SEACOR Holdings, Inc. ‡	6,500	640
Tetra Technologies, Inc. ‡	53,900	1,332
Todco-Class A ‡	22,300	899
Unit Corp. ‡	8,000	405
W-H Energy Services, Inc. ‡	17,400	813
Personal Services (0.7%)
Jackson Hewitt Tax Service, Inc.	45,600	1,467
Steiner Leisure, Ltd. ‡	9,300	418
Petroleum Refining (0.4%)
Frontier Oil Corp.	32,100	1,048
Pharmaceuticals (7.1%)
Alexion Pharmaceuticals, Inc. ‡ †	15,100	653
Alkermes, Inc. ‡	33,000	510
BioMarin Pharmaceuticals, Inc. ‡ †	32,900	568
Cephalon, Inc. ‡ †	5,214	371
Charles River Laboratories International, Inc. ‡	7,700	356
Cubist Pharmaceuticals, Inc. ‡ †	14,300	316
Digene Corp. ‡	21,100	895
Henry Schein, Inc. ‡	7,800	430
Idexx Laboratories, Inc. ‡	10,900	955
Immucor, Inc. ‡	41,500	1,221
InterMune, Inc. ‡ †	5,300	131
Invitrogen Corp. ‡	19,000	1,209
Martek Biosciences Corp. ‡ †	10,300	212
Medarex, Inc. ‡ †	21,800	282
Medicines Co. ‡ †	45,900	1,151
Medicis Pharmaceutical Corp.-Class A †	42,900	1,322
Meridian Bioscience, Inc.	36,000	999
MGI PHARMA, Inc. ‡	11,800	265
Myriad Genetics, Inc. ‡	10,400	358
Neurocrine Biosciences, Inc. ‡ †	9,700	121
Noven Pharmaceuticals, Inc. ‡	52,100	1,209
Onyx Pharmaceuticals, Inc. ‡ †	10,300	256
OSI Pharmaceuticals, Inc. ‡ †	16,000	528
Panacos Pharmaceuticals, Inc. ‡	23,600	109

PDL BioPharma, Inc. ‡	57,600	$1,250
Salix Pharmaceuticals, Ltd. ‡	9,123	115
Sciele Pharma, Inc. ‡ †	13,900	329
Theravance, Inc. ‡	14,200	419
United Therapeutics Corp. ‡ †	4,900	264
Valeant Pharmaceuticals International	36,500	631
Viropharma, Inc. ‡	18,100	260
Xenoport, Inc. ‡	9,000	251
Primary Metal Industries (1.4%)
General Cable Corp. ‡	14,600	780
Lone Star Technologies, Inc. ‡	9,300	614
Matthews International Corp.-Class A	15,800	643
Steel Dynamics, Inc.	37,400	1,616
Radio, Television & Computer Stores (0.2%)
GameStop Corp.-Class A ‡	19,200	625
Real Estate (0.3%)
Jones Lang Lasalle, Inc.	7,700	803
Research & Testing Services (2.8%)
Advisory Board Co. (The) ‡	54,600	2,764
Core Laboratories NV ‡	14,600	1,224
DeCODE Genetics, Inc. ‡ †	48,300	176
Exelixis, Inc. ‡	30,700	305
Gen-Probe, Inc. ‡	29,600	1,394
Incyte Corp. ‡	39,500	260
iRobot Corp. ‡ †	31,200	408
Regeneron Pharmaceuticals, Inc. ‡	7,700	167
Senomyx, Inc. ‡ †	39,900	494
Restaurants (2.2%)
Applebees International, Inc.	15,300	379
BJ’s Restaurants, Inc. ‡ †	47,900	1,012
CEC Entertainment, Inc. ‡	10,000	415
Cheesecake Factory (The) ‡	21,900	584
PF Chang’s China Bistro, Inc. ‡ †	16,600	695
Rare Hospitality International, Inc. ‡	49,975	1,504
Sonic Corp. ‡	47,643	1,062
Retail Trade (3.5%)
AC Moore Arts & Crafts, Inc. ‡ †	48,400	1,033
Blue Nile, Inc. ‡ †	19,800	805
Coldwater Creek, Inc. ‡	72,950	1,479
Fred’s, Inc. †	13,650	201
Hibbett Sports, Inc. ‡	34,300	981
Marvel Entertainment, Inc. ‡ †	19,200	533
MSC Industrial Direct Co.-Class A	18,200	850
Nutri/System, Inc. ‡ †	13,000	681
priceline.com, Inc. ‡ †	17,200	916
Zumiez, Inc. ‡ †	37,100	1,488
Rubber & Misc. Plastic Products (0.4%)
Jarden Corp. ‡	25,700	984

Security & Commodity Brokers (2.1%)
Cohen & Steers, Inc.	11,400	$491
GFI Group, Inc. ‡	4,900	333
Greenhill & Co., Inc. †	22,500	1,381
IntercontinentalExchange, Inc. ‡ †	10,500	1,283
International Securities Exchange Holdings, Inc.	13,100	639
Knight Capital Group, Inc.-Class A ‡	21,200	336
optionsXpress Holdings, Inc.	18,000	424
Penson Worldwide, Inc. ‡	12,400	374
Shoe Stores (0.1%)
DSW, Inc.-Class A ‡	6,000	253
Social Services (0.5%)
Bright Horizons Family Solutions, Inc. ‡	34,400	1,299
Stone, Clay & Glass Products (0.8%)
Eagle Materials, Inc.	17,000	759
Gentex Corp. †	74,700	1,214
Telecommunications (1.9%)
Adtran, Inc. †	27,300	665
Cbeyond Communications, Inc. ‡	12,600	370
Leap Wireless International, Inc. ‡ †	23,700	1,564
NeuStar, Inc.-Class A ‡ †	21,500	611
NII Holdings, Inc. ‡	7,500	556
Time Warner Telecom, Inc.-Class A ‡	47,000	976
Transportation & Public Utilities (1.1%)
HUB Group, Inc.-Class A ‡	9,600	278
Pacer International, Inc.	14,200	383
UTI Worldwide, Inc.	91,000	2,237
Transportation Equipment (0.6%)
Thor Industries, Inc. †	21,600	851
Wabtec Corp.	17,400	600
Trucking & Warehousing (0.5%)
Landstar System, Inc. †	15,700	720
Old Dominion Freight Line, Inc. ‡	19,675	567
Water Transportation (0.2%)
Horizon Lines, Inc.-Class A	11,800	387
Wholesale Trade Durable Goods (1.4%)
Cytyc Corp. ‡	43,200	1,478
Pool Corp. †	27,887	998
PSS World Medical, Inc. ‡	25,500	539
Symyx Technologies, Inc. ‡	25,000	443
Wholesale Trade Nondurable Goods (1.2%)
SunOpta, Inc. ‡ †	73,200	871
Tractor Supply Co. ‡ †	23,900	1,231
United Natural Foods, Inc. ‡ †	30,700	941
Total Common Stocks (cost: $218,071)		253,020

	Principal	Value
SECURITY LENDING COLLATERAL (24.8%)
Debt (24.4%)
Bank Notes (0.6%)
Bank of America
5.31%, due 05/17/2007	$1,647	$1,647
Commercial Paper (8.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	494	494
5.28%, due 04/11/2007	330	330
5.29%, due 04/12/2007	330	330
5.28%, due 04/19/2007	330	330
Bear Stearns & Co.
5.50%, due 07/10/2007	165	165
CAFCO LLC-144A
5.28%, due 04/17/2007	494	494
Charta LLC-144A
5.30%, due 05/09/2007	494	494
CIESCO LLC
5.28%, due 04/16/2007	494	494
Clipper Receivables Corp.
5.28%, due 04/04/2007	330	330
5.29%, due 04/11/2007	494	494
Compass Securitization LLC-144A
5.30%, due 04/17/2007	330	330
5.29%, due 04/25/2007	330	330
CRC Funding LLC-144A
5.28%, due 04/17/2007	494	494
5.29%, due 04/25/2007	330	330
Den Danske Bank
5.27%, due 04/10/2007	494	494
5.29%, due 04/30/2007	824	824
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	165	165
5.29%, due 04/26/2007	330	330
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	330	330
5.28%, due 04/04/2007	36	36
5.28%, due 04/12/2007	494	494
5.28%, due 04/19/2007	330	330
5.29%, due 04/25/2007	330	330
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	659	659
5.28%, due 04/17/2007	330	330
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	494	494
5.28%, due 04/09/2007	330	330
5.29%, due 04/19/2007	330	330
5.30%, due 04/26/2007	652	652
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	330	330

Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	$330	$330
5.29%, due 04/18/2007	330	330
Liberty Street-144A
5.29%, due 04/26/2007	494	494
Morgan Stanley
5.51%, due 08/01/2007	330	330
Old Line Funding LLC-144A
5.29%, due 04/23/2007	330	330
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	329	329
5.29%, due 04/24/2007	329	329
5.30%, due 04/25/2007	329	329
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	165	165
5.29%, due 04/20/2007	329	329
5.30%, due 04/24/2007	329	329
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	329	329
5.29%, due 05/01/2007	494	494
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	329	329
5.29%, due 04/03/2007	329	329
5.29%, due 04/18/2007	494	494
5.30%, due 04/30/2007	329	329
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	329	329
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	329	329
5.28%, due 04/20/2007	494	494
Yorktown Capital LLC
5.30%, due 04/02/2007	329	329
5.29%, due 04/04/2007	329	329
5.29%, due 04/12/2007	329	329
5.30%, due 04/19/2007	494	494
Euro Dollar Overnight (4.1%)
Abbey National PLC
5.27%, due 04/03/2007	329	329
Bank of Montreal
5.40%, due 04/02/2007	494	494
Bank of Nova Scotia
5.28%, due 04/02/2007	494	494
BNP Paribas
5.42%, due 04/02/2007	659	659
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	659	659
Erste Bank
5.28%, due 04/04/2007	824	824
Lloyds TSB Bank
5.27%, due 04/05/2007	1,153	1,153
Rabobank Nederland
5.40%, due 04/02/2007	988	988

Royal Bank of Canada
5.39%, due 04/02/2007	$988	$988
Societe Generale
5.38%, due 04/02/2007	494	494
5.27%, due 04/05/2007	659	659
Svenska Handlesbanken
5.38%, due 04/02/2007	768	768
UBS AG
5.29%, due 04/02/2007	659	659
5.29%, due 04/06/2007	1,153	1,153
Euro Dollar Terms (7.3%)
Abbey National PLC
5.27%, due 04/26/2007	329	329
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	988	988
Bank of Montreal
5.27%, due 04/11/2007	494	494
5.27%, due 04/20/2007	329	329
Bank of Nova Scotia
5.28%, due 04/09/2007	494	494
5.28%, due 04/30/2007	329	329
Barclays
5.31%, due 04/09/2007	824	824
5.32%, due 04/23/2007	329	329
5.29%, due 05/07/2007	329	329
5.30%, due 05/16/2007	329	329
5.29%, due 05/21/2007	329	329
Calyon
5.30%, due 05/17/2007	329	329
5.31%, due 05/24/2007	165	165
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,647	1,647
Citigroup
5.31%, due 05/04/2007	329	329
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	824	824
5.30%, due 05/17/2007	824	824
Deutsche Bank
5.28%, due 04/10/2007	165	165
5.27%, due 04/20/2007	329	329
5.30%, due 05/15/2007	329	329
First Tennessee National Corp.
5.31%, due 05/02/2007	329	329
Fortis Bank
5.27%, due 04/12/2007	824	824
5.27%, due 04/13/2007	329	329
5.30%, due 06/25/2007	824	824
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	329	329
5.30%, due 06/13/2007	329	329
KBC Bank NV
5.27%, due 05/02/2007	329	329

Lloyds TSB Bank
5.28%, due 04/27/2007	$329	$329
Rabobank Nederland
5.27%, due 04/10/2007	329	329
Regions Bank
5.30%, due 04/23/2007	165	165
Royal Bank of Scotland
5.29%, due 05/07/2007	659	659
5.30%, due 05/08/2007	329	329
5.30%, due 05/09/2007	329	329
5.31%, due 05/25/2007	329	329
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	329	329
Societe Generale
5.28%, due 05/21/2007	329	329
5.31%, due 05/24/2007	659	659
Swedbank AB
5.30%, due 05/11/2007	1,318	1,318
Repurchase Agreements (4.3%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,410 on 04/02/2007	1,409	1,409
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $6,431 on 04/02/2007	6,428	6,428
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $993 on 04/02/2007	993	993
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $2,200 on 04/02/2007	2,199	2,199

	Shares	Value
Investment Companies (0.4%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	339,037	$339
Reserve Primary Money Market Fund
1-day yield of 5.23%	749,442	750
Total Security Lending Collateral (cost: $62,985)		62,985
Total Investment Securities (cost: $281,056) #		$316,005

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $60,526.
††

Cash collateral for the Repurchase Agreements, valued at $11,285, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $283,085. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,285 and $7,365, respectively. Net unrealized appreciation for tax purposes is $32,920.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $15,846 or 6.2% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Australia (1.1%)
National Australia Bank, Ltd.	131,727	$4,299
Qantas Airways, Ltd.	544,111	2,308
Brazil (0.7%)
Cia Vale do Rio Doce, ADR	59,360	2,196
Empresa Brasileira de Aeronautica SA, ADR †	40,580	1,861
Canada (1.6%)
Jean Coutu Group, Inc.-Class A †	206,500	2,581
Research In Motion, Ltd. ‡	22,000	3,003
Suncor Energy, Inc.	53,500	4,085
Cayman Islands (0.6%)
ACE, Ltd.	61,040	3,483
Denmark (0.7%)
Vestas Wind Systems A/S ‡	75,560	4,218
Finland (1.1%)
Stora Enso Oyj-Class R †	193,910	3,356
UPM-Kymmene Oyj †	121,460	3,083
France (5.7%)
Accor SA	25,530	2,431
AXA	116,760	4,933
France Telecom SA	178,680	4,702
Michelin (C.G.D.E.)-Class B	52,884	5,820
Sanofi-Aventis	57,895	5,017
Suez SA, ADR †	63,300	3,347
Thomson Multimedia SA	108,470	2,081
Thomson, Sponsored ADR	62,840	1,212
Total SA	70,948	4,953
Germany (4.7%)
Bayerische Motoren Werke AG	69,360	4,078
Celesio AG	60,270	3,774
Deutsche Post AG	179,890	5,426
E.ON AG, ADR †	77,460	3,498
Infineon Technologies AG ‡	269,100	4,173
Muenchener Rueckversicherungs AG	12,400	2,090
Siemens AG	50,710	5,401
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd. (a)	187,000	2,367
Hutchison Whampoa, Ltd.	186,000	1,789
Israel (0.4%)
Check Point Software Technologies, Ltd. ‡	123,835	2,759

Italy (2.1%)
ENI SpA, ADR †	65,505	$4,247
Mediaset SpA	368,812	3,999
UniCredito Italiano SpA (a)	491,147	4,648
Japan (4.1%)
FUJIFILM Holdings Corp.	54,300	2,217
Hitachi, Ltd.	205,000	1,587
Konica Minolta Holdings, Inc.	222,500	2,917
Mabuchi Motor Co., Ltd.	37,100	2,291
Mitsubishi UFJ Financial Group, Inc., ADR †	126,400	1,423
Nintendo Co., Ltd.	10,700	3,104
Nomura Holdings, Inc.	100,400	2,087
Olympus Corp.	63,300	2,160
Sompo Japan Insurance, Inc.	201,000	2,501
Sony Corp., ADR †	32,890	1,661
Takeda Pharmaceutical Co., Ltd.	45,700	2,992
Mexico (0.3%)
Telefonos de Mexico SA de CV-Class L, ADR	56,660	1,892
Netherland Antilles (0.9%)
Schlumberger, Ltd.	77,000	5,321
Netherlands (2.4%)
ING Groep NV	93,580	3,943
ING Groep NV, ADR †	17,960	760
Koninklijke Philips Electronics NV	106,200	4,042
Reed Elsevier NV	242,170	4,268
Vedior NV	77,110	1,706
Norway (1.1%)
Telenor ASA	375,280	6,640
Portugal (0.5%)
Portugal Telecom SGPS SA	221,220	2,954
Singapore (1.4%)
DBS Group Holdings, Ltd.	300,000	4,228
DBS Group Holdings, Ltd., ADR	5,190	293
Singapore Telecommunications, Ltd.	1,774,000	3,832
South Korea (2.1%)
Kookmin Bank, ADR	25,790	2,325
Korea Electric Power Corp., ADR	73,030	1,461
KT Corp., ADR ‡	125,545	2,811
Samsung Electronics Co., Ltd., GDR-144A	16,150	4,914
SK Telecom Co., Ltd., ADR †	55,925	1,310
Spain (2.5%)
Banco Santander Central Hispano SA	262,021	4,660
Iberdrola SA	36,236	1,707
Repsol YPF SA	113,591	3,816
Telefonica SA	222,547	4,888
Sweden (1.4%)
Atlas Copco AB-Class A †	23,840	788
Nordic Baltic Holding, FDR	203,350	3,235
Securitas AB-Class B †	109,010	1,655

Securitas Systems AB-Class B ‡	109,010	$377
Svenska Cellulosa AB-Class B †	48,170	2,568
Switzerland (3.2%)
Lonza Group AG † ‡	47,580	4,552
Nestle SA, ADR †	38,840	3,764
Novartis AG, ADR	69,520	3,798
Swiss Reinsurance (a)	37,100	3,373
UBS AG-Registered	63,820	3,776
Taiwan (0.4%)
Chunghwa Telecom Co., Ltd., ADR	132,895	2,647
United Kingdom (13.5%)
Alliance Boots PLC	381,726	7,685
Aviva PLC	223,540	3,282
BAE Systems PLC	634,180	5,722
BP PLC, ADR	77,510	5,019
British Sky Broadcasting PLC	302,790	3,349
Cadbury Schweppes PLC	267,720	3,424
Compass Group PLC	929,970	6,202
GlaxoSmithKline PLC	177,727	4,870
Group 4 Securicor PLC	907,990	3,580
HSBC Holdings PLC	143,692	2,507
HSBC Holdings PLC, ADR †	8,440	741
Kingfisher PLC	328,470	1,793
Kingfisher PLC, Sponsored ADR	142,600	1,556
National Grid PLC	167,189	2,615
Pearson PLC	194,220	3,322
Rentokil Initial PLC	856,290	2,738
Rolls-Royce Group PLC ‡	420,930	4,080
Royal Bank of Scotland Group PLC	121,080	4,712
Royal Dutch Shell PLC-Class B	149,842	4,970
Smiths Group PLC	94,270	1,901
Unilever PLC	107,594	3,231
Vodafone Group PLC	1,824,401	4,849
United States (44.2%)
Allergan, Inc.	77,000	8,533
American Express Co.	203,000	11,449
Ameriprise Financial, Inc.	156,000	8,914
Apple, Inc. ‡	155,000	14,401
AT&T, Inc.	150,000	5,914
BlackRock, Inc. †	18,000	2,814
Caterpillar, Inc.	84,000	5,630
Chicago Mercantile Exchange	20,000	10,649
Coach, Inc. ‡	142,000	7,107
Disney (Walt) Co. (The)	143,000	4,923
Expeditors International of Washington, Inc.	114,000	4,710
FedEx Corp.	43,000	4,619
Genentech, Inc. ‡	35,000	2,874
General Electric Co.	268,000	9,476
Google, Inc.-Class A ‡	17,000	7,789
Harley-Davidson, Inc. †	86,000	5,052

International Game Technology	167,000	$6,743
Interpublic Group of Cos., Inc. † ‡	1	—	☐
Intuit, Inc. ‡	239,000	6,539
Jacobs Engineering Group, Inc. ‡	142,000	6,624
JP Morgan Chase & Co.	220,000	10,644
Las Vegas Sands Corp. † ‡	57,000	4,937
Marriott International, Inc.-Class A	185,000	9,058
McGraw-Hill Cos., Inc. (The)	175,000	11,004
Microsoft Corp.	303,000	8,445
Nordstrom, Inc.	130,000	6,882
PACCAR, Inc. †	54,750	4,019
PepsiCo, Inc.	161,000	10,233
Procter & Gamble Co.	120,000	7,579
QUALCOMM, Inc.	230,000	9,812
Starbucks Corp. ‡	205,000	6,429
T. Rowe Price Group, Inc.	190,060	8,969
Varian Medical Systems, Inc. ‡	100,000	4,769
Verizon Communications, Inc.	172,000	6,522
Walgreen Co.	144,000	6,608
WellPoint, Inc. ‡	77,000	6,245
Whole Foods Market, Inc. †	150,000	6,727
Zimmer Holdings, Inc. ‡	55,000	4,697
Total Common Stocks (cost: $464,842)		590,949

	Principal	Value
SECURITY LENDING COLLATERAL (7.5%)
Debt (7.4%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$1,196	$1,196
Commercial Paper (2.5%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	359	359
5.28%, due 04/11/2007	239	239
5.29%, due 04/12/2007	239	239
5.28%, due 04/19/2007	239	239
Bear Stearns & Co.
5.50%, due 07/10/2007	120	120
CAFCO LLC-144A
5.28%, due 04/17/2007	359	359
Charta LLC-144A
5.30%, due 05/09/2007	359	359
CIESCO LLC
5.28%, due 04/16/2007	359	359
Clipper Receivables Corp.
5.28%, due 04/04/2007	239	239
5.29%, due 04/11/2007	359	359
Compass Securitization LLC-144A
5.30%, due 04/17/2007	239	239
5.29%, due 04/25/2007	239	239

CRC Funding LLC-144A
5.28%, due 04/17/2007	$359	$359
5.29%, due 04/25/2007	239	239
Den Danske Bank
5.27%, due 04/10/2007	359	359
5.29%, due 04/30/2007	598	598
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	120	120
5.29%, due 04/26/2007	239	239
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	239	239
5.28%, due 04/04/2007	26	26
5.28%, due 04/12/2007	359	359
5.28%, due 04/19/2007	239	239
5.29%, due 04/25/2007	239	239
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	479	479
5.28%, due 04/17/2007	239	239
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	359	359
5.28%, due 04/09/2007	239	239
5.29%, due 04/19/2007	239	239
5.30%, due 04/26/2007	473	473
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	239	239
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	239	239
5.29%, due 04/18/2007	239	239
Liberty Street-144A
5.29%, due 04/26/2007	359	359
Morgan Stanley
5.51%, due 08/01/2007	239	239
Old Line Funding LLC-144A
5.29%, due 04/23/2007	239	239
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	239	239
5.29%, due 04/24/2007	239	239
5.30%, due 04/25/2007	239	239
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	120	120
5.29%, due 04/20/2007	239	239
5.30%, due 04/24/2007	239	239
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	239	239
5.29%, due 05/01/2007	359	359
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	239	239
5.29%, due 04/03/2007	239	239
5.29%, due 04/18/2007	359	359
5.30%, due 04/30/2007	239	239
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	239	239

Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	$239	$239
5.28%, due 04/20/2007	359	359
Yorktown Capital LLC
5.30%, due 04/02/2007	239	239
5.29%, due 04/04/2007	239	239
5.29%, due 04/12/2007	239	239
5.30%, due 04/19/2007	359	359
Euro Dollar Overnight (1.2%)
Abbey National PLC
5.27%, due 04/03/2007	239	239
Bank of Montreal
5.40%, due 04/02/2007	359	359
Bank of Nova Scotia
5.28%, due 04/02/2007	359	359
BNP Paribas
5.42%, due 04/02/2007	479	479
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	479	479
Erste Bank
5.28%, due 04/04/2007	598	598
Lloyds TSB Bank
5.27%, due 04/05/2007	837	837
Rabobank Nederland
5.40%, due 04/02/2007	718	718
Royal Bank of Canada
5.39%, due 04/02/2007	718	718
Societe Generale
5.38%, due 04/02/2007	359	359
5.27%, due 04/05/2007	479	479
Svenska Handlesbanken
5.38%, due 04/02/2007	558	558
UBS AG
5.29%, due 04/02/2007	479	479
5.29%, due 04/06/2007	837	837
Euro Dollar Terms (2.2%)
Abbey National PLC
5.27%, due 04/26/2007	239	239
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	718	718
Bank of Montreal
5.27%, due 04/11/2007	359	359
5.27%, due 04/20/2007	239	239
Bank of Nova Scotia
5.28%, due 04/09/2007	359	359
5.28%, due 04/30/2007	239	239
Barclays
5.31%, due 04/09/2007	598	598
5.32%, due 04/23/2007	239	239
5.29%, due 05/07/2007	239	239
5.30%, due 05/16/2007	239	239
5.29%, due 05/21/2007	239	239

Calyon
5.30%, due 05/17/2007	$239	$239
5.31%, due 05/24/2007	120	120
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	1,196	1,196
Citigroup
5.31%, due 05/04/2007	239	239
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	598	598
5.30%, due 05/17/2007	598	598
Deutsche Bank
5.28%, due 04/10/2007	120	120
5.27%, due 04/20/2007	239	239
5.30%, due 05/15/2007	239	239
First Tennessee National Corp.
5.31%, due 05/02/2007	239	239
Fortis Bank
5.27%, due 04/12/2007	598	598
5.27%, due 04/13/2007	239	239
5.30%, due 06/25/2007	598	598
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	239	239
5.30%, due 06/13/2007	239	239
KBC Bank NV
5.27%, due 05/02/2007	239	239
Lloyds TSB Bank
5.28%, due 04/27/2007	239	239
Rabobank Nederland
5.27%, due 04/10/2007	239	239
Regions Bank
5.30%, due 04/23/2007	120	120
Royal Bank of Scotland
5.29%, due 05/07/2007	479	479
5.30%, due 05/08/2007	239	239
5.30%, due 05/09/2007	239	239
5.31%, due 05/25/2007	239	239
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	239	239
Societe Generale
5.28%, due 05/21/2007	239	239
5.31%, due 05/24/2007	479	479
Swedbank AB
5.30%, due 05/11/2007	957	957
Repurchase Agreements (1.3%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,024 on 04/02/2007	1,023	1,023
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $4,670 on 04/02/2007	4,668	4,668
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $721 on 04/02/2007	721	721
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,597 on 04/02/2007	1,597	1,597

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	246,187	$246
Reserve Primary Money Market Fund
1-day yield of 5.23%	544,197	544
Total Security Lending Collateral (cost: $45,736)		45,736
Total Investment Securities (cost: $510,578) #		$636,685

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $44,102.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $8,194, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $513,945. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $127,353 and $4,613, respectively. Net unrealized appreciation for tax purposes is $122,740.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $16,414 or 2.7% of the net assets of the Fund.

ADR	American Depositary Receipt
FDR	Finnish Depositary Receipt
GDR	Global Depositary Receipt
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

Templeton Transamerica Global

SCHEDULE OF INVESTMENTS
March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Security & Commodity Brokers	8.0%	$48,658
Telecommunications	7.6%	46,008
Commercial Banks	7.2%	43,714
Pharmaceuticals	5.2%	31,858
Computer & Data Processing Services	4.2%	25,531
Insurance	3.5%	20,973
Oil & Gas Extraction	3.0%	18,337
Communications Equipment	2.9%	17,429
Business Services	2.9%	17,358
Electronic & Other Electric Equipment	2.8%	16,988
Drug Stores & Proprietary Stores	2.8%	16,875
Hotels & Other Lodging Places	2.7%	16,426
Computer & Office Equipment	2.6%	15,988
Printing & Publishing	2.5%	15,272
Petroleum Refining	2.3%	14,073
Automotive	2.2%	13,149
Restaurants	2.1%	12,630
Chemicals & Allied Products	2.0%	12,131
Aerospace	1.9%	11,663
Electronic Components & Accessories	1.7%	10,505
Food & Kindred Products	1.7%	10,419
Beverages	1.7%	10,233
Transportation & Public Utilities	1.7%	10,137
Life Insurance	1.6%	9,636
Medical Instruments & Supplies	1.6%	9,467
Electric Services	1.5%	9,281
Paper & Allied Products	1.5%	9,007
Radio & Television Broadcasting	1.2%	7,320
Instruments & Related Products	1.2%	7,294
Leather & Leather Products	1.2%	7,107
Air Transportation	1.1%	6,927
Apparel & Accessory Stores	1.1%	6,882
Entertainment	1.1%	6,743
Food Stores	1.1%	6,728
Engineering & Management Services	1.1%	6,624
Industrial Machinery & Equipment	1.1%	6,419
Rubber & Misc. Plastic Products	1.0%	5,820
Amusement & Recreation Services	0.8%	4,923
Electrical Goods	0.8%	4,914
Communication	0.6%	3,350
Lumber & Other Building Materials	0.5%	3,349
Electric, Gas & Sanitary Services	0.5%	3,347
Manufacturing Industries	0.5%	3,104
Specialty-Real Estate	0.4%	2,367

Metal Mining	0.4%	$2,196
Holding & Other Investment Offices	0.3%	1,789
Investment Securities, at value	97.4%	590,949
Short-Term Investments	7.5%	45,736
Total Investment Securities	104.9%	$636,685

Third Avenue Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (86.5%)
Automotive (4.5%)
Superior Industries International, Inc. †	892,743	$18,596
Toyota Industries Corp.	690,000	32,608
Business Credit Institutions (0.7%)
CIT Group, Inc.	138,100	7,308
Chemicals & Allied Products (2.0%)
Agrium, Inc.	600,000	22,998
Commercial Banks (4.1%)
Chong Hing Bank, Ltd.	2,494,550	6,592
Mellon Financial Corp.	920,776	39,722
Communications Equipment (0.8%)
Tellabs, Inc. ‡	918,300	9,091
Computer & Data Processing Services (0.8%)
Borland Software Corp. † ‡	1,620,321	8,539
Computer & Office Equipment (1.3%)
Lexmark International, Inc. ‡	258,400	15,106
Construction (1.2%)
MDC Holdings, Inc. †	284,263	13,665
Electrical Goods (0.7%)
Sycamore Networks, Inc. ‡	1,996,751	7,468
Electronic & Other Electric Equipment (0.7%)
Electro Scientific Industries, Inc. ‡	379,900	7,309
Electronic Components & Accessories (3.5%)
AVX Corp. †	1,224,700	18,615
Bel Fuse, Inc.-Class A	121,800	4,602
Bel Fuse, Inc.-Class B	58,345	2,259
Intel Corp.	710,000	13,582
Health Services (0.6%)
Cross Country Healthcare, Inc. ‡	397,900	7,254
Holding & Other Investment Offices (8.6%)
BIL International, Ltd.	403,000	425
Brookfield Asset Management, Inc. †	897,075	46,881
Capital Southwest Corp.	30,941	4,755
Daiichi Sanyko Co., Ltd.	466,900	14,275
Hutchison Whampoa, Ltd.	2,495,800	24,002
Wharf Holdings, Ltd.	1,610,000	5,975
Industrial Machinery & Equipment (1.3%)
Alamo Group, Inc.	386,900	8,980
Applied Materials, Inc.	294,000	5,386

Insurance (9.5%)
Aioi Insurance Co., Ltd.	761,400	$5,301
AMBAC Financial Group, Inc.	143,350	12,384
Arch Capital Group, Ltd. ‡	285,900	19,501
E-L Financial Corp., Ltd.	8,582	4,984
MBIA, Inc.	298,900	19,575
Millea Holdings, Inc., ADR †	627,730	23,207
Mitsui Sumitomo Insurance Co., Ltd.	757,000	9,482
Montpelier Re Holdings, Ltd. †	403,200	6,991
Radian Group, Inc.	103,464	5,678
Life Insurance (0.4%)
Phoenix Cos. (The), Inc.	342,500	4,754
Lumber & Wood Products (0.8%)
Canfor Corp. ‡	1,035,200	9,467
Manufacturing Industries (2.4%)
Jakks Pacific, Inc. † ‡	574,253	13,725
Leapfrog Enterprises, Inc. † ‡	1,222,340	13,079
Oil & Gas Extraction (11.3%)
Canadian Natural Resources, Ltd. †	443,880	24,498
Cimarex Energy Co.	594,166	21,996
EnCana Corp. †	676,000	34,226
Nabors Industries, Ltd. † ‡	353,000	10,474
Pogo Producing Co.	447,445	21,522
St. Mary Land & Exploration Co. †	222,700	8,169
Whiting Petroleum Corp. † ‡	165,600	6,526
Paper & Allied Products (0.9%)
Timberwest Forest Corp. †	650,000	10,361
Paper & Paper Products (0.3%)
Canfor Pulp Income Fund †	266,114	3,280
Personal Credit Institutions (0.7%)
Aiful Corp. † (a)	263,950	8,159
Pharmaceuticals (2.2%)
Parexel International Corp. ‡	139,723	5,026
Pfizer, Inc.	770,000	19,450
Primary Metal Industries (4.8%)
POSCO, ADR †	517,600	53,805
Printing & Publishing (0.9%)
Tribune Co.	317,950	10,209
Radio & Television Broadcasting (0.9%)
Liberty Media Holding Corp.-Capital-Class A ‡	45,000	4,977
Liberty Media Holding Corp.-Interactive-Class A ‡	225,000	5,360
Real Estate (5.7%)
Forest City Enterprises, Inc.-Class A	478,000	31,634
Hang Lung Development Co.	688,000	2,434
Henderson Land Development	2,436,000	14,231
St. Joe Co. (The) †	309,900	16,211
Research & Testing Services (0.6%)
Tejon Ranch Co. † ‡	137,305	6,495

Residential Building Construction (0.8%)
Hang Lung Properties, Ltd.	3,055,000	$8,542
Savings Institutions (1.8%)
Brookline Bancorp, Inc.	647,056	8,198
NewAlliance Bancshares, Inc.	757,650	12,282
Security & Commodity Brokers (3.8%)
Investor AB-Class A † (a)	640,400	14,832
Legg Mason, Inc.	229,431	21,615
Westwood Holdings Group, Inc.	286,275	6,587
Specialty-Real Estate (1.9%)
Cheung Kong Holdings, Ltd. (a)	1,684,000	21,313
Stone, Clay & Glass Products (0.6%)
USG Corp. † ‡	149,746	6,990
Telecommunications (1.6%)
IDT Corp.-Class B †	602,100	6,834
Telecom Corp. of New Zealand, Ltd. †	3,149,897	10,653
Transportation Equipment (1.1%)
Trinity Industries, Inc. †	306,900	12,865
Warehouse (1.3%)
Prologis REIT	222,219	14,429
Water Transportation (0.8%)
Alexander & Baldwin, Inc. †	120,353	6,071
Bergesen Worldwide Gas ASA †	220,900	2,777
Wholesale Trade Nondurable Goods (0.6%)
Handleman Co. †	900,336	6,275
Total Common Stocks (cost: $632,295)		973,427

	Principal	Value
SHORT-TERM OBLIGATIONS (13.6%)
Repurchase Agreements (13.6%)
Investors Bank & Trust Co. 3.55%, dated 03/30/2007 to be repurchased at $153,297 on 04/02/2007 ¢˜	$153,252	$153,252
Total Short-Term Obligations (cost: $153,252)		153,252
SECURITY LENDING COLLATERAL (27.3%)
Debt (26.8%)
Bank Notes (0.7%)
Bank of America
5.31%, due 05/17/2007	8,052	8,052
Commercial Paper (8.8%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	2,416	2,416
5.28%, due 04/11/2007	1,610	1,610
5.29%, due 04/12/2007	1,610	1,610
5.28%, due 04/19/2007	1,610	1,610
Bear Stearns & Co.
5.50%, due 07/10/2007	805	805
CAFCO LLC-144A

5.28%, due 04/17/2007	$2,416	$2,416
Charta LLC-144A
5.30%, due 05/09/2007	2,416	2,416
CIESCO LLC
5.28%, due 04/16/2007	2,416	2,416
Clipper Receivables Corp.
5.28%, due 04/04/2007	1,610	1,610
5.29%, due 04/11/2007	2,416	2,416
Compass Securitization LLC-144A
5.30%, due 04/17/2007	1,610	1,610
5.29%, due 04/25/2007	1,610	1,610
CRC Funding LLC-144A
5.28%, due 04/17/2007	2,416	2,416
5.29%, due 04/25/2007	1,610	1,610
Den Danske Bank
5.27%, due 04/10/2007	2,416	2,416
5.29%, due 04/30/2007	4,026	4,026
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	805	805
5.29%, due 04/26/2007	1,610	1,610
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	1,610	1,610
5.28%, due 04/04/2007	176	176
5.28%, due 04/12/2007	2,416	2,416
5.28%, due 04/19/2007	1,610	1,610
5.29%, due 04/25/2007	1,610	1,610
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	3,221	3,221
5.28%, due 04/17/2007	1,610	1,610
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	2,416	2,416
5.28%, due 04/09/2007	1,610	1,610
5.29%, due 04/19/2007	1,610	1,610
5.30%, due 04/26/2007	3,187	3,187
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	1,610	1,610
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	1,610	1,610
5.29%, due 04/18/2007	1,610	1,610
Liberty Street-144A
5.29%, due 04/26/2007	2,416	2,416
Morgan Stanley
5.51%, due 08/01/2007	1,610	1,610
Old Line Funding LLC-144A
5.29%, due 04/23/2007	1,610	1,610
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	1,610	1,610
5.29%, due 04/24/2007	1,610	1,610
5.30%, due 04/25/2007	1,610	1,610
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	805	805
5.29%, due 04/20/2007	1,610	1,610
5.30%, due 04/24/2007	1,610	1,610

Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	$1,610	$1,610
5.29%, due 05/01/2007	2,416	2,416
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	1,610	1,610
5.29%, due 04/03/2007	1,610	1,610
5.29%, due 04/18/2007	2,416	2,416
5.30%, due 04/30/2007	1,610	1,610
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	1,610	1,610
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	1,610	1,610
5.28%, due 04/20/2007	2,416	2,416
Yorktown Capital LLC
5.30%, due 04/02/2007	1,610	1,610
5.29%, due 04/04/2007	1,610	1,610
5.29%, due 04/12/2007	1,610	1,610
5.30%, due 04/19/2007	2,416	2,416
Euro Dollar Overnight (4.5%)
Abbey National PLC
5.27%, due 04/03/2007	1,610	1,610
Bank of Montreal
5.40%, due 04/02/2007	2,416	2,416
Bank of Nova Scotia
5.28%, due 04/02/2007	2,416	2,416
BNP Paribas
5.42%, due 04/02/2007	3,221	3,221
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	3,221	3,221
Erste Bank
5.28%, due 04/04/2007	4,026	4,026
Lloyds TSB Bank
5.27%, due 04/05/2007	5,636	5,636
Rabobank Nederland
5.40%, due 04/02/2007	4,831	4,831
Royal Bank of Canada
5.39%, due 04/02/2007	4,831	4,831
Societe Generale
5.38%, due 04/02/2007	2,416	2,416
5.27%, due 04/05/2007	3,221	3,221
Svenska Handlesbanken
5.38%, due 04/02/2007	3,756	3,756
UBS AG
5.29%, due 04/02/2007	3,221	3,221
5.29%, due 04/06/2007	5,636	5,636
Euro Dollar Terms (8.0%)
Abbey National PLC
5.27%, due 04/26/2007	1,610	1,610
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	4,831	4,831

Bank of Montreal
5.27%, due 04/11/2007	$2,416	$2,416
5.27%, due 04/20/2007	1,610	1,610
Bank of Nova Scotia
5.28%, due 04/09/2007	2,416	2,416
5.28%, due 04/30/2007	1,610	1,610
Barclays
5.31%, due 04/09/2007	4,026	4,026
5.32%, due 04/23/2007	1,610	1,610
5.29%, due 05/07/2007	1,610	1,610
5.30%, due 05/16/2007	1,610	1,610
5.29%, due 05/21/2007	1,610	1,610
Calyon
5.30%, due 05/17/2007	1,610	1,610
5.31%, due 05/24/2007	805	805
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	8,052	8,052
Citigroup
5.31%, due 05/04/2007	1,610	1,610
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	4,026	4,026
5.30%, due 05/17/2007	4,026	4,026
Deutsche Bank
5.28%, due 04/10/2007	805	805
5.27%, due 04/20/2007	1,610	1,610
5.30%, due 05/15/2007	1,610	1,610
First Tennessee National Corp.
5.31%, due 05/02/2007	1,610	1,610
Fortis Bank
5.27%, due 04/12/2007	4,026	4,026
5.27%, due 04/13/2007	1,610	1,610
5.30%, due 06/25/2007	4,026	4,026
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	1,610	1,610
5.30%, due 06/13/2007	1,610	1,610
KBC Bank NV
5.27%, due 05/02/2007	1,610	1,610
Lloyds TSB Bank
5.28%, due 04/27/2007	1,610	1,610
Rabobank Nederland
5.27%, due 04/10/2007	1,610	1,610
Regions Bank
5.30%, due 04/23/2007	805	805
Royal Bank of Scotland
5.29%, due 05/07/2007	3,221	3,221
5.30%, due 05/08/2007	1,610	1,610
5.30%, due 05/09/2007	1,610	1,610
5.31%, due 05/25/2007	1,610	1,610
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	1,610	1,610
Societe Generale
5.28%, due 05/21/2007	1,611	1,611
5.31%, due 05/24/2007	3,221	3,221

Swedbank AB
5.30%, due 05/11/2007	$6,441	$6,441
Repurchase Agreements (4.8%) † †
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $6,891 on 04/02/2007	6,888	6,888
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $31,438 on 04/02/2007	31,424	31,424
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $4,854 on 04/02/2007	4,852	4,852
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $10,754 on 04/02/2007	10,749	10,749

	Shares	Value
Investment Companies (0.5%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	1,657,347	$1,657
Reserve Primary Money Market Fund
1-day yield of 5.23%	3,663,570	3,664
Total Security Lending Collateral (cost: $307,897)		307,897
Total Investment Securities (cost: $1,093,444) #		$1,434,576

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $295,125.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
¢

At March 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 5.67% - 8.63% and 04/25/2016 - 05/15/2036, respectively, and with a market value plus accrued interest of $160,915.

††

Cash collateral for the Repurchase Agreements, valued at $55,165, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

˜

Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund and provides various administrative services on behalf of the Funds.

#

Aggregate cost for federal income tax purposes is $1,106,605. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $339,945 and $11,974, respectively. Net unrealized appreciation for tax purposes is $327,971.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $77,434 or 6.9% of the net assets of the Fund.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

	Percentage of
	Net Assets	Value
INVESTMENTS BY COUNTRY:
Bermuda	3.3%	$37,391
Canada	13.9%	156,695
Hong Kong	7.4%	83,090
Japan	8.3%	93,032
New Zealand	0.9%	10,653
Norway	0.3%	2,778
South Korea	4.8%	53,805
Sweden	1.3%	14,832
United States	46.3%	521,151
Investment securities, at value	86.5%	973,427
Short-term investments	40.9%	461,149
Total investment securities	127.4%	$1,434,576

Transamerica Balanced

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.9%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$335	$443
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	240	236
U.S. Treasury Note
4.88%, due 04/30/2011	200	202
5.13%, due 06/30/2011 †	100	102
4.63%, due 02/29/2012 †	435	437
4.50%, due 02/15/2036 †	1,162	1,095
Total U.S. Government Obligations (cost: $2,509)		2,515
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.0%)
Fannie Mae, Series 2004-90, Class LH
5.00%, due 04/25/2034	500	483
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	550	539
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	720	707
Total U.S. Government Agency Obligations (cost: $1,737)		1,729
MORTGAGE-BACKED SECURITIES (2.9%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, due 12/01/2038	420	414
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD, Class A4 5.32%, due 12/11/2049	425	424
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A 5.24%, due 11/15/2036	383	384
Morgan Stanley Capital I, Series 2006-HQ10, Class A4 5.33%, due 11/12/2041 *	435	433
SBA CMBS Trust, Series 2006-1A, Class A-144A 5.31%, due 11/15/2036	380	382
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4 5.57%, due 10/15/2048 *	420	426
Total Mortgage-Backed Securities (cost: $2,468)		2,463
CORPORATE DEBT SECURITIES (19.0%)
Agriculture (0.5%)
Cargill, Inc.-144A
5.00%, due 11/15/2013	290	285
Michael Foods, Inc.
8.00%, due 11/15/2013	100	102

Air Transportation (0.4%)
FedEx Corp.
9.65%, due 06/15/2012	$290	$345
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	85	88
Business Credit Institutions (0.9%)
General Electric Capital Corp.
5.50%, due 04/28/2011	250	254
John Deere Capital Corp., Series D
4.40%, due 07/15/2009	300	295
Pemex Finance, Ltd.
9.03%, due 02/15/2011	240	257
Chemicals & Allied Products (1.1%)
ICI Wilmington, Inc.
4.38%, due 12/01/2008	430	424
Lubrizol Corp.
4.63%, due 10/01/2009	360	356
Monsanto Co.
5.50%, due 07/30/2035	185	171
Commercial Banks (2.1%)
Citigroup, Inc., Global Note
3.63%, due 02/09/2009	360	351
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	200	196
ICICI Bank, Ltd., Subordinated Note-144A
6.38%, due 04/30/2022 (b)	143	142
PartnerRe Finance II
6.44%, due 12/01/2066 (b)	111	110
Popular North America, Inc.
5.20%, due 12/12/2007	105	105
Royal Bank of Scotland Group PLC
7.65%, due 09/30/2031 (a) (b)	90	104
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	140	141
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	150	148
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	305	309
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2035 (b)	230	230
Communication (0.1%)
Comcast Corp.
7.05%, due 03/15/2033	110	118
Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	133	131
Construction (0.3%)
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	230	221

Department Stores (0.5%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	$290	$296
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	150	164
Electric Services (1.4%)
Dominion Resources, Inc.
5.69%, due 05/15/2008	300	301
FPL Group Capital, Inc., Series B
5.55%, due 02/16/2008	350	350
PPL Capital Funding, Guaranteed Note
6.70%, due 03/30/2067 (b)	250	246
PSEG Funding Trust
5.38%, due 11/16/2007	300	300
Food & Kindred Products (0.4%)
Bunge, Ltd., Finance Corp.
4.38%, due 12/15/2008	325	320
Food Stores (0.2%)
Albertson’s, Inc.
7.50%, due 02/15/2011	101	106
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012 †	100	103
Gas Production & Distribution (1.0%)
Kinder Morgan Energy Partners, LP
7.75%, due 03/15/2032	115	130
Oneok, Inc.
5.51%, due 02/16/2008	390	391
Southern Union Co., Senior Note
6.15%, due 08/16/2008	334	336
Holding & Other Investment Offices (1.2%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (b)	225	243
BRE Properties, Inc. REIT
5.75%, due 09/01/2009	380	383
iStar Financial, Inc. REIT, Senior Note
5.95%, due 10/15/2013	300	304
Weingarten Realty Investors REIT, Series A
5.26%, due 05/15/2012	130	130
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	96
Wyndham Worldwide Corp.-144A
6.00%, due 12/01/2016	85	85
Instruments & Related Products (0.1%)
Xerox Corp., Subordinated Note
6.40%, due 03/15/2016	100	103
Insurance (0.8%)
AXA SA-144A
6.38%, due 12/14/2036 (a) (b)	250	240

Metlife, Inc.
6.40%, due 12/15/2036 *	$235	$229
St. Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	175	193
Lumber & Other Building Materials (0.3%)
CRH America, Inc.
5.30%, due 10/15/2013	250	245
Mortgage Bankers & Brokers (0.4%)
Idearc, Inc., Senior Note-144A
8.00%, due 11/15/2016	135	139
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	100	102
MUFG Capital Finance 1, Ltd.
6.35%, due 07/25/2016 (a) (b)	105	107
Motion Pictures (0.2%)
Time Warner Entertainment Co., LP
8.38%, due 07/15/2033	150	182
Oil & Gas Extraction (0.3%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	105	109
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	100	107
Personal Credit Institutions (0.4%)
Capital One Bank
5.75%, due 09/15/2010	370	375
Petroleum Refining (1.2%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (b)	105	115
Enterprise Products Operating, LP, Series B
4.00%, due 10/15/2007	310	308
Valero Energy Corp.
3.50%, due 04/01/2009	385	373
Valero Logistics Operations, LP, Guaranteed Senior Note
6.88%, due 07/15/2012	200	210
Printing & Publishing (0.3%)
CBS Corp., Senior Note
6.63%, due 05/15/2011	100	105
News America Holdings, Inc.
7.75%, due 12/01/2045	100	113
Radio & Television Broadcasting (0.3%)
Chancellor Media Corp.
8.00%, due 11/01/2008	225	233
Real Estate (0.6%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	220
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC-144A
4.38%, due 11/15/2010	330	321

Restaurants (0.1%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	$100	$104
Security & Commodity Brokers (0.7%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	105
Mizuho Preferred Capital Co. LLC-144A
8.79%, due 06/30/2008 (a) (b)	402	418
Western Union Co. (The)
5.93%, due 10/01/2016	105	105
Stone, Clay & Glass Products (0.2%)
Lafarge SA
7.13%, due 07/15/2036	136	146
Telecommunications (0.8%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	95	98
SBC Communications, Inc.
4.13%, due 09/15/2009	332	325
Verizon Global Funding Corp.
4.00%, due 01/15/2008	265	262
Transportation & Public Utilities (0.1%)
Hertz Corp., Senior Subordinated Note
10.50%, due 01/01/2016	100	114
U.S. Government & Agency (1.2%)
Freddie Mac
5.35%, due 11/14/2011	1,000	1,001
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	270	296
Total Corporate Debt Securities (cost: $16,215)		16,270

	Shares	Value
COMMON STOCKS (70.5%)
Air Transportation (1.9%)
FedEx Corp.	15,000	$1,612
Apparel & Accessory Stores (1.6%)
Nordstrom, Inc.	26,000	1,376
Automotive (4.4%)
Harley-Davidson, Inc.	26,500	1,557
PACCAR, Inc. †	30,000	2,202
Beverages (1.1%)
PepsiCo, Inc.	15,000	953
Communications Equipment (2.5%)
QUALCOMM, Inc.	50,000	2,133
Computer & Data Processing Services (4.5%)
Google, Inc.-Class A ‡	2,500	1,145
Intuit, Inc. ‡	39,650	1,085
Microsoft Corp.	60,000	1,672

Computer & Office Equipment (2.4%)
Apple, Inc. ‡	22,000	$2,044
Drug Stores & Proprietary Stores (2.4%)
Walgreen Co.	45,000	2,065
Electronic & Other Electric Equipment (1.8%)
General Electric Co.	44,000	1,556
Engineering & Management Services (4.9%)
Jacobs Engineering Group, Inc. ‡	90,000	4,199
Food Stores (1.3%)
Whole Foods Market, Inc. †	24,500	1,099
Hotels & Other Lodging Places (5.4%)
Marriott International, Inc.-Class A	52,000	2,546
MGM Mirage, Inc. ‡	30,000	2,086
Industrial Machinery & Equipment (5.7%)
Caterpillar, Inc.	38,000	2,547
Kennametal, Inc.	35,000	2,366
Insurance (1.9%)
WellPoint, Inc. ‡	20,000	1,622
Medical Instruments & Supplies (2.4%)
Varian Medical Systems, Inc. ‡	17,000	811
Zimmer Holdings, Inc. ‡	15,000	1,281
Oil & Gas Extraction (1.7%)
Schlumberger, Ltd.	21,000	1,451
Petroleum Refining (1.5%)
Suncor Energy, Inc.	17,000	1,298
Pharmaceuticals (4.8%)
Allergan, Inc.	10,000	1,108
Genentech, Inc. ‡	10,000	821
Roche Holding AG-Genusschein	12,241	2,156
Printing & Publishing (3.7%)
McGraw-Hill Cos., Inc. (The)	50,000	3,144
Restaurants (0.9%)
Starbucks Corp. ‡	25,000	784
Security & Commodity Brokers (8.0%)
American Express Co.	40,000	2,256
Ameriprise Financial, Inc.	30,000	1,714
BlackRock, Inc. †	5,000	782
Chicago Mercantile Exchange †	4,000	2,130
Telecommunications (2.0%)
Verizon Communications, Inc.	45,000	1,706
Transportation & Public Utilities (1.9%)
Expeditors International of Washington, Inc.	40,000	1,653
Wholesale Trade Durable Goods (1.8%)
Grainger (W.W.), Inc.	20,000	1,545
Total Common Stocks (cost: $46,862)		60,505

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill
5.09%, due 04/05/2007	$210	$210
Total Short-Term U.S. Government Obligations (cost: $210)		210
SECURITY LENDING COLLATERAL (6.0%)
Debt (5.9%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	133	133
Commercial Paper (1.9%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	40	40
5.28%, due 04/11/2007	26	26
5.29%, due 04/12/2007	26	26
5.28%, due 04/19/2007	26	26
Bear Stearns & Co.
5.50%, due 07/10/2007	13	13
CAFCO LLC-144A
5.28%, due 04/17/2007	40	40
Charta LLC-144A
5.30%, due 05/09/2007	40	40
CIESCO LLC
5.28%, due 04/16/2007	40	40
Clipper Receivables Corp.
5.28%, due 04/04/2007	26	26
5.29%, due 04/11/2007	40	40
Compass Securitization LLC-144A
5.30%, due 04/17/2007	27	27
5.29%, due 04/25/2007	27	27
CRC Funding LLC-144A
5.28%, due 04/17/2007	40	40
5.29%, due 04/25/2007	27	27
Den Danske Bank
5.27%, due 04/10/2007	40	40
5.29%, due 04/30/2007	67	67
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	13	13
5.29%, due 04/26/2007	27	27
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	27	27
5.28%, due 04/04/2007	3	3
5.28%, due 04/12/2007	40	40
5.28%, due 04/19/2007	27	27
5.29%, due 04/25/2007	27	27
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	53	53
5.28%, due 04/17/2007	27	27

Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	$40	$40
5.28%, due 04/09/2007	27	27
5.29%, due 04/19/2007	27	27
5.30%, due 04/26/2007	53	53
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	27	27
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	27	27
5.29%, due 04/18/2007	27	27
Liberty Street-144A
5.29%, due 04/26/2007	40	40
Morgan Stanley
5.51%, due 08/01/2007	27	27
Old Line Funding LLC-144A
5.29%, due 04/23/2007	27	27
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	27	27
5.29%, due 04/24/2007	27	27
5.30%, due 04/25/2007	27	27
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	13	13
5.29%, due 04/20/2007	27	27
5.30%, due 04/24/2007	27	27
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	27	27
5.29%, due 05/01/2007	40	40
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	27	27
5.29%, due 04/03/2007	27	27
5.29%, due 04/18/2007	40	40
5.30%, due 04/30/2007	27	27
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	27	27
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	27	27
5.28%, due 04/20/2007	40	40
Yorktown Capital LLC
5.30%, due 04/02/2007	27	27
5.29%, due 04/04/2007	27	27
5.29%, due 04/12/2007	27	27
5.30%, due 04/19/2007	40	40
Euro Dollar Overnight (1.0%)
Abbey National PLC
5.27%, due 04/03/2007	27	27
Bank of Montreal
5.40%, due 04/02/2007	40	40
Bank of Nova Scotia
5.28%, due 04/02/2007	40	40
BNP Paribas
5.42%, due 04/02/2007	53	53

Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	$53	$53
Erste Bank
5.28%, due 04/04/2007	67	67
Lloyds TSB Bank
5.27%, due 04/05/2007	93	93
Rabobank Nederland
5.40%, due 04/02/2007	80	80
Royal Bank of Canada
5.39%, due 04/02/2007	80	80
Societe Generale
5.38%, due 04/02/2007	40	40
5.27%, due 04/05/2007	53	53
Svenska Handlesbanken
5.38%, due 04/02/2007	62	62
UBS AG
5.29%, due 04/02/2007	53	53
5.29%, due 04/06/2007	93	93
Euro Dollar Terms (1.8%)
Abbey National PLC
5.27%, due 04/26/2007	27	27
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	80	80
Bank of Montreal
5.27%, due 04/11/2007	40	40
5.27%, due 04/20/2007	27	27
Bank of Nova Scotia
5.28%, due 04/09/2007	40	40
5.28%, due 04/30/2007	27	27
Barclays
5.31%, due 04/09/2007	67	67
5.32%, due 04/23/2007	27	27
5.29%, due 05/07/2007	27	27
5.30%, due 05/16/2007	27	27
5.29%, due 05/21/2007	27	27
Calyon
5.30%, due 05/17/2007	27	27
5.31%, due 05/24/2007	13	13
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	133	133
Citigroup
5.31%, due 05/04/2007	27	27
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	67	67
5.30%, due 05/17/2007	67	67
Deutsche Bank
5.28%, due 04/10/2007	13	13
5.27%, due 04/20/2007	27	27
5.30%, due 05/15/2007	27	27
First Tennessee National Corp.
5.31%, due 05/02/2007	27	27

Fortis Bank
5.27%, due 04/12/2007	$67	$67
5.27%, due 04/13/2007	27	27
5.30%, due 06/25/2007	67	67
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	27	27
5.30%, due 06/13/2007	27	27
KBC Bank NV
5.27%, due 05/02/2007	27	27
Lloyds TSB Bank
5.28%, due 04/27/2007	27	27
Rabobank Nederland
5.27%, due 04/10/2007	27	27
Regions Bank
5.30%, due 04/23/2007	13	13
Royal Bank of Scotland
5.29%, due 05/07/2007	53	53
5.30%, due 05/08/2007	27	27
5.30%, due 05/09/2007	27	27
5.31%, due 05/25/2007	27	27
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	27	27
Societe Generale
5.28%, due 05/21/2007	27	27
5.31%, due 05/24/2007	53	53
Swedbank AB
5.30%, due 05/11/2007	107	107
Repurchase Agreements (1.0%) † †
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $114on 04/02/2007	114	114
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $522 on 04/02/2007	521	521
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $81 on 04/02/2007	80	80
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $179 on 04/02/2007	178	178

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	27,513	$27
Reserve Primary Money Market Fund
1-day yield of 5.23%	60,818	61
Total Security Lending Collateral (cost: $5,111)		5,111
Total Investment Securities (cost: $75,112) #		$88,803

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $4,967.
*	Floating or variable rate note. Rate is listed as of March 31, 2007.

(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $916, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $75,113. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $14,271 and $581, respectively. Net unrealized appreciation for tax purposes is $13,690.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $4,605 or 5.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CONVERTIBLE BOND (83.4%)
Aerospace (1.6%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (a)	$3,910	$5,469
Automotive Dealers (2.6%)
United Auto Group, Inc., Subordinated Note-144A
3.50%, due 04/01/2026	8,700	9,222
Commercial Banks (12.9%)
Credit Suisse/New York, NY
0.25%, due 10/11/2011	9,800	9,932
Deutsche Bank AG London
0.25%, due 04/11/2013	6,033	7,655
Euronet Worldwide, Inc., Senior Note
3.50%, due 10/15/2025	10,010	10,098
Wachovia Bank NA-144A
0.25%, due 01/30/2014 §	16,700	17,542
Communication (2.5%)
XM Satellite Radio Holdings, Inc.
1.75%, due 12/01/2009 †	10,000	8,625
Computer & Data Processing Services (1.9%)
Informatica Corp., Senior Note
3.00%, due 03/15/2026 †	6,550	6,714
Computer & Office Equipment (9.1%)
EMC Corp./Massachusetts-144A
1.75%, due 12/01/2011	4,500	4,832
1.75%, due 12/01/2013	5,500	5,906
International Game Technology-144A
2.60%, due 12/15/2036	7,950	7,721
SanDisk Corp., Senior Note
1.00%, due 05/15/2013 †	5,925	5,184
Scientific Games Corp.
0.75%, due 12/01/2024	6,725	8,230
Electric Services (1.2%)
Covanta Holding Corp.
1.00%, due 02/01/2027	4,325	4,249
Electronic Components & Accessories (4.1%)
Intel Corp., Junior Subordinated Note
2.95%, due 12/15/2035	10,800	9,342
Sunpower Corp., Senior Note,
1.25%, due 02/15/2027	4,950	5,136
Food & Kindred Products (1.5%)
Archer-Daniels-Midland Co.,-144A
0.88%, due 02/15/2014 †	5,000	5,150

Holding & Other Investment Offices (4.1%)
BRE Properties, Inc., REIT, Senior Note
4.13%, due 08/15/2026 †	$8,720	$9,276
Vornado Realty Trust REIT, Senior Note
3.63%, due 11/15/2026 †	5,000	5,050
Hotels & Other Lodging Places (4.8%)
Hilton Hotels Corp., Senior Note
3.38%, due 04/15/2023	6,255	10,172
Host Marriott, LP-144A
3.25%, due 04/15/2024	4,300	6,837
Instruments & Related Products (2.3%)
Allergan, Inc.
1.50%, due 04/01/2026	7,675	8,040
Mortgage Bankers & Brokers (2.7%)
WMT Debt Exchangeable Trust-144A
0.25%, due 05/02/2013 § S	713	9,375
Motion Pictures (4.7%)
Lions Gate Entertainment Corp.
2.94%, due 10/15/2024	6,050	6,859
Macrovision Corp.-144A
2.63%, due 08/15/2011	8,600	9,632
Oil & Gas Extraction (1.4%)
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023	2,760	4,864
Pharmaceuticals (3.4%)
Cubist Pharmaceuticals, Inc., Subordinated Note
2.25%, due 06/15/2013 †	6,725	6,548
Gilead Sciences, Inc.,
0.63%, due 05/01/2013	4,760	5,373
Research & Testing Services (2.7%)
Core Laboratories LP-144A
0.25%, due 10/31/2011	8,880	9,324
Security & Commodity Brokers (13.5%)
BlackRock, Inc./New York
2.63%, due 02/15/2035	4,080	6,487
Goldman Sachs Group, Inc.
0.25%, due 01/25/2017	11,260	11,204
Lehman Brothers Holdings, Inc.
0.25%, due 12/12/2013	17,000	16,898
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 §	7,900	8,526
Svensk Exportkredit AB
0.25%, due 01/31/2015 §	2,115	4,391
Telecommunications (2.3%)
NII Holdings, Inc., Senior Note
2.75%, due 08/15/2025	5,060	8,140
Transportation Equipment (2.8%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	8,900	9,790

Water Transportation (1.3%)
Carnival Corp.
1.13%, due 04/29/2033 (b)	$6,800	$4,735
Total Convertible Bond (cost: $274,714)		292,528

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (11.8%)
Automotive (2.5%)
Ford Motor Co. Capital Trust II	250,200	$8,945
Chemicals & Allied Products (1.8%)
Celanese Corp.	156,050	6,379
Insurance (1.3%)
Fortis Insurance NV-144A	3,210	4,392
Life Insurance (1.5%)
Metlife, Inc. ‡	162,380	5,196
Oil & Gas Extraction (2.0%)
Chesapeake Energy Corp. †	26,350	6,943
Security & Commodity Brokers (2.7%)
Credit Suisse First Boston USA, Inc.	127,870	9,654
Total Convertible Preferred Stocks (cost: $34,266)		41,509

	Principal	Value
SECURITY LENDING COLLATERAL (9.5%)
Debt (9.3%)
Bank Notes (0.2%)
Bank of America
5.31%, due 05/17/2007	$872	$872
Commercial Paper (3.1%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	262	262
5.28%, due 04/11/2007	175	175
5.29%, due 04/12/2007	175	175
5.28%, due 04/19/2007	175	175
Bear Stearns & Co.
5.50%, due 07/10/2007	87	87
CAFCO LLC-144A
5.28%, due 04/17/2007	262	262
Charta LLC-144A
5.30%, due 05/09/2007	262	262
CIESCO LLC
5.28%, due 04/16/2007	262	262
Clipper Receivables Corp.
5.28%, due 04/04/2007	175	175
5.29%, due 04/11/2007	262	262
Compass Securitization LLC-144A
5.30%, due 04/17/2007	175	175
5.29%, due 04/25/2007	175	175

CRC Funding LLC-144A
5.28%, due 04/17/2007	$262	$262
5.29%, due 04/25/2007	175	175
Den Danske Bank
5.27%, due 04/10/2007	262	262
5.29%, due 04/30/2007	436	436
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	87	87
5.29%, due 04/26/2007	175	175
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	175	175
5.28%, due 04/04/2007	19	19
5.28%, due 04/12/2007	262	262
5.28%, due 04/19/2007	175	175
5.29%, due 04/25/2007	175	175
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	349	349
5.28%, due 04/17/2007	175	175
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	262	262
5.28%, due 04/09/2007	175	175
5.29%, due 04/19/2007	175	175
5.30%, due 04/26/2007	345	345
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	175	175
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	175	175
5.29%, due 04/18/2007	175	175
Liberty Street-144A
5.29%, due 04/26/2007	262	262
Morgan Stanley
5.51%, due 08/01/2007	174	174
Old Line Funding LLC-144A
5.29%, due 04/23/2007	174	174
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	174	174
5.29%, due 04/24/2007	174	174
5.30%, due 04/25/2007	174	174
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	87	87
5.29%, due 04/20/2007	174	174
5.30%, due 04/24/2007	174	174
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	174	174
5.29%, due 05/01/2007	262	262
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	174	174
5.29%, due 04/03/2007	174	174
5.29%, due 04/18/2007	262	262
5.30%, due 04/30/2007	174	174
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	174	174

Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	$174	$174
5.28%, due 04/20/2007	262	262
Yorktown Capital LLC
5.30%, due 04/02/2007	174	174
5.29%, due 04/04/2007	174	174
5.29%, due 04/12/2007	174	174
5.30%, due 04/19/2007	262	262
Euro Dollar Overnight (1.5%)
Abbey National PLC
5.27%, due 04/03/2007	174	174
Bank of Montreal
5.40%, due 04/02/2007	262	262
Bank of Nova Scotia
5.28%, due 04/02/2007	262	262
BNP Paribas
5.42%, due 04/02/2007	349	349
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	349	349
Erste Bank
5.28%, due 04/04/2007	436	436
Lloyds TSB Bank
5.27%, due 04/05/2007	611	611
Rabobank Nederland
5.40%, due 04/02/2007	523	523
Royal Bank of Canada
5.39%, due 04/02/2007	523	523
Societe Generale
5.38%, due 04/02/2007	262	262
5.27%, due 04/05/2007	349	349
Svenska Handlesbanken
5.38%, due 04/02/2007	407	407
UBS AG
5.29%, due 04/02/2007	349	349
5.29%, due 04/06/2007	611	611
Euro Dollar Terms (2.8%)
Abbey National PLC
5.27%, due 04/26/2007	174	174
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	523	523
Bank of Montreal
5.27%, due 04/11/2007	262	262
5.27%, due 04/20/2007	174	174
Bank of Nova Scotia
5.28%, due 04/09/2007	262	262
5.28%, due 04/30/2007	174	174
Barclays
5.31%, due 04/09/2007	436	436
5.32%, due 04/23/2007	174	174
5.29%, due 05/07/2007	174	174
5.30%, due 05/16/2007	174	174
5.29%, due 05/21/2007	174	174

Calyon
5.30%, due 05/17/2007	$174	$174
5.31%, due 05/24/2007	87	87
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	872	872
Citigroup
5.31%, due 05/04/2007	174	174
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	436	436
5.30%, due 05/17/2007	436	436
Deutsche Bank
5.28%, due 04/10/2007	87	87
5.27%, due 04/20/2007	174	174
5.30%, due 05/15/2007	174	174
First Tennessee National Corp.
5.31%, due 05/02/2007	174	174
Fortis Bank
5.27%, due 04/12/2007	436	436
5.27%, due 04/13/2007	174	174
5.30%, due 06/25/2007	436	436
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	174	174
5.30%, due 06/13/2007	174	174
KBC Bank NV
5.27%, due 05/02/2007	174	174
Lloyds TSB Bank
5.28%, due 04/27/2007	174	174
Rabobank Nederland
5.27%, due 04/10/2007	174	174
Regions Bank
5.30%, due 04/23/2007	87	87
Royal Bank of Scotland
5.29%, due 05/07/2007	349	349
5.30%, due 05/08/2007	174	174
5.30%, due 05/09/2007	174	174
5.31%, due 05/25/2007	174	174
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	174	174
Societe Generale
5.28%, due 05/21/2007	174	174
5.31%, due 05/24/2007	349	349
Swedbank AB
5.30%, due 05/11/2007	698	698
Repurchase Agreements (1.7%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $746 on 04/02/2007	746	746
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $3,405 on 04/02/2007	3,404	3,404
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $526 on 04/02/2007	526	526
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,165 on 04/02/2007	1,164	1,164

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	179,524	$180
Reserve Primary Money Market Fund
1-day yield of 5.23%	396,838	397
Total Security Lending Collateral (cost: $33,351)		33,351
Total Investment Securities (cost: $342,331) #		$367,388

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Armor Holdings, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.
§	Security is deemed to be illiquid.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $32,434.
S	Security trades in units. Each unit represents $1,000.
(b)	Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $5,975, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $342,337. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,595 and $4,544, respectively. Net unrealized appreciation for tax purposes is $25,051.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $106,854 or 30.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica Equity

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Air Transportation (2.8%)
FedEx Corp.	750,000	$80,572
Amusement & Recreation Services (0.2%)
Disney (Walt) Co. (The) †	133,640	4,601
Apparel & Accessory Stores (1.5%)
Nordstrom, Inc. †	800,000	42,352
Automotive (2.1%)
Harley-Davidson, Inc. †	1,000,000	58,750
PACCAR, Inc. †	37,500	2,752
Beverages (2.7%)
PepsiCo, Inc.	1,200,000	76,272
Chemicals & Allied Products (2.5%)
Praxair, Inc.	1,135,000	71,460
Communications Equipment (6.2%)
QUALCOMM, Inc.	3,051,935	130,196
Research In Motion, Ltd. † ‡	350,000	47,772
Computer & Data Processing Services (8.9%)
Google, Inc.-Class A ‡	176,000	80,636
Intuit, Inc. ‡	2,773,000	75,869
Microsoft Corp.	3,570,000	99,496
Computer & Office Equipment (5.5%)
Apple, Inc. ‡	1,686,000	156,646
Drug Stores & Proprietary Stores (2.5%)
Walgreen Co.	1,565,000	71,818
Electronic & Other Electric Equipment (2.5%)
General Electric Co.	2,031,225	71,824
Engineering & Management Services (3.0%)
Jacobs Engineering Group, Inc. ‡	1,813,580	84,604
Food Stores (2.2%)
Whole Foods Market, Inc. †	1,405,000	63,014
Hotels & Other Lodging Places (8.7%)
Las Vegas Sands Corp. † ‡	500,000	43,305
Marriott International, Inc.-Class A	2,045,000	100,123
MGM Mirage, Inc. ‡	1,500,000	104,280
Industrial Machinery & Equipment (2.6%)
Caterpillar, Inc.	1,126,000	75,476
Insurance (2.0%)
WellPoint, Inc. ‡	700,000	56,770

Management Services (1.7%)
Paychex, Inc.	1,308,610	$49,557
Medical Instruments & Supplies (5.3%)
Varian Medical Systems, Inc. ‡	903,025	43,065
Zimmer Holdings, Inc. † ‡	1,288,000	110,008
Oil & Gas Extraction (2.1%)
Schlumberger, Ltd. †	878,000	60,670
Petroleum Refining (1.8%)
Suncor Energy, Inc. †	670,000	51,155
Pharmaceuticals (9.7%)
Allergan, Inc.	740,000	82,007
Genentech, Inc. ‡	700,000	57,484
Gilead Sciences, Inc. ‡	538,395	41,187
Roche Holding AG-Genusschein †	543,508	95,719
Printing & Publishing (4.4%)
McGraw-Hill Cos., Inc. (The)	2,000,000	125,760
Restaurants (2.2%)
Starbucks Corp. ‡	2,000,000	62,720
Security & Commodity Brokers (13.3%)
American Express Co.	1,600,000	90,240
Ameriprise Financial, Inc.	1,500,000	85,710
BlackRock, Inc. †	215,000	33,607
Chicago Mercantile Exchange †	310,000	165,063
T. Rowe Price Group, Inc.	162,000	7,645
Telecommunications (0.7%)
AT&T, Inc.	375,000	14,786
Verizon Communications, Inc.	121,000	4,588
Transportation & Public Utilities (2.6%)
Expeditors International of Washington, Inc.	1,798,210	74,302
Total Common Stocks (cost: $2,280,428)		2,853,861

	Principal	Value
SECURITY LENDING COLLATERAL (11.3%)
Debt (11.1%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	$8,487	$8,487
Commercial Paper (3.7%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	2,546	2,546
5.28%, due 04/11/2007	1,698	1,698
5.29%, due 04/12/2007	1,698	1,698
5.28%, due 04/19/2007	1,698	1,698
Bear Stearns & Co.
5.50%, due 07/10/2007	849	849
CAFCO LLC-144A
5.28%, due 04/17/2007	2,546	2,546
Charta LLC-144A

5.30%, due 05/09/2007	$2,546	$2,546
CIESCO LLC
5.28%, due 04/16/2007	2,546	2,546
Clipper Receivables Corp.
5.28%, due 04/04/2007	1,698	1,698
5.29%, due 04/11/2007	2,546	2,546
Compass Securitization LLC-144A
5.30%, due 04/17/2007	1,698	1,698
5.29%, due 04/25/2007	1,698	1,698
CRC Funding LLC-144A
5.28%, due 04/17/2007	2,546	2,546
5.29%, due 04/25/2007	1,698	1,698
Den Danske Bank
5.27%, due 04/10/2007	2,546	2,546
5.29%, due 04/30/2007	4,244	4,244
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	849	849
5.29%, due 04/26/2007	1,698	1,698
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	1,698	1,698
5.28%, due 04/04/2007	185	185
5.28%, due 04/12/2007	2,546	2,546
5.28%, due 04/19/2007	1,698	1,698
5.29%, due 04/25/2007	1,698	1,698
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	3,395	3,395
5.28%, due 04/17/2007	1,698	1,698
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	2,546	2,546
5.28%, due 04/09/2007	1,698	1,698
5.29%, due 04/19/2007	1,698	1,698
5.30%, due 04/26/2007	3,359	3,359
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	1,698	1,698
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	1,698	1,698
5.29%, due 04/18/2007	1,698	1,698
Liberty Street-144A
5.29%, due 04/26/2007	2,546	2,546
Morgan Stanley
5.51%, due 08/01/2007	1,698	1,698
Old Line Funding LLC-144A
5.29%, due 04/23/2007	1,698	1,698
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	1,698	1,698
5.29%, due 04/24/2007	1,698	1,698
5.30%, due 04/25/2007	1,698	1,698
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	849	849
5.29%, due 04/20/2007	1,698	1,698
5.30%, due 04/24/2007	1,698	1,698
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	1,698	1,698

5.29%, due 05/01/2007	$2,546	$2,546
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	1,698	1,698
5.29%, due 04/03/2007	1,698	1,698
5.29%, due 04/18/2007	2,546	2,546
5.30%, due 04/30/2007	1,698	1,698
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	1,698	1,698
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	1,698	1,698
5.28%, due 04/20/2007	2,546	2,546
Yorktown Capital LLC
5.30%, due 04/02/2007	1,698	1,698
5.29%, due 04/04/2007	1,698	1,698
5.29%, due 04/12/2007	1,697	1,697
5.30%, due 04/19/2007	2,546	2,546
Euro Dollar Overnight (1.8%)
Abbey National PLC
5.27%, due 04/03/2007	1,697	1,697
Bank of Montreal
5.40%, due 04/02/2007	2,546	2,546
Bank of Nova Scotia
5.28%, due 04/02/2007	2,546	2,546
BNP Paribas
5.42%, due 04/02/2007	3,395	3,395
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	3,395	3,395
Erste Bank
5.28%, due 04/04/2007	4,244	4,244
Lloyds TSB Bank
5.27%, due 04/05/2007	5,941	5,941
Rabobank Nederland
5.40%, due 04/02/2007	5,092	5,092
Royal Bank of Canada
5.39%, due 04/02/2007	5,092	5,092
Societe Generale
5.38%, due 04/02/2007	2,546	2,546
5.27%, due 04/05/2007	3,395	3,395
Svenska Handlesbanken
5.38%, due 04/02/2007	3,959	3,959
UBS AG
5.29%, due 04/02/2007	3,395	3,395
5.29%, due 04/06/2007	5,941	5,941
Euro Dollar Terms (3.3%)
Abbey National PLC
5.27%, due 04/26/2007	1,697	1,697
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	5,092	5,092
Bank of Montreal
5.27%, due 04/11/2007	2,546	2,546
5.27%, due 04/20/2007	1,697	1,697

Bank of Nova Scotia
5.28%, due 04/09/2007	$2,546	$2,546
5.28%, due 04/30/2007	1,697	1,697
Barclays
5.31%, due 04/09/2007	4,244	4,244
5.32%, due 04/23/2007	1,697	1,697
5.29%, due 05/07/2007	1,697	1,697
5.30%, due 05/16/2007	1,697	1,697
5.29%, due 05/21/2007	1,697	1,697
Calyon
5.30%, due 05/17/2007	1,697	1,697
5.31%, due 05/24/2007	849	849
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	8,487	8,487
Citigroup
5.31%, due 05/04/2007	1,697	1,697
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	4,244	4,244
5.30%, due 05/17/2007	4,244	4,244
Deutsche Bank
5.28%, due 04/10/2007	849	849
5.27%, due 04/20/2007	1,697	1,697
5.30%, due 05/15/2007	1,697	1,697
First Tennessee National Corp.
5.31%, due 05/02/2007	1,697	1,697
Fortis Bank
5.27%, due 04/12/2007	4,244	4,244
5.27%, due 04/13/2007	1,697	1,697
5.30%, due 06/25/2007	4,244	4,244
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	1,697	1,697
5.30%, due 06/13/2007	1,697	1,697
KBC Bank NV
5.27%, due 05/02/2007	1,697	1,697
Lloyds TSB Bank
5.28%, due 04/27/2007	1,697	1,697
Rabobank Nederland
5.27%, due 04/10/2007	1,697	1,697
Regions Bank
5.30%, due 04/23/2007	849	849
Royal Bank of Scotland
5.29%, due 05/07/2007	3,395	3,395
5.30%, due 05/08/2007	1,697	1,697
5.30%, due 05/09/2007	1,697	1,697
5.31%, due 05/25/2007	1,697	1,697
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	1,697	1,697
Societe Generale
5.28%, due 05/21/2007	1,697	1,697
5.31%, due 05/24/2007	3,395	3,395
Swedbank AB
5.30%, due 05/11/2007	6,790	6,790

Repurchase Agreements (2.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $7,264 on 04/02/2007	$7,260	$7,260
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $33,140 on 04/02/2007	33,125	33,125
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $5,117 on 04/02/2007	5,114	5,114
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $11,336 on 04/02/2007	11,331	11,331

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	1,747,073	$1,747
Reserve Primary Money Market Fund
1-day yield of 5.23%	3,861,909	3,862
Total Security Lending Collateral (cost: $324,566)		324,566
Total Investment Securities (cost: $2,604,994) #		$3,178,427

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $313,472.
‡	Non-income producing.
††

Cash collateral for the Repurchase Agreements, valued at $58,151, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $2,605,609. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $607,197 and $34,379, respectively. Net unrealized appreciation for tax purposes is $572,818.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $81,641 or 2.9% of the net assets of the Fund.

Transamerica Equity II

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Air Transportation (2.9%)
FedEx Corp.	5,250	$564
Apparel & Accessory Stores (1.9%)
Nordstrom, Inc.	7,000	371
Automotive (1.4%)
Harley-Davidson, Inc.	4,550	267
Beverages (2.3%)
PepsiCo, Inc.	7,000	445
Chemicals & Allied Products (4.2%)
Praxair, Inc.	13,000	818
Communications Equipment (5.7%)
QUALCOMM, Inc.	21,850	932
Research In Motion, Ltd. ‡	1,400	191
Computer & Data Processing Services (8.9%)
Google, Inc.-Class A ‡	1,000	458
Intuit, Inc. ‡	16,500	451
Microsoft Corp.	29,500	822
Computer & Office Equipment (4.8%)
Apple, Inc. ‡	10,000	929
Drug Stores & Proprietary Stores (4.0%)
Walgreen Co.	17,000	780
Electronic & Other Electric Equipment (2.6%)
General Electric Co.	14,400	509
Engineering & Management Services (3.3%)
Jacobs Engineering Group, Inc. ‡	14,000	653
Food Stores (2.1%)
Whole Foods Market, Inc.	9,000	404
Hotels & Other Lodging Places (11.0%)
Las Vegas Sands Corp. ‡	4,000	346
Marriott International, Inc.-Class A	17,000	832
MGM Mirage, Inc. ‡	14,000	973
Industrial Machinery & Equipment (3.1%)
Caterpillar, Inc.	8,930	599
Insurance (2.1%)
WellPoint, Inc. ‡	5,000	406
Management Services (1.4%)
Paychex, Inc.	7,470	283

Medical Instruments & Supplies (4.9%)
Varian Medical Systems, Inc. ‡	6,500	$310
Zimmer Holdings, Inc. ‡	7,500	641
Oil & Gas Extraction (1.8%)
Schlumberger, Ltd.	5,000	346
Petroleum Refining (1.6%)
Suncor Energy, Inc.	4,000	305
Pharmaceuticals (5.7%)
Allergan, Inc.	5,000	554
Genentech, Inc. ‡	6,850	563
Printing & Publishing (4.5%)
McGraw-Hill Cos., Inc. (The)	14,000	880
Restaurants (2.0%)
Starbucks Corp. ‡	12,250	384
Security & Commodity Brokers (12.5%)
American Express Co.	12,990	733
Ameriprise Financial, Inc.	7,000	400
BlackRock, Inc.	1,200	188
Chicago Mercantile Exchange	2,100	1,118
Telecommunications (1.5%)
AT&T, Inc.	7,700	304
Transportation & Public Utilities (3.5%)
Expeditors International of Washington, Inc.	16,350	676
Total Common Stocks (cost: $14,012)		19,435
Total Investment Securities (cost: $14,012) #		$19,435

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
#

Aggregate cost for federal income tax purposes is $14,055. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,574 and $194, respectively. Net unrealized appreciation for tax purposes is $5,380.

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Apparel & Accessory Stores (2.5%)
Nordstrom, Inc.	113,840	$6,027
Under Armour, Inc.-Class A ‡ †	50,000	2,565
Urban Outfitters, Inc. ‡	84,800	2,248
Commercial Banks (1.8%)
Wintrust Financial Corp.	177,353	7,912
Communication (0.7%)
Global Payments, Inc.	83,700	2,851
Computer & Data Processing Services (11.0%)
Activision, Inc. ‡ †	163,200	3,091
Alliance Data Systems Corp. ‡ †	178,700	11,011
Cerner Corp. ‡ †	230,900	12,573
Checkfree Corp. ‡	396,980	14,724
CoStar Group, Inc. ‡ †	50,000	2,234
Intuit, Inc. ‡	146,500	4,008
Computer & Office Equipment (2.6%)
Sandisk Corp. ‡	105,183	4,607
VeriFone Holdings, Inc. ‡	175,805	6,457
Educational Services (2.6%)
Strayer Education, Inc. †	91,716	11,465
Electronic Components & Accessories (2.1%)
Microchip Technology, Inc.	253,830	9,019
Engineering & Management Services (3.8%)
Jacobs Engineering Group, Inc. ‡	358,144	16,707
Entertainment (2.0%)
International Game Technology	215,650	8,708
Food Stores (2.3%)
Whole Foods Market, Inc. †	226,260	10,148
Health Services (2.8%)
Covance, Inc. ‡	204,000	12,105
Holding & Other Investment Offices (3.0%)
Host Hotels & Resorts, Inc. REIT †	222,200	5,846
Kilroy Realty Corp. REIT	39,600	2,921
Plum Creek Timber Co., Inc. REIT	108,000	4,257
Hotels & Other Lodging Places (7.5%)
Hilton Hotels Corp.	581,790	20,921
Las Vegas Sands Corp. ‡ †	136,640	11,834

Industrial Machinery & Equipment (9.4%)
Cameron International Corp. ‡	282,740	$17,753
Joy Global, Inc. †	74,500	3,196
Kennametal, Inc.	294,920	19,940
Instruments & Related Products (4.5%)
Sirf Technology Holdings, Inc. ‡ †	319,300	8,864
Trimble Navigation, Ltd. ‡	398,400	10,693
Medical Instruments & Supplies (7.6%)
Intuitive Surgical, Inc. ‡ †	87,870	10,682
Techne Corp. ‡	230,970	13,188
Varian Medical Systems, Inc. ‡	189,875	9,055
Motion Pictures (2.7%)
Macrovision Corp. ‡ †	471,520	11,812
Pharmaceuticals (1.0%)
Allergan, Inc.	37,600	4,167
Research & Testing Services (0.1%)
Gen-Probe, Inc. ‡	11,100	523
Restaurants (1.6%)
PF Chang’s China Bistro, Inc. ‡ †	169,360	7,093
Security & Commodity Brokers (16.7%)
Ameriprise Financial, Inc.	198,350	11,334
BlackRock, Inc. †	132,330	20,685
Chicago Mercantile Exchange †	16,240	8,647
Cohen & Steers, Inc. †	238,310	10,266
Nymex Holdings, Inc. ‡	90,390	12,271
T. Rowe Price Group, Inc. †	195,200	9,211
Telecommunications (2.8%)
NeuStar, Inc.-Class A ‡ †	434,700	12,363
Transportation & Public Utilities (4.2%)
CH Robinson Worldwide, Inc. †	157,010	7,497
Expeditors International of Washington, Inc.	260,565	10,767
Wholesale Trade Durable Goods (1.9%)
Grainger (W.W.), Inc.	106,140	8,198
Total Common Stocks (cost: $368,370)		422,444

	Principal	Value
SECURITY LENDING COLLATERAL (24.0%)
Debt (23.6%)
Bank Notes (0.6%)
Bank of America
5.31%, due 05/17/2007	$2,722	$2,722
Commercial Paper (7.8%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	817	817
5.28%, due 04/11/2007	545	545
5.29%, due 04/12/2007	545	545
5.28%, due 04/19/2007	545	545

Bear Stearns & Co.
5.50%, due 07/10/2007	$272	$272
CAFCO LLC-144A
5.28%, due 04/17/2007	817	817
Charta LLC-144A
5.30%, due 05/09/2007	817	817
CIESCO LLC
5.28%, due 04/16/2007	817	817
Clipper Receivables Corp.
5.28%, due 04/04/2007	545	545
5.29%, due 04/11/2007	817	817
Compass Securitization LLC-144A
5.30%, due 04/17/2007	545	545
5.29%, due 04/25/2007	545	545
CRC Funding LLC-144A
5.28%, due 04/17/2007	817	817
5.29%, due 04/25/2007	545	545
Den Danske Bank
5.27%, due 04/10/2007	817	817
5.29%, due 04/30/2007	1,361	1,361
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	272	272
5.29%, due 04/26/2007	545	545
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	545	545
5.28%, due 04/04/2007	59	59
5.28%, due 04/12/2007	817	817
5.28%, due 04/19/2007	545	545
5.29%, due 04/25/2007	545	545
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	1,089	1,089
5.28%, due 04/17/2007	545	545
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	817	817
5.28%, due 04/09/2007	545	545
5.29%, due 04/19/2007	545	545
5.30%, due 04/26/2007	1,077	1,077
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	545	545
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	545	545
5.29%, due 04/18/2007	545	545
Liberty Street-144A
5.29%, due 04/26/2007	817	817
Morgan Stanley
5.51%, due 08/01/2007	545	545
Old Line Funding LLC-144A
5.29%, due 04/23/2007	545	545
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	545	545
5.29%, due 04/24/2007	545	545
5.30%, due 04/25/2007	545	545

Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	$272	$272
5.29%, due 04/20/2007	545	545
5.30%, due 04/24/2007	544	544
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	544	544
5.29%, due 05/01/2007	817	817
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	544	544
5.29%, due 04/03/2007	544	544
5.29%, due 04/18/2007	817	817
5.30%, due 04/30/2007	544	544
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	544	544
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	544	544
5.28%, due 04/20/2007	817	817
Yorktown Capital LLC
5.30%, due 04/02/2007	544	544
5.29%, due 04/04/2007	544	544
5.29%, due 04/12/2007	544	544
5.30%, due 04/19/2007	817	817
Euro Dollar Overnight (4.0%)
Abbey National PLC
5.27%, due 04/03/2007	544	544
Bank of Montreal
5.40%, due 04/02/2007	817	817
Bank of Nova Scotia
5.28%, due 04/02/2007	817	817
BNP Paribas
5.42%, due 04/02/2007	1,089	1,089
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	1,089	1,089
Erste Bank
5.28%, due 04/04/2007	1,361	1,361
Lloyds TSB Bank
5.27%, due 04/05/2007	1,906	1,906
Rabobank Nederland
5.40%, due 04/02/2007	1,633	1,633
Royal Bank of Canada
5.39%, due 04/02/2007	1,633	1,633
Societe Generale
5.38%, due 04/02/2007	817	817
5.27%, due 04/05/2007	1,089	1,089
Svenska Handlesbanken
5.38%, due 04/02/2007	1,270	1,270
UBS AG
5.29%, due 04/02/2007	1,089	1,089
5.29%, due 04/06/2007	1,906	1,906

Euro Dollar Terms (7.0%)
Abbey National PLC
5.27%, due 04/26/2007	$544	$544
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	1,633	1,633
Bank of Montreal
5.27%, due 04/11/2007	817	817
5.27%, due 04/20/2007	544	544
Bank of Nova Scotia
5.28%, due 04/09/2007	817	817
5.28%, due 04/30/2007	544	544
Barclays
5.31%, due 04/09/2007	1,361	1,361
5.32%, due 04/23/2007	544	544
5.29%, due 05/07/2007	544	544
5.30%, due 05/16/2007	544	544
5.29%, due 05/21/2007	544	544
Calyon
5.30%, due 05/17/2007	544	544
5.31%, due 05/24/2007	272	272
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	2,722	2,722
Citigroup
5.31%, due 05/04/2007	544	544
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,361	1,361
5.30%, due 05/17/2007	1,361	1,361
Deutsche Bank
5.28%, due 04/10/2007	272	272
5.27%, due 04/20/2007	544	544
5.30%, due 05/15/2007	544	544
First Tennessee National Corp.
5.31%, due 05/02/2007	544	544
Fortis Bank
5.27%, due 04/12/2007	1,361	1,361
5.27%, due 04/13/2007	544	544
5.30%, due 06/25/2007	1,361	1,361
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	544	544
5.30%, due 06/13/2007	544	544
KBC Bank NV
5.27%, due 05/02/2007	544	544
Lloyds TSB Bank
5.28%, due 04/27/2007	544	544
Rabobank Nederland
5.27%, due 04/10/2007	544	544
Regions Bank
5.30%, due 04/23/2007	272	272
Royal Bank of Scotland
5.29%, due 05/07/2007	1,089	1,089
5.30%, due 05/08/2007	544	544
5.30%, due 05/09/2007	544	544
5.31%, due 05/25/2007	544	544

Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	$544	$544
Societe Generale
5.28%, due 05/21/2007	544	544
5.31%, due 05/24/2007	1,089	1,089
Swedbank AB
5.30%, due 05/11/2007	2,178	2,178
Repurchase Agreements (4.2%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $2,330 on 04/02/2007	2,329	2,329
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $10,629 on 04/02/2007	10,625	10,625
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,641 on 04/02/2007	1,640	1,640
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $3,636 on 04/02/2007	3,634	3,634

	Shares	Value
Investment Companies (0.4%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	560,362	$560
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,238,682	1,239
Total Security Lending Collateral (cost: $104,102)		104,102
Total Investment Securities (cost: $472,472) #		$526,546

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $100,856.
††

Cash collateral for the Repurchase Agreements, valued at $18,652, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $472,800. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $64,756 and $11,010, respectively. Net unrealized appreciation for tax purposes is $53,746.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $26,192 or 6.0% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica Money Market

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (70.3%)
Automotive (7.7%)
American Honda Finance Corp.
5.24%, due 04/04/2007	$5,100	$5,097
5.24%, due 04/05/2007	8,000	7,994
5.24%, due 04/16/2007	13,800	13,768
BMW US Capital LLC-144A
5.24%, due 04/04/2007	8,125	8,120
5.24%, due 04/17/2007	12,575	12,544
Beverages (4.9%)
Anheuser-Busch Cos., Inc.-144A
5.25%, due 04/27/2007	7,425	7,396
Coca-Cola Co. (The)
5.23%, due 04/20/2007	10,750	10,719
5.23%, due 04/27/2007	12,000	11,953
Commercial Banks (10.0%)
HBOS Treasury Services PLC
5.25%, due 04/23/2007	8,000	7,973
5.24%, due 04/24/2007	5,500	5,481
5.25%, due 05/02/2007	7,600	7,565
5.25%, due 05/15/2007	5,400	5,365
Nestle Capital Corp.-144A
5.24%, due 04/04/2007	4,300	4,297
Toronto-Dominion Holdings USA, Inc.-144A
5.25%, due 05/02/2007	4,000	3,981
UBS Finance Delaware LLC
5.24%, due 04/05/2007	10,000	9,993
5.25%, due 04/05/2007	10,000	9,993
5.25%, due 05/14/2007	7,000	6,955
Computer & Data Processing Services (1.3%)
IBM Capital, Inc.-144A
5.24%, due 04/24/2007	8,100	8,072
Computer & Office Equipment (2.5%)
Pitney Bowes, Inc.-144A
5.24%, due 04/02/2007	10,950	10,947
5.25%, due 04/19/2007	4,400	4,388
Electronic & Other Electric Equipment (3.9%)
Emerson Electric Co.-144A
5.24%, due 04/10/2007	4,925	4,918
5.24%, due 04/12/2007	3,400	3,394
5.24%, due 04/13/2007	4,500	4,491
5.24%, due 04/19/2007	11,000	10,970

Holding & Other Investment Offices (4.3%)
Prudential Funding LLC
5.24%, due 04/11/2007	$10,000	$9,984
5.24%, due 05/03/2007	8,000	7,962
5.25%, due 05/04/2007	8,700	8,657
Industrial Machinery & Equipment (1.2%)
Caterpillar Financial Services Corp.
5.24%, due 05/21/2007	7,450	7,395
Insurance (1.4%)
Metlife Funding, Inc.
5.24%, due 04/09/2007	8,300	8,289
Medical Instruments & Supplies (0.9%)
Medtronic, Inc.-144A
5.24%, due 04/26/2007	5,425	5,404
Metal Mining (1.6%)
BHP Billiton Finance USA, Ltd.-144A
5.25%, due 04/25/2007	10,000	9,964
Mortgage Bankers & Brokers (17.2%)
Barclays U.S. Funding Corp.
5.23%, due 04/30/2007	8,000	7,965
CAFCO LLC-144A
5.24%, due 04/17/2007	8,000	7,980
5.25%, due 04/25/2007	6,600	6,576
5.26%, due 05/14/2007	12,100	12,022
Old Line Funding Corp.-144A
5.25%, due 04/10/2007	8,550	8,538
5.25%, due 04/11/2007	4,250	4,243
5.24%, due 04/13/2007	9,000	8,983
5.27%, due 05/04/2007	4,000	3,980
Ranger Funding Co. LLC-144A
5.25%, due 04/12/2007	8,000	7,986
5.25%, due 04/13/2007	9,754	9,735
5.25%, due 04/25/2007	9,000	8,967
Sheffield Receivables Corp.-144A
5.26%, due 04/09/2007	5,840	5,832
5.25%, due 05/01/2007	13,200	13,140
Oil & Gas Extraction (0.8%)
Total Capital SA-144A
5.24%, due 04/04/2007	5,150	5,147
Personal Credit Institutions (8.2%)
General Electric Capital Corp.
5.25%, due 06/06/2007	14,300	14,160
International Lease Finance Corp.
5.24%, due 04/10/2007	9,500	9,486
5.24%, due 04/19/2007	4,600	4,587
Toyota Motor Credit Corp.
5.24%, due 04/02/2007	11,500	11,497
5.24%, due 04/20/2007	10,400	10,370

Security & Commodity Brokers (4.4%)
Merrill Lynch & Co., Inc.
5.23%, due 04/11/2007	$13,500	$13,478
5.23%, due 04/12/2007	13,500	13,476
Total Commercial Paper (cost: $432,177)		432,177
SHORT-TERM OBLIGATIONS (6.2%)
Computer & Office Equipment (2.1%)
International Business Machines Corp.
5.35%, due 06/28/2007 *	12,600	12,602
Department Stores (0.7%)
Wal-Mart Stores, Inc.
4.38%, due 07/12/2007	4,383	4,372
Personal Credit Institutions (3.4%)
General Electric Capital Corp.
3.45%, due 07/16/2007	12,072	12,007
International Lease Finance Corp.
5.63%, due 06/01/2007	9,000	9,004
Total Short-Term Obligations (cost: $37,985)		37,985
CERTIFICATES OF DEPOSIT (12.3%)
Canadian Imperial Bank of Commerce
5.30%, due 04/16/2007	4,000	4,000
5.27%, due 04/26/2007	15,650	15,650
5.28%, due 04/30/2007	6,600	6,600
Royal Bank of Scotland NY
5.26%, due 04/03/2007	23,000	23,000
5.27%, due 04/17/2007	4,000	4,000
Toronto Dominion Bank, Ltd.
5.26%, due 04/09/2007	12,650	12,650
5.26%, due 04/10/2007	10,000	10,000
Total Certificates Of Deposit (cost: $75,900)		75,900
Total Investment Securities (cost: $546,062) #		$546,062

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2007.
#	Aggregate cost for federal income tax purposes is $546,062.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $202,015 or 32.8% of the net assets of the Fund.

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Business Services (6.2%)
Akamai Technologies, Inc. ‡ †	112,750	$5,629
Valueclick, Inc. ‡	103,940	2,716
Communication (2.0%)
American Tower Corp.-Class A ‡	69,500	2,707
Communications Equipment (13.4%)
Corning, Inc. ‡	88,000	2,001
Network Appliance, Inc. ‡	86,060	3,143
QUALCOMM, Inc.	118,780	5,067
Research In Motion, Ltd. ‡	58,500	7,985
Computer & Data Processing Services (24.7%)
Adobe Systems, Inc. ‡	76,370	3,185
Cerner Corp. ‡ †	47,820	2,604
Electronic Arts, Inc. ‡	53,560	2,697
F5 Networks, Inc. ‡	73,520	4,902
Google, Inc.-Class A ‡	13,760	6,304
Informatica Corp. ‡	221,920	2,980
Juniper Networks, Inc. ‡	164,220	3,232
Microsoft Corp.	142,800	3,980
NetFlix, Inc. ‡ †	149,940	3,477
Computer & Office Equipment (19.0%)
Apple, Inc. ‡	108,000	10,034
EMC Corp. ‡	215,740	2,988
Logitech International SA ‡ †	150,740	4,195
Nuance Communications, Inc. ‡ †	326,730	5,002
Sandisk Corp. ‡	79,270	3,472
Electronic Components & Accessories (2.7%)
Sunpower Corp.-Class A ‡ †	81,040	3,687
Entertainment (2.0%)
International Game Technology	65,990	2,665
Instruments & Related Products (5.1%)
Sirf Technology Holdings, Inc. ‡ †	149,500	4,150
Trimble Navigation, Ltd. ‡	100,500	2,698
Medical Instruments & Supplies (5.8%)
Intuitive Surgical, Inc. ‡ †	36,330	4,417
NuVasive, Inc. ‡ †	141,600	3,363
Motion Pictures (3.0%)
Macrovision Corp. ‡	164,000	4,108
Pharmaceuticals (4.1%)
Allergan, Inc.	24,400	2,704
Gilead Sciences, Inc. ‡	36,500	2,792

Security & Commodity Brokers (3.2%)
Chicago Mercantile Exchange †	8,210	$4,372
Telecommunications (7.4%)
AT&T, Inc.	35,005	1,380
Equinix, Inc. ‡ †	39,600	3,391
NeuStar, Inc.-Class A ‡	47,200	1,342
NII Holdings, Inc. ‡ †	53,430	3,964
Total Common Stocks (cost: $116,077)		133,333

	Principal	Value
SECURITY LENDING COLLATERAL (21.3%)
Debt (20.9%)
Bank Notes (0.6%)
Bank of America
5.31%, due 05/17/2007	$755	$755
Commercial Paper (6.9%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	227	227
5.28%, due 04/11/2007	151	151
5.29%, due 04/12/2007	151	151
5.28%, due 04/19/2007	151	151
Bear Stearns & Co.
5.50%, due 07/10/2007	76	76
CAFCO LLC-144A
5.28%, due 04/17/2007	227	227
Charta LLC-144A
5.30%, due 05/09/2007	226	226
CIESCO LLC
5.28%, due 04/16/2007	226	226
Clipper Receivables Corp.
5.28%, due 04/04/2007	151	151
5.29%, due 04/11/2007	226	226
Compass Securitization LLC-144A
5.30%, due 04/17/2007	151	151
5.29%, due 04/25/2007	151	151
CRC Funding LLC-144A
5.28%, due 04/17/2007	226	226
5.29%, due 04/25/2007	151	151
Den Danske Bank
5.27%, due 04/10/2007	226	226
5.29%, due 04/30/2007	377	377
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	76	76
5.29%, due 04/26/2007	151	151
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	151	151
5.28%, due 04/04/2007	17	17
5.28%, due 04/12/2007	226	226
5.28%, due 04/19/2007	151	151
5.29%, due 04/25/2007	151	151

Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	$302	$302
5.28%, due 04/17/2007	151	151
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	226	226
5.28%, due 04/09/2007	151	151
5.29%, due 04/19/2007	151	151
5.30%, due 04/26/2007	299	299
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	151	151
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	151	151
5.29%, due 04/18/2007	151	151
Liberty Street-144A
5.29%, due 04/26/2007	226	226
Morgan Stanley
5.51%, due 08/01/2007	151	151
Old Line Funding LLC-144A
5.29%, due 04/23/2007	151	151
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	151	151
5.29%, due 04/24/2007	151	151
5.30%, due 04/25/2007	151	151
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	76	76
5.29%, due 04/20/2007	151	151
5.30%, due 04/24/2007	151	151
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	151	151
5.29%, due 05/01/2007	226	226
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	151	151
5.29%, due 04/03/2007	151	151
5.29%, due 04/18/2007	226	226
5.30%, due 04/30/2007	151	151
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	151	151
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	151	151
5.28%, due 04/20/2007	226	226
Yorktown Capital LLC
5.30%, due 04/02/2007	151	151
5.29%, due 04/04/2007	151	151
5.29%, due 04/12/2007	151	151
5.30%, due 04/19/2007	226	226
Euro Dollar Overnight (3.5%)
Abbey National PLC
5.27%, due 04/03/2007	151	151
Bank of Montreal
5.40%, due 04/02/2007	226	226
Bank of Nova Scotia
5.28%, due 04/02/2007	226	226

BNP Paribas
5.42%, due 04/02/2007	$302	$302
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	302	302
Erste Bank
5.28%, due 04/04/2007	377	377
Lloyds TSB Bank
5.27%, due 04/05/2007	528	528
Rabobank Nederland
5.40%, due 04/02/2007	453	453
Royal Bank of Canada
5.39%, due 04/02/2007	453	453
Societe Generale
5.38%, due 04/02/2007	226	226
5.27%, due 04/05/2007	302	302
Svenska Handlesbanken
5.38%, due 04/02/2007	352	352
UBS AG
5.29%, due 04/02/2007	302	302
5.29%, due 04/06/2007	528	528
Euro Dollar Terms (6.2%)
Abbey National PLC
5.27%, due 04/26/2007	151	151
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	453	453
Bank of Montreal
5.27%, due 04/11/2007	226	226
5.27%, due 04/20/2007	151	151
Bank of Nova Scotia
5.28%, due 04/09/2007	226	226
5.28%, due 04/30/2007	151	151
Barclays
5.31%, due 04/09/2007	377	377
5.32%, due 04/23/2007	151	151
5.29%, due 05/07/2007	151	151
5.30%, due 05/16/2007	151	151
5.29%, due 05/21/2007	151	151
Calyon
5.30%, due 05/17/2007	151	151
5.31%, due 05/24/2007	76	76
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	755	755
Citigroup
5.31%, due 05/04/2007	151	151
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	377	377
5.30%, due 05/17/2007	377	377
Deutsche Bank
5.28%, due 04/10/2007	76	76
5.27%, due 04/20/2007	151	151
5.30%, due 05/15/2007	151	151

First Tennessee National Corp.
5.31%, due 05/02/2007	$151	$151
Fortis Bank
5.27%, due 04/12/2007	377	377
5.27%, due 04/13/2007	151	151
5.30%, due 06/25/2007	377	377
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	151	151
5.30%, due 06/13/2007	151	151
KBC Bank NV
5.27%, due 05/02/2007	151	151
Lloyds TSB Bank
5.28%, due 04/27/2007	151	151
Rabobank Nederland
5.27%, due 04/10/2007	151	151
Regions Bank
5.30%, due 04/23/2007	76	76
Royal Bank of Scotland
5.29%, due 05/07/2007	302	302
5.30%, due 05/08/2007	151	151
5.30%, due 05/09/2007	151	151
5.31%, due 05/25/2007	151	151
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	151	151
Societe Generale
5.28%, due 05/21/2007	151	151
5.31%, due 05/24/2007	302	302
Swedbank AB
5.30%, due 05/11/2007	604	604
Repurchase Agreements (3.7%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $646 on 04/02/2007	646	646
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,947 on 04/02/2007	2,946	2,946
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $455 on 04/02/2007	455	455
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $1,008 on 04/02/2007	1,008	1,008

	Shares	Value
Investment Companies (0.4%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	155,360	$155
Reserve Primary Money Market Fund
1-day yield of 5.23%	343,424	343
Total Security Lending Collateral (cost: $28,862)		28,862
Total Investment Securities (cost: $144,939) #		$162,195

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $27,935.
††

Cash collateral for the Repurchase Agreements, valued at $5,171, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $145,001. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,368 and $1,174, respectively. Net unrealized appreciation for tax purposes is $17,194.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $7,260 or 5.4% of the net assets of the Fund.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Apparel Products (2.4%)
Hanesbrands, Inc. ‡	348,700	$10,248
Chemicals & Allied Products (0.4%)
PolyOne Corp. ‡	273,156	1,666
Computer & Data Processing Services (5.7%)
ActivIdentity Corp. ‡	175,800	888
Cogent, Inc. ‡ †	670,305	9,016
Fair Isaac Corp. †	215,000	8,316
Sabre Holdings Corp.	183,200	6,000
Computer & Office Equipment (0.9%)
Hypercom Corp. ‡	670,000	3,993
Construction (7.4%)
Chemed Corp.	266,700	13,058
McDermott International, Inc. ‡	380,000	18,612
Electric Services (2.4%)
CMS Energy Corp.	580,000	10,324
Electric, Gas & Sanitary Services (2.7%)
ALLETE, Inc.	66,666	3,108
Republic Services, Inc.	307,500	8,555
Electronic & Other Electric Equipment (7.6%)
Acuity Brands, Inc.	275,000	14,971
Genlyte Group, Inc. ‡	250,000	17,637
Gas Production & Distribution (1.7%)
KeySpan Corp.	175,000	7,201
Holding & Other Investment Offices (12.6%)
Annaly Capital Management, Inc. REIT	670,000	10,372
Host Hotels & Resorts, Inc. REIT	550,000	14,470
LTC Properties, Inc. REIT	450,000	11,659
Omega Healthcare Investors, Inc. REIT	291,000	4,991
Parkway Properties, Inc. REIT	79,000	4,128
Sunstone Hotel Investors, Inc. REIT †	300,000	8,178
Industrial Machinery & Equipment (3.1%)
Allis-Chalmers Corp. ‡ †	253,800	3,997
Grant Prideco, Inc. ‡	183,000	9,121
Instruments & Related Products (2.0%)
Thermo Electron Corp. ‡	178,000	8,321
Insurance (7.8%)
AMBAC Financial Group, Inc.	120,000	10,367
HCC Insurance Holdings, Inc. †	367,500	11,319

PartnerRe, Ltd. †	122,000	$8,362
Triad Guaranty, Inc. ‡ †	77,300	3,201
Management Services (3.7%)
FTI Consulting, Inc. ‡ †	465,000	15,619
Medical Instruments & Supplies (2.0%)
Orthofix International NV ‡	170,000	8,678
Oil & Gas Extraction (13.4%)
Aurora Oil & Gas Corp. ‡	1,454,260	3,796
Bronco Drilling Co., Inc. ‡ †	201,625	3,341
GlobalSantaFe Corp.	135,000	8,327
Helix Energy Solutions Group, Inc. ‡	200,000	7,458
Pioneer Drilling Co. ‡	170,000	2,157
Superior Energy Services, Inc. ‡ †	650,000	22,406
Todco-Class A ‡	240,150	9,685
Primary Metal Industries (1.1%)
Claymont Steel Holdings, Inc. ‡	237,970	4,743
Restaurants (1.2%)
O’Charley’s, Inc. ‡	255,000	4,919
Rubber & Misc. Plastic Products (2.0%)
Jarden Corp. ‡ †	225,000	8,618
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	4,001
Telecommunications (2.5%)
Citizens Communications Co. †	700,000	10,465
Water Transportation (11.5%)
Aegean Marine Petroleum Network, Inc.	332,140	5,593
Aries Maritime Transport, Ltd.	992,000	8,144
DryShips, Inc. †	450,000	10,139
Genco Shipping & Trading, Ltd. †	499,700	15,880
Omega Navigation Enterprises, Inc.-Class A	329,800	5,155
StealthGas, Inc.	305,600	4,205
Wholesale Trade Nondurable Goods (2.6%)
Dean Foods Co. ‡	235,000	10,984
Total Common Stocks (cost: $303,381)		416,392

	Principal	Value
SECURITY LENDING COLLATERAL (20.3%)
Debt (20.0%)
Bank Notes (0.5%)
Bank of America
5.31%, due 05/17/2007	$2,267	$2,267
Commercial Paper (6.6%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	680	680
5.28%, due 04/11/2007	454	454
5.29%, due 04/12/2007	454	454
5.28%, due 04/19/2007	454	454

Bear Stearns & Co.
5.50%, due 07/10/2007	$227	$227
CAFCO LLC-144A
5.28%, due 04/17/2007	680	680
Charta LLC-144A
5.30%, due 05/09/2007	680	680
CIESCO LLC
5.28%, due 04/16/2007	680	680
Clipper Receivables Corp.
5.28%, due 04/04/2007	454	454
5.29%, due 04/11/2007	680	680
Compass Securitization LLC-144A
5.30%, due 04/17/2007	454	454
5.29%, due 04/25/2007	454	454
CRC Funding LLC-144A
5.28%, due 04/17/2007	680	680
5.29%, due 04/25/2007	454	454
Den Danske Bank
5.27%, due 04/10/2007	680	680
5.29%, due 04/30/2007	1,134	1,134
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	227	227
5.29%, due 04/26/2007	454	454
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	454	454
5.28%, due 04/04/2007	50	50
5.28%, due 04/12/2007	680	680
5.28%, due 04/19/2007	454	454
5.29%, due 04/25/2007	454	454
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	907	907
5.28%, due 04/17/2007	454	454
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	680	680
5.28%, due 04/09/2007	454	454
5.29%, due 04/19/2007	454	454
5.30%, due 04/26/2007	897	897
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	454	454
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	454	454
5.29%, due 04/18/2007	454	454
Liberty Street-144A
5.29%, due 04/26/2007	680	680
Morgan Stanley
5.51%, due 08/01/2007	454	454
Old Line Funding LLC-144A
5.29%, due 04/23/2007	454	454
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	454	454
5.29%, due 04/24/2007	454	454
5.30%, due 04/25/2007	454	454

Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	$227	$227
5.29%, due 04/20/2007	454	454
5.30%, due 04/24/2007	454	454
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	454	454
5.29%, due 05/01/2007	680	680
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	454	454
5.29%, due 04/03/2007	454	454
5.29%, due 04/18/2007	680	680
5.30%, due 04/30/2007	454	454
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	453	453
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	453	453
5.28%, due 04/20/2007	680	680
Yorktown Capital LLC
5.30%, due 04/02/2007	453	453
5.29%, due 04/04/2007	453	453
5.29%, due 04/12/2007	453	453
5.30%, due 04/19/2007	680	680
Euro Dollar Overnight (3.3%)
Abbey National PLC
5.27%, due 04/03/2007	453	453
Bank of Montreal
5.40%, due 04/02/2007	680	680
Bank of Nova Scotia
5.28%, due 04/02/2007	680	680
BNP Paribas
5.42%, due 04/02/2007	907	907
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	907	907
Erste Bank
5.28%, due 04/04/2007	1,134	1,134
Lloyds TSB Bank
5.27%, due 04/05/2007	1,587	1,587
Rabobank Nederland
5.40%, due 04/02/2007	1,360	1,360
Royal Bank of Canada
5.39%, due 04/02/2007	1,360	1,360
Societe Generale
5.38%, due 04/02/2007	680	680
5.27%, due 04/05/2007	907	907
Svenska Handlesbanken
5.38%, due 04/02/2007	1,058	1,058
UBS AG
5.29%, due 04/02/2007	907	907
5.29%, due 04/06/2007	1,587	1,587
Euro Dollar Terms (6.0%)
Abbey National PLC
5.27%, due 04/26/2007	453	453

BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	$1,360	$1,360
Bank of Montreal
5.27%, due 04/11/2007	680	680
5.27%, due 04/20/2007	453	453
Bank of Nova Scotia
5.28%, due 04/09/2007	680	680
5.28%, due 04/30/2007	453	453
Barclays
5.31%, due 04/09/2007	1,134	1,134
5.32%, due 04/23/2007	453	453
5.29%, due 05/07/2007	453	453
5.30%, due 05/16/2007	453	453
5.29%, due 05/21/2007	453	453
Calyon
5.30%, due 05/17/2007	453	453
5.31%, due 05/24/2007	227	227
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	2,267	2,267
Citigroup
5.31%, due 05/04/2007	453	453
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,134	1,134
5.30%, due 05/17/2007	1,134	1,134
Deutsche Bank
5.28%, due 04/10/2007	227	227
5.27%, due 04/20/2007	453	453
5.30%, due 05/15/2007	453	453
First Tennessee National Corp.
5.31%, due 05/02/2007	453	453
Fortis Bank
5.27%, due 04/12/2007	1,134	1,134
5.27%, due 04/13/2007	453	453
5.30%, due 06/25/2007	1,134	1,134
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	453	453
5.30%, due 06/13/2007	453	453
KBC Bank NV
5.27%, due 05/02/2007	453	453
Lloyds TSB Bank
5.28%, due 04/27/2007	453	453
Rabobank Nederland
5.27%, due 04/10/2007	453	453
Regions Bank
5.30%, due 04/23/2007	227	227
Royal Bank of Scotland
5.29%, due 05/07/2007	907	907
5.30%, due 05/08/2007	453	453
5.30%, due 05/09/2007	453	453
5.31%, due 05/25/2007	453	453

Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	$453	$453
Societe Generale
5.28%, due 05/21/2007	453	453
5.31%, due 05/24/2007	907	907
Swedbank AB
5.30%, due 05/11/2007	1,814	1,814
Repurchase Agreements (3.6%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $1,940 on 04/02/2007	1,940	1,940
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $8,853 on 04/02/2007	8,849	8,849
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,367 on 04/02/2007	1,366	1,366
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $3,028 on 04/02/2007	3,027	3,027

	Shares	Value
Investment Companies (0.3%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	466,719	$467
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,031,683	1,032
Total Security Lending Collateral (cost: $86,706)		86,706
Total Investment Securities (cost: $390,087) #		$503,098

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $83,200.
††

Cash collateral for the Repurchase Agreements, valued at $15,535, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $390,146. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $122,504 and $9,552, respectively. Net unrealized appreciation for tax purposes is $112,952.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $21,818 or 5.1% of the net assets of the Fund.

REIT	Real Estate Investment Trust

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (34.3%)
U.S. Treasury Bond
8.00%, due 11/15/2021 †	$9,000	$11,894
4.75%, due 02/15/2037 †	2,000	1,969
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	2,141	2,108
U.S. Treasury Note
3.25%, due 08/15/2007	6,000	5,960
4.75%, due 02/28/2009 †	6,500	6,515
4.75%, due 01/31/2012	1,194	1,204
4.63%, due 02/29/2012	8,155	8,185
4.25%, due 11/15/2013	5,000	4,906
4.63%, due 11/15/2016 †	3,600	3,590
4.63%, due 02/15/2017 †	7,350	7,335
4.50%, due 02/15/2036 †	5,652	5,329
Total U.S. Government Obligations (cost: $58,707)		58,995
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.3%)
Fannie Mae
5.25%, due 08/01/2012	2,000	2,023
5.00%, due 07/01/2035	2,226	2,153
Fannie Mae, Series 2004-90, Class LH
5.00%, due 04/25/2034	4,100	3,961
Fannie Mae-Conventional Pool
6.00%, due 01/01/2034	1,247	1,262
6.00%, due 08/01/2034	749	757
6.00%, due 10/01/2034	1,246	1,258
Federal Home Loan Bank
3.00%, due 04/15/2009	13,000	12,532
Freddie Mac, Series 2941, Class WC
5.00%, due 10/15/2030	6,000	5,894
Freddie Mac-Gold Pool
6.00%, due 09/01/2032	618	626
6.00%, due 11/01/2032	952	965
5.50%, due 06/01/2035	4,724	4,682
5.00%, due 07/01/2035	1,300	1,258
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	993	1,006
Total U.S. Government Agency Obligations (cost: $39,132)		38,377
CORPORATE DEBT SECURITIES (36.3%)
Agriculture (0.9%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,522

Automotive Service Stations (1.0%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	$1,725	$1,777
Business Credit Institutions (0.5%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	752	806
Chemicals & Allied Products (0.6%)
Nalco Co.
7.75%, due 11/15/2011	1,000	1,025
Commercial Banks (3.5%)
HBOS PLC-144A
5.92%, due 10/01/2015 † (a) (b)	1,500	1,470
Lloyds TSB Group PLC-144A
6.27%, due 11/14/2016 (a) (b)	1,600	1,572
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	1,700	1,717
Sumitomo Mitsui Banking-144A
5.63%, due 10/15/2015 (a) (b)	1,300	1,281
Department Stores (0.6%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	1,000	1,095
Electric Services (0.5%)
PPL Capital Funding, Guaranteed Note
6.70%, due 03/30/2067 (b)	900	885
Gas Production & Distribution (1.4%)
Southern Union Co., Senior Note
6.15%, due 08/16/2008	2,330	2,347
Oil & Gas Extraction (1.0%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,615	1,680
Real Estate (1.4%)
Tanger Properties, LP REIT
9.13%, due 02/15/2008	2,284	2,347
Restaurants (0.9%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	1,500	1,560
Savings Institutions (0.8%)
Sovereign Capital Trust VI, Guaranteed Note
7.91%, due 06/13/2036	1,200	1,335
Security & Commodity Brokers (1.4%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,000	1,053
Western Union Co. (The)
5.93%, due 10/01/2016	1,445	1,448
Telecommunications (1.2%)
Nextel Partners, Inc.
8.13%, due 07/01/2011	2,000	2,089

Transportation & Public Utilities (0.6%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	$925	$997
U.S. Government & Agency (19.0%)
Fannie Mae
5.10%, due 01/18/2011	9,000	8,960
Federal Agricultural Mortgage Corp., Series 2006-2-144A
5.50%, due 07/15/2011	10,000	10,216
Freddie Mac
5.35%, due 11/14/2011	7,500	7,507
5.50%, due 02/22/2013	6,000	5,992
Water Transportation (1.0%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,500	1,642
Total Corporate Debt Securities (cost: $62,084)		62,323
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (5.5%)
U.S. Treasury Bill
5.09%, due 04/05/2007	500	500
5.13%, due 04/05/2007	9,000	8,993
Total Short-Term U.S. Government Obligations (cost: $9,493)		9,493
SECURITY LENDING COLLATERAL (16.2%)
Debt (15.9%)
Bank Notes (0.4%)
Bank of America
5.31%, due 05/17/2007	725	725
Commercial Paper (5.3%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	217	217
5.28%, due 04/11/2007	145	145
5.29%, due 04/12/2007	145	145
5.28%, due 04/19/2007	145	145
Bear Stearns & Co.
5.50%, due 07/10/2007	72	72
CAFCO LLC-144A
5.28%, due 04/17/2007	217	217
Charta LLC-144A
5.30%, due 05/09/2007	217	217
CIESCO LLC
5.28%, due 04/16/2007	217	217
Clipper Receivables Corp.
5.28%, due 04/04/2007	145	145
5.29%, due 04/11/2007	218	218
Compass Securitization LLC-144A
5.30%, due 04/17/2007	145	145
5.29%, due 04/25/2007	145	145
CRC Funding LLC-144A
5.28%, due 04/17/2007	218	218
5.29%, due 04/25/2007	145	145
Den Danske Bank
5.27%, due 04/10/2007	218	218

5.29%, due 04/30/2007	$363	$363
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	72	72
5.29%, due 04/26/2007	145	145
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	145	145
5.28%, due 04/04/2007	16	16
5.28%, due 04/12/2007	218	218
5.28%, due 04/19/2007	145	145
5.29%, due 04/25/2007	145	145
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	290	290
5.28%, due 04/17/2007	145	145
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	218	218
5.28%, due 04/09/2007	145	145
5.29%, due 04/19/2007	145	145
5.30%, due 04/26/2007	287	287
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	145	145
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	145	145
5.29%, due 04/18/2007	145	145
Liberty Street-144A
5.29%, due 04/26/2007	218	218
Morgan Stanley
5.51%, due 08/01/2007	145	145
Old Line Funding LLC-144A
5.29%, due 04/23/2007	145	145
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	145	145
5.29%, due 04/24/2007	145	145
5.30%, due 04/25/2007	145	145
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	72	72
5.29%, due 04/20/2007	145	145
5.30%, due 04/24/2007	145	145
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	145	145
5.29%, due 05/01/2007	218	218
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	145	145
5.29%, due 04/03/2007	145	145
5.29%, due 04/18/2007	218	218
5.30%, due 04/30/2007	145	145

Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	$145	$145
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	145	145
5.28%, due 04/20/2007	218	218
Yorktown Capital LLC
5.30%, due 04/02/2007	145	145
5.29%, due 04/04/2007	145	145
5.29%, due 04/12/2007	145	145
5.30%, due 04/19/2007	218	218
Euro Dollar Overnight (2.7%)
Abbey National PLC
5.27%, due 04/03/2007	145	145
Bank of Montreal
5.40%, due 04/02/2007	218	218
Bank of Nova Scotia
5.28%, due 04/02/2007	218	218
BNP Paribas
5.42%, due 04/02/2007	290	290
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	290	290
Erste Bank
5.28%, due 04/04/2007	363	363
Lloyds TSB Bank
5.27%, due 04/05/2007	508	508
Rabobank Nederland
5.40%, due 04/02/2007	435	435
Royal Bank of Canada
5.39%, due 04/02/2007	435	435
Societe Generale
5.38%, due 04/02/2007	218	218
5.27%, due 04/05/2007	290	290
Svenska Handlesbanken
5.38%, due 04/02/2007	338	338
UBS AG
5.29%, due 04/02/2007	290	290
5.29%, due 04/06/2007	508	508
Euro Dollar Terms (4.7%)
Abbey National PLC
5.27%, due 04/26/2007	145	145
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	435	435
Bank of Montreal
5.27%, due 04/11/2007	218	218
5.27%, due 04/20/2007	145	145
Bank of Nova Scotia
5.28%, due 04/09/2007	218	218
5.28%, due 04/30/2007	145	145

Barclays
5.31%, due 04/09/2007	$363	$363
5.32%, due 04/23/2007	145	145
5.29%, due 05/07/2007	145	145
5.30%, due 05/16/2007	145	145
5.29%, due 05/21/2007	145	145
Calyon
5.30%, due 05/17/2007	145	145
5.31%, due 05/24/2007	72	72
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	725	725
Citigroup
5.31%, due 05/04/2007	145	145
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	363	363
5.30%, due 05/17/2007	363	363
Deutsche Bank
5.28%, due 04/10/2007	72	72
5.27%, due 04/20/2007	145	145
5.30%, due 05/15/2007	145	145
First Tennessee National Corp.
5.31%, due 05/02/2007	145	145
Fortis Bank
5.27%, due 04/12/2007	363	363
5.27%, due 04/13/2007	145	145
5.30%, due 06/25/2007	363	363
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	145	145
5.30%, due 06/13/2007	145	145
KBC Bank NV
5.27%, due 05/02/2007	145	145
Lloyds TSB Bank
5.28%, due 04/27/2007	145	145
Rabobank Nederland
5.27%, due 04/10/2007	145	145
Regions Bank
5.30%, due 04/23/2007	72	72
Royal Bank of Scotland
5.29%, due 05/07/2007	290	290
5.30%, due 05/08/2007	145	145
5.30%, due 05/09/2007	145	145
5.31%, due 05/25/2007	145	145
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	145	145
Societe Generale
5.28%, due 05/21/2007	145	145
5.31%, due 05/24/2007	290	290
Swedbank AB
5.30%, due 05/11/2007	580	580

Repurchase Agreements (2.8%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $621 on 04/02/2007	$620	$620
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,832 on 04/02/2007	2,830	2,830
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $437 on 04/02/2007	437	437
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $969 on 04/02/2007	968	968

	Shares	Value
Investment Companies (0.3%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	149,276	$149
Reserve Primary Money Market Fund
1-day yield of 5.23%	329,975	330
Total Security Lending Collateral (cost: $27,732)		27,732
Total Investment Securities (cost: $197,148) #		$196,920

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $27,094.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
††

Cash collateral for the Repurchase Agreements, valued at $4,969, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $197,291. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $923 and $1,294, respectively. Net unrealized depreciation for tax purposes is $371.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $24,790 or 14.4% of the net assets of the Fund.

FHA	Federal Housing Administration
REIT	Real Estate Investment Trust
VA	Veterans Affairs

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS ◆
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.2%)
U.S. Treasury Bond
8.00%, due 11/15/2021	$240	$317
U.S. Treasury Inflation Indexed Bond
2.00%, due 01/15/2016	1,270	1,250
U.S. Treasury Note
4.50%, due 02/15/2036	3,877	3,655
Total U.S. Government Obligations (cost: $5,291)		5,222
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.9%)
Fannie Mae
5.50%, due 05/01/2035	5,417	5,366
5.00%, due 07/01/2035	4,014	3,882
5.50%, due 07/01/2036	3,524	3,488
6.00%, due 08/01/2036	4,743	4,779
Fannie Mae-Conventional Pool
5.50%, due 08/01/2017	1,430	1,437
6.00%, due 01/01/2018	1,765	1,797
5.00%, due 05/01/2018	1,052	1,040
6.00%, due 01/01/2034	1,536	1,554
6.00%, due 08/01/2034	624	631
6.00%, due 10/01/2034	1,081	1,092
Freddie Mac, Series 2631, Class CE
4.25%, due 10/15/2026	3,000	2,940
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	1,954	1,933
5.50%, due 09/01/2018	598	601
5.50%, due 11/01/2018	1,934	1,943
6.00%, due 11/01/2033	1,296	1,313
6.00%, due 12/01/2033	1,165	1,180
5.50%, due 06/01/2035	5,049	5,004
5.00%, due 07/01/2035	3,917	3,790
5.50%, due 01/01/2036	2,325	2,303
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	600	617
6.00%, due 02/20/2034	881	892
6.00%, due 08/20/2034	134	135
Total U.S. Government Agency Obligations (cost: $48,362)		47,717
MORTGAGE-BACKED SECURITIES (2.4%)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4
5.20%, due 12/01/2038	2,250	2,219
Crown Castle Towers LLC, Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	2,022	2,027
Morgan Stanley Capital I, Series 2006-HQ10, Class A4
5.33%, due 11/12/2041 *	2,320	2,311

SBA CMBS Trust, Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	$1,800	$1,809
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.57%, due 10/15/2048 *	2,249	2,279
Total Mortgage-Backed Securities (cost: $10,656)		10,645
CORPORATE DEBT SECURITIES (11.3%)
Agriculture (0.2%)
Michael Foods, Inc.
8.00%, due 11/15/2013	700	710
Automotive Service Stations (0.1%)
Petro Stopping Centers, LP / Petro Financial Corp.
9.00%, due 02/15/2012	435	448
Business Credit Institutions (0.3%)
Pemex Finance, Ltd.
9.03%, due 02/15/2011	1,040	1,115
Commercial Banks (1.9%)
HBOS PLC-144A
5.92%, due 10/01/2015 (a) (b)	1,200	1,176
ICICI Bank, Ltd., Series B-144A
5.90%, due 01/12/2010 *	1,421	1,423
Lloyds TSB Group PLC-144A
6.27%, due 11/14/2016 (a) (b)	1,200	1,179
PartnerRe Finance II
6.44%, due 12/01/2066 (b)	593	586
Shinsei Finance Cayman, Ltd.-144A
6.42%, due 07/20/2016 (a) (b)	580	586
Suntrust Preferred Capital I
5.85%, due 12/15/2011 (a) (b)	600	608
USB Capital IX
6.19%, due 04/15/2011 (a) (b)	1,200	1,230
Wachovia Capital Trust III
5.80%, due 03/15/2011 (a) (b)	560	567
ZFS Finance USA Trust I-144A
6.45%, due 12/15/2035 (b)	1,160	1,160
Construction (0.2%)
DR Horton, Inc., Senior Note
5.38%, due 06/15/2012	1,000	962
Department Stores (0.1%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	500	547
Electric Services (0.6%)
PPL Capital Funding, Guaranteed Note
6.70%, due 03/30/2067 (b)	580	570
PSEG Funding Trust
5.38%, due 11/16/2007	2,000	1,998
Food & Kindred Products (0.4%)
Bunge, Ltd., Finance Corp.
4.38%, due 12/15/2008	1,955	1,924

Food Stores (0.3%)
Albertson’s, Inc.
7.50%, due 02/15/2011	$548	$577
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	618
Holding & Other Investment Offices (0.7%)
Ameriprise Financial, Inc.
7.52%, due 06/01/2066 (b)	1,140	1,230
iStar Financial, Inc. REIT
4.88%, due 01/15/2009	2,000	1,985
Hotels & Other Lodging Places (0.2%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	700	669
Insurance (0.4%)
Oil Insurance, Ltd.-144A
7.56%, due 06/30/2011 (a) (b)	650	684
St. Paul Travelers Cos. (The), Inc.
6.75%, due 06/20/2036	1,030	1,134
Life Insurance (0.5%)
Genworth Financial, Inc., Subordinated Note
6.15%, due 11/15/2066 (b)	892	879
Prudential Financial, Inc.
5.75%, due 07/15/2033	1,200	1,168
Lumber & Other Building Materials (0.1%)
CRH America, Inc.
5.30%, due 10/15/2013	650	637
Metal Mining (0.1%)
Vale Overseas, Ltd., Guaranteed Note
6.25%, due 01/23/2017	460	469
Mortgage Bankers & Brokers (0.4%)
Idearc, Inc., Senior Note-144A
8.00%, due 11/15/2016	1,000	1,029
ILFC E-Capital Trust II-144A
6.25%, due 12/21/2065 (b)	765	783
Oil & Gas Extraction (0.5%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 (b)	1,320	1,373
PetroHawk Energy Corp., Senior Note
9.13%, due 07/15/2013	720	767
Paper & Allied Products (0.3%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,361
Petroleum Refining (0.1%)
Enterprise Products Operating, LP
8.38%, due 08/01/2066 (b)	580	635
Printing & Publishing (0.2%)
News America Holdings, Inc.
7.75%, due 12/01/2045	610	690

Radio & Television Broadcasting (0.5%)
Chancellor Media Corp.
8.00%, due 11/01/2008	$2,025	$2,098
Real Estate (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,290
Restaurants (0.2%)
Aramark Corp., Senior Note-144A
8.50%, due 02/01/2015	700	728
Security & Commodity Brokers (0.5%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	526
JP Morgan Chase Capital XVIII
6.95%, due 08/17/2036 *	1,145	1,193
Western Union Co. (The)
5.93%, due 10/01/2016	585	586
Telecommunications (0.2%)
Nextel Communications, Inc., Series D
7.38%, due 08/01/2015	728	753
Transportation & Public Utilities (0.2%)
Hertz Corp., Senior Note
8.88%, due 01/01/2014	650	700
U.S. Government & Agency (0.9%)
Freddie Mac
5.35%, due 11/14/2011	3,800	3,804
Water Transportation (0.9%)
Carnival Corp.
3.75%, due 11/15/2007	2,900	2,873
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,095
Total Corporate Debt Securities (cost: $49,142)		49,123

	Shares	Value
COMMON STOCKS (73.7%)
Amusement & Recreation Services (2.1%)
Disney (Walt) Co. (The)	270,000	$9,296
Apparel Products (1.2%)
Hanesbrands, Inc. ‡	181,200	5,325
Business Services (0.3%)
Fannie Mae	26,000	1,419
Chemicals & Allied Products (1.5%)
Colgate-Palmolive Co.	56,000	3,740
Praxair, Inc.	45,000	2,833
Commercial Banks (7.4%)
Bank of America Corp.	211,844	10,808
Citigroup, Inc.	205,170	10,533
PNC Financial Services Group, Inc.	70,000	5,038

Wachovia Corp.	67,640	$3,724
Wells Fargo & Co.	60,000	2,066
Computer & Data Processing Services (5.3%)
Microsoft Corp.	825,000	22,993
Electric Services (1.3%)
Dominion Resources, Inc.	45,000	3,995
Duke Energy Corp.	92,000	1,867
Electronic & Other Electric Equipment (1.6%)
General Electric Co.	200,000	7,072
Food & Kindred Products (3.2%)
Altria Group, Inc.	160,000	14,050
Gas Production & Distribution (0.3%)
Spectra Energy Corp.	46,000	1,208
Holding & Other Investment Offices (2.4%)
Plum Creek Timber Co., Inc. REIT	125,000	4,927
Rayonier, Inc. REIT	125,000	5,375
Insurance (1.2%)
American International Group, Inc.	80,000	5,378
Life Insurance (0.5%)
Genworth Financial, Inc.-Class A	65,000	2,271
Lumber & Wood Products (0.2%)
Louisiana-Pacific Corp.	50,000	1,003
Mining (0.6%)
Fording Canadian Coal Trust	110,000	2,431
Motion Pictures (5.9%)
Time Warner, Inc.	1,300,000	25,636
Oil & Gas Extraction (3.1%)
Anadarko Petroleum Corp.	110,000	4,728
Chesapeake Energy Corp.	49,800	1,538
EOG Resources, Inc.	100,000	7,134
Paper & Allied Products (0.6%)
Kimberly-Clark Corp.	40,000	2,740
Petroleum Refining (8.3%)
BP PLC, ADR	175,000	11,331
Exxon Mobil Corp.	75,000	5,659
Marathon Oil Corp.	80,000	7,906
Murphy Oil Corp.	70,000	3,738
Valero Energy Corp.	115,000	7,416
Pharmaceuticals (10.6%)
Bristol-Myers Squibb Co.	725,000	20,126
Merck & Co., Inc.	430,000	18,993
Pfizer, Inc.	180,600	4,562
Schering-Plough Corp.	100,000	2,551
Railroads (0.9%)
Union Pacific Corp.	40,000	4,062
Savings Institutions (3.6%)
Washington Mutual, Inc.	395,000	15,950

Security & Commodity Brokers (9.2%)
AllianceBernstein Holding, LP	350,000	$30,975
Jefferies Group, Inc.	125,000	3,619
Raymond James Financial, Inc.	150,000	4,464
T. Rowe Price Group, Inc.	20,000	944
Telecommunications (0.8%)
Sprint Nextel Corp.	175,000	3,318
Tobacco Products (1.6%)
Loews Corp.-Carolina Group	90,000	6,805
Total Common Stocks (cost: $240,258)		321,547

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.2%)
U.S. Treasury Bill
4.95%, due 06/14/2007	$750	$742
Total Short-Term U.S. Government Obligations (cost: $742)		742
Total Investment Securities (cost: $354,451) #		$434,996

	Contracts ◆	Value
WRITTEN OPTIONS (-0.8%)
Covered Call Options (-0.4%)
Altria Group, Inc.	300	$(45)
Call Strike $95.00
Expires 09/22/2007
Altria Group, Inc.	500	(59)
Call Strike $100.00
Expires 01/19/2008
Disney (Walt) Co. (The)	700	(147)
Call Strike $32.50
Expires 04/21/2007
EOG Resources, Inc.	1,000	(300)
Call Strike $75.00
Expires 07/21/2007
Exxon Mobil Corp.	200	(32)
Call Strike $80.00
Expires 07/21/2007
Genworth Financial, Inc.	200	(51)
Call Strike $35.00
Expires 09/22/2007
Genworth Financial, Inc.-Class A	450	(76)
Call Strike $35.00
Expires 06/16/2007
Jefferies Group, Inc.	496	(22)
Call Strike $30.00
Expires 04/21/2007
Louisiana-Pacific Corp.	500	(35)
Call Strike $22.50
Expires 08/18/2007
Marathon Oil Corp.	500	(27)
Call Strike $105.00
Expires 04/21/2007
Murphy Oil Corp.	600	(60)
Call Strike $60.00
Expires 07/21/2007
Plum Creek Timber Co., Inc.	1,250	(209)
Call Strike $40.00
Expires 08/18/2007
PNC Financial Services Group, Inc.	300	(17)
Call Strike $80.00
Expires 08/18/2007
Praxair, Inc.	450	(21)
Call Strike $70.00
Expires 07/21/2007

Raymond James Financial, Inc.	500	$(95)
Call Strike $30.00
Expires 08/18/2007
Rayonier, Inc.	400	(57)
Call Strike $45.00
Expires 08/18/2007
Schering-Plough Corp.	500	(136)
Call Strike $25.00
Expires 01/19/2008
Sprint Nextel Corp.	1,750	(166)
Call Strike $20.00
Expires 08/18/2007
T. Rowe Price Group, Inc.	200	(4)
Call Strike $50.00
Expires 04/21/2007
Put Options (-0.4%)
American International Group, Inc.	1,600	(96)
Put Strike $55.00
Expires 01/19/2008
Bank of America Corp.	200	(11)
Put Strike $45.00
Expires 08/18/2007
BP PLC, ADR	200	(13)
Put Strike $55.00
Expires 10/20/2007
Chesapeake Energy Corp.	1,000	(35)
Put Strike $27.50
Expires 07/21/2007
Cia Vale Do Rio Doce	2,000	(10)
Put Strike $25.00
Expires 06/16/2007
Cia Vale Do Rio Doce	1,000	(50)
Put Strike $27.50
Expires 09/22/2007
Cisco Systems, Inc.	3,000	(23)
Put Strike $15.00
Expires 01/19/2008
Citigroup, Inc.	210	(9)
Put Strike $42.50
Expires 09/22/2007
Colgate-Palmolive Co.	340	(46)
Put Strike $65.00
Expires 08/18/2007
Dominion Resources, Inc.	250	(19)
Put Strike $75.00
Expires 01/19/2008
Duke Energy Corp.	2,250	(79)
Put Strike $17.50
Expires 01/19/2008
Fannie Mae	1,100	(308)
Put Strike $55.00
Expires 06/16/2007

Fannie Mae	1,500	$(300)
Put Strike $50.00
Expires 09/22/2007
Fording Canadian Coal Trust	1,100	(91)
Put Strike $20.00
Expires 09/22/2007
Jefferies Group, Inc.	1,750	(105)
Put Strike $25.00
Expires 07/21/2007
Pfizer, Inc.	2,100	(58)
Put Strike $20.00
Expires 01/19/2008
Schering-Plough Corp.	1,000	(30)
Put Strike $20.00
Expires 01/19/2008
Vodafone Group PLC	1,000	(103)
Put Strike $25.00
Expires 10/20/2007
Vodafone Group PLC	1,000	(45)
Put Strike $22.50
Expires 10/20/2007
Vodafone Group PLC	3,000	(398)
Put Strike $22.50
Expires 01/17/2009
Washington Mutual, Inc.	300	(105)
Put Strike $40.00
Expires 01/19/2008
Total Written Options (premiums: $4,185)		(3,493)

NOTES TO SCHEDULE OF INVESTMENTS:

❖	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed short index option contracts written by the Fund.
*	Floating or variable rate note. Rate is listed as of March 31, 2007.
(a)	The security has a perpetual maturity. The date shown is the next call date.
(b)	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2007.
‡	Non-income producing.
◆	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $354,059. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $86,089 and $5,152, respectively. Net unrealized appreciation for tax purposes is $80,937.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $12,584 or 2.9% of the net assets of the Fund.

ADR	American Depositary Receipt
FHA	Federal Housing Administration
REIT	Real Estate Investment Trust
VA	Veterans Affairs

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Mexico (0.1%)
Fomento Economico Mexicano SA de CV	13,000	$144
United Kingdom (0.0%)
Berkeley Group Holdings PLC ‡	1,109	34
Total Convertible Preferred Stocks (cost: $131)		178
PREFERRED STOCKS (1.6%)
Brazil (1.3%)
Aracruz Celulose SA-Class B	7,497	39
Banco Bradesco SA	14,000	287
Banco Itau Holding Financeira SA	7,119	250
Brasil Telecom Participacoes SA	4,562,514	41
Centrais Eletricas Brasileiras SA-Class B	2,161,988	47
Cia de Bebidas das Americas	317,986	176
Cia Energetica de Minas Gerais	1,885,500	93
Cia Vale do Rio Doce-Class A	24,440	769
Contax Participacoes SA	4,715	5
Embratel Participacoes SA	4,810,936	14
Gerdau SA	6,875	127
Klabin SA	12,500	35
Petroleo Brasileiro SA	44,000	992
Sadia SA	9,000	35
Tele Norte Leste Participacoes SA	5,631	79
Usinas Siderurgicas de Minas Gerais SA-Class A	3,000	146
Vivo Participacoes SA	13,563	48
Votorantim Celulose e Papel SA	703	13
Germany (0.3%)
Porsche AG	188	286
RWE AG	956	95
Volkswagen AG	2,424	249
Russia (0.0%)
Surgutneftegaz, ADR	1,100	89
Total Preferred Stocks (cost: $2,318)		3,915
COMMON STOCKS (88.5%)
Australia (4.2%)
AGL Energy, Ltd.	5,245	68
Alinta, Ltd.	3,028	36
Alumina, Ltd.	29,755	176
Amcor, Ltd.	23,105	141
AMP, Ltd.	15,002	126
Ansell, Ltd.	1,835	17
Australia & New Zealand Banking Group, Ltd.	16,310	391
BHP Billiton, Ltd.	92,000	2,221

BlueScope Steel, Ltd.	19,489	$165
Boral, Ltd.	15,307	102
Brambles, Ltd. ‡	11,167	123
Caltex Australia, Ltd.	10,136	195
Coca-Cola Amatil, Ltd.	6,040	43
Coles Group, Ltd.	12,117	159
Commonwealth Bank of Australia	13,478	547
CSL, Ltd.	808	54
CSR, Ltd.	24,831	68
Foster’s Group, Ltd.	23,028	127
Insurance Australia Group, Ltd.	19,171	91
John Fairfax Holdings, Ltd.	11,649	47
Leighton Holdings, Ltd.	2,026	55
Lend Lease Corp, Ltd. (a)	5,605	91
Macquarie Bank, Ltd.	2,358	158
Macquarie Infrastructure Group (a)	26,280	82
Mayne Group, Ltd.	10,157	30
National Australia Bank, Ltd.	18,067	590
Newcrest Mining, Ltd.	8,522	164
OneSteel, Ltd.	14,572	61
Orica, Ltd.	7,346	150
Origin Energy, Ltd.	72,622	529
PaperlinX, Ltd.	11,828	40
QBE Insurance Group, Ltd.	7,831	200
Rinker Group, Ltd.	24,421	356
Rio Tinto, Ltd.	7,980	508
Santos, Ltd.	53,330	437
Sonic Healthcare, Ltd.	1,548	18
Stockland	413	3
Suncorp-Metway, Ltd.	6,220	105
Sydney Roads Group	8,760	10
Tabcorp Holdings, Ltd.	4,577	61
Telstra Corp., Ltd.	24,350	92
Toll Holdings, Ltd.	2,862	47
Transurban Group	7,138	45
Wesfarmers, Ltd.	4,341	132
Westpac Banking Corp.	19,060	406
Woodside Petroleum, Ltd.	29,811	951
Woolworths, Ltd.	11,675	256
Austria (1.2%)
Andritz AG	257	64
Bank Austria Creditanstalt AG	848	156
Boehler-Uddeholm AG	1,284	123
Erste Bank der Oesterreichischen Sparkassen AG	8,810	684
Flughafen Wien AG	386	38
IMMOFINANZ AG ‡	12,478	199
Mayr-Melnhof Karton AG	157	35
Meinl European Land, Ltd. ‡	4,095	114
OMV AG	5,992	376
Raiffeisen International Bank Holding AG	2,327	326
Telekom Austria AG	11,766	293
Verbund - Oesterreichische Elektrizitaetswirtschafts AG-Class A	2,330	104

Voestalpine AG	2,600	$188
Wiener Staedtische Allgemeine Versicherung AG	821	58
Wienerberger AG	2,178	136
Belgium (0.9%)
AGFA-Gevaert NV	971	22
Bekaert SA	84	11
Belgacom SA	1,604	71
Delhaize Group	487	45
Dexia	14,853	442
Fortis	25,323	1,153
InBev	239	17
KBC Groupe (a)	2,042	253
Solvay SA	848	130
UCB SA	1,503	87
Umicore	361	64
Bermuda (0.4%)
Cheung Kong Infrastructure Holdings, Ltd.	15,000	52
China Water Affairs Group, Ltd. ‡	422,806	193
Cosco Pacific, Ltd.	38,000	94
Esprit Holdings, Ltd.	19,600	230
Frontline, Ltd.	800	28
Kerry Properties, Ltd.	10,885	56
Li & Fung, Ltd.	37,600	118
NWS Holdings, Ltd.	31,214	84
Ship Finance International, Ltd.	512	14
Yue Yuen Industrial Holdings	15,500	53
Brazil (0.4%)
Arcelor Brasil SA	2,964	70
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	650	19
Cia de Bebidas das Americas	67,196	35
Cia de Concessoes Rodoviarias	12,000	161
Cia Siderurgica Nacional SA	744	32
Empresa Brasileira de Aeronautica SA	6,979	80
Gol Linhas Aereas Inteligentes SA, ADR †	9,600	292
Souza Cruz SA	3,500	71
Uniao de Bancos Brasileiros SA, GDR	2,750	241
Cayman Islands (0.1%)
China Infrastructure Machinery Holdings, Ltd.	55,000	108
Hopewell Highway Infrastructure, Ltd.	83,425	79
Hutchison Telecommunications International, Ltd. ‡	29,000	59
Kingboard Chemicals Holdings Co., Ltd.	14,500	61
Wasion Meters Group, Ltd.	43,225	18
China (1.2%)
Air China, Ltd.-Class H	70,000	48
Aluminum Corp. of China, Ltd.	72,000	74
Angang New Steel Co.-Class H	2,000	3
Anhui Expressway Co.-Class H	90,000	75
Bank of China, Ltd. ‡	375,000	187
Bank of Communications Co., Ltd.-Class H	246,000	253
China Communications Construction Co., Ltd.-Class H ‡	78,000	94
China Construction Bank-Class H	723,100	414

China Life Insurance Co., Ltd.-Class H	123,000	$353
China Petroleum & Chemical Corp.-Class H	286,000	242
China Shenhua Energy Co., Ltd.-Class H	58,500	142
China Shipping Development Co., Ltd.-Class H	28,973	44
China Telecom Corp., Ltd.-Class H	272,000	134
COSCO Holdings-Class H	54,500	54
Datang International Power Generation Co., Ltd.	32,000	30
Dongfeng Motor Group Co., Ltd.-Class H ‡	42,971	23
Guangzhou R&F Properties Co., Ltd.-Class H	18,000	40
Huaneng Power International Inc.-Class H	72,000	63
Jiangxi Copper Co., Ltd.	25,000	30
PetroChina Co., Ltd.-Class H	270,000	320
Ping An Insurance Group Co. of China, Ltd.	22,000	108
Shanghai Electric Group Corp.-Class H	14,000	7
Sichuan Expressway Co., Ltd.-Class H	196,000	44
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	10,000	5
Tianjin Capital Environmental Protection-Class H	107,000	43
Yanzhou Coal Mining Co., Ltd.	38,000	36
Zhejiang Expressway Co., Ltd.-Class H	10,000	8
Zijin Mining Group Co., Ltd.	67,500	39
Colombia (0.0%)
BanColombia SA, Sponsored ADR	4,000	111
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	6,100	92
Denmark (0.5%)
Danske Bank A/S	13,439	623
DSV A/S	300	52
GN Store Nord ‡	4,900	69
Novo Nordisk A/S-Class B	3,200	291
Novozymes A/S-Class B	786	70
Vestas Wind Systems A/S ‡	2,300	128
Egypt (0.1%)
Orascom Telecom Holding SAE	2,248	156
Finland (0.9%)
Cargotec Corp.	646	39
Fortum Oyj †	4,428	129
Kesko Oyj-Class B	2,181	116
Kone Oyj	1,292	74
Metso Oyj	3,581	189
Neste Oil Oyj †	1,107	38
Nokia Oyj †	42,358	972
Outokumpu Oyj	2,264	78
Rautaruukki Oyj	1,488	69
Sampo Oyj	5,254	159
Stora Enso Oyj-Class R †	9,824	170
Tietoenator Oyj †	1,767	51
UPM-Kymmene Oyj †	8,551	217
Uponor Oyj	495	17
Wartsila Oyj-Class B	796	49

France (6.5%)
Accor SA	3,853	$367
Air Liquide	1,622	394
Alcatel-Lucent	20,707	243
Alstom ‡	3,250	420
Arkema ‡	812	46
Atos Origin ‡	183	12
AXA	36,831	1,556
BNP Paribas	16,153	1,681
Bouygues	4,023	310
Business Objects SA ‡	555	20
Cap Gemini SA	1,993	151
Carrefour SA	7,048	514
Casino Guichard Perrachon SA	764	77
Cie de Saint-Gobain	4,028	392
Cie Generale D’Optique Essilor International SA	706	81
CNP Assurances	1,406	163
Credit Agricole SA	6,033	234
Dassault Systemes SA	517	28
France Telecom SA	21,244	559
Gecina SA REIT	715	133
Groupe Danone †	2,627	428
Hermes International	297	41
Imerys SA	521	48
Klepierre REIT †	603	116
Lafarge SA	2,773	434
Lagardere S.C.A.	1,411	108
L’Oreal SA	586	64
LVMH Moet Hennessy Louis Vuitton SA	2,442	270
Michelin (C.G.D.E.)-Class B	1,068	118
Neopost SA	581	83
Pernod-Ricard	121	24
Peugeot SA	1,217	85
PPR SA	635	101
Publicis Groupe	938	45
Renault SA	1,252	146
Safran SA	814	20
Sanofi-Aventis	12,591	1,091
Schneider Electric SA	2,796	354
Societe BIC SA	377	26
Societe Generale-Class A	6,193	1,067
Societe Television Francaise 1	1,155	39
Sodexho Alliance SA	2,055	150
Suez SA	1,004	53
Suez SA	8,183	430
Technip SA	796	58
Thales SA	1,604	93
Thomson Multimedia SA	2,434	47
Total SA	32,488	2,268
Unibail REIT (a)	975	294
Valeo SA	886	52
Veolia Environnement †	1,864	138
Vinci SA	1,842	284

Vivendi Universal SA	8,819	$357
Zodiac SA	138	10
Germany (9.1%)
Adidas AG	5,468	298
Allianz AG	10,035	2,053
Altana AG	1,624	105
BASF AG	11,787	1,322
Bayer AG	10,260	653
Beiersdorf AG	1,338	91
Celesio AG	2,110	132
Commerzbank AG	15,194	670
Continental AG	3,372	434
DaimlerChrysler AG †	21,005	1,717
Deutsche Bank AG †	12,722	1,708
Deutsche Boerse AG	2,624	599
Deutsche Lufthansa AG	5,916	160
Deutsche Post AG	18,522	559
Deutsche Postbank AG	1,360	118
Deutsche Telekom AG	73,677	1,214
E.ON AG	15,956	2,162
Fresenius Medical Care AG	1,651	239
Heidelberger Druckmaschinen	1,350	62
Henkel KGaA	1,587	234
Hochtief AG	1,439	145
Hypo Real Estate Holding	3,512	223
KarstadtQuelle AG ‡	2,034	75
Linde AG	1,711	184
Man AG	4,022	466
Merck KGaA	1,134	146
Metro AG	3,703	261
Muenchener Rueckversicherungs AG	5,059	853
Puma AG Rudolf Dassler Sport	324	118
RWE AG	10,703	1,128
SAP AG †	22,964	1,020
Siemens AG	20,798	2,215
Suedzucker AG	1,922	37
ThyssenKrupp AG †	9,410	464
TUI AG †	5,942	146
Volkswagen AG †	4,066	609
Greece (0.3%)
Alpha Bank A.E.	5,975	189
EFG Eurobank Ergasias SA	2,998	122
National Bank of Greece SA	5,427	287
OPAP SA	2,900	111
Titan Cement Co. SA	900	48
Hong Kong (1.8%)
Bank of East Asia, Ltd.	31,470	183
BOC Hong Kong Holdings, Ltd.	75,000	180
Cathay Pacific Airways, Ltd.	22,000	56
Cheung Kong Holdings, Ltd. (a)	31,000	392
China Mobile Hong Kong, Ltd.	41,000	373

China Overseas Land & Investment, Ltd.	142,000	$178
CLP Holdings, Ltd.	36,000	263
Guangdong Investment, Ltd.	356,000	190
Hang Lung Properties, Ltd.	39,000	109
Hang Seng Bank, Ltd.	14,600	207
Henderson Land Development	15,000	88
Hong Kong & China Gas	78,000	174
Hong Kong Exchanges and Clearing, Ltd.	21,500	210
HongKong Electric Holdings	28,500	146
Hopewell Holdings, Ltd.	13,000	51
Hutchison Whampoa, Ltd.	42,900	413
Hysan Development Co., Ltd.	17,144	47
Johnson Electric Holdings, Ltd.	52,500	35
Link (The) REIT (a)	34,000	82
MTR Corp.	29,415	74
New World Development, Ltd.	49,594	112
PCCW, Ltd. (a)	76,200	46
Shangri-La Asia, Ltd.	21,071	52
Sino Land Co.	25,019	54
Sun Hung Kai Properties, Ltd.	27,000	312
Swire Pacific, Ltd.-Class A	19,000	213
Techtronic Industries Co.	24,000	29
Television Broadcasts, Ltd.	7,000	44
Wharf Holdings, Ltd.	26,000	96
India (0.6%)
ABB, Ltd. India	133	11
ASC Enterprises, Ltd. m	1,022	2
Associated Cement Co., Ltd.	254	4
Bajaj Auto, Ltd.	267	15
Bharat Forge, Ltd.	856	6
Bharat Heavy Electricals	581	30
Bharti Televentures ‡	19,698	346
Cipla, Ltd.	1,590	9
Dr. Reddy’s Laboratories, Ltd.	874	15
GAIL India, Ltd.	2,229	14
Glenmark Pharmaceuticals, Ltd.	528	7
Grasim Industries, Ltd.	315	15
Gujarat Ambuja Cements, Ltd.	4,300	11
HDFC Bank, Ltd.	1,661	36
Hero Honda Motors, Ltd.	709	11
Hindalco Industries, Ltd.	4,700	14
Hindustan Lever, Ltd.	7,022	33
Housing Development Finance Corp.	1,569	55
ICICI Bank, Ltd.	5,378	106
ICICI Bank, Ltd., Sponsored ADR †	1,400	51
I-Flex Solutions, Ltd.	156	7
Infosys Technologies, Ltd.	3,393	157
ITC, Ltd.	9,400	33
Larsen & Toubro, Ltd.	889	33
Mahindra & Mahindra, Ltd.	891	16
Maruti Udyog, Ltd.	604	11
Oil & Natural Gas Corp., Ltd.	2,086	42

Ranbaxy Laboratories, Ltd.	1,291	$10
Reliance Communication, Ltd. ‡	5,900	57
Reliance Energy, Ltd.	520	6
Reliance Industries, Ltd.	5,538	174
Satyam Computer Services, Ltd.	3,984	43
Sun Pharmaceuticals Industries, Ltd.	407	10
Tata Consultancy Services, Ltd.	1,102	31
Tata Iron & Steel Co., Ltd.	1,147	12
Tata Motors, Ltd.	1,649	28
UTI Bank, Ltd.	1,000	11
Wipro, Ltd.	1,720	22
Wire & Wireless Data ‡	889	2
ZEE Entertainment Enterprises, Ltd.	1,778	10
Zee News, Ltd. ‡	803	1
Indonesia (0.4%)
Bank Central Asia Tbk PT	478,500	267
Bank Mandiri Persero Tbk PT	210,500	58
Bank Rakyat Indonesia	132,000	73
Indocement Tunggal Prakarsa Tbk PT	132,500	74
Telekomunikasi Indonesia Tbk PT	246,500	266
United Tractors Tbk PT	323,000	262
Ireland (0.1%)
Allied Irish Banks PLC	1,400	41
Depfa Bank PLC (a)	8,256	147
Italy (0.7%)
Assicurazioni Generali SpA	14,805	628
Banche Popolari Unite SCRL	2,332	68
Capitalia SpA	2,159	20
Intesa Sanpaolo SpA †	46,123	349
UniCredito Italiano SpA (a) †	82,957	785
Japan (21.8%)
77 Bank, Ltd. (The)	9,000	59
Acom Co., Ltd. (a)	440	19
Advantest Corp.	4,400	195
Aeon Co., Ltd.	9,800	195
Aeon Credit Service Co., Ltd.	500	8
Aiful Corp. (a)	425	13
Ajinomoto Co., Inc.	14,000	161
Alps Electric Co., Ltd.	3,300	39
Amada Co., Ltd.	7,000	80
Asahi Breweries, Ltd.	7,100	114
Asahi Glass Co., Ltd. †	26,000	365
Asahi Kasei Corp.	23,000	167
Asatsu-DK, Inc.	300	9
Astellas Pharma, Inc.	10,300	443
Bank of Fukuoka, Ltd. (The) m	15,000	121
Bank of Kyoto, Ltd. (The)	7,000	80
Bank of Yokohama, Ltd. (The)	29,000	216
Benesse Corp.	600	22
Bridgestone Corp.	20,000	399
Canon, Inc.	19,850	1,064

Casio Computer Co., Ltd.	8,300	$181
Central Japan Railway Co.	30	340
Chiba Bank, Ltd. (The)	18,000	159
Chiyoda Corp.	5,000	109
Chubu Electric Power Co., Inc.	9,400	322
Chugai Pharmaceutical Co., Ltd.	5,402	136
Citizen Watch Co., Ltd.	6,900	65
COMSYS Holdings Corp.	4,000	43
Credit Saison Co., Ltd.	1,100	36
CSK Corp.	1,700	71
Dai Nippon Printing Co., Ltd.	9,000	141
Daicel Chemical Industries, Ltd.	3,000	20
Daiichi Sanyko Co., Ltd.	14,056	430
Daikin Industries, Ltd.	3,800	132
Daimaru, Inc.	5,000	65
Dainippon Ink & Chemical, Inc.	12,000	48
Daito Trust Construction Co., Ltd.	3,100	146
Daiwa House Industry Co., Ltd.	19,000	311
Daiwa Securities Group, Inc.	24,000	289
Denki Kagaku Kogyo KK	7,000	33
Denso Corp.	14,500	538
Dowa Holdings Co., Ltd. m	10,000	—	☐
Dowa Mining Co., Ltd.	10,000	101
E*Trade Securities Co., Ltd.	32	41
East Japan Railway Co.	71	552
Ebara Corp.	7,000	33
Eisai Co., Ltd.	4,800	230
Familymart Co., Ltd.	1,200	33
Fanuc, Ltd.	4,000	372
Fast Retailing Co., Ltd.	2,000	155
Fuji Electric Holdings Co., Ltd.	4,000	19
Fuji Soft ABC, Inc.	900	27
FUJIFILM Holdings Corp.	9,800	400
Fujikura, Ltd.	5,000	35
Fujitsu, Ltd.	36,000	239
Furukawa Electric Co., Ltd. (The) (a)	13,000	79
Hirose Electric Co., Ltd.	600	72
Hitachi Construction Machinery Co., Ltd.	700	19
Hitachi, Ltd.	65,000	503
Hokuhoku Financial Group, Inc.	29,000	100
Honda Motor Co., Ltd.	40,600	1,413
Hoya Corp.	8,000	265
Ibiden Co., Ltd.	2,400	124
Index Corp.	26	14
Inpex Holdings, Inc.	8	69
Isetan Co., Ltd.	3,800	66
Ishikawajima-Harima Heavy Industries Co., Ltd.	22,000	91
Itochu Corp.	30,000	297
Itochu Techno-Science Corp.	700	34
Japan Airlines System Corp. ‡ †	16,000	33
Japan Real Estate Investment Corp. REIT (a)	17	225
Japan Retail Fund Investment REIT (a)	11	108
Japan Tobacco, Inc.	95	466

JFE Holdings, Inc.	7,400	$437
JGC Corp.	6,000	98
Joyo Bank, Ltd. (The)	19,000	118
JS Group Corp.	4,700	102
JSR Corp.	2,800	65
Kajima Corp.	27,000	138
Kaneka Corp.	5,000	48
Kansai Electric Power Co. (The), Inc.	18,200	523
Kao Corp.	13,000	380
Kawasaki Heavy Industries, Ltd.	22,000	93
Keihin Electric Express Railway Co., Ltd.	5,000	38
Keio Corp.	2,000	14
Keyence Corp.	720	162
Kikkoman Corp.	3,000	38
Kintetsu Corp.	31,000	97
Kirin Brewery Co., Ltd.	20,000	288
Kobe Steel, Ltd.	39,000	157
Komatsu, Ltd.	23,000	483
Konami Corp.	2,700	72
Konica Minolta Holdings, Inc.	9,000	118
Kubota Corp.	32,000	280
Kuraray Co., Ltd.	6,500	70
Kurita Water Industries, Ltd.	1,300	31
Kyocera Corp.	3,200	301
Kyowa Hakko Kogyo Co., Ltd.	6,011	55
Kyushu Electric Power Co., Inc.	5,200	148
Lawson, Inc.	800	31
Leopalace21 Corp.	2,600	86
Mabuchi Motor Co., Ltd.	500	31
Marubeni Corp.	29,000	176
Marui Co., Ltd.	8,800	108
Matsui Securities Co., Ltd. ‡	3,100	27
Matsushita Electric Industrial Co., Ltd.	45,000	905
Matsushita Electric Works, Ltd.	7,000	80
Meiji Seika Kaisha, Ltd.	3,000	14
Meitec Corp.	300	10
Millea Holdings, Inc.	17,500	646
Minebea Co., Ltd.	8,000	49
Mitsubishi Chemical Holdings Corp.	15,500	132
Mitsubishi Corp.	26,500	614
Mitsubishi Electric Corp.	45,000	463
Mitsubishi Estate Co., Ltd.	24,000	787
Mitsubishi Heavy Industries, Ltd.	76,000	490
Mitsubishi Materials Corp.	35,000	166
Mitsubishi Rayon Co., Ltd.	10,000	66
Mitsubishi Tokyo Financial Group, Inc.	159	1,791
Mitsubishi UFJ Securities Co. ‡	5,000	57
Mitsui & Co., Ltd.	32,000	596
Mitsui Chemicals, Inc.	9,000	79
Mitsui Fudosan Co., Ltd.	17,000	498
Mitsui Mining & Smelting Co., Ltd.	21,000	115
Mitsui O.S.K. Lines, Ltd.	2,000	22

Mitsui Sumitomo Insurance Co., Ltd.	29,000	$363
Mitsui Trust Holdings, Inc.	14,000	138
Mitsukoshi, Ltd.	4,000	18
Mizuho Financial Group, Inc.	194	1,247
Murata Manufacturing Co., Ltd.	3,900	284
NEC Corp.	39,000	209
NEC Electronics Corp. ‡ †	1,100	27
NET One Systems Co., Ltd.	16	19
NGK Insulators, Ltd.	8,000	165
NGK Spark Plug Co., Ltd.	5,000	93
Nidec Corp.	2,100	135
Nikon Corp.	6,000	126
Nintendo Co., Ltd.	2,600	754
Nippon Building Fund, Inc. REIT (a)	17	281
Nippon Electric Glass Co., Ltd.	6,000	105
Nippon Express Co., Ltd.	16,000	100
Nippon Meat Packers, Inc.	3,000	37
Nippon Mining Holdings, Inc.	12,500	108
Nippon Oil Corp.	32,000	259
Nippon Paper Group, Inc.	53	188
Nippon Sheet Glass Co., Ltd.	9,000	47
Nippon Steel Corp.	100,000	701
Nippon Telegraph & Telephone Corp.	61	322
Nippon Yusen Kabushiki Kaisha	23,000	184
Nishi-Nippon City Bank, Ltd.	10,000	44
Nissan Chemical Industries, Ltd.	3,000	39
Nissan Motor Co., Ltd.	59,300	634
Nisshin Seifun Group, Inc.	5,500	56
Nissin Food Products Co., Ltd.	1,600	59
Nitto Denko Corp.	4,600	215
Nomura Holdings, Inc.	35,200	732
Nomura Research Institute, Ltd.	3,000	88
NSK, Ltd.	14,000	133
NTN Corp.	11,000	95
NTT Data Corp.	33	167
NTT DoCoMo, Inc.	80	148
Obayashi Corp.	19,000	122
Obic Co., Ltd.	200	39
Oji Paper Co., Ltd.	22,000	116
Oki Electric Industry Co., Ltd. ‡	12,000	23
Okumura Corp.	5,000	27
Olympus Corp.	3,000	102
Omron Corp.	4,300	115
Onward Kashiyama Co., Ltd.	3,000	42
Oracle Corp.	1,000	48
Oriental Land Co., Ltd.	1,400	83
Osaka Gas Co., Ltd.	42,000	163
Pioneer Corp.	3,100	40
Promise Co., Ltd. (a)	600	23
Resona Holdings, Inc. †	95	255
Ricoh Co., Ltd.	12,000	270
Rohm Co., Ltd.	3,200	290
Sanken Electric Co., Ltd.	3,000	31
Sanyo Electric Co., Ltd. ‡ †	36,000	61

Secom Co., Ltd.	3,000	$139
Seiko Epson Corp.	2,400	71
Sekisui Chemical Co., Ltd.	7,000	56
Sekisui House, Ltd.	21,000	326
Seven & I Holdings Co., Ltd.	14,960	455
Sharp Corp.	19,000	365
Shimachu Co., Ltd.	1,200	35
Shimamura Co., Ltd.	500	55
Shimano, Inc.	1,700	52
Shimizu Corp.	20,000	122
Shin-Etsu Chemical Co., Ltd.	8,100	493
Shinko Securities Co., Ltd. ‡	9,000	46
Shinsei Bank, Ltd.	25,000	120
Shionogi & Co., Ltd.	6,000	108
Shiseido Co., Ltd.	6,000	122
Shizuoka Bank, Ltd. (The)	15,000	159
Showa Denko KK	12,000	45
Showa Shell Sekiyu KK	1,700	21
SMC Corp. †	1,400	187
Softbank Corp. ‡ †	19,200	493
Sompo Japan Insurance, Inc.	19,000	236
Sony Corp.	15,500	786
Stanley Electric Co., Ltd.	1,000	20
Sumitomo Bakelite Co., Ltd.	3,000	22
Sumitomo Chemical Co., Ltd.	27,000	204
Sumitomo Corp.	20,000	359
Sumitomo Electric Industries, Ltd.	14,000	212
Sumitomo Heavy Industries, Ltd.	9,000	89
Sumitomo Metal Industries, Ltd.	57,000	294
Sumitomo Metal Mining Co., Ltd.	21,000	405
Sumitomo Mitsui Financial Group, Inc.	121	1,097
Sumitomo Realty & Development Co., Ltd.	8,000	303
Sumitomo Trust & Banking Co., Ltd. (The)	30,000	312
T&D Holdings, Inc.	5,500	379
Taiheiyo Cement Corp.	12,000	53
Taisei Corp.	27,000	100
Taisho Pharmaceutical Co., Ltd. †	2,911	53
Taiyo Yuden Co., Ltd.	1,000	21
Takashimaya Co., Ltd.	8,000	98
Takeda Pharmaceutical Co., Ltd.	17,000	1,113
Takefuji Corp. (a)	730	29
TDK Corp.	2,400	208
Teijin, Ltd.	16,000	90
Terumo Corp.	4,200	163
THK Co., Ltd.	800	19
TIS, Inc.	800	19
Tobu Railway Co., Ltd.	17,000	82
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	8,300	210
Tokyo Broadcasting System, Inc.	2,100	78
Tokyo Electric Power Co. (The), Inc.	28,900	986
Tokyo Electron, Ltd.	4,800	335
Tokyo Gas Co., Ltd.	46,000	256
Tokyo Tatemono Co., Ltd.	6,000	90

Tokyu Corp.	20,000	$156
TonenGeneral Sekiyu KK	8,000	89
Toppan Printing Co., Ltd.	8,000	83
Toray Industries, Inc.	23,000	166
Toshiba Corp. †	55,000	367
Tosoh Corp.	8,000	41
Toto, Ltd.	11,000	110
Toyo Seikan Kaisha, Ltd.	3,100	62
Toyota Industries Corp.	2,100	99
Toyota Motor Corp.	65,600	4,195
Trend Micro, Inc. †	2,500	68
Uni-Charm Corp.	400	25
Uniden Corp.	1,000	8
UNY Co., Ltd.	1,000	14
Ushio, Inc.	1,000	19
West Japan Railway Co.	4	18
Yahoo! Japan Corp. ‡	392	135
Yamada Denki Co., Ltd.	2,200	205
Yamaha Corp.	1,900	42
Yamaha Motor Co., Ltd.	700	20
Yamato Transport Co., Ltd.	5,000	80
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,100	63
Malaysia (0.1%)
IJM Corp. Berhad	74,000	185
Mexico (1.3%)
Alfa SAB de CV	6,000	44
America Movil SAB de CV, Series L	472,900	1,138
Cemex SA B de CV ‡	113,000	371
Coca-Cola Femsa SAB de CV	4,000	14
Corporacion Geo SAB de CV ‡	8,000	47
Grupo Carso SA de CV-Class A1	15,000	55
Grupo Financiero Banorte SAB de CV	80,100	381
Grupo Mexico SA de CV-Class B	21,000	98
Grupo Modelo SAB de CV, Series C	11,000	56
Grupo Televisa SA-Class CPO	41,000	246
Kimberly-Clark de Mexico de CV-Class A	9,000	41
Telefonos de Mexico SA de CV-Class L	236,000	394
Urbi Desarrollos Urbanos SA de CV ‡	6,000	25
Wal-Mart de Mexico SA de CV-Class V	71,000	304
Netherlands (3.1%)
ABN AMRO Holding NV	37,196	1,595
Akzo Nobel NV	3,688	279
Arcelor Mittal	8,442	447
Corio NV REIT	1,397	126
European Aeronautic Defense and Space Co.	3,760	116
Heineken NV	10,704	558
ING Groep NV	36,499	1,538
James Hardie Industries NV	12,239	83
Koninklijke DSM	2,065	92
Koninklijke Philips Electronics NV †	14,448	550
Oce NV	1,677	31
Qiagen NV ‡ †	3,537	60

Reed Elsevier NV	6,710	$118
Rodamco Europe NV REIT (a)	1,147	159
Royal KPN NV	25,208	391
TNT NV	11,732	536
Unilever NV	28,910	839
Wereldhave NV REIT	569	87
Wolters Kluwer NV	3,633	109
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd. †	5,059	17
Norway (0.5%)
DnB Nor ASA	6,204	87
Norsk Hydro ASA	10,690	353
Norske Skogindustrier ASA	2,900	49
Orkla ASA	2,230	157
Statoil ASA †	8,600	233
Tandberg ASA ‡	2,500	52
Tandberg Television ASA ‡	1,300	23
Telenor ASA	10,500	186
Yara International ASA	3,038	83
Philippine Islands (0.2%)
Ayala Land, Inc.-Class B	553,800	189
Banco de Oro Universal Bank	19,046	24
Bank of the Philippine Islands	10,610	14
Metropolitan Bank & Trust	37,600	49
Philippine Long Distance Telephone Co.	5,490	287
Poland (0.5%)
Agora SA	1,257	21
Bank Pekao SA	4,443	395
Bank Przemyslowo-Handlowy BPH	319	108
Bank Zachodni WBK SA	877	82
Grupa Kety SA	43	3
KGHM Polska Miedz SA	4,349	147
Pko Bank Polski SA	12,748	212
Polski Koncern Naftowy Orlen SA	10,198	169
Prokom Software SA	380	20
Telekomunikacja Polska SA	23,583	194
Portugal (0.1%)
Banco Comercial Portugues SA-Class R	37,292	135
Brisa-Auto Estradas de Portugal SA	5,252	69
Energias de Portugal SA	548	3
Portugal Telecom SGPS SA	9,627	129
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	476	7
Russia (1.0%)
LUKOIL, ADR	4,709	407
MMC Norilsk Nickel, ADR	2,474	459
Mobile Telesystems, ADR	2,700	151
OAO Gazprom, ADR	4,737	198
OAO Gazprom, Sponsored ADR	10,786	455
Polyus Gold, ADR ‡ †	1,500	72
Sberbank RF, GDR	279	119
Surgutneftegaz, ADR	2,200	139

Tatneft, ADR	1,000	$95
Unified Energy System, GDR	1,248	169
Vimpel-Communications, Sponsored ADR ‡	1,400	133
Singapore (2.5%)
Ascendas Real Estate Investment Trust REIT (a)	48,000	76
Capitaland, Ltd.	55,000	290
CapitaMall Trust REIT (a)	39,800	99
Chartered Semiconductor Manufacturing, Ltd. ‡	64,000	61
City Developments, Ltd.	24,484	235
ComfortDelgro Corp., Ltd.	86,598	114
Cosco Corp., Ltd.	38,000	72
Creative Technology, Ltd	3,450	22
DBS Group Holdings, Ltd.	48,788	688
Fraser and Neave, Ltd.	52,000	175
Jardine Cycle & Carriage, Ltd.	6,013	47
Keppel Corp., Ltd.	25,000	313
Keppel Land, Ltd.	17,000	106
K-REIT Asia REIT	2,600	5
Neptune Orient Lines, Ltd.	30,000	64
Oversea-Chinese Banking Corp.	111,568	661
Parkway Holdings, Ltd.	29,000	63
SembCorp Industries, Ltd.	38,617	130
SembCorp Marine, Ltd.	26,000	60
Singapore Airlines, Ltd.	26,000	284
Singapore Exchange, Ltd.	34,713	150
Singapore Land, Ltd.	10,000	70
Singapore Post, Ltd.	69,000	50
Singapore Press Holdings, Ltd.	69,622	202
Singapore Technologies Engineering, Ltd.	61,184	134
Singapore Telecommunications, Ltd.	448,482	969
STATS ChipPAC, Ltd. ‡	62,000	74
United Overseas Bank, Ltd.	51,219	708
United Overseas Land, Ltd. (Foreign Registered)	27,651	93
Venture Corp., Ltd.	11,879	114
South Africa (0.2%)
MTN Group, Ltd.	28,583	388
South Korea (0.5%)
Doosan Heavy Industries and Construction Co., Ltd.	3,530	228
LG.Philips LCD Co., Ltd. ‡	12,750	446
Samsung Electronics Co., Ltd.	1,020	611
Spain (2.4%)
Abertis Infraestructuras SA	6,623	212
Acciona SA	345	74
Acerinox SA	2,709	69
ACS Actividades de Construccion y Servicios SA	3,025	183
Altadis SA	6,466	414
Antena 3 de Television SA	622	14
Banco Bilbao Vizcaya Argentaria SA (a)	29,696	727
Banco Popular Espanol SA	8,214	169
Banco Santander Central Hispano SA	51,690	919
Cintra Concesiones de Infraestructuras de Transporte SA	2,141	40

Endesa SA	7,851	$423
Fomento de Construcciones y Contratas SA	378	39
Gas Natural SDG SA	10,566	494
Grupo Ferrovial SA	772	78
Iberdrola SA	6,701	316
Inditex SA	2,351	146
Indra Sistemas SA	1,090	27
Repsol YPF SA	9,250	311
Sacyr Vallehermoso SA	847	47
Sociedad General de Aguas de Barcelona SA-Class B	2,056	73
Telefonica SA	51,535	1,132
Union Fenosa SA	1,600	86
Sweden (1.8%)
Alfa Laval AB	300	15
Assa Abloy AB-Class B	4,627	106
Atlas Copco AB-Class A †	5,019	166
Atlas Copco AB-Class B	3,300	105
Electrolux AB-Class B	2,840	72
Eniro AB	1,500	19
Getinge AB	2,400	54
Hennes & Mauritz AB-Class B	4,530	260
Holmen AB-Class B	850	35
Husqvarna AB ‡	2,840	47
Modern Times Group AB-Class B ‡	450	26
Nordea Bank AB	43,737	695
Sandvik AB	14,455	255
Scania AB-Class B	1,400	109
Skandinaviska Enskilda Banken AB-Class A †	7,371	235
Skanska AB-Class B †	5,344	118
SKF AB	3,632	75
Ssab Svenskt Stal AB-Class A	3,000	92
Svenska Cellulosa AB-Class B	3,100	165
Svenska Handelsbanken AB-Class A	12,360	366
Swedish Match AB	4,600	82
Tele2 AB-Class B	1,950	32
Telefonaktiebolaget LM Ericsson-Class B	244,873	897
TeliaSonera AB	21,635	186
Volvo AB-Class A	1,409	121
Volvo AB-Class B	3,042	255
Switzerland (6.3%)
ABB, Ltd.	28,850	492
ABB, Ltd., Sponsored ADR	10,200	175
Ciba Specialty Chemicals AG	1,038	68
Clariant AG ‡	3,520	60
Compagnie Financiere Richemont AG-Class A	7,359	410
Credit Suisse Group	19,869	1,419
Geberit AG	56	86
Givaudan	93	86
Holcim, Ltd.	3,092	308
Kudelski SA	690	24
Logitech International SA ‡	2,964	82
Lonza Group AG ‡	597	57

Merck Serono SA	77	$69
Nestle SA	8,848	3,430
Nobel Biocare Holding AG	540	196
Novartis AG	28,189	1,609
Roche Holding AG-Genusschein	8,477	1,493
Schindler Holding AG	1,340	81
Straumann Holding AG	231	66
Swatch Group AG	888	47
Swatch Group AG-Class B	438	115
Swiss Reinsurance (a)	8,551	778
Swisscom AG	272	98
Syngenta AG ‡	1,422	271
Synthes, Inc.	1,141	140
UBS AG-Registered	44,522	2,633
Xstrata PLC	20,122	1,031
Zurich Financial Services AG	1,097	315
Taiwan (0.1%)
AU Optronics Corp., ADR	20,803	297
Turkey (1.0%)
Akbank TAS	60,028	402
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,085	36
Arcelik AS	9,226	63
Dogan Sirketler Grubu Holdings	40,727	68
Dogan Yayin Holding ‡	12,350	45
Eregli Demir ve Celik Fabrikalari TAS	21,602	216
Ford Otomotiv Sanayi AS	5,614	49
Haci Omer Sabanci Holding	33,744	139
Hurriyet Gazetecilik AS	7,017	21
KOC Holding AS ‡	17,702	80
Migros Turk TAS ‡	7,447	96
Trakya Cam Sanayii AS	3,002	9
Tupras-Turkiye Petrol Rafine	6,643	148
Turk Hava Yollari ‡	2,437	12
Turk Sise ve Cam Fabrikalari AS ‡	6,949	27
Turkcell Iletisim Hizmet AS	84,269	431
Turkiye Garanti Bankasi	58,498	264
Turkiye Is Bankasi	81,687	394
Yapi ve Kredi Bankasi ‡	49,452	106
United Kingdom (15.6%)
3i Group PLC	1,482	33
Aegis Group PLC	10,618	31
Alliance Boots PLC	6,180	124
Amec PLC	4,244	44
Amvescap PLC	2,284	25
Anglo American PLC	37,629	1,976
Arriva PLC	1,921	28
AstraZeneca PLC	24,235	1,300
Aviva PLC	44,589	655
BAE Systems PLC	50,551	456
Balfour Beatty PLC	8,297	78
Barclays PLC	82,453	1,166
Barratt Developments PLC	2,360	51

BBA Aviation PLC	7,008	$39
Bellway PLC	1,058	33
BG Group PLC	52,038	748
BHP Billiton PLC	60,598	1,347
Biffa PLC	7,594	51
BP PLC	258,067	2,794
British Airways PLC ‡	8,169	78
British American Tobacco PLC	18,638	581
British Land Co. PLC	5,848	175
British Sky Broadcasting PLC	10,098	112
BT Group PLC	121,362	723
Bunzl PLC	6,075	86
Burberry Group PLC	2,768	35
Cadbury Schweppes PLC	25,723	329
Capita Group PLC	2,067	28
Carnival PLC	3,342	161
Centrica PLC	36,480	277
Close Brothers Group PLC	407	8
Cobham PLC	17,722	73
Compass Group PLC	40,407	269
Corus Group PLC	13,394	159
Daily Mail and General Trust NV-Class A	3,023	48
Diageo PLC	42,229	853
DSG International	18,341	61
Electrocomponents PLC	7,435	42
Emap PLC	2,105	31
EMI Group PLC	7,963	36
Enterprise Inns PLC	13,734	180
Experian Group, Ltd.	7,320	84
Fiberweb PLC ‡	2,085	9
FirstGroup PLC	6,306	82
Friends Provident PLC	33,205	125
GKN PLC	6,509	49
GlaxoSmithKline PLC	82,932	2,272
Group 4 Securicor PLC	3,563	14
Hammerson PLC	3,192	109
Hanson PLC	10,915	175
Hays PLC	4,978	15
HBOS PLC	49,358	1,014
Home Retail Group	7,805	68
HSBC Holdings PLC	74,085	1,293
ICAP PLC	1,517	16
Imi PLC	6,643	76
Imperial Chemical Industries PLC	15,325	150
Imperial Tobacco Group PLC	7,897	352
Intercontinental Hotels Group PLC	7,960	196
International Power PLC	4,604	36
Invensys PLC ‡	1,777	10
J Sainsbury PLC	13,727	148
Johnson Matthey PLC	2,820	87
Kelda Group PLC	8,174	150
Kesa Electricals PLC	2,470	16
Kingfisher PLC	11,088	61

Ladbrokes PLC	10,893	$86
Land Securities Group PLC	5,236	220
Legal & General Group PLC	112,606	351
Liberty International PLC	2,962	72
Lloyds TSB Group PLC	82,451	906
LogicaCMG PLC	12,932	45
London Stock Exchange Group PLC	671	16
Man Group PLC	5,526	60
Marks & Spencer Group PLC	15,040	200
Meggitt PLC	7,991	47
Misys PLC	6,140	29
National Express Group PLC	1,908	47
National Grid PLC	46,428	726
Next PLC	2,340	103
Pearson PLC	7,272	124
Persimmon PLC	2,486	69
Provident Financial PLC	798	13
Prudential PLC	32,467	457
Punch Taverns PLC	4,892	120
Reckitt Benckiser PLC	12,975	673
Reed Elsevier PLC	11,496	137
Rentokil Initial PLC	5,658	18
Resolution PLC	621	8
Reuters Group PLC	13,490	123
Rexam PLC	8,365	90
Rio Tinto PLC	26,738	1,522
Rolls-Royce Group PLC ‡	28,486	276
Royal Bank of Scotland Group PLC	38,254	1,489
Royal Dutch Shell PLC-Class A	58,015	1,924
Royal Dutch Shell PLC-Class B	40,521	1,344
Sage Group PLC	18,259	92
Schroders PLC	388	10
Scottish & Southern Energy PLC	14,577	441
Scottish Power PLC	25,130	394
Serco Group PLC	1,448	13
Severn Trent PLC	4,776	134
Signet Group PLC	14,749	36
Slough Estates PLC	4,870	75
Smith & Nephew PLC	9,468	120
Smiths Group PLC	8,574	173
Stagecoach Group PLC	7,219	25
Tate & Lyle PLC	8,917	101
Taylor Woodrow PLC	5,774	55
Tesco PLC	78,726	686
Tomkins PLC	14,810	78
Unilever PLC	16,952	509
United Business Media PLC	2,459	38
United Utilities PLC	2,726	40
Vodafone Group PLC	779,985	2,073
Whitbread PLC	3,796	141
William Hill PLC	7,914	99
Wimpey (George) PLC	3,860	48
Wolseley PLC	9,102	213

WPP Group PLC	8,912	$135
Yell Group PLC	6,135	72
United States (0.1%)
NYSE Euronext m	3,298	311
Total Common Stocks (cost: $153,380)		221,150

	Principal	Value
SECURITY LENDING COLLATERAL (4.9%)
Debt (4.8%)
Bank Notes (0.1%)
Bank of America
5.31%, due 05/17/2007	$321	$321
Commercial Paper (1.6%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	96	96
5.28%, due 04/11/2007	64	64
5.29%, due 04/12/2007	64	64
5.28%, due 04/19/2007	64	64
Bear Stearns & Co.
5.50%, due 07/10/2007	32	32
CAFCO LLC-144A
5.28%, due 04/17/2007	96	96
Charta LLC-144A
5.30%, due 05/09/2007	96	96
CIESCO LLC
5.28%, due 04/16/2007	96	96
Clipper Receivables Corp.
5.28%, due 04/04/2007	64	64
5.29%, due 04/11/2007	96	96
Compass Securitization LLC-144A
5.30%, due 04/17/2007	64	64
5.29%, due 04/25/2007	64	64
CRC Funding LLC-144A
5.28%, due 04/17/2007	96	96
5.29%, due 04/25/2007	64	64
Den Danske Bank
5.27%, due 04/10/2007	96	96
5.29%, due 04/30/2007	161	161
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	32	32
5.29%, due 04/26/2007	64	64
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	64	64
5.28%, due 04/04/2007	7	7
5.28%, due 04/12/2007	96	96
5.28%, due 04/19/2007	64	64
5.29%, due 04/25/2007	64	64
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	129	129
5.28%, due 04/17/2007	64	64
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	96	96

5.28%, due 04/09/2007	$64	$64
5.29%, due 04/19/2007	64	64
5.30%, due 04/26/2007	127	127
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	64	64
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	64	64
5.29%, due 04/18/2007	64	64
Liberty Street-144A
5.29%, due 04/26/2007	96	96
Morgan Stanley
5.51%, due 08/01/2007	64	64
Old Line Funding LLC-144A
5.29%, due 04/23/2007	64	64
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	64	64
5.29%, due 04/24/2007	64	64
5.30%, due 04/25/2007	64	64
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	32	32
5.29%, due 04/20/2007	64	64
5.30%, due 04/24/2007	64	64
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	64	64
5.29%, due 05/01/2007	96	96
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	64	64
5.29%, due 04/03/2007	64	64
5.29%, due 04/18/2007	96	96
5.30%, due 04/30/2007	64	64
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	64	64
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	64	64
5.28%, due 04/20/2007	96	96
Yorktown Capital LLC
5.30%, due 04/02/2007	64	64
5.29%, due 04/04/2007	64	64
5.29%, due 04/12/2007	64	64
5.30%, due 04/19/2007	96	96
Euro Dollar Overnight (0.8%)
Abbey National PLC
5.27%, due 04/03/2007	64	64
Bank of Montreal
5.40%, due 04/02/2007	96	96
Bank of Nova Scotia
5.28%, due 04/02/2007	96	96
BNP Paribas
5.42%, due 04/02/2007	129	129
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	128	128
Erste Bank
5.28%, due 04/04/2007	161	161

Lloyds TSB Bank
5.27%, due 04/05/2007	$225	$225
Rabobank Nederland
5.40%, due 04/02/2007	193	193
Royal Bank of Canada
5.39%, due 04/02/2007	193	193
Societe Generale
5.38%, due 04/02/2007	96	96
5.27%, due 04/05/2007	128	128
Svenska Handlesbanken
5.38%, due 04/02/2007	150	150
UBS AG
5.29%, due 04/02/2007	128	128
5.29%, due 04/06/2007	225	225
Euro Dollar Terms (1.4%)
Abbey National PLC
5.27%, due 04/26/2007	64	64
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	193	193
Bank of Montreal
5.27%, due 04/11/2007	96	96
5.27%, due 04/20/2007	64	64
Bank of Nova Scotia
5.28%, due 04/09/2007	96	96
5.28%, due 04/30/2007	64	64
Barclays
5.31%, due 04/09/2007	161	161
5.32%, due 04/23/2007	64	64
5.29%, due 05/07/2007	64	64
5.30%, due 05/16/2007	64	64
5.29%, due 05/21/2007	64	64
Calyon
5.30%, due 05/17/2007	64	64
5.31%, due 05/24/2007	32	32
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	321	321
Citigroup
5.31%, due 05/04/2007	64	64
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	161	161
5.30%, due 05/17/2007	161	161
Deutsche Bank
5.28%, due 04/10/2007	32	32
5.27%, due 04/20/2007	64	64
5.30%, due 05/15/2007	64	64
First Tennessee National Corp.
5.31%, due 05/02/2007	64	64
Fortis Bank
5.27%, due 04/12/2007	161	161
5.27%, due 04/13/2007	64	64
5.30%, due 06/25/2007	161	161

HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	$64	$64
5.30%, due 06/13/2007	64	64
KBC Bank NV
5.27%, due 05/02/2007	64	64
Lloyds TSB Bank
5.28%, due 04/27/2007	64	64
Rabobank Nederland
5.27%, due 04/10/2007	64	64
Regions Bank
5.30%, due 04/23/2007	32	32
Royal Bank of Scotland
5.29%, due 05/07/2007	128	128
5.30%, due 05/08/2007	64	64
5.30%, due 05/09/2007	64	64
5.31%, due 05/25/2007	64	64
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	64	64
Societe Generale
5.28%, due 05/21/2007	64	64
5.31%, due 05/24/2007	128	128
Swedbank AB
5.30%, due 05/11/2007	257	257
Repurchase Agreements (0.9%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $274 on 04/02/2007	274	274
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,252 on 04/02/2007	1,251	1,251
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $193 on 04/02/2007	193	193
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $428 on 04/02/2007	428	428

	Shares	Value
Investment Companies (0.1%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	65,985	$66
Reserve Primary Money Market Fund
1-day yield of 5.23%	145,860	146
Total Security Lending Collateral (cost: $12,259)		12,259
Total Investment Securities (cost: $168,088) #		$237,502

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
(a)	Passive Foreign Investment Company.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $11,629.
††

Cash collateral for the Repurchase Agreements, valued at $2,196, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
m	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $170,163. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $69,129 and $1,790, respectively. Net unrealized appreciation for tax purposes is $67,339.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $3,079 or 1.2% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCRL	Società Cooperativa a Responsabilità Limitata (Limited Liability Co-operative)
SGPS	Sociedade Gestora de Participações Socialis (Holding Enterprise)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Australian Dollar	4,267	05/16/2007	$3,407	$36
British Pound Sterling	1,846	05/16/2007	3,621	(1)
British Pound Sterling	(948)	05/16/2007	(1,845)	(15)
British Pound Sterling	7,417	06/14/2007	14,332	211
Euro Dollar	7,410	05/16/2007	9,771	109
Euro Dollar	(1,422)	05/16/2007	(1,882)	(14)
Euro Dollar	8,244	06/14/2007	10,915	90
Hong Kong Dollar	11,846	05/16/2007	1,517	1
Hong Kong Dollar	(82,393)	05/16/2007	(10,573)	14
Japanese Yen	1,155,364	05/16/2007	9,921	(82)
Japanese Yen	(2,473,625)	05/16/2007	(21,116)	50
Japanese Yen	244,220	06/14/2007	2,100	(12)
Swedish Krona	5,687	06/14/2007	811	3
			$20,979	$390

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought	Amount	Currency Sold	Amount	Settlement Date	Net Unrealized Appreciation (Depreciation)
Hong Kong Dollar	7,522	British Pound Sterling	493	5/16/2007	$(2)
					(2)

FUTURES CONTRACTS: d

				Net Unrealized
		Settlement		Appreciation
	Contracts ◆	Date	Amount	(Depreciation)
CAC40 10 Euro	58	04/20/2007	$4,359	$118
DAX Index	6	06/16/2007	1,392	72
FTSE 100 Index	25	06/17/2007	3,102	32
IBEX 35 Index	10	04/21/2007	1,952	105
Nikkei 225 Index	5	06/08/2007	733	25
S&P/MIB Index	2	06/17/2007	546	26
TOPIX Index	61	06/09/2007	8,868	287
			$20,952	$665

d               At March 31, 2007, cash in the amount of $2,797 is segregated with the custodian to cover margin requirements for open futures contracts.

◆              Contract amounts are not in thousands.

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.5%	$38,695
Telecommunications	5.1%	12,809
Pharmaceuticals	4.4%	10,928
Automotive	4.1%	10,124
Oil & Gas Extraction	4.0%	10,120
Metal Mining	4.0%	9,964
Electric Services	3.6%	8,978
Insurance	3.2%	7,876
Petroleum Refining	2.8%	7,046
Chemicals & Allied Products	2.8%	6,933
Electronic Components & Accessories	2.3%	5,810
Food & Kindred Products	2.2%	5,443
Industrial Machinery & Equipment	1.9%	4,777
Security & Commodity Brokers	1.9%	4,697
Business Services	1.9%	4,648
Holding & Other Investment Offices	1.7%	4,193
Real Estate	1.7%	4,171
Life Insurance	1.7%	4,163
Primary Metal Industries	1.6%	4,089
Communications Equipment	1.4%	3,518
Engineering & Management Services	1.2%	2,901
Beverages	1.1%	2,757
Computer & Data Processing Services	1.1%	2,716
Wholesale Trade Durable Goods	1.1%	2,678
Computer & Office Equipment	0.9%	2,334
Residential Building Construction	0.9%	2,136
Gas Production & Distribution	0.8%	2,066
Tobacco Products	0.8%	1,998
Electronic & Other Electric Equipment	0.8%	1,934
Lumber & Other Building Materials	0.7%	1,859
Instruments & Related Products	0.7%	1,711
Food Stores	0.7%	1,711
Department Stores	0.7%	1,634
Transportation & Public Utilities	0.6%	1,612
Rubber & Misc. Plastic Products	0.6%	1,484
Stone, Clay & Glass Products	0.6%	1,383
Railroads	0.5%	1,371
Retail Trade	0.5%	1,323
Radio & Television Broadcasting	0.5%	1,185
Paper & Allied Products	0.5%	1,170
Printing & Publishing	0.4%	1,087
Wholesale Trade Nondurable Goods	0.4%	1,051
Manufacturing Industries	0.4%	1,042
Business Credit Institutions	0.4%	1,014

Medical Instruments & Supplies	0.4%	$979
Air Transportation	0.4%	964
Aerospace	0.4%	941
Construction	0.4%	928
Restaurants	0.3%	860
Electric, Gas & Sanitary Services	0.3%	859
Motor Vehicles, Parts & Supplies	0.3%	732
Apparel & Accessory Stores	0.3%	718
Hotels & Other Lodging Places	0.3%	698
Water Transportation	0.3%	643
Specialty - Real Estate	0.2%	555
Communication	0.2%	543
Public Administration	0.2%	477
Textile Mill Products	0.2%	393
Amusement & Recreation Services	0.2%	392
Mining	0.1%	353
Electrical Goods	0.1%	301
Metal Cans & Shipping Containers	0.1%	294
Environmental Services	0.1%	287
Radio, Television & Computer Stores	0.1%	282
Office Property	0.1%	281
Trucking & Warehousing	0.1%	263
Auto Repair, Services & Parking	0.1%	212
Transportation Equipment	0.1%	198
Beer, Wine & Distilled Beverages	0.1%	175
Personal Credit Institutions	0.1%	128
Apparel Products	0.0%	127
Drug Stores & Proprietary Stores	0.0%	124
Furniture & Fixtures	0.0%	110
Health Services	0.0%	63
Research & Testing Services	0.0%	60
Automotive Dealers	0.0%	47
Management Services	0.0%	44
Fabricated Metal Products	0.0%	35
Educational Services	0.0%	22
Motion Pictures	0.0%	16
Investment Securities, at value	90.2%	225,243
Short-Term Investments	4.9%	12,259
Total Investment Securities	95.1%	$237,502

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	$1	$1
Total Corporate Debt Securities (cost: $1)		1

	Shares	Value
COMMON STOCKS (97.8%)
Air Transportation (0.2%)
Southwest Airlines Co.	20,900	$307
Amusement & Recreation Services (0.0%)
Disney (Walt) Co. (The)	2,200	76
Apparel & Accessory Stores (1.0%)
Abercrombie & Fitch Co.-Class A †	23,620	1,788
Automotive Dealers (0.8%)
AutoZone, Inc. ‡	10,593	1,357
Beverages (2.3%)
Anheuser-Busch Cos., Inc.	12,210	616
Coca-Cola Co. (The)	68,581	3,292
Business Credit Institutions (1.3%)
Freddie Mac	36,300	2,159
Business Services (5.2%)
eBay, Inc. ‡	142,576	4,726
Fannie Mae	8,580	468
First Data Corp.	9,800	264
Monster Worldwide, Inc. ‡	28,571	1,353
Moody’s Corp.	36,181	2,245
Chemicals & Allied Products (4.4%)
du Pont (E.I.) de Nemours & Co.	43,300	2,140
Monsanto Co.	86,920	4,777
Rohm & Haas Co. †	12,600	652
Commercial Banks (8.0%)
Bank of America Corp.	59,900	3,056
Bank of New York Co., Inc. (The)	29,600	1,200
Barclays PLC, Sponsored ADR †	3,400	194
Citigroup, Inc.	62,900	3,229
JP Morgan Chase & Co.	21,100	1,021
PNC Financial Services Group, Inc.	11,140	802
SunTrust Banks, Inc.	3,400	282
US Bancorp	12,700	444
Wachovia Corp.	39,800	2,191
Wells Fargo & Co.	42,100	1,450

Communication (1.7%)
Comcast Corp.-Class A ‡	73,200	$1,900
Crown Castle International Corp. † ‡	33,328	1,071
Communications Equipment (0.2%)
L-3 Communications Holdings, Inc.	800	70
Telefonaktiebolaget LM Ericsson, ADR †	7,500	278
Computer & Data Processing Services (4.9%)
Google, Inc.-Class A ‡	10,783	4,940
McAfee, Inc. ‡	10,700	311
Microsoft Corp.	16,800	468
Yahoo!, Inc. ‡	88,040	2,755
Computer & Office Equipment (2.4%)
Apple, Inc. ‡	20,821	1,934
Cisco Systems, Inc. ‡	10,200	260
Dell, Inc. ‡	41,300	959
Hewlett-Packard Co.	8,900	357
International Business Machines Corp.	6,860	647
Seagate Technology, Inc. - Escrow Shares ‡ m	36,900	—☐
Drug Stores & Proprietary Stores (0.7%)
CVS/Caremark Corp. †	34,000	1,161
Electric Services (0.1%)
American Electric Power Co., Inc.	4,400	215
Electronic & Other Electric Equipment (0.5%)
General Electric Co.	25,800	912
Electronic Components & Accessories (0.8%)
Flextronics International, Ltd. ‡	16,600	182
Intel Corp.	41,700	798
Texas Instruments, Inc.	14,300	430
Food & Kindred Products (4.3%)
Altria Group, Inc.	17,400	1,528
Cadbury Schweppes PLC, ADR	28,900	1,485
Kraft Foods, Inc.-Class A †	35,400	1,121
Nestle SA, ADR †	14,647	1,420
Unilever NV-NY Shares	63,100	1,844
Gas Production & Distribution (0.0%)
Dynegy, Inc.-Class A ‡	745	7
Holding & Other Investment Offices (2.9%)
Brookfield Asset Management, Inc. †	94,818	4,955
Hotels & Other Lodging Places (3.1%)
Marriott International, Inc.-Class A	57,918	2,836
Wynn Resorts, Ltd. †	26,562	2,520
Instruments & Related Products (0.2%)
KLA-Tencor Corp.	5,100	272
Insurance (4.6%)
AFLAC, Inc.	8,100	381
American International Group, Inc.	12,700	854
Berkshire Hathaway, Inc.-Class B ‡	877	3,192
Chubb Corp.	32,380	1,673

Travelers Cos., Inc. (The)	11,800	$611
UnitedHealth Group, Inc.	24,045	1,274
Insurance Agents, Brokers & Service (0.1%)
Hartford Financial Services Group, Inc. (The)	2,000	191
Life Insurance (0.6%)
Genworth Financial, Inc.-Class A	8,400	294
Metlife, Inc.	11,900	751
Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	41,898	1,539
Lowe’s Cos., Inc. †	10,400	328
Management Services (1.2%)
Corporate Executive Board Co. †	26,964	2,048
Medical Instruments & Supplies (0.4%)
Boston Scientific Corp. ‡	42,800	622
Motion Pictures (1.6%)
News Corp., Inc.-Class B †	40,000	979
Time Warner, Inc.	92,000	1,814
Oil & Gas Extraction (1.9%)
Ultra Petroleum Corp. ‡	63,104	3,353
Paper & Allied Products (2.7%)
International Paper Co.	81,550	2,968
Kimberly-Clark Corp.	25,400	1,740
Pharmaceuticals (10.9%)
Abbott Laboratories	23,600	1,317
Bristol-Myers Squibb Co.	103,500	2,873
Cardinal Health, Inc.	11,800	861
Dade Behring Holdings, Inc.	28,657	1,257
Genentech, Inc. ‡	14,173	1,164
GlaxoSmithKline PLC, ADR †	37,900	2,094
Lilly (Eli) & Co.	29,900	1,606
Pfizer, Inc.	61,600	1,556
Roche Holding AG, ADR	16,020	1,411
Sanofi-Aventis, ADR †	15,900	692
Schering-Plough Corp.	77,400	1,974
Wyeth	40,900	2,046
Primary Metal Industries (2.2%)
Alcoa, Inc.	62,600	2,122
Nucor Corp.	26,923	1,753
Printing & Publishing (1.0%)
Gannett Co., Inc.	6,900	388
McGraw-Hill Cos., Inc. (The)	22,113	1,390
Radio & Television Broadcasting (4.2%)
Clear Channel Communications, Inc.	14,699	515
Grupo Televisa SA, Sponsored ADR	103,569	3,086
Liberty Media Holding Corp.-Capital-Class A ‡	7,685	850
Liberty Media Holding Corp.-Interactive-Class A ‡	39,225	934
Viacom, Inc.-Class B ‡	43,750	1,799

Restaurants (1.0%)
McDonald’s Corp.	39,120	$1,762
Retail Trade (6.9%)
Amazon.com, Inc. † ‡	67,608	2,690
Costco Wholesale Corp.	48,560	2,614
Sears Holdings Corp. ‡	24,576	4,428
Wal-Mart Stores, Inc.	48,000	2,254
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.-Class B	13,216	1,404
Security & Commodity Brokers (3.7%)
American Express Co.	50,038	2,822
Chicago Mercantile Exchange	2,304	1,227
Fortress Investment Group LLC-Class A †	3,847	110
Merrill Lynch & Co., Inc.	13,500	1,103
Western Union Co. (The)	53,386	1,172
Stone, Clay & Glass Products (0.7%)
Cemex SA B de CV, ADR ‡ (a)	37,496	1,228
Telecommunications (4.7%)
America Movil SAB de CV, Series L, ADR	55,383	2,647
AT&T, Inc.	38,900	1,534
China Mobile, Ltd., Sponsored ADR	18,643	836
Sprint Nextel Corp.	18,400	349
Verizon Communications, Inc.	71,500	2,711
Transportation & Public Utilities (1.9%)
CH Robinson Worldwide, Inc. †	38,163	1,822
Expeditors International of Washington, Inc.	34,505	1,426
Transportation Equipment (0.6%)
Li & Fung, Ltd.	300,000	943
Total Common Stocks (cost: $141,992)		169,107

	Principal	Value
SECURITY LENDING COLLATERAL (12.4%)
Debt (12.2%)
Bank Notes (0.3%)
Bank of America
5.31%, due 05/17/2007	$559	$559
Commercial Paper (4.0%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	168	168
5.28%, due 04/11/2007	112	112
5.29%, due 04/12/2007	112	112
5.28%, due 04/19/2007	112	112
Bear Stearns & Co.
5.50%, due 07/10/2007	56	56
CAFCO LLC-144A
5.28%, due 04/17/2007	168	168
Charta LLC-144A
5.30%, due 05/09/2007	168	168
CIESCO LLC

5.28%, due 04/16/2007	$168	$168
Clipper Receivables Corp.
5.28%, due 04/04/2007	112	112
5.29%, due 04/11/2007	168	168
Compass Securitization LLC-144A
5.30%, due 04/17/2007	112	112
5.29%, due 04/25/2007	112	112
CRC Funding LLC-144A
5.28%, due 04/17/2007	168	168
5.29%, due 04/25/2007	112	112
Den Danske Bank
5.27%, due 04/10/2007	168	168
5.29%, due 04/30/2007	280	280
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	56	56
5.29%, due 04/26/2007	112	112
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	112	112
5.28%, due 04/04/2007	12	12
5.28%, due 04/12/2007	168	168
5.28%, due 04/19/2007	112	112
5.29%, due 04/25/2007	112	112
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	224	224
5.28%, due 04/17/2007	112	112
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	168	168
5.28%, due 04/09/2007	112	112
5.29%, due 04/19/2007	112	112
5.30%, due 04/26/2007	221	221
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	112	112
Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	112	112
5.29%, due 04/18/2007	112	112
Liberty Street-144A
5.29%, due 04/26/2007	168	168
Morgan Stanley
5.51%, due 08/01/2007	112	112
Old Line Funding LLC-144A
5.29%, due 04/23/2007	112	112
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	112	112
5.29%, due 04/24/2007	112	112
5.30%, due 04/25/2007	112	112
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	56	56
5.29%, due 04/20/2007	112	112
5.30%, due 04/24/2007	112	112
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	112	112
5.29%, due 05/01/2007	168	168
Sheffield Receivables Corp.-144A

5.28%, due 04/02/2007	$112	$112
5.29%, due 04/03/2007	112	112
5.29%, due 04/18/2007	168	168
5.30%, due 04/30/2007	112	112
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	112	112
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	112	112
5.28%, due 04/20/2007	168	168
Yorktown Capital LLC
5.30%, due 04/02/2007	112	112
5.29%, due 04/04/2007	112	112
5.29%, due 04/12/2007	112	112
5.30%, due 04/19/2007	168	168
Euro Dollar Overnight (2.1%)
Abbey National PLC
5.27%, due 04/03/2007	112	112
Bank of Montreal
5.40%, due 04/02/2007	168	168
Bank of Nova Scotia
5.28%, due 04/02/2007	168	168
BNP Paribas
5.42%, due 04/02/2007	224	224
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	224	224
Erste Bank
5.28%, due 04/04/2007	280	280
Lloyds TSB Bank
5.27%, due 04/05/2007	392	392
Rabobank Nederland
5.40%, due 04/02/2007	336	336
Royal Bank of Canada
5.39%, due 04/02/2007	336	336
Societe Generale
5.38%, due 04/02/2007	168	168
5.27%, due 04/05/2007	224	224
Svenska Handlesbanken
5.38%, due 04/02/2007	261	261
UBS AG
5.29%, due 04/02/2007	224	224
5.29%, due 04/06/2007	392	392
Euro Dollar Terms (3.6%)
Abbey National PLC
5.27%, due 04/26/2007	112	112
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	336	336
Bank of Montreal
5.27%, due 04/11/2007	168	168
5.27%, due 04/20/2007	112	112
Bank of Nova Scotia
5.28%, due 04/09/2007	168	168
5.28%, due 04/30/2007	112	112

Barclays
5.31%, due 04/09/2007	$280	$280
5.32%, due 04/23/2007	112	112
5.29%, due 05/07/2007	112	112
5.30%, due 05/16/2007	112	112
5.29%, due 05/21/2007	112	112
Calyon
5.30%, due 05/17/2007	112	112
5.31%, due 05/24/2007	56	56
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	559	559
Citigroup
5.31%, due 05/04/2007	112	112
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	280	280
5.30%, due 05/17/2007	280	280
Deutsche Bank
5.28%, due 04/10/2007	56	56
5.27%, due 04/20/2007	112	112
5.30%, due 05/15/2007	112	112
First Tennessee National Corp.
5.31%, due 05/02/2007	112	112
Fortis Bank
5.27%, due 04/12/2007	280	280
5.27%, due 04/13/2007	112	112
5.30%, due 06/25/2007	280	280
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	112	112
5.30%, due 06/13/2007	112	112
KBC Bank NV
5.27%, due 05/02/2007	112	112
Lloyds TSB Bank
5.28%, due 04/27/2007	112	112
Rabobank Nederland
5.27%, due 04/10/2007	112	112
Regions Bank
5.30%, due 04/23/2007	56	56
Royal Bank of Scotland
5.29%, due 05/07/2007	224	224
5.30%, due 05/08/2007	112	112
5.30%, due 05/09/2007	112	112
5.31%, due 05/25/2007	112	112
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	112	112
Societe Generale
5.28%, due 05/21/2007	112	112
5.31%, due 05/24/2007	224	224
Swedbank AB
5.30%, due 05/11/2007	448	448
Repurchase Agreements (2.2%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $479 on 04/02/2007	479	479

Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $2,186 on 04/02/2007	$2,185	$2,185
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $338 on 04/02/2007	337	337
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $748 on 04/02/2007	747	747

	Shares	Value
Investment Companies (0.2%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	115,240	$115
Reserve Primary Money Market Fund
1-day yield of 5.23%	254,739	254
Total Security Lending Collateral (cost: $21,409)		21,409
Total Investment Securities (cost: $163,402) #		$190,517

NOTES TO SCHEDULE OF INVESTMENTS:

†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $20,840.
‡	Non-income producing.
(a)	Passive Foreign Investment Company.
††

Cash collateral for the Repurchase Agreements, valued at $3,836, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

☐	Value is less than $1.
m	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $164,531. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,189 and $3,203, respectively. Net unrealized appreciation for tax purposes is $25,986.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated $5,385 or 3.1% of the net assets of the Fund.

ADR	American Depositary Receipt

Van Kampen Mid-Cap Growth

SCHEDULE OF INVESTMENTS
At March 31, 2007
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.9%)
Apparel & Accessory Stores (4.0%)
Abercrombie & Fitch Co.-Class A	231,153	$17,494
Urban Outfitters, Inc. ‡	229,675	6,089
Automotive Dealers (2.0%)
AutoZone, Inc. ‡	92,324	11,830
Business Services (12.2%)
Aeroplan Income Fund †	934,967	15,804
ChoicePoint, Inc. ‡ †	281,566	10,539
Focus Media Holding Ltd., ADR ‡ †	86,814	6,811
Iron Mountain, Inc. ‡	515,683	13,475
Lamar Advertising Co. †	137,534	8,660
Monster Worldwide, Inc. ‡	362,021	17,149
Chemicals & Allied Products (1.1%)
Cabot Corp.	137,856	6,580
Communication (1.9%)
Crown Castle International Corp. ‡ †	352,343	11,321
Computer & Data Processing Services (3.8%)
Baidu.com, ADR ‡ †	67,279	6,496
salesforce.com, Inc. ‡ †	215,474	9,227
Tencent Holdings, Ltd.	2,086,000	6,807
Educational Services (2.5%)
Apollo Group, Inc.-Class A ‡	199,391	8,753
ITT Educational Services, Inc. ‡	77,888	6,347
Electric, Gas & Sanitary Services (2.0%)
Stericycle, Inc. ‡	144,176	11,750
Electronic Components & Accessories (1.2%)
Tessera Technologies, Inc. ‡ †	186,994	7,431
Gas Production & Distribution (3.7%)
Questar Corp.	67,785	6,047
Southwestern Energy Co. ‡	386,012	15,819
Hotels & Other Lodging Places (7.0%)
Choice Hotels International, Inc.	167,160	5,922
Hilton Hotels Corp.	178,911	6,434
Intercontinental Hotels Group PLC, ADR	479,925	11,868
Wynn Resorts, Ltd. †	182,255	17,289
Industrial Machinery & Equipment (1.4%)
Pentair, Inc.	273,479	8,522
Insurance (3.0%)
Alleghany Corp. ‡	22,572	8,433
Leucadia National Corp.	309,249	9,098

Insurance Agents, Brokers & Service (1.0%)
Brown & Brown, Inc. †	214,245	$5,789
Management Services (3.6%)
Corporate Executive Board Co. †	284,374	21,601
Medical Instruments & Supplies (2.3%)
Techne Corp. ‡	240,945	13,758
Oil & Gas Extraction (4.5%)
Ultra Petroleum Corp. ‡	502,547	26,700
Paper & Allied Products (0.9%)
MeadWestvaco Corp.	179,561	5,538
Personal Services (1.0%)
Weight Watchers International, Inc.	122,808	5,660
Pharmaceuticals (2.7%)
Dade Behring Holdings, Inc.	367,795	16,128
Primary Metal Industries (2.7%)
Chaparral Steel Co.	126,642	7,367
Texas Industries, Inc.	113,346	8,561
Radio & Television Broadcasting (3.4%)
Grupo Televisa SA, Sponsored ADR	673,089	20,058
Real Estate (3.2%)
Desarrolladora Homex SA de CV, ADR ‡ †	156,410	9,064
Forest City Enterprises, Inc.-Class A	62,819	4,157
St. Joe Co. (The) †	109,438	5,725
Residential Building Construction (1.4%)
NVR, Inc. ‡ †	12,446	8,277
Restaurants (2.4%)
Wendy’s International, Inc.	450,482	14,100
Retail Trade (3.9%)
Amazon.com, Inc. ‡ †	447,173	17,793
Petsmart, Inc. †	170,670	5,625
Savings Institutions (1.4%)
People’s Bank †	191,479	8,502
Security & Commodity Brokers (3.5%)
Calamos Asset Management, Inc.-Class A	365,241	8,152
Fortress Investment Group LLC-Class A †	24,966	716
Janus Capital Group, Inc.	567,293	11,862
Telecommunications (4.8%)
Equinix, Inc. ‡	101,741	8,712
NII Holdings, Inc. ‡ †	266,497	19,769
Transportation & Public Utilities (6.4%)
CH Robinson Worldwide, Inc. †	372,687	17,796
Expedia, Inc. ‡ †	270,696	6,275
Expeditors International of Washington, Inc.	344,537	14,236
Transportation Equipment (2.0%)
Li & Fung, Ltd.	3,728,000	11,712
Total Common Stocks (cost: $528,357)		575,628

	Principal	Value
SECURITY LENDING COLLATERAL (17.4%)
Debt (17.1%)
Bank Notes (0.5%)
Bank of America
5.31%, due 05/17/2007	$2,699	$2,699
Commercial Paper (5.6%)
Barton Capital LLC-144A
5.27%, due 04/05/2007	810	810
5.28%, due 04/11/2007	540	540
5.29%, due 04/12/2007	540	540
5.28%, due 04/19/2007	540	540
Bear Stearns & Co.
5.50%, due 07/10/2007	270	270
CAFCO LLC-144A
5.28%, due 04/17/2007	810	810
Charta LLC-144A
5.30%, due 05/09/2007	810	810
CIESCO LLC
5.28%, due 04/16/2007	810	810
Clipper Receivables Corp.
5.28%, due 04/04/2007	540	540
5.29%, due 04/11/2007	810	810
Compass Securitization LLC-144A
5.30%, due 04/17/2007	540	540
5.29%, due 04/25/2007	540	540
CRC Funding LLC-144A
5.28%, due 04/17/2007	810	810
5.29%, due 04/25/2007	540	540
Den Danske Bank
5.27%, due 04/10/2007	810	810
5.29%, due 04/30/2007	1,349	1,349
Fairway Finance Corp.-144A
5.33%, due 04/10/2007	270	270
5.29%, due 04/26/2007	540	540
Falcon Asset Securitization Corp.-144A
5.28%, due 04/04/2007	540	540
5.28%, due 04/04/2007	59	59
5.28%, due 04/12/2007	810	810
5.28%, due 04/19/2007	540	540
5.29%, due 04/25/2007	540	540
Greyhawk Funding LLC-144A
5.28%, due 04/05/2007	1,080	1,080
5.28%, due 04/17/2007	540	540
Jupiter Securitization Corp.-144A
5.27%, due 04/04/2007	810	810
5.28%, due 04/09/2007	540	540
5.29%, due 04/19/2007	540	540
5.30%, due 04/26/2007	1,068	1,068
Kitty Hawk Funding Corp.-144A
5.29%, due 04/25/2007	540	540

Lexington Parker Capital Corp.-144A
5.29%, due 04/17/2007	$540	$540
5.29%, due 04/18/2007	540	540
Liberty Street-144A
5.29%, due 04/26/2007	810	810
Morgan Stanley
5.51%, due 08/01/2007	540	540
Old Line Funding LLC-144A
5.29%, due 04/23/2007	540	540
Paradigm Funding LLC-144A
5.29%, due 04/16/2007	540	540
5.29%, due 04/24/2007	540	540
5.30%, due 04/25/2007	540	540
Park Avenue Receivables Corp.-144A
5.29%, due 04/13/2007	270	270
5.29%, due 04/20/2007	540	540
5.30%, due 04/24/2007	540	540
Ranger Funding Co. LLC-144A
5.29%, due 04/12/2007	540	540
5.29%, due 05/01/2007	810	810
Sheffield Receivables Corp.-144A
5.28%, due 04/02/2007	540	540
5.29%, due 04/03/2007	540	540
5.29%, due 04/18/2007	810	810
5.30%, due 04/30/2007	540	540
Three Pillars Funding LLC-144A
5.30%, due 04/24/2007	540	540
Variable Funding Capital Co. LLC-144A
5.28%, due 04/19/2007	540	540
5.28%, due 04/20/2007	810	810
Yorktown Capital LLC
5.30%, due 04/02/2007	540	540
5.29%, due 04/04/2007	540	540
5.29%, due 04/12/2007	540	540
5.30%, due 04/19/2007	810	810
Euro Dollar Overnight (2.9%)
Abbey National PLC
5.27%, due 04/03/2007	540	540
Bank of Montreal
5.40%, due 04/02/2007	810	810
Bank of Nova Scotia
5.28%, due 04/02/2007	810	810
BNP Paribas
5.42%, due 04/02/2007	1,080	1,080
Credit Suisse First Boston Corp.
5.28%, due 04/03/2007	1,080	1,080
Erste Bank
5.28%, due 04/04/2007	1,349	1,349
Lloyds TSB Bank
5.27%, due 04/05/2007	1,889	1,889
Rabobank Nederland
5.40%, due 04/02/2007	1,619	1,619

Royal Bank of Canada
5.39%, due 04/02/2007	$1,619	$1,619
Societe Generale
5.38%, due 04/02/2007	810	810
5.27%, due 04/05/2007	1,080	1,080
Svenska Handlesbanken
5.38%, due 04/02/2007	1,259	1,259
UBS AG
5.29%, due 04/02/2007	1,080	1,080
5.29%, due 04/06/2007	1,889	1,889
Euro Dollar Terms (5.1%)
Abbey National PLC
5.27%, due 04/26/2007	540	540
BancoBilbao Vizcaya Argentaria SA
5.31%, due 05/14/2007	1,619	1,619
Bank of Montreal
5.27%, due 04/11/2007	810	810
5.27%, due 04/20/2007	540	540
Bank of Nova Scotia
5.28%, due 04/09/2007	810	810
5.28%, due 04/30/2007	540	540
Barclays
5.31%, due 04/09/2007	1,349	1,349
5.32%, due 04/23/2007	540	540
5.29%, due 05/07/2007	540	540
5.30%, due 05/16/2007	540	540
5.29%, due 05/21/2007	540	540
Calyon
5.30%, due 05/17/2007	540	540
5.31%, due 05/24/2007	270	270
Canadian Imperial Bank of Commerce
5.28%, due 04/30/2007	2,699	2,699
Citigroup
5.31%, due 05/04/2007	540	540
Credit Suisse First Boston Corp.
5.31%, due 05/01/2007	1,349	1,349
5.30%, due 05/17/2007	1,350	1,350
Deutsche Bank
5.28%, due 04/10/2007	270	270
5.27%, due 04/20/2007	540	540
5.30%, due 05/15/2007	540	540
First Tennessee National Corp.
5.31%, due 05/02/2007	540	540
Fortis Bank
5.27%, due 04/12/2007	1,350	1,350
5.27%, due 04/13/2007	540	540
5.30%, due 06/25/2007	1,350	1,350
HBOS Halifax Bank of Scotland
5.30%, due 05/08/2007	540	540
5.30%, due 06/13/2007	540	540
KBC Bank NV
5.27%, due 05/02/2007	540	540

Lloyds TSB Bank
5.28%, due 04/27/2007	$540	$540
Rabobank Nederland
5.27%, due 04/10/2007	540	540
Regions Bank
5.30%, due 04/23/2007	270	270
Royal Bank of Scotland
5.29%, due 05/07/2007	1,080	1,080
5.30%, due 05/08/2007	540	540
5.30%, due 05/09/2007	540	540
5.31%, due 05/25/2007	540	540
Skandinaviska Enskilda Banken AB
5.29%, due 04/27/2007	540	540
Societe Generale
5.28%, due 05/21/2007	540	540
5.31%, due 05/24/2007	1,080	1,080
Swedbank AB
5.30%, due 05/11/2007	2,160	2,160
Repurchase Agreements (3.0%) ††
Credit Suisse First Boston Corp. 5.48%, dated 03/30/2007 to be repurchased at $2,310 on 04/02/2007	2,309	2,309
Merrill Lynch & Co. 5.43%, dated 03/30/2007 to be repurchased at $10,541 on 04/02/2007	10,536	10,536
Morgan Stanley Dean Witter & Co. 5.43%, dated 03/30/2007 to be repurchased at $1,627 on 04/02/2007	1,626	1,626
Morgan Stanley Dean Witter & Co. 5.49%, dated 03/30/2007 to be repurchased at $3,606 on 04/02/2007	3,604	3,604

	Shares	Value
Investment Companies (0.3%)
BGI Institutional Money Market Fund
1-day yield of 5.28%	555,686	$556
Reserve Primary Money Market Fund
1-day yield of 5.23%	1,228,345	1,228
Total Security Lending Collateral (cost: $103,234)		103,234
Total Investment Securities (cost: $631,591) #		$678,862

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing.
†	At March 31, 2007, all or a portion of this security is on loan. The value at March 31, 2007, of all securities on loan is $100,256.
††

Cash collateral for the Repurchase Agreements, valued at $18,496, that serve as collateral for securities lending, are invested in corporate and government bonds with interest rates and maturity dates ranging from 0.00% - 9.12% and 05/30/2007 - 12/01/2096, respectively.

#

Aggregate cost for federal income tax purposes is $632,776. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $62,124 and $16,038, respectively. Net unrealized appreciation for tax purposes is $46,086.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities aggregated  $25,967 or 4.4% of the net assets of the Fund.

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Trust
(Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 24, 2007
By:	/s/ Joseph Carusone
Joseph Carusone
Interim Principal Financial Officer
Date:	May 24, 2007